     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2001
                                                              FILE NO. 333-01741
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                       POST-EFFECTIVE AMENDMENT NO. 10 TO
                             REGISTRATION STATEMENT
                                       ON
                                    FORM S-6

               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                 CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
                                   ACCOUNT 02

                           (EXACT NAME OF REGISTRANT)

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY

                              (NAME OF DEPOSITOR)

              900 Cottage Grove Road, Hartford, Connecticut 06152

              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code

                                 (860) 534-4100

         Mark A. Parsons, Esquire                       COPY TO:
Connecticut General Life Insurance Company     George N. Gingold, Esquire
          900 Cottage Grove Road                      P.O. Box 155
       Hartford, Connecticut 06152          West Hyannisport, MA 02672-0155
 (NAME AND ADDRESS OF AGENT FOR SERVICE)

            Approximate date of proposed public offering: Continuous

  INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
               (TITLE AND AMOUNT OF SECURITIES BEING REGISTERED)

    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The initial registration fee of $500 was paid with the declaration.

    Form 24F-2 was filed on March 1, 2001 for Registrant's fiscal year ended December 31, 2000.

    It is proposed that this filing will become effective:
_________ immediately upon filing pursuant to paragraph (b) of Rule 485
___X___ on May 1, 2000, pursuant to paragraph (b) of Rule 485
_________ 60 days after filing pursuant to paragraph (a) of Rule 485
_________ on _______, pursuant to paragraph (a) of Rule 485

                             CROSS REFERENCE SHEET
                            (RECONCILIATION AND TIE)
                     REQUIRED BY INSTRUCTION 4 TO FORM S-6

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
  1                            Cover Page Highlights

  2                            Cover Page

  3                            *

  4                            Distribution of Policies

  5                            The Company

  6(a)                         The Variable Account

  6(b)                         *

  9                            Legal Proceedings

  10(a)-(c)                    Short-Term Right to Cancel the Policy; Surrenders;
                               Accumulation Value; Reports to Policy Owners

  10(d)                        Right to Exchange for a Fixed Benefit Policy; Policy
                               Loans; Surrenders; Allocation of Net Premium Payments

  10(e)                        Lapse and Reinstatement

  10(f)                        Voting Rights

  10(g)-(h)                    Substitution of Securities

  10(i)                        Premium Payments; Transfers; Death Benefit; Policy
                               Values; Settlement Options

  11                           The Funds

  12                           The Funds

  13                           Charges; Fees

  14                           Issuance

  15                           Premium Payments; Transfers

  16                           The Variable Account

  17                           Surrenders

  18                           The Variable Account

  19                           Reports to Policy Owners

  20                           *

  21                           Policy Loans

  22                           *

  23                           The Company

  24                           Incontestability; Suicide; Misstatement of Age

  25                           The Company

  26                           Fund Participation Agreements

  27                           The Variable Account

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
  28                           Directors and Officers of the Company

  29                           The Company

  30                           *

  31                           *

  32                           *

  33                           *

  34                           *

  35                           *

  37                           *

  38                           Distribution of Policies

  39                           Distribution of Policies

  40                           *

  41(a)                        Distribution of Policies

  42                           *

  43                           *

  44                           The Funds; Premium Payments

  45                           *

  46                           Surrenders

  47                           The Variable Account; Surrenders, Transfers

  48                           *

  49                           *

  50                           The Variable Account

  51                           Cover Page; Highlights; Premium Payments; Right to
                               Exchange for a Fixed Benefit Policy

  52                           Substitution of Securities

  53                           Tax Matters

  54                           *

  55                           *

* Not Applicable

CONNECTICUT GENERAL LIFE INSURANCE COMPANY

                                                                    [CIGNA LOGO]
CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

HOME OFFICE LOCATION:                  MAILING ADDRESS:
900 COTTAGE GROVE ROAD                 CIGNA
BLOOMFIELD, CONNECTICUT                CORPORATE VARIABLE PRODUCTS SERVICE CENTER
                                       P.O. BOX 2975
                                       ROUTING H14A
                                       HARTFORD, CT 06104
                                       (860) 534-4100

--------------------------------------------------------------------------------
        THE CORPORATE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
--------------------------------------------------------------------------------

    This prospectus describes a flexible premium variable life insurance contract (the "Policy") offered by Connecticut General Life Insurance Company (the "Company", "we, us, our/ours"). The primary purpose of the Policy is to provide life insurance protection. It is not similar to, nor should it be compared to a systematic investment plan of a mutual fund.

    Policy values and, in some cases, the death benefit, vary with the investment performance of the funding options you, the purchaser, select. You assume certain risks by investing in these Policies, including the risk of losing money.

    Corporations and other sponsoring groups purchasing these Policies may use them in executive benefit plans or to finance certain deferred compensation plans and post-retirement benefit programs.

    Policy features include:

       - Life insurance on one life (individual) or two lives (joint and survivor - see page 24);

       -   Choice among three death benefit options (see page 16);

       -   Flexible premium payments (see page 18);

       -   Choice of life insurance qualification method (see page 17), and

       - Choice among the following mutual funds as underlying funding options (also see pages 12-15):

THE ALGER AMERICAN FUND                          JANUS ASPEN SERIES
Alger American Small Capitalization Portfolio    Balanced Portfolio
Alger American MidCap Growth Portfolio           Worldwide Growth Portfolio
Alger American Growth Portfolio
                                                 MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-
CIGNA VARIABLE PRODUCTS GROUP                    MFS Emerging Growth Series
CIGNA VP Money Market Fund                       MFS Total Return Series
CIGNA VP Investment Grade Bond Fund
CIGNA VP S&P 500 Index Fund                      NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
                                                 Partners Portfolio
DEUTSCHE ASSET MANAGEMENT VIT FUNDS
EAFE-Registered Trademark- Equity Index Fund     OCC ACCUMULATION TRUST
Small Cap Index Fund                             OCC Small Cap Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND        FRANKLIN TEMPLETON VARIABLE INSURANCE
VIP Equity-Income Portfolio                      PRODUCTS TRUST
VIP High Income Portfolio                        Templeton International Securities Fund Class 1

    The Policy's Fixed Account credits interest to Policy values held in that account. We guarantee the amounts in the Fixed Account and payment of certain interest. Page 21 contains additional information on the Fixed Account.

    It may not be in your best interest to replace existing insurance with this Policy. Please read this prospectus, and the underlying mutual funds' prospectuses, to understand the Policy.

                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
   SECURITIES OR DETERMINED THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A
                      CRIMINAL OFFENSE TO STATE OTHERWISE.

                         PROSPECTUS DATED: MAY 1, 2001

                 (This page has been left blank intentionally.)

                               TABLE OF CONTENTS

                                          PAGE
                                          ----
Technical Terms.......................      4
Highlights............................      5
  Initial Choices.....................      5
  Charges and Fees....................      6
  Reductions and Refunds..............      7
  Expense Data........................      8
The Company...........................     10
The Variable Account..................     10
  General.............................     10
  Substitution of Securities..........     11
  Voting Rights.......................     11
  Fund Participation Agreements.......     11
The Funds.............................     12
Death Benefit.........................     16
    Death Benefit Options.............     16
    Changes in Death Benefit Option...     16
    Payment of Death Benefit..........     17
    Life Insurance Qualification
     Test.............................     17
    Changes in Specified Amount.......     17
Premium Payments; Transfers...........     18
    Premium Payments..................     18
    Allocation of Net Premium
     Payments.........................     18
    Transfers.........................     19
Charges; Fees.........................     20
    Premium Charges...................     20
    Policy Issue Fee..................     20
    Monthly Deductions................     20
    Daily Deductions..................     20
    Administrative Fee................     20
    Mortality and Expense Risk
     Charge...........................     21
    Transaction Fee for Excess
     Transfers........................     21
    Surrenders During First Two Policy
     Years -- Refund of Portion of
     Premium Charge...................     21
The Fixed Account.....................     21
Policy Values.........................     21
    Accumulation Value................     21
    Variable Accumulation Unit
     Value............................     22
    Surrender Value...................     22
Surrenders............................     23
    Partial Surrenders................     23

                                          PAGE
                                          ----
    Full Surrenders...................     23
    Deferral of Payment and
     Transfers........................     23
Lapse and Reinstatement...............     23
    Lapse of a Policy.................     23
    Reinstatement of a Lapsed
     Policy...........................     23
Policy Loans..........................     23
Settlement Options....................     23
Additional Insurance Benefit..........     24
Joint and Survivorship Benefit........     24
Other Policy Provisions...............     25
    Issuance..........................     25
    Short-Term Right to Cancel the
     Policy...........................     25
    Policy Owner and Beneficiary......     25
    Changes of Policy Owner or
     Beneficiary......................     25
    Right to Exchange for a Fixed
     Benefit Policy...................     26
    Incontestability..................     26
    Misstatement of Age...............     26
    Suicide...........................     26
    Nonparticipating Policies.........     26
Additional Information................     26
    Tax Matters.......................     26
    Taxation of the Policies..........     27
    Taxation of the Company...........     28
    Partial Surrenders................     29
    Policy Loans......................     29
    Directors and Officers of the
     Company..........................     30
    Distribution of Policies..........     31
    Changes of Investment Policy......     31
    Other Contracts Issued by the
     Company..........................     31
    State Regulation..................     31
    Reports to Policy Owners..........     32
    Advertising.......................     32
    Legal Proceedings.................     32
    Experts...........................     33
    Registration Statement............     34
    Financial Statements..............     34
Appendix 1............................     94
    Illustration of Accumulation
     Values, Surrender Values, and
     Death Benefits...................     94

TECHNICAL TERMS

ACCUMULATION UNIT: A unit of measure used to calculate the value of a sub-account.

ACCUMULATION VALUE: The sum of your interest in the Fixed Account value (see page 21), your interest in the Variable Account value (see page 10) and the loan account value.

CORRIDOR DEATH BENEFIT: The death benefit calculated as a percentage of the accumulation value, rather than by reference to the specified amount, to satisfy the Internal Revenue Service definition of "life insurance".

GRACE PERIOD: The 61-day period following a monthly anniversary day on which a Policy's net accumulation value is insufficient to cover the current monthly deduction. We will send a notice at least 31 days before the end of the grace period that the Policy will lapse without value unless we receive a sufficient payment (described in the notification letter).

MONTHLY ANNIVERSARY DAY: The day of the month, as shown in the Policy Specifications, when we make the monthly deduction; or, if that day is not a valuation day or is nonexistent for that month, the next valuation day.

NET ACCUMULATION VALUE: The accumulation value less the loan account value.

SPECIFIED AMOUNT: The amount you choose which is used in determination of the death benefit and which you may increase or decrease as described in this prospectus. We exclude the additional insurance benefit from the specified amount when calculating charges and fees for the Policy and when calculating the guideline annual premium and the target premium.

TARGET PREMIUM: The amount of premium on which we pay full commissions and deduct a higher premium charge. This amount is specified on the Policy Specifications page and varies based on the Insured's issue age, sex and specified amount and, if applicable, underwriting class. The premium charge applied to the premiums paid in the first policy year is higher on premium paid up to target premium and lower on premium paid above target premium.

VALUATION DAY: Every day on which accumulation units are valued. This will include any day on which the New York Stock Exchange is open, but not any day on which trading on the Exchange is restricted, or on which an emergency exists, as determined by the Securities and Exchange Commission, so that valuation or disposal of securities is not practicable.

VALUATION PERIOD: The period of time beginning on the day following a valuation day and ending on the next valuation day. A valuation period may be more than one day in length.

HIGHLIGHTS

                    This section is an overview of key Policy features. Regulations in your state may vary the provisions of your own Policy.
INITIAL CHOICES
TO BE MADE
                    When purchasing a Policy, you have four important choices to make:

                    1) Selecting one of the three death benefit options;
                    2) Selecting the amount of premium payments to make;
                    3) Selecting how net premium payments will be allocated
                       among the available funding options, and
                    4) Selecting the life insurance qualification method to be used. (See page 17.)
LEVEL OR VARYING
DEATH BENEFIT
                    The death benefit is the amount we pay to the beneficiary(ies) when the Insured dies. Before we pay the death benefit, we subtract any outstanding loan account balances or outstanding amounts due. We calculate the death benefit payable as of the date on which the Insured died.

                    When you purchase your Policy, you must choose one of three death benefit options:

                    1) Option A -- a varying death benefit equal to the greater of:
                        a) the specified amount plus the accumulation value; or
                        b) the corridor death benefit.

                    2) Option B -- a level death benefit equal to the greater
                       of:
                        a) the specified amount, or
                        b) the corridor death benefit.

                    3) Option C -- a "return of premium" death benefit equal to the greater of:
                        a) the specified amount plus the sum of the premiums
                           paid; or
                        b) the corridor death benefit.
AMOUNT OF
PREMIUM PAYMENT
                    When you apply for your Policy, you must decide how much premium to pay. You may change premium payments within the limits described on page 18. However, your Policy might lapse if you don't pay enough premium to maintain a positive net accumulation value. If your Policy lapses because your monthly deduction is larger than the net accumulation value, you may reinstate your Policy. (See page 23.)
SELECTION OF
FUNDING
VEHICLE(S)
                    You must choose the fund(s) in which you want to place your net premium payment(s). For each fund, we maintain a separate sub-account which invests in shares of that fund. These fund sub-accounts make up the Variable Account (see page 10). A variable sub-account is not guaranteed and will increase or decrease in value according to the particular fund's investment performance. (See pages 21 and 22.) You may also choose to place part or all of your net premium payment(s) into the Fixed Account.

                    Your initial premium payment will be deposited in the CIGNA Variable Products Group's Money Market Fund during the Right-to-Examine Period as described in "Short-Term Right to Cancel the Policy". (See page 25.)

CHARGES AND FEES

------------------------------------------------------------------------------------------------------
DEDUCTIONS FROM PREMIUM PAYMENTS       6.5% for sales expenses, premium tax and other tax liabilities
                                       In addition,

                                       -    40% from each premium payment, up to the target premium,
                                            in the first policy year

                                       For increases in specified amount, other than through a change in the death benefit option, we deduct an additional 25% of the premium payment(s) attributable to the increase in specified amount up to the increase in target premium, during the first
                                       12 months after the increase.
------------------------------------------------------------------------------------------------------
ADMINISTRATIVE EXPENSE CHARGES         $250 at issue
                                       $8 monthly

                                       We deduct daily charges from the Policy values in policy years
                                       1-10. The current annual rate is .10% of the Policy values.
------------------------------------------------------------------------------------------------------
MORTALITY AND                          We deduct daily charges from the Policy values. The current
EXPENSE RISK CHARGES                   annual rate is:

                                       -    .85% of the Policy values during policy years 1-10
                                       -    .45% of the Policy values during policy years 11-15
                                       -    .15% of the Policy values thereafter
------------------------------------------------------------------------------------------------------
INSURANCE CHARGES                      Monthly charges, varying for each Insured, for:

                                       -    Cost of Insurance
                                       -    Cost of any additional insurance benefit
                                       -    Cost of any riders
------------------------------------------------------------------------------------------------------

MUTUAL FUND MANAGEMENT FEES, CHARGES   Each fund has its own management fee that is deducted daily.
AND EXPENSES                           Each fund also incurs other operational expenses. The table on pages 8-9 shows current expense levels for each fund as of
                                       December 31, 2000. Each fund's investment results will be
                                       affected by its expense level and by any fee waivers or
                                       reductions in effect for limited periods of time.
------------------------------------------------------------------------------------------------------
LOAN INTEREST CHARGE                   Interest on loans accrues at an annual rate of 5%. It is
                                       payable and deducted once a year, in arrears, on each policy anniversary. The current net interest spread (the amount by which interest charged on loans exceeds interest credited to the loan account) is:

                                       -    .95% per year in policy years 1-10,
                                       -    .45% per year in policy years 11-15, and
                                       -    .15% per year thereafter
------------------------------------------------------------------------------------------------------

ADDITIONAL CHARGES AND FEES            $25 for a partial surrender
                                       $25 for fund transfers in excess of 4 per policy year
------------------------------------------------------------------------------------------------------

These charges and fees are explained more fully in the "Charges; Fees" section beginning on page 20 and in the "Expense Data" section on pages 8-9.

REDUCTIONS AND REFUNDS

------------------------------------------------------------------------------------------------------
REDUCTION OF                           Corporations or other groups or sponsoring organizations may
CHARGES                                buy Policies on a case basis. We may reduce premium charges or any other charges where we expect that the amount or nature of the case will result in savings of sales, underwriting,
                                       administrative or other costs. Eligibility for and the amount of reduction will be determined by a number of factors,
                                       including:

                                       -    Number of lives to be insured;
                                       -    Total premium(s) expected to be paid;
                                       -    Total assets you have under our management;
                                       -    The nature of the relationship among the insured
                                            individuals;
                                       -    The purpose for which the Policies are being purchased;
                                       -    Expected persistency of the Policies as a whole, and
                                       -    Any other circumstances we believe relevant to the
                                            expected reduction of our expenses.

                                       Some reductions may be guaranteed. Other reductions may be subject to withdrawal or modification by us on a uniform case basis. Reductions in charges will not be unfairly
                                       discriminatory to any policy owners.

-----------------------------------------------------------------------------------------------------------
REFUND OF PORTION OF PREMIUM CHARGES   Surrenders during the first two policy years will qualify for a refund of a portion of the premium charges.
                                       --------------------------------------------------------------------

                                       SURRENDER                       CREDIT
                                       DURING
                                       First Policy Year:              100% of all premium charges
                                                                       previously deducted in excess of
                                                                       3.5% of all premiums paid.
                                       --------------------------------------------------------------------
                                       Second Policy Year:             50% of all premium charges
                                                                       previously deducted in excess of
                                                                       3.5% of all premiums paid.
-----------------------------------------------------------------------------------------------------------

EXPENSE DATA

The purpose of the following table is to help purchasers and prospective purchasers understand the costs and expenses that they will bear, directly and indirectly, assuming that all net premium payments are allocated to the Variable Account. The table reflects expenses of the Variable Account as well as of the individual funds underlying the variable sub-accounts. The Mortality and Expense Risk charge shown is the currently charged rate during the first ten policy years. It currently declines to .45% per year in the eleventh policy year, and to .15% in the sixteenth policy year. The Mortality and Expense Risk charge is guaranteed not to exceed .90% per year. The Administrative Expense charge shown is the currently charged rate during the first ten policy years. It is guaranteed not to exceed .30% per year. (Continued on Page 9.)

                                   FEE TABLE

                                ALGER AMERICAN FUNDS             CIGNA VARIABLE PRODUCTS
                           -------------------------------  ----------------------------------
                             SMALL     MIDCAP                MONEY     S&P 500     INVESTMENT
                              CAP      GROWTH     GROWTH    MARKET      INDEX        GRADE
                           PORTFOLIO  PORTFOLIO  PORTFOLIO   FUND       FUND       BOND FUND
                           ---------  ---------  ---------  -------    -------    ------------
SEPARATE ACCOUNT ANNUAL
 EXPENSES
Mortality and Expense
 Risk Charge.............    0.85       0.85       0.85        0.85       0.85          0.85
Administrative Expense
 Charge..................    0.10       0.10       0.10        0.10       0.10          0.10
                             ----       ----       ----     -------    -------      --------
TOTAL SEPARATE ACCOUNT
 ANNUAL EXPENSES.........    0.95       0.95       0.95        0.95       0.95          0.95
                             ====       ====       ====     =======    =======      ========
FUND PORTFOLIO ANNUAL
 OPERATING EXPENSES
Management Fees..........    0.85       0.80       0.75        0.35       0.25          0.50
Other Expenses...........    0.05       0.04       0.04        0.19       0.11          0.20
                             ----       ----       ----     -------    -------      --------
Total Gross Expenses.....    0.90       0.84       0.79        0.54       0.36          0.70
Waivers and
 Reimbursements..........     (--)       (--)       (--)      (0.04)     (0.11)        (0.20)
                             ----       ----       ----     -------    -------      --------
TOTAL NET FUND PORTFOLIO
 ANNUAL OPERATING
 EXPENSES................    0.90       0.84       0.79        0.50(1)    0.25(1)       0.50(1)
                             ====       ====       ====     =======    =======      ========

                                      DEUTSCHE ASSET
                                        MANAGEMENT
                                         VIT FUNDS                             FIDELITY VARIABLE
                           -------------------------------------            INSURANCE PRODUCTS FUND
                           EAFE-REGISTERED TRADEMARK-    SMALL     ------------------------------------------
                                     EQUITY               CAP       EQUITY-          HIGH         INVESTMENT
                                     INDEX               INDEX       INCOME         INCOME        GRADE BOND
                                      FUND               FUND      PORTFOLIO      PORTFOLIO      PORTFOLIO(3)
                           --------------------------  ---------   ----------     ----------     ------------
SEPARATE ACCOUNT ANNUAL
 EXPENSES
Mortality and Expense
 Risk Charge.............              0.85               0.85         0.85           0.85            0.85
Administrative Expense
 Charge..................              0.10               0.10         0.10           0.10            0.10
                                    -------             ------      -------         ------          ------
TOTAL SEPARATE ACCOUNT
 ANNUAL EXPENSES.........              0.95               0.95         0.95           0.95            0.95
                                    =======             ======      =======         ======          ======
FUND PORTFOLIO ANNUAL
 OPERATING EXPENSES
Management Fees..........              0.45               0.35         0.48           0.58            0.43
Other Expenses...........              0.47               0.34         0.08           0.10            0.11
                                    -------             ------      -------         ------          ------
Total Gross Expenses.....              0.92               0.69         0.56           0.68            0.54
Waivers and
 Reimbursements..........             (0.27)             (0.24)         (--)           (--)            (--)
                                    -------             ------      -------         ------          ------
TOTAL NET FUND PORTFOLIO
 ANNUAL OPERATING
 EXPENSES................              0.65               0.45         0.56(2)        0.68            0.54
                                    =======             ======      =======         ======          ======

------------------------------

(1) TimesSquare, the Fund's adviser, has contractually agreed to reimburse the VP Money Market, VP S&P 500 Index, and VP Investment Grade Bond Funds for any amount by which their annual expenses (including the advisory fee but excluding interest, taxes, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed 0.50%, 0.25%, and 0.50% respectively, of average daily net assets. The contractual agreement lasts until April 30, 2002 and thereafter to the extent described in the Funds' then current prospectus.

(2) Actual annual operating expenses were lower because a portion of the brokerage commissions that the fund pays was used to reduce fund expenses, and/or because, through arrangements with the fund, or Fidelity
     Management & Research Company (the fund's adviser) on behalf of the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. See the fund's prospectus for details.

(3) As of May 1, 1999, the Fidelity VIP II Investment Grade Bond Portfolio was no longer available to accept new allocations of premium or receive transfers of existing funds from other sub-accounts.

The table does not reflect the monthly deductions for the cost of insurance and any riders, nor does it reflect the administrative expense monthly deduction of $8 or the $250 policy issue charge. It also does not reflect premium charges, administrative charges for transfers and partial surrenders, and any policy loan interest. The information set forth should be considered together with the information provided in the prospectus under the heading "Charges and Fees", and in each fund's prospectus. All expenses are expressed as a percentage of the average value of the fund's assets.

                             FEE TABLE (CONTINUED)

                                                                                                    NEUBERGER
                                                            MFS-REGISTERED TRADEMARK- VARIABLE        BERMAN
                                 JANUS ASPEN SERIES                   INSURANCE TRUST                ADVISERS
                              -------------------------     -----------------------------------     MANAGEMENT
                                                                                                      TRUST
                              WORLDWIDE                        EMERGING              TOTAL          ----------
                                GROWTH        BALANCED          GROWTH              RETURN           PARTNERS
                              PORTFOLIO      PORTFOLIO          SERIES              SERIES          PORTFOLIO
                              ----------     ----------     ---------------     ---------------     ----------
SEPARATE ACCOUNT ANNUAL
EXPENSES
Mortality and Expense
Risk Charge..............         0.85           0.85              0.85                0.85             0.85
Administrative Expense
Charge...................         0.10           0.10              0.10                0.10             0.10
                               -------        -------           -------             -------           ------
TOTAL SEPARATE ACCOUNT
ANNUAL EXPENSES..........         0.95           0.95              0.95                0.95             0.95
                               =======        =======           =======             =======           ======
FUND PORTFOLIO ANNUAL
OPERATING EXPENSES
Management Fees..........         0.65(4)        0.65(4)           0.75                0.75             0.82
Other Expenses...........         0.04           0.01              0.10                0.15             0.10
                               -------        -------           -------             -------           ------
Total Gross Expenses.....         0.69           0.66              0.85                0.90             0.92
Waivers and
Reimbursements...........          (--)           (--)              (--)                (--)             (--)
                               -------        -------           -------             -------           ------
TOTAL NET FUND PORTFOLIO
ANNUAL OPERATING
EXPENSES.................

                                  0.69           0.66              0.85(5)             0.90(5)          0.92
                               =======        =======           =======             =======           ======

                                                                            FRANKLIN TEMPLETON
                                                                            VARIABLE INSURANCE
                                                                              PRODUCTS TRUST
                                                                            ------------------
                                      OCC ACCUMULATION TRUST                    TEMPLETON
                           --------------------------------------------       INTERNATIONAL
                              EQUITY          MANAGED        SMALL CAP       SECURITIES FUND
                           PORTFOLIO(6)     PORTFOLIO(6)     PORTFOLIO           CLASS 1
                           ------------     ------------     ----------     ------------------
SEPARATE ACCOUNT ANNUAL
EXPENSES
Mortality and Expense
Risk Charge..............        0.85             0.85           0.85               0.85
Administrative Expense
Charge...................        0.10             0.10           0.10               0.10
                              -------          -------        -------             ------
TOTAL SEPARATE ACCOUNT
ANNUAL EXPENSES..........        0.95             0.95           0.95               0.95
                              =======          =======        =======             ======
FUND PORTFOLIO ANNUAL
OPERATING EXPENSES
Management Fees..........        0.80             0.78           0.80               0.67
Other Expenses...........        0.15(7)          0.08(7)        0.10(7)            0.20
                              -------          -------        -------             ------
Total Gross Expenses.....        0.95             0.86           0.90               0.87
Waivers and
Reimbursements...........         (--)             (--)           (--)               (--)
                              -------          -------        -------             ------
TOTAL NET FUND PORTFOLIO
ANNUAL OPERATING
EXPENSES.................
                                 0.95(8)          0.86(8)        0.90(8)            0.87
                              =======          =======        =======             ======

------------------------------

(4) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee.

(5) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series' with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Net Fund Portfolio Annual Operating Expenses would be 0.84% for the Emerging Growth Series and 0.89% for the Total Return Series.

(6) The OCC Trust Equity and Managed Portfolios were longer be available to accept new allocations of premium or receive transfers of existing funds from other sub-accounts on or after May 1, 2000.

(7) Other Expenses are shown gross of expense offsets afforded the Portfolios which effectively lowered overall custody expenses.

(8) Total Gross Portfolio Expenses for the Equity, Managed, and Small Cap Portfolios are contractually limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets.

THE COMPANY

                    The Company is a Connecticut life insurance company incorporated in 1865, located at 900 Cottage Grove Road, Hartford, Connecticut. Wholly owned by Connecticut General Corporation and, in turn, by CIGNA Holdings, Inc. and CIGNA Corporation, it is licensed to do business in all states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands.

                    The Company's Home Office mailing address is CIGNA, H14A, P.O. Box 2975, Hartford, Connecticut 06104. The telephone number is 860-534-4100.

THE VARIABLE
ACCOUNT

                    CG Corporate Insurance Variable Life Separate Account 02 ("Variable Account") is a "separate account" of the Company established pursuant to a February 23, 1996 resolution of our Board of Directors.

                    Under Connecticut law, the assets of the Variable Account attributable to the Policies, though our property, are not chargeable with liabilities of any other business of the Company and are available first to satisfy our obligations under the Policies. The Variable Account income, gains, and losses are credited to or charged against the Variable Account without regard to our other income, gains, or losses. We do not guarantee the Variable Account's values and investment performance. All distributions made by the funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value.

                    The Variable Account is divided into sub-accounts, each of which is invested solely in the shares of one of the funds. On each valuation day, net premium payments allocated to the Variable Account will be invested in fund shares at net asset value, and monies necessary to pay for deductions, charges, transfers and surrenders from the Variable Account are raised by selling shares of the funds at net asset value.

                    We hold shares of the Variable Account through an open account system, which makes the issuance and delivery of stock certificates unnecessary.

                    The Variable Account is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve Commission supervision of the Variable Account's or our management, investment practices, or policies.

                    We have other registered separate accounts which fund other variable life insurance policies and variable annuity contracts.

                    GENERAL

                    We can give you no assurance that the investment objective of any of the funds will be met. You will bear the complete investment risk for accumulation values allocated to a sub-account. Inherent investment risk varies significantly among the sub-accounts but is present in each. You should read each fund's prospectus carefully and understand the funds' relative degrees of risk before making or changing investment choices. We impose some terms and conditions limiting such choices.

                    SUBSTITUTION OF SECURITIES

                    If the shares of any fund should no longer be available to the Variable Account or if, in our judgment, further investment in such shares should become inappropriate in view of the investment objectives of the Policies, we may substitute shares of another fund. We will make no substitution of securities in any sub-account without prior approval of the Commission and under such requirements as it may impose.

                    VOTING RIGHTS

                    We will vote the shares of each fund held in the Variable Account at special meetings of the shareholders of the particular Trust. We will follow written instructions received from persons having the voting interest in the Variable Account. We will vote the shares for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions. The Trusts do not hold regular meetings of shareholders.

                    The number of shares which you have a right to vote will be determined as of a date chosen by the appropriate Trust but not more than sixty (60) days prior to the meeting of that Trust. We will solicit voting instructions by written communication at least fourteen (14) days prior to the meeting.

                    Each fund's shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through our separate accounts and the separate accounts of other life insurance companies and, in some cases, qualified plans. The Trusts' managements do not see any disadvantage to you arising out of the fact that shares may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products, and with both ours and other life insurance companies' separate accounts. Nevertheless, the Trusts' boards intend to monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, they should take in response. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices.

                    FUND PARTICIPATION AGREEMENTS

                    We have entered into agreements with the various Trusts and their advisers or distributors. Under these agreements, we make the funds available under the Policies and perform certain administrative services. In some cases, the advisers or distributors may compensate us for these services.

THE FUNDS
Each of the seventeen sub-accounts of the Variable Account currently offered under the Policies is invested solely in the shares of one of the seventeen funds now available as funding vehicles under the Policies. Each fund has a different investment objective. Each of the funds is a series of (Continued on Page 13.)

-------------------------------------------------------------------------------------------
Trusts, Investment Advisers, and
Distributors                                   Funds Available under the Policies
-------------------------------------------------------------------------------------------
Alger American Fund ("Alger Trust")            Alger American Small Capitalization
Managed by:                                    Portfolio
  Fred Alger Management, Inc.                  Alger American MidCap Growth Portfolio
  1 World Trade Center, Suite 9333             Alger American Growth Portfolio
  New York, NY 10048
Distributed by:
  Fred Alger & Company, Incorporated
  30 Montgomery Street
  Jersey City, NJ 07302
-------------------------------------------------------------------------------------------
CIGNA Variable Products Group ("CIGNA Group")  CIGNA VP Money Market Fund
Managed by:                                    CIGNA VP Investment Grade Bond Fund
  TimesSquare Capital Management               CIGNA VP S&P 500 Index Fund
  900 Cottage Grove Road, S-210
  Hartford, CT 06152-2210
Distributed by:
  CIGNA Financial Services
  280 Trumbull Street
  Hartford, CT 06104
-------------------------------------------------------------------------------------------
Deutsche Asset Management VIT Funds            Deutsche VIT EAFE-Registered Trademark-
("Deutsche VIT")                               Equity Index Fund
Managed by:                                    Deutsche VIT Small Cap Index Fund
  Deutsche Asset Management, Inc.
  130 Liberty Street
  New York, NY 10006
Distributed by:
  Provident Distributors, Inc.
  4400 Four Falls Corporate Center
  West Conshohocken, PA 19428
-------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund      Fidelity VIP Equity-Income Portfolio
("Fidelity VIP")                               Fidelity VIP High Income Portfolio
Managed by:
  Fidelity Management & Research Company
  82 Devonshire Street
  Boston, MA 02109
Distributed by:
  Fidelity Distributors Corporation
  82 Devonshire Street
  Boston, MA 02109
-------------------------------------------------------------------------------------------

one of nine entities, all Massachusetts or Delaware business trusts. Each such entity is registered as a series of an open-end management investment company under the 1940 Act. These entities are collectively referred to in this prospectus as the "Trusts".

--------------------------------------------------------------------------------
             Brief Description of Each Fund's Investment Objective
--------------------------------------------------------------------------------
(SMALL CAP STOCKS) Seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.
(MID CAP STOCKS) Seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index. (LARGE CAP STOCKS) Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.
--------------------------------------------------------------------------------

(MONEY MARKET) Seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in short-term money market instruments.
(INVESTMENT GRADE BONDS) Seeks as high a level of current income as is consistent with reasonable concern for safety of principal by investing primarily in a broad range of investment grade fixed income securities.
(LARGE CAP STOCKS) Seeks to achieve its objective of long-term growth of capital by attempting to replicate the composition and total return, reduced by fund expenses, of the Standard and Poor's 500 Composite Stock Price Index.
--------------------------------------------------------------------------------
(INTERNATIONAL STOCKS) Seeks to replicate as closely as possible (before deduction of fund expenses) the total return of the MSCI Europe, Australasia, Far East ("EAFE-Registered Trademark-") Index.
(SMALL CAP STOCKS) Seeks to replicate as closely as possible (before deduction of fund expenses) the total return of the Russell 2000 Small Stock Index.
--------------------------------------------------------------------------------
(LARGE CAP STOCKS) Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's Composite Index of 500 Stocks.
(HIGH YIELD BONDS) Seeks high current income by investing at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower quality securities.

-----------------------------------------------------------------------------------------------------
Trusts, Investment Advisers, and
Distributors                                      Funds Available under the Policies
-----------------------------------------------------------------------------------------------------
Janus Aspen Series ("Janus Aspen Series")         Janus Aspen Series Balanced Portfolio
Managed by:                                       Janus Aspen Series Worldwide Growth Portfolio
  Janus Capital Corporation
  100 Fillmore Street
  Denver, CO 80206-4923
Distributed by:
  Janus Distributors Inc.
  100 Fillmore Street
  Denver, CO 80206-4923
-----------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Variable Insurance      MFS Emerging Growth Series
Trust-SM- ("MFS Trust")                           MFS Total Return Series
Managed by:
  Massachusetts Financial Services Company
  500 Boylston Street
  Boston, MA 02116
Distributed by:
  MFS Fund Distributors, Inc.
  500 Boylston Street
  Boston, MA 02116
-----------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management              Neuberger Berman AMT Partners Portfolio
Trust ("AMT")
Managed by:
  Neuberger Berman Management, Inc.
  605 Third Avenue
  New York, NY 10158-0180
Distributed by:
  Neuberger Berman Management, Inc.
  605 Third Avenue
  New York, NY 10158-0180
-----------------------------------------------------------------------------------------------------
OCC Accumulation Trust ("OCC Trust")              OCC Small Cap Portfolio
Managed by:
  OpCap Advisors
  1345 Avenue of the Americas
  New York, NY 10105
Distributed by:
  OCC Distributors
  1345 Avenue of the Americas
  New York, NY 10105
-----------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products    Templeton International Securities Fund Class 1
Trust ("Templeton Trust")
Managed by:
  Templeton Investment Counsel, LLC
  Broward Financial Centre, Suite 2100
  Fort Lauderdale, FL 33394-3091
Distributed by:
  Franklin Templeton Distributors, Inc.
  777 Mariners Island Blvd.
  San Mateo, CA 94404
-----------------------------------------------------------------------------------------------------

The CIGNA VP Investment Grade Bond Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP High Income Portfolio, MFS Total Return Series, MFS Emerging Growth Series, Janus Aspen Series Worldwide Growth Portfolio, OCC Small Cap Portfolio, and (Continued on Page 15.)

--------------------------------------------------------------------------------
             Brief Description of Each Fund's Investment Objective
--------------------------------------------------------------------------------
(BALANCED) Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
(GLOBAL STOCKS) Seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers.
--------------------------------------------------------------------------------
(LARGE CAP STOCKS) Seeks long-term growth of capital by investing primarily in common stocks of companies management believes to be early in their life cycle but which have the potential to become major enterprises.
(BALANCED OR TOTAL RETURN) Seeks primarily to obtain above average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.
--------------------------------------------------------------------------------
(MID TO LARGE CAP STOCKS) Seeks growth of capital by investing mainly in common stocks of mid- to large-capitalization companies whose stock prices are believed to be undervalued.
--------------------------------------------------------------------------------
(SMALL CAP STOCKS) Seeks capital appreciation through investments in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.
--------------------------------------------------------------------------------
(INTERNATIONAL STOCKS) Seeks long-term capital growth. Invests in stocks of companies located outside the United States, including emerging markets.
--------------------------------------------------------------------------------
Templeton International Securities Fund Class 1 portfolios may invest in non-investment grade, high yield, high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual fund prospectuses.

We may make additional funds available from time to time.

DEATH BENEFIT

                    DEATH BENEFIT OPTIONS

                    We offer three different death benefit options. The amount payable under each is determined as of the date of the Insured's death. In this prospectus, "the Insured's death" means, for a joint and survivor policy, the death of the second Insured to die. (See page 24.) Option B will be in effect unless you elected Option A or Option C in your application for the Policy or unless a change has been allowed:

                    - Option A -- the death benefit will be the greater of the specified amount (a minimum of $50,000 as of the date of this prospectus) plus the accumulation value, or the corridor death benefit.

                    Option A provides a varying death benefit which increases or decreases over time, depending on the amount of premium you pay and the investment performance of the funds you chose.

                    - Option B -- the death benefit will be the greater of the specified amount or corridor death benefit.

                    Option B provides a level death benefit unless the corridor death benefit exceeds the specified amount.

                    - Option C -- the death benefit will be the greater of the specified amount plus the premium payments you make, or the corridor death benefit.

                    Option C provides a death benefit which increases based on premium payments.

                    Under each option the amount payable upon death will be the death benefit, reduced by partial surrenders and by the amount necessary to repay any loans in full.

                    CHANGES IN DEATH BENEFIT OPTION

                    We will allow a death benefit option change upon your written request to the Corporate Variable Products Service Center in a form satisfactory to us, subject to the following conditions:

                    - The change will take effect on the monthly anniversary day following the date of receipt of the request.

                    - No change in the death benefit option may reduce the
                      specified amount below $50,000.

                    - For changes from Option B to Option A, the new specified amount will equal the death benefit less the accumulation value at the time of the change.

                    - For changes from Option B to Option C, the new specified amount will equal the death benefit less premiums paid at the time of the change.

                    - For changes from Option A to Option B, the new specified amount will equal the death benefit at the time of the change.

                    - For changes from Option A to Option C, the new specified amount will equal the death benefit less premiums paid at the time of the change.

                    - For changes from Option C to Option A, the new specified amount will equal the death benefit less the accumulation value at the time of the change.

                    - For changes from Option C to Option B, the new specified amount will equal the death benefit at the time of the change.

                    PAYMENT OF DEATH BENEFIT

                    We will compute the death benefit as of the date of the Insured's death. We will pay it in a lump sum within seven days after receipt at the Corporate Variable Products Service Center of due proof of the Insured's death (a certified copy of the death certificate(s)), unless you or the beneficiary have elected that all or a part of it be paid under one or more of any settlement options (see "Settlement Options") we may make available. We may delay payment of the death benefit if the Policy is being contested.

                    While the Insured is living, you may elect a settlement option, if available, for the beneficiary and deem it irrevocable by the beneficiary, or, you may revoke or change a prior election. The beneficiary may make or change an election within 90 days of the death of the Insured, unless you have made an irrevocable election.

                    If you assign the Policy as collateral security, we will pay any amount due the assignee in one lump sum. We will pay the beneficiary any excess death benefit due as elected.

                    LIFE INSURANCE QUALIFICATION TEST

                    A Policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under
                    Section 7702 of the Internal Revenue Code of 1986, as amended ("the Code"). At the time of purchase, you must choose a Policy which uses either the guideline premium test or the cash value accumulation test. Both methods require a life insurance policy to meet minimum ratios of life insurance coverage to accumulation value ("applicable percentages"). You cannot change the selection after the Policy's issue date.

                    The applicable percentages for the guideline premium test decrease over time and are

                    - 250% through attained age 40;

                    - 150% at attained age 55;

                    - 120% at attained age 65, and

                    - 101% at attained age 94 and above.

                    The guideline premium test also restricts the maximum premiums that you may pay into a life insurance policy for a specified death benefit.

                    The cash value accumulation test does not limit premiums which you may pay but has higher applicable percentages. Applicable percentages under the cash value accumulation test for non-smokers decrease over time from:

                    - 727% at attained age 20, to

                    - 378% at attained age 40, and to

                    - 101% at attained age 100.

                    See also "Tax Matters" at pages 26-29 of this prospectus.

                    CHANGES IN SPECIFIED AMOUNT

                    You may change the specified amount of a Policy by a written request to the Corporate Variable Products Service Center in a form satisfactory to us, subject to the following conditions:

                    - Satisfactory evidence of insurability and a supplemental application may be required to increase the specified amount.

                    - An increase in the specified amount, other than through a change in the death benefit option, will result in an additional 25% premium charge on premium payments attributable to the increase in specified amount up to the increase in target premium received during the 12 months following the increase.

                    - No decrease may reduce the specified amount to less than
                      $50,000, or below the minimum required to maintain the Policy's status as life insurance under the Code.

PREMIUM
PAYMENTS;
TRANSFERS

                    PREMIUM PAYMENTS

                    The Policies provide for flexible premium payments. You select the frequency and amount of premium payments. The initial premium payment is due on the issue date and is payable in advance. The minimum payment is the amount necessary to maintain a positive net accumulation value. We reserve the right to decline any application or premium payment.

                    After the initial premium payment, you must send all premium payments directly to the Corporate Variable Products Service Center. They will be deemed received when they are actually received there.

                    You may increase, decrease or change the frequency of premium payments.

                    PLANNED PREMIUMS are premium payments scheduled when a Policy is applied for.

                    ADDITIONAL PREMIUMS are any premium payments made ($500 minimum) in addition to planned premiums.

                    NET PREMIUM PAYMENTS are the balance of premium payments remaining after we deduct the premium charge.

                    PREMIUM INCREASES. At any time, you may increase planned premiums or pay additional premiums, but:

                    - We may request evidence of insurability if the additional premium or the new planned premium during the current policy year would increase the difference between the death benefit and the accumulation value. If we request satisfactory evidence of insurability and you do not provide it, we will refund the increase in premium without interest and without participation in any underlying funding options.

                    - The total of all premium payments may not exceed the then-current maximum premium limitations established by federal law for a policy to qualify as life insurance. If, at any time, a premium payment would result in total premium payments exceeding such maximum limitation, we will only accept that portion of the payment that will make total premiums equal to the maximum. We will return, or apply as otherwise agreed, any part of the premium payment in excess of that amount and no further premium payments will be accepted until allowed by the then-current maximum premium limitations prescribed by law.

                    - If there is any policy indebtedness, we will use any additional net premium payments first as a loan repayment. Any excess will be applied as an additional net premium payment.

                    ALLOCATION OF NET PREMIUM PAYMENTS

                    When you purchase a Policy, you must decide how to allocate net premium payments among the sub-accounts and the Fixed Account. For each sub-account, we convert the net premium payment into "accumulation units". The number of accumulation units credited to the Policy is determined by dividing the net premium payment allocated to the sub-account by the value of the accumulation unit for the sub-account. See "Policy Values -- Accumulation Value; Variable Accumulation Unit Value" at pages 21 and 22 of this prospectus.

                    During the Right-to-Examine Period, we will allocate the net premium payment to the CIGNA Variable Products Group's Money Market Fund of the Variable Account. Earnings will be credited from the later of the issue date or the date the premium payment was received. We will allocate the net premium payment directly to the sub-account(s) you selected after expiration of the Right-to-Examine Period as described under "Short-Term Right to Cancel the Policy" at page 25 of this prospectus.

                    Unless you direct us otherwise, we will allocate subsequent net premium payments on the same basis as the most recent previous net premium payment as of the next valuation period after each payment is received.

                    You may change the allocation for future net premium payments at any time free of charge, effective for premium payments made more than one week after we receive notice of the new allocation.

                    TRANSFERS

                    You may transfer values ($500 minimum) at any time from one sub-account to another. You may also transfer a portion of one or more sub-accounts to the Fixed Account within the 30 days prior to each policy anniversary. We allow transfers from the Fixed Account in the 30-day period following a policy anniversary. The transfers will be effective as of the next valuation day after your request is received by the Corporate Variable Products Service Center in good order. The cumulative amount of transfers from the Fixed Account within any such 30-day period cannot exceed 20% of the Fixed Account value on the most recent policy anniversary. If the Fixed Account value as of any policy anniversary is less than $5,000, however, this condition will not apply. We may further limit transfers from the Fixed Account at any time.

                    Subject to the above restrictions, you may make up to four transfers without charge in any policy year. Any value remaining in the Fixed Account or a sub-account after a transfer must be at least $500. You must make transfers in writing unless we have previously approved other arrangements. A $25 charge will be imposed for the fifth and succeeding transfers in any policy year.

                    Overly frequent transfers or an attempt to engage in "market timing" may increase the likelihood that transactions are made at an inopportune time. This could increase costs and may result in lower performance of the underlying funds and are, therefore, discouraged.

                    Any transfer among the funds or to the Fixed Account will result in the crediting and cancellation of accumulation units based on the accumulation unit values next determined after your written request is received at the Corporate Variable Products Service Center. The Corporate Variable Products Center must receive transfer requests by 4:00 p.m. Eastern Time in order for them to be effective that day. Any transfer you make that causes the remaining value of the accumulation units for a sub-account to be less than $500 will result in the remaining accumulation units being cancelled and their value reallocated proportionately among the other funding options you chose. You should carefully consider current market conditions and each fund's investment policies and related risks before you allocate money to the sub-accounts. See pages 12-15 of this prospectus.

                    We may, at our sole discretion, waive minimum balance requirements on the sub-accounts.

CHARGES;
FEES

                    PREMIUM CHARGES

                    We will make the following deductions for premium charges:

                    -  6.5% from every premium payment.

                    - An additional 40% on premium payments up to target premium in the first policy year.

                    If the specified amount is increased, other than through a change in the death benefit option, during the twelve months following the increase we will deduct the following from that portion of the premium payment attributable to the increase in specified amount:

                    - An additional 25% on premium payments up to the increase in the target premium.

                    The premium charge represents state taxes and federal income tax liabilities and a portion of our sales expense.

                    There is no deferred sales charge.

                    POLICY ISSUE FEE

                    We deduct a one-time policy issue fee of $250 from the accumulation value for a portion of our administrative expenses.

                    MONTHLY DEDUCTIONS

                    We deduct $8 monthly from the net accumulation value for administrative expenses. This charge is for items such as premium billing and collection, policy value calculations, confirmations and periodic reports.

                    We also make a monthly deduction from the net accumulation value for the Cost of Insurance and any charges for supplemental riders. The Cost of Insurance compensates us for the anticipated cost of paying death benefits in excess of the accumulation value. It depends on the attained age, years since issue and risk class (in accordance with state law) of the insured and the current net amount at risk.

                    We determine the Cost of Insurance by subtracting the accumulation value at the previous monthly anniversary day from the death benefit at the previous monthly anniversary day, and multiplying the result (the net amount at risk) by the applicable Cost of Insurance rate as determined by the Company. We base the Policy's guaranteed maximum Cost of Insurance rates for standard risks, per $1,000 net amount at risk, on the 1980 Commissioners Standard Ordinary Mortality Tables, age nearest birthday.

                    We deduct these monthly charges proportionately from the value of each funding option. This is accomplished for the sub-accounts by canceling accumulation units and withdrawing the value of the cancelled accumulation units from each funding option in the same proportion as the respective values have to the net accumulation value. The monthly deductions are made on the monthly anniversary day.

                    DAILY DEDUCTIONS

                    -  ADMINISTRATIVE FEE

                    For administrative costs, we make a daily deduction from Variable Account and Fixed Account values. This deduction is currently equivalent to .10% per year during the first ten policy years. We guarantee it will not exceed .30% per year.

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
                    -  MORTALITY AND EXPENSE RISK CHARGE

                    For mortality and expense risks, we make a daily deduction from Variable Account and Fixed Account values. This deduction is currently equivalent to .85% per year during the first ten policy years, .45% per year during policy years eleven through fifteen, and .15% thereafter. We guarantee it will not exceed .90% per year.

                    TRANSACTION FEE FOR EXCESS TRANSFERS

                    We charge a $25 transaction fee for each transfer between funding options in excess of four per policy year.

                    SURRENDERS DURING FIRST TWO POLICY YEARS -- REFUND OF PORTION OF PREMIUM CHARGES

                    If you surrender the Policy during the first 12 months after issue, we will pay you a credit equal to:

                    - 100% of all premium charges previously deducted in excess of 3.5% of all premiums paid.

                    If you surrender the Policy during months 13 through 24 after issue, we will pay you a credit equal to:

                    - 50% of all premium charges previously deducted in excess of 3.5% of all premiums paid.

                    Any surrender may result in tax implications. See "Tax Matters" (pages 26-29).

                    To the extent policy charges do not cover all our sales and administrative expenses, any shortfall will be made up from our General Account, which supports insurance and annuity obligations.

THE FIXED
ACCOUNT

                    The Fixed Account is funded by the assets of our General Account. Amounts held in the Fixed Account will be credited with interest at rates we declare from time to time. The minimum rate which will be credited is the lesser of 4% per year or the prevailing 30-day Treasury Bill Rate as of the last day of the preceding calendar month.

                    The Fixed Account is made up of the general assets of the Company other than those allocated to any separate account. The Fixed Account is part of our General Account. Because of applicable exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act"), and neither the Fixed Account nor our General Account has been registered under the 1940 Act. Therefore, neither the Fixed Account nor any interest therein is generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Fixed Account.

POLICY VALUES

                    ACCUMULATION VALUE

                    Once a Policy has been issued, we credit each net premium payment allocated to a sub-account in the form of accumulation units representing the fund in which assets of that sub-account are invested. We do so at the end of the valuation period in which the premium is received at the Corporate Variable Products Service Center (or portion thereof allocated to a particular sub-account). We determine the number of accumulation units credited by dividing the net premium payment by the value of an accumulation unit next computed after its receipt. Since each sub-account has its own accumulation unit value, a policy owner who has elected a combination of funding options will have accumulation units credited from more than one source.

                    We determine the accumulation value of a Policy by:

                    a) multiplying the total number of accumulation units
                       credited to the Policy for each applicable sub-account by its appropriate current accumulation unit value,
                    b) if a combination of sub-accounts is elected, totaling the resulting values, and
                    c) adding any values attributable to the General Account
                       (i.e., the Fixed Account value and the loan account value).

                    The number of accumulation units we credit to a Policy will not be changed by any subsequent change in the value of an accumulation unit. Such value may vary from valuation period to valuation period to reflect the investment experience of the fund used in a particular sub-account.

                    The Fixed Account value reflects amounts allocated to the Fixed Account through payment of premiums or transfers from the Variable Account. The Fixed Account value is guaranteed; however, there is no assurance that the Variable Account value of the Policy will equal or exceed the net premium payments allocated to the Variable Account.

                    We will tell you at least annually how many accumulation units are credited to the Policy, the current accumulation unit values, and your interest in: (a) the Variable Account value, (b) the Fixed Account value, and (c) the loan account value.

                    Accumulation value will be affected by monthly deductions.

                    VARIABLE ACCUMULATION UNIT VALUE

                    We determine the value of a variable accumulation unit for any valuation period by multiplying that unit's value for the immediately preceding valuation period by the net investment factor for the current period for the appropriate sub-account.

                    We determine the net investment factor separately for each sub-account by dividing (a) by (b) and subtracting (c) from the results, where:

                    a) Equals the net asset value per share of the fund held in the sub-account at the end of a valuation period

                        - plus the per share amount of any distribution declared
                          by the fund if the "ex-dividend" date is during the valuation period;
                        - plus or minus taxes or provisions for taxes, if any,
                          attributable to the operation of the sub-account during the valuation period.

                    b) Equals the net asset value per share of the fund held in the sub-account at the beginning of that valuation period.
                    c) Equals the daily charges for mortality and expense risk and for administrative expenses, multiplied by the number of days in the valuation period.

                    SURRENDER VALUE

                    The surrender value of a Policy is the amount you can receive in cash by surrendering the Policy. All or part of the surrender value may be applied to one or more of any settlement options that we might make available through a rider attached to the Policy.

SURRENDERS

                    PARTIAL SURRENDERS

                    You can make a partial surrender at any time by writing us at the Corporate Variable Products Service Center during the lifetime of the Insured and while the Policy is in force. We will charge a $25 transaction fee for any partial surrenders. For more information, see the "Additional Information -- Partial Surrenders" on page 29.

                    FULL SURRENDERS

                    You may make a full surrender at any time. We will pay the surrender value next computed after receiving your written request at the Corporate Variable Products Service Center in a form satisfactory to us. We usually pay any portion derived from the Variable Account within seven days of receipt of your request.

                    DEFERRAL OF PAYMENT AND TRANSFERS

                    We may postpone payment of the surrendered amount from the Variable Account when the New York Stock Exchange is closed and for such other periods as the Commission may require. We may defer payment or transfer from the Fixed Account up to six months. If we exercise our right to defer such payments or transfers, interest will be added as required by law.

LAPSE AND
REINSTATEMENT

                    LAPSE OF A POLICY

                    A lapse occurs if a monthly deduction is greater than the net accumulation value and no payment to cover the monthly deduction is made within the grace period. We will send you a lapse notice at least 31 days before the grace period expires.

                    Depending on the investment performance of the funding options, the net accumulation value may be insufficient to keep this Policy in force, particularly if you have taken any loans or made any partial surrenders. In that event, it may be necessary for you to make an additional premium payment.

                    REINSTATEMENT OF A LAPSED POLICY

                    You can apply for reinstatement at any time during the Insured's lifetime. To reinstate a Policy, we require satisfactory evidence of insurability and an amount sufficient to pay for the current monthly deduction plus twelve additional monthly deductions.

POLICY LOANS

                    You may take a loan against the Policy for up to 90% of the then current net accumulation value. A policy loan requires that you complete a loan agreement and assign the Policy to us. For more information on policy loans see the "Additional Information -- Policy Loans" section on page 29.

SETTLEMENT OPTIONS

                    We may pay proceeds in the form of settlement options through the addition of a rider. A settlement option may be selected:

                    - at the beneficiary's election upon the Insured's death, or

                    -  while the Insured is alive, upon your election.

                    You may request, in writing, to elect, change, or revoke a settlement option before payments begin. Your request must be in a form satisfactory to us and will take effect upon its receipt at the Corporate Variable Products Service Center. After the first payment, all payments will be made on the first day of each month.

                    Examples of possible settlement options are:

                    -  FIRST OPTION -- Payments for a stated number of years.

                    - SECOND OPTION -- Payments for the lifetime of the payee, guaranteed for a specified number of months.

                    - THIRD OPTION -- Payment of interest annually on the sum left with us at a rate of at least 3% per year, and upon the payee's death the amount on deposit will be paid.

                    - FOURTH OPTION -- Installments of specified amounts payable until the proceeds with any interest thereon are exhausted.

                    - ADDITIONAL OPTIONS -- Policy proceeds may also be settled under any other method of settlement we offer at the time the request is made.

ADDITIONAL INSURANCE BENEFIT

                    We can issue the Policy with an additional insurance benefit as a portion of the total death benefit. The benefit provides annually renewable term life insurance on the life of the Insured. We exclude this benefit from the specified amount when calculating the charges and fees for the Policy and when calculating the target premium.

                    We add the cost of the benefit to the monthly deduction. The cost is dependent on the attained age, years since issue, risk class and gender classification. We may adjust the monthly benefit rate from time to time, but the rate will never exceed the guaranteed Cost of Insurance rate for the benefit for that policy year.

                    The benefit allows you to increase the insurance protection under the Policy.

JOINT AND SURVIVORSHIP BENEFIT

                    We can issue the Policy with a joint and survivorship rider. The rider would enable us to issue the Policy on the lives of two Insureds and to pay the death benefit upon the death of the second of two Insureds to die. If you elect to add this benefit to your Policy, you should:

                    - interpret any reference in this prospectus to the "death of the Insured", or "the Insured's death", or similar context as "the death of the second of the two Insureds to die";

                    - interpret any discussions in this prospectus of the features of the Policy allowed "while the Insured is alive", or "during the lifetime of the Insured", or similar context as allowed "while at least one of the Insureds is alive".

                    Other sections of this prospectus that would be affected by the addition of this benefit are:

                    - Incontestability (see Page 26): The policy or increase must be in force for two (2) years during the lifetime of each Insured.

                    - Misstatement of Age (see Page 26): By reason of the rider the provision relates to either Insured.

                    - Suicide (see Page 26): By reason of the rider the provision relates to either Insured.

                    The cost of the rider is reflected in the monthly Cost of Insurance rates. Those rates are based on the attained age, years since issue, risk class and gender classification of each person insured. We use an actuarial formula that reflects one-alive and both-alive probabilities to determine the Cost of Insurance rates. No other charges and fees for the Policy will change as a result of the addition of the joint and survivorship rider.

OTHER POLICY PROVISIONS

                    ISSUANCE

                    We will only issue a Policy upon receipt of satisfactory evidence of insurability and, generally, only where the Insured is below age 75.

                    SHORT-TERM RIGHT TO CANCEL THE POLICY

                    You may return a Policy for cancellation and a full refund of premium within 10 days after you recieve it, unless state law is otherwise. We will hold the initial premium payment made when the Policy is issued in the CIGNA Variable Products Money Market Fund of the Variable Account. We will not allocate it to any other variable sub-accounts, even if you may have so directed, until

                    - the fifteenth day after we mail you the Policy, if the state law Right-to-Examine Period is 10 days after you receive the Policy.

                    - the twenty-fifth day after we mail the Policy to you if the state law Right-to-Examine Period is 20 days, or

                    - the thirty-fifth day after we mail the Policy to you if the state law Right-to-Examine Period is 30 days.

                    If you return the Policy for cancellation in a timely fashion, we will usually pay the refund of premiums, without interest, within seven days of your notice of cancellation. We may delay refund of premiums paid by check until the check clears.

                    POLICY OWNER AND BENEFICIARY

                    The policy owner and beneficiary(ies) shall be as named in the application or as subsequently changed, subject to assignment, if any. While the Insured is living, all rights in the Policy are vested in the policy owner.

                    If the policy owner is other than the Insured and dies before the Insured, the policy owner's rights in the Policy belong to the policy owner's estate.

                    If any beneficiary predeceases the Insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. We will pay multiple beneficiaries in equal shares, unless otherwise provided. We will pay the death proceeds to the policy owner or the policy owner's executor(s), administrator(s) or assigns if no named beneficiary survives the Insured.

                    CHANGES OF POLICY OWNER OR BENEFICIARY

                    You may name a new policy owner or beneficiary(ies) while the Insured is living by written request on a form satisfactory to us. You must submit the form to the Corporate Variable Products Service Center where we will record it. Once recorded, the change will be effective as of the date signed; however, the change will not affect any payment made or action we take before it was recorded. We may require that the Policy be submitted for endorsement before making a change of policy owner.

                    RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY

                    You may, within the first two policy years, exchange the Policy for a flexible premium adjustable life insurance policy offered by our Corporate Insurance Department at that time. The benefits for the new policy will not vary with the investment experience of a separate account. You must elect the exchange within 24 months from the Policy's issue date. We will not require evidence of insurability for the exchange.

                    Under the new policy:

                    - The policy owner, the Insured and the beneficiary will be the same as those under the exchanged Policy on the effective date of the exchange.

                    - The death benefit on the exchange date will not be more than the death benefit of the original Policy immediately prior to the exchange date.

                    - The issue date and issue age will be the same as that of the original Policy.

                    - The initial specified amount and any increases in specified amount will have the same rate class as those of the original Policy.

                    - Any indebtedness on the original Policy will be transferred.

                    INCONTESTABILITY

                    We will not contest payment of the death proceeds based on the initial specified amount after the Policy has been in force, during the Insured's lifetime, for two years from the date of issue. For any increase in specified amount requiring evidence of insurability, we will not contest payment of the death proceeds based on such an increase after it has been in force, during the Insured's lifetime, for two years from its effective date.

                    MISSTATEMENT OF AGE

                    We will adjust the death benefit and accumulation value if the Insured's age has been misstated. The adjustment process will recalculate all such benefits and values to the amount that would have been calculated using the rates that were in effect at the time of each monthly anniversary.

                    SUICIDE

                    If the Insured dies by suicide, while sane or insane, within two years from the issue date, we will pay no more than the sum of the premiums paid, less any indebtedness. If the Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, we will pay no more than a refund of the monthly charges for the cost of such additional benefit.

                    NONPARTICIPATING POLICIES

                    These are nonparticipating Policies on which no dividends are payable. These Policies do not share in our profits or surplus earnings.

ADDITIONAL INFORMATION

                    TAX MATTERS

                    The following discussion is general and is not intended as tax advice. You should consult counsel and other competent advisers for more complete information. This discussion is based on our understanding of federal income tax laws as the Internal Revenue Service currently interprets them. No representation is made as to the likelihood of continuation of these current laws and interpretations.

                    TAXATION OF THE POLICIES

                    For contracts issued after December 31, 1984, section 7702 of the Code provides a definition that must be met in order for the contract to qualify as a life insurance contract for federal tax purposes. Under this section, either a cash value test or a guideline premium/cash value corridor test must be satisfied. For contracts that meet the definition of section 7702, the income credited to the contract is not taxed until it is distributed; and, even then, it is only taxed to the extent that the amount distributed exceeds the investment in the contract. A policy loan is not treated as a distribution for this purpose. In addition, the death proceeds payable upon the death of the insured are excluded from the gross income of the beneficiary under section 101 of the Code. We will test Policies for compliance with section 7702 and retain the right to take whatever action is necessary, including the return of premiums, to ensure that the policies qualify as life insurance contracts. As a result, the federal taxation of a Policy should be the same as described above.

                    A life insurance contract issued on or after June 21, 1988, will become a modified endowment contract if the amount of premiums paid for the contract exceeds limits set out in section 7702A of the Code. Under these rules, a life insurance contract becomes a modified endowment contract if the total premiums paid during the first seven years exceed the amount that would have been paid if the contract provided for paid up benefits after seven level annual premiums. Generally, amounts distributed from a modified endowment contract, including amounts paid out as the result of a full surrender, a partial surrender, or a loan, are taxable to the extent that the cash value of the contract immediately before the distribution exceeds the investment in the contract. A collateral assignment or pledge of a modified endowment contract is also treated as a distribution for this purpose. In addition to the taxation of the distribution, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is 59 1/2 years old or disabled when the distribution is made. The Policies offered by this prospectus may or may not be issued as modified endowment contracts, depending upon the wishes of the Policy owner. For those Policies that are not issued as modified endowment contracts, we will test them for compliance with section 7702A and retain the right to take whatever action is necessary, including the return of premiums, to ensure that the Policies do not become modified endowment contracts.

                    A Policy may also become a modified endowment contract as the result of a reduction in benefits or a material change as defined in section 7702A. Section 7702 also provides that if there is a reduction in benefits during the first 15 years after the life insurance contract is issued and there is a cash distribution as a result of that change, some or all of the distribution may be taxable. Because of these rules, we will monitor any additional premium payments or requested changes in the benefits under a Policy. If a premium payment or requested change would result in the Policy becoming a modified endowment contract or otherwise result in a taxable distribution, we will notify the Policy owner. In such a case, the payment will not be credited to the contract or the change will not be made until we have received verification from the Policy owner that such action should be taken.

                    Because of the limitations of the rules of sections 7702 and 7702A, it may not be advantageous to replace an existing life insurance contract that is not subject to these rules with a Policy described in this prospectus.

                    In addition to meeting the tests required by sections 7702 and 7702A, section 817(h) of the Code requires that the investments of separate accounts, such as the Variable Account, be adequately diversified. Beginning with any period for which a separate account is not adequately diversified, any variable life insurance contracts that are based upon that account are not treated as life insurance contracts for tax purposes.

                    Treasury Regulation 1.817-5 generally provides that a separate account will be considered adequately diversified only if:

                    - no more than 55% of the value of the total assets of the account is represented by any one (1) investment,

                    -  no more than 70% of such value is represented by any two
                       (2) investments,

                    - no more than 80% of such value is represented by any three (3) investments, and

                    -  no more than 90% of such value is represented by any four
                       (4) investments.

                    U.S. Treasury Securities are not subject to the diversification test for variable life insurance contracts; and, to the extent that separate accounts include such securities, somewhat less stringent requirements apply. We will monitor the investments in the variable account in order to ensure that it remains adequately diversified.

                    The following may have adverse tax consequences:

                    -  A total surrender or termination of the Policy by lapse;

                    -  A reduction in benefits;

                    -  A change in the specified amount;

                    -  Payment of additional premiums;

                    -  A policy loan;

                    -  A change in death benefit option;

                    -  A 1035 exchange;

                    -  The exchange of a Policy for a fixed-benefit policy, or

                    -  The collateral assignment or pledge of a Policy.

                    If the amount received by the policy owner upon surrender or termination plus total policy indebtedness exceeds the premiums paid into the Policy, the excess will generally be treated as taxable income, regardless of whether or not the Policy is a modified endowment contract.

                    Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policy owner or beneficiary.

                    TAXATION OF THE COMPANY

                    We are taxed as a life insurance company under the Code. Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Investment income on the assets of the Variable Account are reinvested and taken into account in determining the value of accumulation units.

                    We do not expect to incur any federal income tax liability that would be chargeable directly to the Variable Account. Based upon these expectations, no charge is currently being made against the Variable Account for federal income taxes. If, however, we determine that on a separate company basis such taxes may be incurred, we reserve the right to assess a charge for such taxes against the Variable Account.

                    We may also incur state and local taxes in addition to premium taxes in several states. At present, these taxes are not significant. If they increase, however, additional charges for such taxes may be made.

                    PARTIAL SURRENDERS

                    You may make a partial surrender at any time while the Policy is in force and during the lifetime of the Insured. The request must be in writing and you will be charged a $25 transaction fee. The amount of a partial surrender may not exceed 90% of the net accumulation value at the end of the valuation period in which the election becomes or would become effective. A partial surrender may not be less than $500.

                    -  Option B and C Policies (see "Death Benefit"):

                    A partial surrender will reduce the accumulation value, death benefit and specified amount. The specified amount and accumulation value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

                    -  For an Option A Policy (see "Death Benefit"):

                    A partial surrender will reduce the accumulation value and the death benefit, but it will not reduce the specified amount.

                    We will not allow the specified amount remaining in force after a partial surrender to be less than $50,000. We will not grant any request for a partial surrender that would reduce the specified amount below this amount. In addition, if, following the partial surrender and the corresponding decrease in the specified amount, the Policy would not comply with the maximum premium limitations required by federal tax law, we may limit the decrease to the extent necessary to meet the federal tax law requirements.

                    If, at the time of a partial surrender, the net accumulation value is attributable to more than one funding option, we will deduct the $25 transaction charge from the amount paid from the values in each funding option, unless we agree otherwise with you.

                    POLICY LOANS

                    A policy loan requires that a loan agreement be executed and that the Policy be assigned to us. The loan may be for any amount up to 90% of the then current net accumulation value. The amount of a loan, together with subsequent accrued but not paid interest on the loan, becomes part of the "loan account value" (i.e. an amount equal to the sum of all unpaid Policy loans and loan interest.) If Policy values are held in more than one funding option, withdrawals from each option will be made in proportion to the assets in each option at the time of the loan for transfer to the loan account, unless you instruct us otherwise, in writing, at the Corporate Variable Products Service Center.

                    Interest on loans will accrue at an annual rate of 5%, and net loan interest (interest charged less interest credited as described below) is payable once a year in arrears on each anniversary of the loan, or earlier upon full surrender or other payment of proceeds of a Policy. Any interest not paid when due becomes part of the loan and we will withdraw net interest proportionately from the values in each funding option.

                    We will credit interest on the loan account value. Our current practice is to credit interest at an annual rate equal to the interest rate charged on the loan minus:

                    - .95% (guaranteed not to exceed 1.2%) during the first ten policy years,

                    - .45% (guaranteed not to exceed 1.2%) during policy years 11-15, and

                    -  .15% (guaranteed not to exceed 1.2%) annually thereafter.

                    In no case will the annual credited interest rate be less than 3.8%.

                    We will allocate repayments on the loan among the funding options according to current net premium payment allocations. However, we maintain the right to require that amounts loaned from the Fixed Account be allocated to the Fixed Account upon repayment. We will reduce the loan account value by the amount of any loan repayment.

                    A policy loan, whether or not repaid, will affect:

                    -  The proceeds payable upon the Insured's death, and

                    -  The accumulation value.

                    This is because the investment results of the Variable Account or the Fixed Account will apply only to the non-loaned portion of the accumulation value. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable, depending on the investment results of the Variable Account or the Fixed Account while the loan is outstanding.

                    DIRECTORS AND OFFICERS OF THE COMPANY

                    The following persons are our Directors and Principal Officers. The address of each is 900 Cottage Grove Road, Hartford, CT 06152. We or our affiliates have employed each for more than five years except for Ms. Cooper, Ms. Hill and Mr. Stephen.

                    - Prior to January, 1999, Ms. Cooper was an Associate Attorney with Robinson, Donovan, Madden & Barry, P.C.

                    - Prior to November, 2000, Ms. Hill was President and Chief Executive Officer of Rush Prudential Healthplans, and President of Aetna Health Plans of the Midwest.

                    - Prior to May, 1997, Mr. Stephan was Senior Manager at PriceWaterhouse, LLP.

                                                                    POSITIONS AND OFFICES
                                         NAME                          WITH THE COMPANY
                            -------------------------------  ------------------------------------
                            Thomas C. Jones                  President and Director
                                                             (Principal Executive Officer)
                            Michael J. Stephan               Vice President
                                                             (Principal Accounting Officer)
                            James Yablecki                   Assistant Vice President and Actuary
                                                             (Principal Financial Officer)
                            Susan L. Cooper                  Corporate Secretary
                            Andrew G. Helming                Secretary
                            Harold W. Albert                 Director
                            John Cannon, III                 Director, Senior Vice President,
                                                             and Chief Counsel
                            Carol M. Olsen                   Director and Senior Vice President
                            William M. Pastore               Director, Chairman of the Board,
                                                             and Senior Vice President
                            Marc L. Preminger                Director, Senior Vice President,
                                                             and Chief Financial Officer
                            Richard H. Forde                 Director and Senior Vice President
                            Barbara B. Hill                  Director and Senior Vice President
                            David M. Porcello                Vice President and Treasurer

                                                                    POSITIONS AND OFFICES
                                         NAME                          WITH THE COMPANY
                            -------------------------------  ------------------------------------
                            Patricia L. Rowland              Director and Senior Vice President
                            W. Allen Schaffer, M.D.          Director and Senior Vice President
                            Jean H. Walker                   Director, Senior Vice President and
                                                             Actuary

                    DISTRIBUTION OF POLICIES

                    Licensed insurance agents will sell the Policies in those states where the Policies may lawfully be sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities
                    Dealers, Inc. (NASD). We will distribute the Policies through our principal underwriter, CIGNA Financial
                    Services, Inc. ("CFS"), whose address is 280 Trumbull Street, Hartford, Connecticut. CFS is a Delaware corporation organized in 1995.

                    Gross commissions paid by us on the sale of Policies will not exceed:

                    - First Policy Year: 40% of target premium, plus 3% of any premium payment in excess of target premium.

                    - Renewal: 3% of premium payments, plus 25% of any increase in target premium.

                    In addition, in New York and New Jersey we will pay annual renewal compensation of up to .10% of net accumulation value beginning in the second policy year.

                    CHANGES OF INVESTMENT POLICY

                    We may materially change the investment policy of the Variable Account. We must inform you and obtain all necessary regulatory approvals. We must submit any change to the various state insurance departments, which may disapprove it if deemed detrimental to the policy owners' interests or if it renders our operations hazardous to the public. If a policy owner objects, the Policy may be converted to a substantially comparable fixed benefit life insurance policy offered by us on the life of the Insured. You must make this conversion by the later of:

                    - 60 days (6 months in Pennsylvania) from the date of the investment policy change, or

                    - 60 days (6 months in Pennsylvania) from the date you are informed of such change.

                    We will not require evidence of insurability for this conversion.

                    The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the Policy converted on the date of such conversion.

                    OTHER CONTRACTS ISSUED BY THE COMPANY

                    We presently and will, from time to time, offer other variable life insurance policies and variable annuity contracts with benefits which vary in accordance with the investment experience of a separate account of the Company.

                    STATE REGULATION

                    We are subject to the laws of Connecticut governing insurance companies and to regulation by the Connecticut Insurance Department. We file an annual statement in a prescribed form with the Insurance Department each year covering our operation for the preceding year and our financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves so that the Insurance Department may certify the items are correct. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Connecticut Insurance Department. Such regulation does not, however, involve any supervision of management or investment practices or policies.

                    REPORTS TO POLICY OWNERS

                    We maintain Policy records and will mail to each policy owner, at the last known address of record, an annual statement showing the amount of the current death benefit, the accumulation value, the surrender value, premiums paid and monthly charges deducted since the last report, the amounts invested in the Fixed Account and in the Variable Account and in each sub-account, and any loan account value.

                    We will also send you annual reports containing financial statements for the Variable Account and annual and semi-annual reports of the funds to the extent required by the 1940 Act.

                    In addition, we will send you statements of significant transactions, such as changes in specified amount, changes in death benefit option, changes in future premium allocation, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

                    ADVERTISING

                    The Company is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect our financial strength or claims-paying ability.

                    The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties that recommend the Company or the Policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                    LEGAL PROCEEDINGS

                    The Company's run-off reinsurance operations include an approximate 35% share in the primary layer of a workers' compensation reinsurance pool, which was formerly managed by Unicover Managers, Inc. The pool had obtained reinsurance for a significant portion of its exposure to claims, but disputes have arisen regarding this reinsurance (retrocessional) coverage. The retrocessionaires have commenced arbitration against Unicover and the pool members, seeking recission or damages.

                    Resolution of this matter is likely to take some time and the outcome is uncertain. If the arbitration results are unfavorable, the Company could incur losses material to its results of operations. However, management does not expect the arbitration results to have a material adverse effect on the Company's liquidity or financial condition.

                    The Company was a defendant in litigation certified as a class action which among other allegations challenges the passthrough of certain tax-related costs to policyholders, and alleged misrepresentations with respect to certain sales practices. This case has been settled; however, an alternative dispute resolution claim process is ongoing. It is the opinion of management that losses resulting from this litigation will not have a material adverse effect on the Company's financial condition or results of operations.

                    The Company and/or its affiliates are defendants in several proposed class action lawsuits brought in federal courts against the managed care industry by physicians and members of health plans. The lawsuits allege violations under one or more of the Employment Retirement Income Security Act ("ERISA"), the Racketeer Influenced and Corrupt Organizations Act ("RICO") and various state laws. They challenge, in general terms, the mechanisms used by managed care companies in connection with the delivery of or payment for health care services. The complaints seek injunctive relief, unspecified damages (subject, in the case of RICO, to trebling) and attorneys fees.

                    PETERSON V CONNECTICUT GENERAL LIFE INSURANCE COMPANY was filed February 2, 2000 in the United States District Court for the Eastern District of Pennsylvania. The Company's motion to dismiss for failure to state a claim was granted and the plaintiff has filed an appeal in the U.S. Court of Appeals for the Third Circuit.

                    Other federal cases against the Company or its affiliates are SHANE V. HUMANA, INC., ET AL. (CIGNA subsidiaries added as defendants in August 2000), MANGIERI V. CIGNA CORPORATION (filed December 7, 1999 in the United States District Court for the Northern District of Alabama), and PICKNEY V. CIGNA CORPORATION AND CIGNA HEALTH CORPORATION (filed
                    November 22, 1999, in the United States District Court for the Southern District of Mississippi). Plaintiffs in the SHANE and MANGIERI cases are physicians, and in the Pickney case, a health plan subscriber. These cases have been transferred to the United States District Court for the Southern District of Florida, along with other cases against other managed care companies, for consolidated pretrial proceedings. Defendants' motions to dismiss all cases are pending. The court has not decided whether a class should be certified in any of the cases.

                    In addition, certain of the Company's affiliates are defendants in two federal cases brought by health plan subscribers filed September 7, 2000, in the U.S. District Court for the District of Connecticut, ALBERT V. CIGNA HEALTHCARE OF CONNECTICUT, INC., ET AL. and STATE OF CONNECTICUT V. ANTHEM, ET AL. It is likely that these cases will be transferred to Florida and consolidated with the other actions pending there. Certain of the Company's affiliates are also defendants in state court cases filed by providers.

                    The Company is routinely involved in numerous lawsuits arising, for the most part, in the ordinary course of the business of administering and insuring employee benefit programs. The outcome of litigation is always uncertain. With the exception of certain reinsurance arbitration proceedings (the possible results of which are discussed above), the Company does not believe that any legal proceedings currently threatened or pending involving the Company will result in losses that would be material to results of operations, liquidity or financial condition. The principal underwriter, CFS, is not engaged in any material litigation of any nature.

                    EXPERTS

                    An actuarial opinion regarding the representativeness of illustrations in this prospectus has been rendered by Michelle L. Kunzman, FSA, MAAA, 280 Trumbull Street, Hartford, CT 06104, as stated in the opinion filed as an exhibit to the Registration Statement given on her authority as an expert in actuarial matters.

                    Legal matters in connection with the Policies described in this prospectus are being passed upon by Mark A. Parsons, Esq. Chief Counsel, CIGNA Retirement & Investment Services, 900 Cottage Grove Road, Hartford, CT 06152, in the opinion filed as an exhibit to the Registration Statement given on his authority as an expert in these matters.

                    The consolidated financial statements of Connecticut General Life Insurance Company as of December 31, 2000 and 1999 and for each of the three years in the period ended
                    December 31, 2000 included in the prospectus as well as the Statement of Assets and Liabilities of the Variable Account at December 31, 2000 and the Statement of

                    Operations for the period ended December 31, 2000, 1999 and 1998 and the Statements of Changes in Net Assets for the periods ended December 31, 2000, 1999 and 1998 have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                    REGISTRATION STATEMENT

                    We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered by way of this prospectus. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Account, the Company, and the Policies offered hereby. Statements contained in this prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

                    FINANCIAL STATEMENTS

                    The consolidated balance sheets of the Company and its subsidiaries as of December 31, 2000 and 1999 and related consolidated statements of income and retained earnings and cash flows for the years ended December 31, 2000, 1999 and 1998 follow. They should be considered only as bearing upon the ability of the Company to meet our obligations under the Policies.

                    The Statement of Assets and Liabilities of the Variable Account at December 31, 2000 and related Statements of Operations for the period ended December 31, 2000, 1999 and 1998 and Statements of Changes in Net Assets for the periods ended December 31, 2000, 1999, and 1998 also follow. The Variable Account commenced operations on December 24, 1996.

                                                                               PricewaterhouseCoopers LLP
                                                                               100 Pearl Street
                                                                               Hartford, CT 06103-4508
                                                                               Telephone (860) 241-7000
                                                                               Facsimile (860) 241-7590

PRICEWATERHOUSECOOPERS                                          [LOGO]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Connecticut General Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income and changes in shareholder's equity and of cash flows present fairly, in all material respects, the financial position of Connecticut General Life Insurance Company and its subsidiaries at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
February 8, 2001

                            CONNECTICUT GENERAL LIFE

                               INSURANCE COMPANY

                       CONSOLIDATED FINANCIAL STATEMENTS

                               DECEMBER 31, 2000

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY

                       CONSOLIDATED STATEMENTS OF INCOME

--------------------------------------------------------------------------------------
(IN MILLIONS)
--------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                                2000     1999     1998
--------------------------------------------------------------------------------------
REVENUES
Premiums and fees...........................................  $7,072   $6,573   $5,683
Net investment income.......................................   2,395    2,421    2,637
Other revenues..............................................     110      111      427
Realized investment (losses) gains..........................     (11)       7       93
                                                              ------   ------   ------
    Total revenues..........................................   9,566    9,112    8,840
                                                              ------   ------   ------
BENEFITS, LOSSES AND EXPENSES
Benefits, losses and settlement expenses....................   6,296    6,062    5,802
Policy acquisition expenses.................................      56       45       44
Other operating expenses....................................   2,211    1,945    1,763
                                                              ------   ------   ------
    Total benefits, losses and expenses.....................   8,563    8,052    7,609
                                                              ------   ------   ------
INCOME BEFORE INCOME TAXES..................................   1,003    1,060    1,231
                                                              ------   ------   ------
Income taxes (benefits):
  Current...................................................     484      268      636
  Deferred..................................................    (164)      90     (211)
                                                              ------   ------   ------
    Total taxes.............................................     320      358      425
--------------------------------------------------------------------------------------
NET INCOME..................................................  $  683   $  702   $  806
--------------------------------------------------------------------------------------
                                                              ------------------------

THE NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY

                          CONSOLIDATED BALANCE SHEETS

---------------------------------------------------------------------------------------
(IN MILLIONS)
---------------------------------------------------------------------------------------
AS OF DECEMBER 31,                                               2000              1999
---------------------------------------------------------------------------------------
ASSETS
Investments:
  Fixed maturities, at fair value (amortized cost, $17,448;
   $16,521).................................................  $17,839           $16,313
  Mortgage loans............................................    8,998             8,980
  Policy loans..............................................    2,926             3,007
  Real estate...............................................      508               775
  Equity securities, at fair value (cost, $54; $57).........       50                62
  Other long-term investments...............................      903               722
  Short-term investments....................................      113                66
                                                              -------           -------
      Total investments.....................................   31,337            29,925
  Cash and cash equivalents.................................      622               636
  Accrued investment income.................................      435               379
  Premiums and accounts receivable..........................    1,205             1,048
  Reinsurance recoverables..................................    7,462             7,251
  Deferred policy acquisition costs.........................      232               208
  Property and equipment....................................      588               406
  Deferred income taxes.....................................    1,054               933
  Current income taxes......................................       --                17
  Other assets..............................................      357               373
  Goodwill and other intangibles............................      681               706
  Separate account assets...................................   35,807            37,921
---------------------------------------------------------------------------------------
      Total assets..........................................  $79,780           $79,803
---------------------------------------------------------------------------------------
                                                              -------------------------
LIABILITIES
Contractholder deposit funds................................  $27,602           $26,599
Future policy benefits......................................    8,195             7,757
Unpaid claims and claim expenses............................    1,606             1,434
Unearned premiums...........................................      116               149
                                                              -------           -------
      Total insurance and contractholder liabilities........   37,519            35,939
Accounts payable, accrued expenses and other liabilities....    2,761             2,464
Current income taxes........................................       31                --
Separate account liabilities................................   35,807            37,921
---------------------------------------------------------------------------------------
      Total liabilities.....................................  $76,118           $76,324
---------------------------------------------------------------------------------------
CONTINGENCIES -- NOTE 13
SHAREHOLDER'S EQUITY
Common stock (6 shares issued)..............................  $    30           $    30
Additional paid-in capital..................................    1,124             1,120
Net unrealized appreciation (depreciation), fixed
  maturities................................................       53               (28)
Net unrealized depreciation, equity securities..............      (21)              (17)
Net translation of foreign currencies.......................        2                 1
                                                              -------           -------
Accumulated other comprehensive income (loss)...............       34               (44)
Retained earnings...........................................    2,474             2,373
---------------------------------------------------------------------------------------
      Total shareholder's equity............................  $ 3,662           $ 3,479
---------------------------------------------------------------------------------------
      Total liabilities and shareholder's equity............  $79,780           $79,803
---------------------------------------------------------------------------------------
                                                              -------------------------

THE NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY

  CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME AND CHANGES IN SHAREHOLDER'S
                                     EQUITY

-------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,              2000                            1999                            1998
-------------------------------------------------------------------------------------------------------------------------------
                                  COMPREHENSIVE   SHAREHOLDER'S   COMPREHENSIVE   SHAREHOLDER'S   COMPREHENSIVE   SHAREHOLDER'S
                                         INCOME          EQUITY          INCOME          EQUITY          INCOME          EQUITY
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK...................                      $   30                          $   30                          $    30
ADDITIONAL PAID-IN CAPITAL,
  BEGINNING OF YEAR............                       1,120                           1,072                              766
Net assets contributed by
  parent.......................                           4                              48                              306
ADDITIONAL PAID-IN CAPITAL, END
  OF YEAR......................                       1,124                           1,120                            1,072
ACCUMULATED OTHER COMPREHENSIVE
  (LOSS) INCOME, BEGINNING OF
  YEAR.........................                         (44)                            220                              258
Net unrealized appreciation
  (depreciation), fixed
  maturities...................       $ 81               81           $(271)           (271)          $(39)              (39)
Net unrealized (depreciation)
  appreciation, equity
  securities...................         (4)              (4)              8               8              1                 1
                                      ----           ------           -----          ------           ----           -------
Net unrealized appreciation
  (depreciation) on
  investments..................         77                             (263)                           (38)
Net translation of foreign
  currencies...................          1                1              (1)             (1)            --                --
                                      ----           ------           -----          ------           ----           -------
  Other comprehensive income
   (loss)......................         78                             (264)                           (38)
                                      ----                            -----                           ----
ACCUMULATED OTHER COMPREHENSIVE
  INCOME (LOSS), END OF YEAR...                          34                             (44)                             220
                                                     ------                          ------                          -------
RETAINED EARNINGS, BEGINNING OF
  YEAR.........................                       2,373                           2,206                            3,392
  Net income...................        683              683             702             702            806               806
  Dividends declared...........                        (582)                           (535)                          (1,992)
                                                     ------                          ------                          -------
  RETAINED EARNINGS, END OF
   YEAR........................                       2,474                           2,373                            2,206
-------------------------------------------------------------------------------------------------------------------------------
TOTAL COMPREHENSIVE INCOME AND
  SHAREHOLDER'S EQUITY.........       $761           $3,662           $ 438          $3,479           $768           $ 3,528

THE NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

-----------------------------------------------------------------------------------------
(IN MILLIONS)
-----------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                                 2000      1999      1998
-----------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income..................................................  $   683   $   702   $   806
Adjustments to reconcile net income to net cash (used in)
  provided by operating activities:
  Insurance liabilities.....................................      224        22        67
  Reinsurance recoverables..................................     (202)       31        (7)
  Deferred policy acquisition costs.........................      (25)      (21)      (12)
  Premiums and accounts receivable..........................     (107)     (238)     (179)
  Accounts payable, accrued expenses, other liabilities and
   current income taxes.....................................       65       (30)      149
  Deferred income taxes.....................................     (164)       90      (211)
  Other assets..............................................       14       (32)     (339)
  Depreciation and goodwill amortization....................      132       154       113
  Gains on sales of businesses..............................      (99)      (95)     (418)
  Other, net................................................     (147)       88       (50)
                                                              -------   -------   -------
    Net cash provided by (used in) operating activities.....      374       671       (81)
                                                              -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold:
  Fixed maturities..........................................    2,120     2,336     2,869
  Mortgage loans............................................      332       758     1,052
  Policy loans..............................................       68       272       382
  Equity securities.........................................       17        24        15
  Other (primarily short-term investments)..................    6,736     5,958     6,822
Investment maturities and repayments:
  Fixed maturities..........................................    1,871     2,404     2,797
  Mortgage loans............................................      882       426       421
Investments purchased:
  Fixed maturities..........................................   (4,542)   (4,293)   (3,881)
  Mortgage loans............................................   (1,352)   (1,381)   (1,611)
  Equity securities.........................................     (111)      (17)       (7)
  Other (primarily short-term investments)..................   (6,735)   (5,945)   (7,652)
  Sale of individual life insurance and annuity business,
   net proceeds.............................................       --        --     1,295
  Sale of portion of life reinsurance business..............       45        --        --
  Other, net................................................     (222)     (358)     (274)
                                                              -------   -------   -------
    Net cash (used in) provided by investing activities.....     (891)      184     2,228
                                                              -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Deposits and interest credited to contractholder deposit
   funds....................................................    8,765     7,585     7,050
  Withdrawals and benefit payments from contractholder
   deposit funds............................................   (7,642)   (8,296)   (7,106)
Dividends paid to parent....................................     (582)     (535)   (1,992)
Repayment of long term debt.................................      (42)       --        --
Other, net..................................................        4         1         4
                                                              -------   -------   -------
      Net cash provided by (used in) financing activities...      503    (1,245)   (2,044)
-----------------------------------------------------------------------------------------
Net (decrease) increase in cash and cash equivalents........      (14)     (390)      103
Cash and cash equivalents, beginning of year................      636     1,026       923
-----------------------------------------------------------------------------------------
Cash and cash equivalents, end of year......................  $   622   $   636   $ 1,026
-----------------------------------------------------------------------------------------
                                                              ---------------------------
Supplemental Disclosure of Cash Information:
  Income taxes paid, net of refunds.........................  $   435   $   337   $   520
  Interest paid.............................................  $     2   $     3   $     3
-----------------------------------------------------------------------------------------

THE NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- DESCRIPTION OF BUSINESS

  Connecticut General Life Insurance Company and its subsidiaries (collectively referred to as "Connecticut General") provide employee benefits offered through the workplace, including group life and health insurance, retirement products and services and investment management. Connecticut General operates throughout the United States and in selected international locations. Connecticut General is an indirect wholly-owned subsidiary of CIGNA Corporation (CIGNA).

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  A) BASIS OF PRESENTATION: The consolidated financial statements include the accounts of Connecticut General and all significant subsidiaries. These consolidated financial statements were prepared in conformity with generally accepted accounting principles. Amounts recorded in the financial statements reflect management's estimates and assumptions about medical costs, interest rates and other factors. Significant estimates are discussed in these Notes. Certain reclassifications have been made to prior years' amounts to conform to the 2000 presentation.

  B) RECENT ACCOUNTING PRONOUNCEMENT:

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES.

  Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities", requires that derivatives be reported on the balance sheet at fair value. Changes in fair value are recognized in net income or, for derivatives that hedge market risk related to future cash flows, in accumulated other comprehensive income.

  Connecticut General will implement SFAS No. 133 as of January 1, 2001, recording the cumulative effect of adoption in net income and accumulated other comprehensive income. Implementation of SFAS No. 133 is expected to adjust net income and accumulated other comprehensive income each by less than $5 million. Although the requirement to record derivatives at fair value adds volatility to net income and other comprehensive income, Connecticut General does not expect the effect of this requirement to be material to its results of operations or financial condition because of Connecticut General's limited use of derivatives.

  C) FINANCIAL INSTRUMENTS: In the normal course of business, Connecticut General enters into transactions involving various types of financial instruments. These financial instruments include investments (such as fixed maturities and equity securities) and off-balance-sheet instruments (such as investment and loan commitments and financial guarantees). These instruments may change in value due to interest rate and market fluctuations, and most have credit risk. Connecticut General evaluates and monitors each financial instrument individually and, when management considers it appropriate, uses a derivative instrument or obtains collateral or another form of security to minimize risk of loss.

  Most financial instruments that are subject to fair value disclosure requirements (such as fixed maturities and equity securities) are carried in the financial statements at amounts that approximate fair value. At the end of 2000 and 1999, the fair values of mortgage loans and contractholder deposit funds were not materially different from their carrying amounts. Fair values of off-balance-sheet financial instruments were not material.

  Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, management estimates fair value based on discounted cash flow analyses, which use current interest rates for similar financial instruments with comparable terms and credit quality. Management estimates the fair value of liabilities for contractholder deposit funds using the amount payable on demand and, for those deposit funds not payable on demand, using discounted cash flow analyses. In many cases, an estimate of the fair value of a financial instrument may differ significantly from the amount that could be realized if the instrument were sold immediately.

  D) INVESTMENTS: Connecticut General's accounting policies for investment assets are discussed below.

  FIXED MATURITIES AND MORTGAGE LOANS. Investments in fixed maturities include bonds, mortgage- and other asset-backed securities and redeemable preferred stocks. These investments are classified as available for sale and are carried at fair value. Fixed maturities are considered impaired, and amortized cost is written down to fair value, when management expects a decline in value to persist.

  Mortgage loans are carried at unpaid principal balances. Impaired loans are carried at the lower of unpaid principal or fair value of the underlying collateral. Mortgage loans are considered impaired when it is probable that Connecticut General will not collect amounts due according to the terms of the loan agreement.

  When an investment is current, Connecticut General recognizes interest income when it is earned. Connecticut General stops recognizing interest income on fixed maturities and mortgage loans when they are delinquent or have been restructured as to terms (interest rate or maturity date). Net investment income on these investments is only recognized when interest payments are received.

  REAL ESTATE. Investment real estate can be held to produce income or for sale.

  Connecticut General carries real estate held to produce income at depreciated cost less any write-downs to fair value due to impairment. Depreciation is generally calculated using the straight-line method based on the estimated useful life of the particular real estate asset.

  Connecticut General acquires most real estate held for sale through foreclosure of mortgage loans. At the time of foreclosure, properties are valued at fair value less estimated costs to sell, and are reclassified from mortgage loans to real estate held for sale. After foreclosure, these investments are carried at the lower of fair value at foreclosure or current fair value, less estimated costs to sell, and are no longer depreciated. Valuation reserves reflect changes in fair value after foreclosure. Connecticut General rehabilitates, re-leases, and sells foreclosed properties held for sale. This process usually takes from two to four years unless management considers a near-term sale preferable.

  Connecticut General uses several methods to determine the fair value of real estate, but relies primarily on discounted cash flow analyses and, in some cases, third-party appraisals.

  EQUITY SECURITIES AND SHORT-TERM INVESTMENTS. Connecticut General classifies equity securities and short-term investments as available for sale and carries them at fair value, which for short-term investments approximates cost. Equity securities include common and non-redeemable preferred stocks.

  POLICY LOANS.  Policy loans are carried at unpaid principal balances.

  OTHER LONG-TERM INVESTMENTS. Other long-term investments includes assets in the separate accounts in excess of contractholder liabilities. These assets are carried at market value.

  INVESTMENT GAINS AND LOSSES. Realized investment gains and losses result from sales, investment asset write-downs and changes in valuation reserves, and are based on specifically identified assets. Connecticut General's net income does not include gains and losses on investment assets related to experience-rated pension policyholders' contracts and participating life insurance policies (policyholder share) because these amounts generally accrue to the policyholders.

  Unrealized gains and losses on investments carried at fair value are included in accumulated other comprehensive income, net of policyholder share and deferred income taxes.

  DERIVATIVE FINANCIAL INSTRUMENTS. Note 4(F) discusses Connecticut General's accounting policies for derivative financial instruments.

  E) CASH AND CASH EQUIVALENTS: Cash equivalents consist of short-term investments that will mature in three months or less from the time of purchase.

  F) REINSURANCE RECOVERABLES: Reinsurance recoverables are estimates of amounts that Connecticut General will receive from reinsurers. Allowances are established for amounts owed to Connecticut General under reinsurance contracts that management believes will not be received.

  G) DEFERRED POLICY ACQUISITION COSTS: Acquisition costs consist of commissions, premium taxes, and other costs that Connecticut General incurs to acquire new business. Acquisition costs for:

  - CONTRACTHOLDER DEPOSIT FUNDS AND UNIVERSAL LIFE PRODUCTS are deferred and amortized in proportion to the present value of total estimated gross profits over the expected lives of the contracts.

  - ANNUITY AND OTHER INDIVIDUAL LIFE INSURANCE PRODUCTS are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods.

  - OTHER PRODUCTS are expensed as incurred.

  Management estimates future revenues less expected claims on products that carry deferred policy acquisition costs. If that estimate is less than the deferred costs, Connecticut General reduces deferred policy acquisition costs and records an expense.

  H) PROPERTY AND EQUIPMENT: Property and equipment is carried at cost less accumulated depreciation. When applicable, cost includes interest, real estate taxes and other costs incurred during construction. Also, eligible costs for internal-use software development are capitalized. Connecticut General calculates depreciation and amortization principally using the straight-line method based on the estimated useful life of each asset. Accumulated depreciation and amortization was $599 million at December 31, 2000, and $506 million at December 31, 1999.

  I) OTHER ASSETS: Other assets consist primarily of various insurance-related assets.

  J) GOODWILL AND OTHER INTANGIBLES: Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets. Other intangible assets primarily represent purchased customer lists and provider contracts.

  Connecticut General amortizes goodwill and other intangibles on a straight-line basis over periods ranging from five to 40 years. Management revises amortization periods if it believes there has been a change in the length of time that the intangibles will continue to have value. Accumulated amortization was $192 million at December 31, 2000, and $167 million at December 31, 1999.

  For businesses that have recorded goodwill, management analyzes historical and estimated future income or undiscounted cash flows. If this analysis yields amounts that are lower than the amount recorded as goodwill, Connecticut General reduces goodwill and records an expense.

  K) SEPARATE ACCOUNTS: Separate account assets and liabilities are policyholder funds maintained in accounts with specific investment objectives. These accounts are carried at market value. The investment income, gains and losses of these accounts generally accrue to the policyholders and are not included in Connecticut General's revenues and expenses.

  L) CONTRACTHOLDER DEPOSIT FUNDS: Liabilities for contractholder deposit funds include deposits received from customers for investment-related and universal life products and investment earnings on their fund balances. These liabilities are adjusted to reflect administrative charges, policyholder share of unrealized appreciation or depreciation on investment assets and, for universal life fund balances, mortality charges.

  M) UNPAID CLAIMS AND CLAIM EXPENSES: Liabilities for unpaid claims and claim expenses are estimates of payments to be made under health and dental coverages for reported claims and for losses incurred but not yet reported. Management develops these estimates using actuarial methods based upon historical data for payment patterns, cost trends, product mix, seasonality, utilization of health care services and other relevant factors. When estimates change, Connecticut General records the adjustment in benefits, losses and settlement expenses.

  N) FUTURE POLICY BENEFITS: Future policy benefits are liabilities for estimated future obligations under traditional life and health policies and annuity products currently in force. These obligations are estimated using techniques that rely on assumptions as to estimated premiums, future investment yield, mortality, morbidity and withdrawals that allow for adverse deviation.

  Specifically, the estimates for individual life insurance and annuity future policy benefits are computed using interest rate assumptions that generally decline over the first 20 years and range from 2% to 11%. Mortality, morbidity and withdrawal assumptions are based on either Connecticut General's own experience or actuarial tables.

  O) UNEARNED PREMIUMS: Premiums for group life, accident, and health insurance are recognized as revenue on a pro rata basis over the contract period. The unrecognized portion of these premiums is recorded as unearned premiums.

  P) OTHER LIABILITIES: Other liabilities consist principally of postretirement and postemployment benefits and various insurance-related liabilities, including amounts related to reinsurance contracts and guaranty fund assessments that management can reasonably estimate.

  Q) TRANSLATION OF FOREIGN CURRENCIES: Connecticut General's foreign operations primarily use the local currency as their functional currency. Connecticut General uses exchange rates as of the balance sheet date to translate assets and liabilities into U.S. dollars. The translation gain or loss on functional currencies, net of applicable taxes, is generally reflected in accumulated other comprehensive income. Connecticut General uses average exchange rates during the year to translate revenues and expenses into U.S. dollars.

  R) PREMIUMS AND FEES, REVENUES AND RELATED EXPENSES: Premiums for group life, accident and health insurance are recognized as revenue on a pro rata basis over the contract period. Benefits, losses and settlement expenses are recognized when incurred.

  Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are recognized as revenue when due. Benefits, losses and settlement expenses are matched with premiums.

  Revenue for investment-related products is recognized as follows:

  - Net investment income on assets supporting investment-related products is recognized as earned.

  - Contract fees, which are based upon related administrative expenses, are assessed against the customer's fund balance ratably over the contract year.

  Benefit expenses for investment-related products consist primarily of income credited to policyholders in accordance with contract provisions.

  Revenue for universal life products is recognized as follows:

  - Net investment income on assets supporting universal life products is recognized as earned.

  - Fees for mortality are recognized ratably over the policy year.

  - Administration fees are recognized as services are provided.

  - Surrender charges are recognized as earned.

  Benefit expenses for universal life products consist of benefit claims in excess of policyholder account balances. Expenses are recognized when claims are filed, and income is credited in accordance with contract provisions.

  S) PARTICIPATING BUSINESS: Connecticut General's participating life insurance policies entitle policyholders to earn dividends that represent a portion of the earnings of Connecticut General. Participating insurance accounted for approximately 8% of Connecticut General's total life insurance in force at the end of 2000, and 7% at the end of 1999 and 1998.

  T) INCOME TAXES: Connecticut General and its domestic subsidiaries are included in the consolidated United States federal income tax return filed by CIGNA. The provision for federal income tax is calculated as if Connecticut General were filing a separate federal income tax return. Connecticut General generally recognizes deferred income taxes when assets and liabilities have different values for financial statement and tax reporting purposes (temporary differences).

  Note 7 contains detailed information about Connecticut General's income taxes.

NOTE 3 -- DISPOSITIONS

  Connecticut General conducts regular strategic and financial reviews of its businesses to ensure that capital is used effectively. As a result of these reviews, Connecticut General may acquire or dispose of assets, subsidiaries or lines of business.

  SALE OF PORTIONS OF U.S. LIFE REINSURANCE BUSINESS. As of June 1, 2000, Connecticut General sold its U.S. individual life, group life and accidental death reinsurance business for cash proceeds of approximately $170 million. The sale generated an after-tax gain of approximately $85 million, but recognition of that gain was deferred because the sale was structured as an indemnity reinsurance arrangement. The gain will be recognized on a declining basis over the remaining life of the reinsured business, primarily over 15 years. Connecticut General recognized $7 million of the deferred gain in 2000.

  Connecticut General has placed its remaining reinsurance businesses (including its accident, domestic health, international life and health, and specialty life reinsurance business) into run-off (run-off reinsurance business) and, accordingly, stopped underwriting new reinsurance business. During 2000, Connecticut General recorded charges totaling $86 million after-tax for the run-off reinsurance business, as follows:

  - A charge of $84 million to strengthen reserves, following a review of reserve assumptions for certain specialty life reinsurance contracts. These contracts guarantee certain minimum death benefits if variable annuity account values decline. These values are derived from underlying equity and bond mutual fund investments.

  - A charge of $2 million for restructuring costs (principally severance).

  SALE OF INDIVIDUAL LIFE INSURANCE AND ANNUITY BUSINESS. As of January 1, 1998, Connecticut General sold its individual life insurance and annuity business for cash proceeds of $1.4 billion. The sale generated an after-tax gain of approximately $770 million. Of this amount, $202 million was recognized when the sale was completed in 1998. The remaining gain was deferred because the principal agreement to sell this business was an indemnity reinsurance arrangement. The deferred portion is being recognized at the rate that earnings from the sold business would have been expected to emerge, primarily over 15 years on a declining basis. Connecticut General recognized $57 million of the deferred gain in 2000, $62 million in 1999 and $66 million in 1998.

  As part of the sale, Connecticut General transferred invested assets of $5.4 billion and various other assets and liabilities, and recorded a reinsurance recoverable of $5.8 billion for insurance liabilities retained.

NOTE 4 -- INVESTMENTS

  A) FIXED MATURITIES: The amortized cost and fair value by contractual maturity periods for fixed maturities, including policyholder share, were as follows at December 31, 2000:

--------------------------------------------------------------------------------
                                                              Amortized     Fair
(IN MILLIONS)                                                      Cost    Value
--------------------------------------------------------------------------------
Due in one year or less.....................................   $  1,071  $ 1,075
Due after one year through five years.......................      3,980    3,987
Due after five years through ten years......................      4,338    4,454
Due after ten years.........................................      2,675    2,958
Mortgage- and other asset-backed securities.................      5,384    5,365
--------------------------------------------------------------------------------
Total.......................................................   $ 17,448  $17,839
--------------------------------------------------------------------------------
                                                              ------------------

  Actual maturities could differ from contractual maturities because issuers may have the right to call or prepay obligations, with or without penalties. Also, in some cases maturity dates may be extended.

  Gross unrealized appreciation (depreciation) on fixed maturities, including policyholder share, by type of issuer was as follows:

----------------------------------------------------------------------------------------------------
                                                                   December 31, 2000
----------------------------------------------------------------------------------------------------
                                                   Amortized     Unrealized     Unrealized      Fair
(IN MILLIONS)                                           Cost   Appreciation   Depreciation     Value
----------------------------------------------------------------------------------------------------
Federal government and agency....................   $   439        $216          $  --       $   655
State and local government.......................       151           9             (1)          159
Foreign government...............................       246          11             (4)          253
Corporate........................................    11,228         428           (249)       11,407
Federal agency mortgage-backed...................       525          14             --           539
Other mortgage-backed............................     1,924          39            (24)        1,939
Other asset-backed...............................     2,935          62           (110)        2,887
----------------------------------------------------------------------------------------------------
Total............................................   $17,448        $779          $(388)      $17,839
----------------------------------------------------------------------------------------------------
                                                   -------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                                   December 31, 1999
----------------------------------------------------------------------------------------------------
                                                   Amortized     Unrealized     Unrealized      Fair
(IN MILLIONS)                                           Cost   Appreciation   Depreciation     Value
----------------------------------------------------------------------------------------------------
Federal government and agency....................   $   481        $130          $  (3)      $   608
State and local government.......................       167           6             (6)          167
Foreign government...............................       192           2             (9)          185
Corporate........................................    10,321         225           (343)       10,203
Federal agency mortgage-backed...................       760          10             (8)          762
Other mortgage-backed............................     1,633          15            (69)        1,579
Other asset-backed...............................     2,967          20           (178)        2,809
----------------------------------------------------------------------------------------------------
Total............................................   $16,521        $408          $(616)      $16,313
----------------------------------------------------------------------------------------------------
                                                   -------------------------------------------------

  At December 31, 2000, Connecticut General had commitments to purchase $42 million of fixed maturities. Most of these commitments are to purchase unsecured investment grade bonds, bearing interest at a fixed market rate. These bond commitments are diversified by issuer and maturity date. Connecticut General expects to disburse approximately 89% of the committed amount in 2001.

  B) MORTGAGE LOANS AND REAL ESTATE: Connecticut General's mortgage loans and real estate investments are diversified by property type, location, and, for mortgage loans, borrower. Mortgage loans, which are secured by the related property, are generally made at less than 75% of the property's value.

  At December 31, the carrying values of mortgage loans and real estate investments, including policyholder share, were as follows:

-----------------------------------------------------------------------------
(IN MILLIONS)                                                   2000     1999
-----------------------------------------------------------------------------
Mortgage loans..............................................  $8,998   $8,980
                                                              ------   ------
Real estate:
  Held for sale.............................................     232      297
  Held to produce income....................................     276      478
                                                              ------   ------
Total real estate...........................................     508      775
-----------------------------------------------------------------------------
Total.......................................................  $9,506   $9,755
-----------------------------------------------------------------------------
                                                              ---------------

  At December 31, mortgage loans and real estate investments comprised the following property types and geographic regions:

-----------------------------------------------------------------------------
(IN MILLIONS)                                                   2000     1999
-----------------------------------------------------------------------------
Property type:
  Retail facilities.........................................  $2,938   $3,018
  Office buildings..........................................   4,024    4,081
  Apartment buildings.......................................   1,129    1,191
  Industrial................................................     593      670
  Hotels....................................................     572      488
  Other.....................................................     250      307
-----------------------------------------------------------------------------
Total.......................................................  $9,506   $9,755
-----------------------------------------------------------------------------
                                                              ---------------
Geographic region:
  Central...................................................  $2,878   $2,721
  Pacific...................................................   2,656    2,941
  Middle Atlantic...........................................   1,494    1,653
  South Atlantic............................................   1,662    1,531
  New England...............................................     816      909
-----------------------------------------------------------------------------
Total.......................................................  $9,506   $9,755
-----------------------------------------------------------------------------
                                                              ---------------

MORTGAGE LOANS.

  At December 31, 2000, scheduled mortgage loan maturities were as follows (in billions): $0.9 in 2001, $1.0 in 2002, $1.6 in 2003, $1.4 in 2004, $1.2 in 2005,
and $2.9 thereafter.

  Actual maturities could differ from contractual maturities for several reasons. Borrowers may have the right to prepay obligations, with or without prepayment penalties; the maturity date may be extended; and loans may be refinanced.

  At December 31, 2000, Connecticut General had commitments to extend credit under commercial mortgage loan agreements of approximately $127 million, most of which were at a fixed market rate of interest. These loan commitments are diversified by property type and geographic region. Connecticut General expects to disburse the committed amount in 2001.

  At December 31, impaired mortgage loans and valuation reserves were as follows:

-------------------------------------------------------------------------
(IN MILLIONS)                                                 2000   1999
-------------------------------------------------------------------------
Impaired loans with no valuation reserves...................  $ 55   $184
Impaired loans with valuation reserves......................   169     52
                                                              ----   ----
Total impaired loans........................................   224    236
Less valuation reserves.....................................   (35)   (11)
-------------------------------------------------------------------------
Net impaired loans..........................................  $189   $225
-------------------------------------------------------------------------
                                                              -----------

  During the year ended December 31, changes in reserves for impaired mortgage loans, including policyholder share, were as follows:

-------------------------------------------------------------------------
(IN MILLIONS)                                                 2000   1999
-------------------------------------------------------------------------
Reserve balance -- January 1................................  $11    $ 6
Transfers to foreclosed real estate.........................   (5)    --
Charge-offs upon sales......................................   (1)    --
Net change in valuation reserves............................   30      5
-------------------------------------------------------------------------
Reserve balance -- December 31..............................  $35    $11
-------------------------------------------------------------------------
                                                              -----------

  Impaired mortgage loans, before valuation reserves, averaged approximately $255 million in 2000, and $183 million in 1999. Interest income recorded (cash received) on impaired loans was approximately $17 million in 2000 and $19 million in 1999.

  During 1999, Connecticut General refinanced approximately $96 million of its mortgage loans at then current market rates for borrowers unable to obtain alternative financing. There were no such refinancings in 2000.

REAL ESTATE.

  During 2000, non-cash investing activities included $73 million of real estate acquired through foreclosure of mortgage loans, compared to $13 million for 1999 and $32 million for 1998. The total of valuation reserves and cumulative write-downs related to real estate, including policyholder share, was $69 million at the end of 2000, compared to $143 million at the end of 1999. Net investment income from real estate held for sale was $4 million for 2000 and $6 million for 1999. For 2000, write-downs upon foreclosure were $1 million and changes in valuation reserves were $3 million. Write-downs upon foreclosure and changes in valuation reserves were less than $1 million for 1999.

  As of December 31, 2000, Connecticut General had commitments to purchase $59 million of real estate investments, diversified by property type and geographic region. Connecticut General expects to disburse approximately 68% of the committed amounts in 2001.

  C) SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS: Short-term investments and cash equivalents were primarily corporate securities of $371 million, money market funds of $149 million and federal government bonds of $49 million at December 31, 2000. Connecticut General's short-term investments and cash equivalents included $398 million in corporate securities, $77 million in federal government bonds and $133 million in asset-backed securities at December 31, 1999.

  D) NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS: Unrealized appreciation (depreciation) on investments carried at fair value at December 31 was as follows:

---------------------------------------------------------------------------
(IN MILLIONS)                                                  2000    1999
---------------------------------------------------------------------------
Unrealized appreciation:
  Fixed maturities..........................................  $ 779   $ 408
  Equity securities.........................................     18       7
                                                              -----   -----
                                                                797     415
                                                              -----   -----
Unrealized depreciation:
  Fixed maturities..........................................   (388)   (616)
  Equity securities.........................................    (22)     (2)
                                                              -----   -----
                                                               (410)   (618)
                                                              -----   -----
                                                                387    (203)
Less policyholder-related amounts...........................    321    (151)
                                                              -----   -----
Shareholder net unrealized appreciation (depreciation)......     66     (52)
Less deferred income taxes (benefits).......................     34      (7)
---------------------------------------------------------------------------
Net unrealized appreciation (depreciation)..................  $  32   $ (45)
---------------------------------------------------------------------------
                                                              -------------

  Components of the changes in net unrealized appreciation (depreciation) on investments, excluding policyholder share, for the year ended December 31 were as follows:

---------------------------------------------------------------------------------
(IN MILLIONS)                                                 2000    1999   1998
---------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments
  held......................................................  $87    $(405)  $137
Less taxes (benefits).......................................   30     (141)    48
                                                              ----   -----   ----
Unrealized appreciation (depreciation), net of taxes........   57     (264)    89
                                                              ----   -----   ----
(Losses) gains realized in net income.......................  (31)      (1)   195
Less (benefits) taxes.......................................  (11)      --     68
                                                              ----   -----   ----
(Losses) gains realized in net income, net of taxes.........  (20)      (1)   127
---------------------------------------------------------------------------------
Changes in net unrealized appreciation (depreciation).......  $77    $(263)  $(38)
---------------------------------------------------------------------------------
                                                              -------------------

  E) NON-INCOME PRODUCING INVESTMENTS: At December 31, the carrying values of investments, including policyholder share, that were non-income producing during the preceding 12 months were as follows:

------------------------------------------------------------------------
(IN MILLIONS)                                                 2000  1999
------------------------------------------------------------------------
Fixed maturities............................................  $  8  $  7
Mortgage loans..............................................     1     1
Real estate.................................................   156    76
Other long-term investments.................................    47    25
------------------------------------------------------------------------
Total.......................................................  $212  $109
------------------------------------------------------------------------
                                                              ----------

  F) DERIVATIVE FINANCIAL INSTRUMENTS: Connecticut General's investment strategy is to manage the characteristics of investment assets -- such as duration, yield, currency, and liquidity -- to reflect the varying characteristics of the related insurance and contractholder liabilities. In implementing its investment strategy, Connecticut General substantially limits its use of derivative instruments to hedging applications designed to minimize interest rate, foreign currency and equity price risks. The effects of derivatives were not material to Connecticut General's results of operations, liquidity or financial condition for 2000, 1999 or 1998.

HEDGE ACCOUNTING TREATMENT.

  Accounting rules provide that companies may use hedge accounting for a derivative instrument only when it is probable that there will be a high correlation between the changes in fair value or cash flow of the instrument and the changes in fair value or cash flow of the related hedged asset or liability. These changes are recognized together and generally offset each other.

  When hedge accounting treatment does not apply, Connecticut General records derivatives at fair value. Changes in fair value are then recognized in net income, or in contractholder deposit fund liabilities for certain derivatives associated with experience-rated pension policyholders. Note 2(B) discusses a recent accounting pronouncement on derivative instruments and hedging activities.

CREDIT RISK.

  Connecticut General routinely monitors exposure to credit risk associated with derivatives and diversifies the portfolio among approved dealers of high credit quality to minimize risk.

DERIVATIVE INSTRUMENTS USED.

  The table below presents information about the nature and accounting treatment of Connecticut General's derivative financial instruments, and includes their underlying notional amounts (in millions) at December 31:

----------------------------------------------------------------------------------------------
                                                                                      Notional
                                                                                      Amounts:
                                                                                          2000
Instrument  Risk Hedged             Purpose          Cash Flows   Accounting Policy       1999
----------------------------------------------------------------------------------------------
SWAPS       Interest     Connecticut         Connecticut         Fair value is            $322
            rate and     General hedges the  General             reported currently       $350
            foreign      interest or         periodically        in fixed
            currency     foreign currency    exchanges cash      maturities and net
            risk         cash flows of       flow differences    interest cash
                         fixed maturities    between variable    flows are reported
                         to match            and fixed interest  in net investment
                         associated          rates or between    income.
                         liabilities.        two currencies for
                         Currency swaps are  both principal and
                         primarily yen,      interest.
                         Canadian dollars
                         and euros.
----------------------------------------------------------------------------------------------

FORWARD     Interest     Connecticut         Connecticut         Fair value is          $4,352
SWAPS       rate risk    General hedges      General             reported currently     $1,793
                         fair value changes  periodically        in other long-term
                         of fixed maturity   exchanges the       investments or
                         and mortgage loan   difference between  other liabilities
                         investments held    variable and fixed  and in
                         primarily for       rate asset cash     contractholder
                         experience-rated    flows, beginning    deposit fund
                         pension             at a future date.   liabilities.
                         policyholders.
----------------------------------------------------------------------------------------------

WRITTEN     Primarily    Connecticut         Connecticut         Fair values are       Written
AND         equity risk  General writes      General receives    reported currently     $3,396
PURCHASED                reinsurance         (pays) an up-front  in other               $2,275
OPTIONS                  contracts to        fee and will        liabilities and
                         minimize            periodically pay    other assets.
                         customers' market   (receive) cash for  Changes in fair     Purchased
                         risks and           the unfavorable     value are reported     $2,717
                         purchases           changes in          in other revenues      $1,822
                         reinsurance         variable annuity    or other operating
                         contracts to        account values      expenses.
                         minimize the        based on
                         market risks        underlying mutual
                         assumed. These      funds when account
                         contracts are       holders elect to
                         accounted for as    receive minimum
                         written and         income payments.
                         purchased options.
                         ---------------------------------------------------------------------

                         Connecticut         Connecticut         Purchased options   Purchased
                         General purchases   General pays an     are recorded in          $118
                         options to offset   up-front fee to     other assets at           $--
                         the effect of       third parties and   amortized cost
                         income credited to  may receive cash    adjusted for
                         certain universal   at the end of the   current equity
                         life                contract, based on  indices with
                         policyholders,      the change in an    resulting income
                         which is based on   equity index.       or expense
                         the change in an                        reported in
                         equity index.                           benefit expense.
----------------------------------------------------------------------------------------------

  G) OTHER: As of December 31, 2000 and 1999, Connecticut General did not have a concentration of investments in a single issuer or borrower exceeding 10% of shareholder's equity requiring disclosure.

NOTE 5 -- INVESTMENT INCOME AND GAINS AND LOSSES

  A) NET INVESTMENT INCOME: The components of net investment income: including policyholder share, for the year ended December 31 were as follows:

--------------------------------------------------------------------------------------
(IN MILLIONS)                                                   2000     1999     1998
--------------------------------------------------------------------------------------
Fixed maturities............................................  $1,391   $1,336   $1,386
Equity securities...........................................       4        2        1
Mortgage loans..............................................     714      754      739
Policy loans................................................     200      257      459
Real estate.................................................     108      148      142
Other long-term investments.................................      37       22       19
Short-term investments......................................      40       39       18
                                                              ------   ------   ------
                                                               2,494    2,558    2,764
Less investment expenses....................................      99      137      127
--------------------------------------------------------------------------------------
Net investment income.......................................  $2,395   $2,421   $2,637
--------------------------------------------------------------------------------------
                                                              ------------------------

  Net investment income attributable to policyholder contracts (which is included in Connecticut General's revenues and is primarily offset by amounts included in benefits, losses and settlement expenses) was approximately $1.4 billion for 2000 and 1999, and $1.6 billion for 1998. Net investment income for separate accounts (which is not reflected in Connecticut General's revenues) was $2.0 billion for 2000, $1.7 billion for 1999 and $1.5 billion for 1998.

  Fixed maturities and mortgage loans on which Connecticut General recognizes interest income only when cash is received (referred to as non-accrual investments), including policyholder share, were as follows at December 31:

-------------------------------------------------------------------------
(IN MILLIONS)                                                 2000   1999
-------------------------------------------------------------------------
Restructured................................................  $159   $176
Delinquent..................................................    49     12
-------------------------------------------------------------------------
Total non-accrual investments...............................  $208   $188
-------------------------------------------------------------------------
                                                              -----------

  For 2000 and 1998, net investment income would have been higher by $8 million in those years if interest on non-accrual investments had been recognized in accordance with their original terms. In 1999, net investment income was $9 million higher than it would have been under the original terms of these investments, reflecting collections of some prior year unrecognized interest income.

  B) REALIZED INVESTMENT GAINS AND LOSSES: Realized gains and losses on investments, excluding policyholder share, for the year ended December 31 were as follows:

--------------------------------------------------------------------------------
(IN MILLIONS)                                                 2000   1999   1998
--------------------------------------------------------------------------------
Fixed maturities............................................  $(34)  $(3)   $34
Equity securities...........................................    3      2      3
Mortgage loans..............................................   (5)    (1)    22
Real estate.................................................   22      5     10
Other.......................................................    3      4     24
                                                              ----   ---    ---
                                                              (11)     7     93
Less income taxes...........................................   (4)    (1)    33
--------------------------------------------------------------------------------
Net realized investment gains...............................  $(7)   $ 8    $60
--------------------------------------------------------------------------------
                                                              ------------------

  Realized investment gains and losses included impairments in the value of investments, net of recoveries, of $32 million in 2000 and $9 million in 1999. In 1998, realized investment gains and losses included recoveries in the value of investments, net of impairments, of $5 million.

  Realized investment gains (losses) that are not reflected in Connecticut General's revenues for the year ended December 31 were as follows:

------------------------------------------------------------------------------------
(IN MILLIONS)                                                   2000     1999   1998
------------------------------------------------------------------------------------
Separate accounts...........................................  $1,788   $2,253   $494
Policyholder contracts......................................  $  (60)  $   31   $201
------------------------------------------------------------------------------------

  Sales of available-for-sale fixed maturities and equity securities, including policyholder share, for the year ended December 31 were as follows:

--------------------------------------------------------------------------------------
(IN MILLIONS)                                                   2000     1999     1998
--------------------------------------------------------------------------------------
Proceeds from sales.........................................  $2,137   $2,360   $2,884
Gross gains on sales........................................  $   63   $   65   $  180
Gross losses on sales.......................................  $  (51)  $  (26)  $  (41)
--------------------------------------------------------------------------------------

NOTE 6 -- SHAREHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS

  The Connecticut Insurance Department, which regulates Connecticut General, prescribes accounting practices (which differ in some respects from generally accepted accounting principles) to determine statutory net income and surplus.

  Connecticut General's statutory net income for the year ended, and surplus as of, December 31 were as follows:

--------------------------------------------------------------------------------------
(IN MILLIONS)                                                   2000     1999     1998
--------------------------------------------------------------------------------------
Net income..................................................  $  643   $  759   $  824
Surplus.....................................................  $2,011   $1,934   $1,789
--------------------------------------------------------------------------------------

  Connecticut General is subject to regulatory restrictions that limit the amount of annual dividends or other distributions (such as loans or cash advances) they may extend to their shareholder without prior approval of regulatory authorities. The maximum dividend distribution that Connecticut General may make during 2001 without prior approval is $604 million. The amount of net assets which cannot be distributed without prior approval as of December 31, 2000 was approximately $3.0 billion.

  Connecticut General's capital stock consisted of 5,978,322 shares of common stock authorized and outstanding as of December 31, 2000 and 1999 (par value $5).

NOTE 7 -- INCOME TAXES

  Connecticut General's net deferred tax assets of $1.1 billion as of December 31, 2000, and $933 million as of December 31, 1999, reflect management's belief that Connecticut General's taxable income in future years will be sufficient to realize the net deferred tax assets. This determination is based on Connecticut General's earnings history and future expectations.

  Through 1983, a portion of Connecticut General's statutory income was not subject to current income taxation, but was accumulated in a designated policyholders' surplus account. Additions to the account were no longer permitted beginning in 1984. Connecticut General's existing account balance of $450 million would result in a $158 million tax liability only if it were distributed or treated as distributed to shareholders as defined by the Internal Revenue Code. Connecticut General has not provided taxes on this amount because management believes it is remote that conditions requiring taxation will be met.

  CIGNA's federal income tax returns are routinely audited by the Internal Revenue Service (IRS). During 2000, the IRS completed a review of CIGNA's consolidated federal tax returns for the years 1994 through 1996. The settlement of the audit resulted in an increase in net income of $17 million in 2000. In management's opinion, adequate tax liabilities have been established for all years.

  The tax effect of temporary differences that create deferred income tax assets and liabilities as of December 31 were as follows:

----------------------------------------------------------------------------
(IN MILLIONS)                                                   2000    1999
----------------------------------------------------------------------------
Deferred tax assets:
Employee and retiree benefit plans..........................  $  214  $  190
  Other insurance and contractholder liabilities............     232     142
  Deferred gains on sales of businesses.....................     251     235
  Investments, net..........................................     323     327
  Policy acquisition expenses...............................     121     108
  Unrealized depreciation on investments....................      --       7
  Other.....................................................      10      --
                                                              ------  ------
Total deferred tax assets...................................  $1,151  $1,009
                                                              ------  ------
Deferred tax liabilities:
  Unrealized appreciation on investments....................      34      --
  Depreciation and amortization.............................      63      68
  Other.....................................................      --       8
                                                              ------  ------
Total deferred tax liabilities..............................      97      76
----------------------------------------------------------------------------
Net deferred income tax assets..............................  $1,054  $  933
----------------------------------------------------------------------------
                                                              --------------

  The components of income taxes for the year ended December 31 were as follows:

----------------------------------------------------------------------------------
(IN MILLIONS)                                                  2000   1999    1998
----------------------------------------------------------------------------------
Current taxes:
  U.S. income...............................................  $ 478   $258   $ 617
  Foreign income............................................      2      6       5
  State income..............................................      4      4      14
                                                              -----   ----   -----
                                                                484    268     636
                                                              -----   ----   -----
Deferred taxes (benefits):
  U.S. income...............................................   (164)    90    (205)
  State income..............................................     --     --      (6)
                                                              -----   ----   -----
                                                               (164)    90    (211)
----------------------------------------------------------------------------------
Total income taxes..........................................  $ 320   $358   $ 425
----------------------------------------------------------------------------------
                                                              --------------------

  Total income taxes for the year ended December 31 were different from the amount computed using the nominal federal income tax rate of 35% for the following reasons:

--------------------------------------------------------------------------------
(IN MILLIONS)                                                 2000   1999   1998
--------------------------------------------------------------------------------
Tax expense at nominal rate.................................  $351   $371   $431
Tax-exempt interest income..................................    (4)    (4)    (4)
Dividends received deduction................................   (13)    (9)   (13)
Amortization of goodwill....................................     5      5      5
State income tax (net of federal income tax benefit)........     2      3      5
Resolved federal tax audit issues...........................   (17)    --     --
Other.......................................................    (4)    (8)     1
--------------------------------------------------------------------------------
Total income taxes..........................................  $320   $358   $425
--------------------------------------------------------------------------------
                                                              ------------------

NOTE 8 -- PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

  A) PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS: Connecticut General provides pension and certain health care and life insurance benefits to eligible retired employees, spouses and other eligible dependents through various plans. The expenses of retirement plans are allocated to Connecticut General along with other benefit cost allocations.

  Pension benefits are provided through a plan sponsored by CIGNA covering most domestic employees and by a separate pension plan for former agents. CIGNA funds the pension plans at least at the minimum amount required by the Employee Retirement Income Security Act of 1974. A pension credit of $5 million was allocated to Connecticut General in 2000. The allocated pension cost for Connecticut General was $19 million in 1999 and 1998. The plans had deposits with Connecticut General totaling approximately $1.8 billion at December 31, 2000 and $2.1 billion at December 31, 1999.

  Expense for postretirement benefits other than pensions allocated to Connecticut General totaled $8 million for 2000, $6 million for 1999 and $2 million for 1998. The other postretirement benefit liability included in accounts payable, accrued expenses and other liabilities was $369 million as of December 31, 2000 and $377 million as of December 31, 1999.

  B) 401(K) PLANS: CIGNA sponsors several 401(k) plans in which CIGNA matches a portion of employees' pre-tax contributions. Participants may invest in CIGNA common stock, several diversified stock funds, a bond fund and a fixed-income fund.

  CIGNA may elect to increase its matching contributions if CIGNA's annual performance meets certain targets. A substantial amount of CIGNA's matching contributions are invested in CIGNA common stock. Connecticut General's allocated expense for these plans was $23 million for 2000, $20 million for 1999 and $22 million for 1998.

NOTE 9 -- REINSURANCE

  In the normal course of business, Connecticut General enters into agreements with other insurance companies to assume and cede reinsurance. Reinsurance is ceded primarily to limit losses from large exposures and to permit recovery of a portion of direct losses. Reinsurance does not relieve the originating insurer of liability. Connecticut General evaluates the financial condition of its reinsurers and monitors their concentrations of credit risk to confirm that Connecticut General and its reinsurers are not unduly exposed to risk in the same geographic regions or industries.

  INDIVIDUAL LIFE AND ANNUITY REINSURANCE. At December 31, 2000, Connecticut General had a reinsurance recoverable of $5.9 billion from Lincoln National Corporation that arose from the 1998 sale of Connecticut General's individual life insurance and annuity business to Lincoln through an indemnity reinsurance transaction. See Note 3 for information about this sale.

  UNICOVER. The run-off reinsurance operations includes approximately a 35% share in the primary layer of a workers' compensation reinsurance pool, which was formerly managed by Unicover Managers, Inc. The pool had obtained reinsurance for a significant portion of its exposure to claims, but disputes have arisen regarding this reinsurance (retrocessional) coverage. The retrocessionaires have commenced arbitration in the United States against Unicover and the pool members, seeking rescission or damages.

  Resolution of these matters is likely to take some time and the outcomes are uncertain. If some or all of the arbitration results are unfavorable, Connecticut General could incur losses material to its consolidated results of operations. However, management does not expect these outcomes to have a material adverse effect on Connecticut General's liquidity or financial condition.

  OTHER REINSURANCE. Connecticut General could have losses if reinsurers fail to indemnify Connecticut General on other reinsurance arrangements, whether because of reinsurer insolvencies or contract disputes. However, management does not expect charges for other unrecoverable reinsurance to have a material effect on Connecticut General's results of operations, liquidity or financial condition.

  EFFECTS OF REINSURANCE. In Connecticut General's consolidated income statements, premiums and fees were net of ceded premiums, and benefits, losses and settlement expenses were net of reinsurance recoveries, in the following amounts:

--------------------------------------------------------------------------------------
(IN MILLIONS)                                                   2000     1999     1998
--------------------------------------------------------------------------------------
PREMIUMS AND FEES
Short duration contracts:
  Direct....................................................  $4,801   $4,248   $3,763
  Assumed...................................................     707      651      286
  Ceded.....................................................    (127)    (105)    (237)
--------------------------------------------------------------------------------------
                                                               5,381    4,794    3,812
--------------------------------------------------------------------------------------
Long-duration contracts:
  Direct....................................................   1,643    1,750    1,998
  Assumed...................................................     698      635      564
  Ceded:
    Individual life insurance and annuity business sold.....    (461)    (462)    (557)
    Other...................................................    (189)    (144)    (134)
                                                              ------   ------   ------
                                                               1,691    1,779    1,871
--------------------------------------------------------------------------------------
Total premiums and fees.....................................  $7,072   $6,573   $5,683
--------------------------------------------------------------------------------------
                                                              ------------------------
REINSURANCE RECOVERIES
Individual life insurance and annuity business sold.........  $  308   $  362   $  550
Other.......................................................     222      194      149
--------------------------------------------------------------------------------------
Total.......................................................  $  530   $  556   $  699
--------------------------------------------------------------------------------------
                                                              ------------------------

  The effects of reinsurance on written premiums and fees for short-duration contracts were not materially different from the recognized premium and fees amounts shown in the above table.

NOTE 10 -- LEASES AND RENTALS

  Rental expenses for operating leases, principally for office space, amounted to $45 million in 2000 and $42 million in 1999 and 1998.

  As of December 31, 2000, future net minimum rental payments under non-cancelable operating leases were approximately $355 million, payable as follows (in millions): $55 in 2001, $48 in 2002, $43 in 2003, $40 in 2004, $36
in 2005 and $133 thereafter.

NOTE 11 -- SEGMENT INFORMATION

  Operating segments generally reflect groups of related products. Connecticut General's operations are not materially dependent on one or a few customers, brokers or agents.

  Connecticut General presents segment information as follows:

      EMPLOYEE HEALTH CARE, LIFE AND DISABILITY BENEFITS which combines Connecticut General's Health Care and Group Insurance segments, offers a range of indemnity group health and managed care products and services through guaranteed cost, experience-rated and alternative funding arrangements such as administrative services only and minimum premium plans. This segment also offers group life and disability coverages.

      EMPLOYEE RETIREMENT BENEFITS AND INVESTMENT SERVICES provides investment products and professional services primarily to sponsors of qualified pension, profit sharing and retirement savings plans. This segment also provides certain corporate and variable life insurance products.

      OTHER OPERATIONS includes:

     - as discussed in Note 3, the deferred gains recognized from:

        - the 1998 sale of the individual life insurance and annuity business and

        -  the 2000 sale of certain reinsurance operations;

     - corporate life insurance on which policy loans are outstanding (leveraged corporate life insurance);

     - reinsurance operations (consisting of the sold reinsurance operations prior to the date of sale and the run-off reinsurance business);

     - settlement annuity business; and

     - as discussed in Note 7, the amount received from the resolution of federal tax audits.

  Connecticut General measures the financial results of its segments using operating income (which is net income excluding after-tax realized investment results). Connecticut General determines operating income for each segment consistent with the accounting policies for the consolidated financial statements. Connecticut General allocates other corporate general, administrative and systems expenses on systematic bases. Income taxes are generally computed as if each segment were filing separate income tax returns.

  SEGMENT REPORTING CHANGES. Beginning January 1, 2000, Connecticut General combined the operations of a new business initiative (the results of which had been previously reported in Other Operations) with a business that is reported in the Employee Health Care, Life and Disability Benefits segment. Prior periods have been reclassified to conform to this presentation.

  Summarized segment financial information for the year ended and as of December 31 was as follows:

--------------------------------------------------------------------------------------------
(IN MILLIONS)                                                     2000       1999       1998
--------------------------------------------------------------------------------------------
EMPLOYEE HEALTH CARE, LIFE AND DISABILITY BENEFITS
Premiums and fees and other revenues........................  $ 6,280    $ 5,769    $ 5,012
Net investment income.......................................      283        267        290
--------------------------------------------------------------------------------------------
Segment revenues............................................    6,563      6,036      5,302
Income taxes................................................      220        171        111
Operating income............................................  $   394    $   308    $   190
Assets under management:
  Invested assets...........................................    3,464      3,341      3,519
  Separate account assets...................................    1,943      2,038      1,702
--------------------------------------------------------------------------------------------
Total.......................................................  $ 5,407    $ 5,379    $ 5,221
--------------------------------------------------------------------------------------------
EMPLOYEE RETIREMENT BENEFITS AND INVESTMENT SERVICES
Premiums and fees and other revenues........................  $   334    $   251    $   239
Net investment income.......................................    1,609      1,596      1,605
--------------------------------------------------------------------------------------------
Segment revenues............................................    1,943      1,847      1,844
Income taxes................................................      102        124        113
Operating income............................................      248        258        245
Assets under management:
  Invested assets...........................................   21,458     20,183     20,511
  Separate account assets...................................   32,033     32,996     30,717
--------------------------------------------------------------------------------------------
Total.......................................................  $53,491    $53,179    $51,228
--------------------------------------------------------------------------------------------
OTHER OPERATIONS
Premiums and fees and other revenues........................  $   568    $   664    $   859
Net investment income.......................................      503        558        742
--------------------------------------------------------------------------------------------
Segment revenues............................................    1,071      1,222      1,601
Income taxes................................................        2         64        168
Operating income............................................       48        128        311
Assets under management:
  Invested assets...........................................    6,415      6,401     10,006
  Separate account assets...................................    1,831      2,887      2,229
--------------------------------------------------------------------------------------------
Total.......................................................  $ 8,246    $ 9,288    $12,235
--------------------------------------------------------------------------------------------
                                                              ------------------------------

--------------------------------------------------------------------------------------------
(IN MILLIONS)                                                     2000       1999       1998
--------------------------------------------------------------------------------------------
REALIZED INVESTMENT (LOSSES) GAINS
Realized investment (losses) gains..........................  $   (11)   $     7    $    93
Income taxes (benefits).....................................       (4)        (1)        33
--------------------------------------------------------------------------------------------
Realized investment (losses) gains, net of taxes
 (benefits).................................................  $    (7)   $     8    $    60
--------------------------------------------------------------------------------------------
TOTAL
Premiums and fees and other revenues........................  $ 7,182    $ 6,684    $ 6,110
Net investment income.......................................    2,395      2,421      2,637
Realized investment (losses) gains..........................      (11)         7         93
--------------------------------------------------------------------------------------------
Total revenues..............................................    9,566      9,112      8,840
Income taxes................................................      320        358        425
Operating income............................................      690        694        746
Realized investment (losses) gains, net of taxes
 (benefits).................................................       (7)         8         60
--------------------------------------------------------------------------------------------
Net income..................................................      683        702        806
--------------------------------------------------------------------------------------------
Assets under management
  Invested assets...........................................   31,337     29,925     34,036
  Separate account assets...................................   35,807     37,921     34,648
--------------------------------------------------------------------------------------------
Total.......................................................  $67,144    $67,846    $68,684
--------------------------------------------------------------------------------------------
                                                              ------------------------------

  Premiums and fees and other revenues by product type were as follows for the year ended December 31:

--------------------------------------------------------------------------------------------
(IN MILLIONS)                                                     2000       1999       1998
--------------------------------------------------------------------------------------------
Medical and Dental..........................................   $4,793     $4,388     $3,566
Group Life..................................................    1,118      1,282      1,363
Other.......................................................    1,271      1,014      1,181
--------------------------------------------------------------------------------------------
Total.......................................................   $7,182     $6,684     $6,110
--------------------------------------------------------------------------------------------
                                                              ------------------------------

  Connecticut General's foreign activities, including premiums and fees, net income, translation adjustments, transaction losses and long-lived assets for the years ended and as of December 31, 2000, 1999 and 1998 were not material.

NOTE 12 -- RELATED PARTY TRANSACTIONS

  Connecticut General has assumed the settlement annuity and group pension business written by Life Insurance Company of North America (LINA), an affiliate. Reserves held by Connecticut General for this business were $1.4 billion at December 31, 2000 and $1.5 billion at December 31, 1999. Beginning in 2000, Connecticut General has also assumed the settlement annuity and group pension business written by CIGNA Life Insurance Company of New York (CLICNY), another affiliate. Reserves held by Connecticut General for this business were approximately $200 million at December 31, 2000.

  Effective January 1, 1999, Connecticut General entered into a contract to assume certain accident and health business from CLICNY. Connecticut General assumed premiums of $602 million in 2000 and $439 million in 1999, and held reserves of $30 million at December 31, 2000 and $35 million at December 31, 1999.

  Connecticut General cedes long-term disability business to LINA. Reinsurance recoverables from LINA were $747 million at December 31, 2000 and $787 million at December 31, 1999. In 1999, as part of this reinsurance arrangement, LINA paid an experience refund of $33 million on an after-tax basis to Connecticut General related to the period 1992-1994.

  Connecticut General has an arrangement with International Rehabilitation Services Inc., an affiliate, to receive certain rehabilitation, utilization review and medical review services. The Company paid $94 million in 2000 and $70 million in 1999 for these services.

  Connecticut General, along with other CIGNA subsidiaries, has entered into an arrangement with CIGNA Investments Inc., for investment advisory services. Fees paid by the Company during 2000 totaled $29 million and $30 million in 1999.

  Connecticut General has an arrangement with CIGNA Health Corporation and its subsidiaries and affiliates to provide managed care provider networks and other administrative services for group health benefit plans insured or administered by the Company. Fees paid by the Company totaled $886 million in 2000 and $772 million in 1999.

  Connecticut General had lines of credit available from affiliates totaling $600 million at December 31, 2000 and 1999. All borrowings are payable upon demand with interest rates equivalent to CIGNA's average monthly short-term borrowing rate plus 1/4 of 1%. Interest expense was less than $1 million in 2000 and 1999. In 1998, interest expense was $2 million. There were no borrowings outstanding under such lines at the end of 2000 or 1999.

  Connecticut General had extended lines of credit to affiliates totaling $600 million at December 31, 2000 and 1999. All loans are payable upon demand with interest rates equivalent to CIGNA's short-term borrowing rate. There were no amounts outstanding as of December 31, 2000 or 1999.

  Connecticut General, together with other CIGNA subsidiaries, has entered into a pooling arrangement known as the CIGNA Corporate Liquidity Account (the Account) for the purpose of increasing earnings on short-term investments. Withdrawals from the Account, up to the total amount of the participant's investment in the Account, are allowed on a demand basis. Connecticut General had balances in the Account of approximately $600 million at December 31, 2000 and $800 million at December 31, 1999.

  CIGNA allocates to Connecticut General its share of operating expenses incurred at the corporate level. Connecticut General also allocates a portion of its operating expenses to affiliated companies for whom it performs certain administrative services.

NOTE 13 -- CONTINGENCIES

  A) FINANCIAL GUARANTEES: Connecticut General is contingently liable for various financial guarantees provided in the ordinary course of business.

  Connecticut General guarantees a minimum level of benefits for certain separate account contracts. If assets in these separate accounts are insufficient to fund minimum policy benefits, Connecticut General is obligated to pay the difference. As of December 31, 2000, Connecticut General guaranteed minimum benefits of $4.3 billion for separate account contracts, compared to $4.9 billion at the end of 1999. Connecticut General establishes a liability if management believes that Connecticut General will be required to make a payment under a separate account contract guarantee. No such liabilities were required as of December 31, 2000 or 1999. If Connecticut General becomes obligated to make payments as a result of these guarantees, those obligations may adversely affect Connecticut General's results of operations in future periods. However, management does not expect these guarantee obligations to have a material adverse effect on Connecticut General's liquidity or financial condition.

  The management fee that Connecticut General charges to separate accounts includes a guarantee fee. These fees are recognized in income as earned.

  B) REGULATORY AND INDUSTRY DEVELOPMENTS: Connecticut General's businesses are subject to a changing social, economic, legal, legislative and regulatory environment. Some of the more significant current issues that may affect Connecticut General's businesses include:

  - initiatives to increase health care regulation;

  - efforts to expand tort liability of health plans;

  - lawsuits targeting many health care companies including CIGNA;

  - initiatives to restrict insurance pricing and the application of underwriting standards; and

  - efforts to revise federal tax laws.

  HEALTH CARE REGULATION. Efforts continue in the federal and state legislatures and in the courts to increase regulation of the health care industry and change its operational practices. Regulatory and operational changes could have an adverse effect on Connecticut General's health care operations if they reduce marketplace competition and innovation or result in increased medical or administrative costs without improving the quality of care. Debate at the federal level over "managed care reform" and "patients' bill of rights" legislation is expected to continue.

  Final privacy regulations under the Health Insurance Portability and Accountability Act of 1996 were issued in December 2000 but have been re-opened for public comment and possible revision. The regulations cover all aspects of the health care delivery system and address the use and disclosure of personally identifiable health care information. Compliance with the currently issued privacy regulations is required by mid-2003, and would require significant systems enhancements, training and administrative efforts.

  Other regulatory changes that have been under consideration and that could have an adverse effect on Connecticut General's health care operations include:

  - mandated benefits or services that increase costs without improving the quality of care;

  - narrowing of the Employee Retirement Income Security Act of 1974 (ERISA) preemption of state tort laws;

  - changes in ERISA regulations imposing increased administrative burdens and costs;

  - restrictions on the use of prescription drug formularies;

  - privacy legislation that interferes with the proper use of medical information for research, coordination of medical care and disease management; and

  - proposed legislation that would exempt independent physicians from the antitrust laws.

  The health care industry is under increasing scrutiny by various state and federal government agencies and may be subject to government efforts to bring criminal actions in circumstances that would previously have given rise only to civil or administrative proceedings.

  TAX BENEFITS FOR CORPORATE LIFE INSURANCE. In 1996, Congress passed legislation implementing a three-year phase-out period for tax deductibility of policy loan interest for most leveraged corporate life insurance products. As a result, management expects revenues and operating income associated with these products to decline. In 2000, revenues of $297 million and operating income of $36 million were from products affected by this legislation.

  STATUTORY ACCOUNTING PRINCIPLES. In 1998, the NAIC adopted standardized statutory accounting principles. Connecticut, in which Connecticut General is domiciled, has adopted these principles effective as of January 1, 2001. Connecticut General does not expect the implementation of these principles to materially impact its ability to make dividend payments (or other distributions) to CIGNA or to affect its capacity to meet obligations under insurance policies.

  INSOLVENCY FUNDS. Many states maintain funds to pay the obligations of insolvent insurance companies. Regulators finance these funds by imposing assessments against insurance companies operating in the state. In some states, insurance companies can recover a portion of these assessments through a reduction in future premium taxes. Connecticut General recorded pre-tax charges for continuing operations of $2 million for 2000, $8 million for 1999 and $18 million for 1998, before giving effect to future premium tax recoveries, for insolvency fund and other insurance-related assessments that can be reasonably estimated.

  C) CLASS ACTION LAWSUITS AND OTHER LITIGATION: Connecticut General and/or its affiliates and several health care industry competitors are defendants in proposed class action lawsuits. These lawsuits allege violations under RICO and ERISA. In addition, Connecticut General is routinely involved in lawsuits arising, for the most part, in the ordinary course of the business of administering and insuring employee benefit programs. The outcome of litigation is always uncertain. With the exception of certain reinsurance arbitration proceedings (the possible results of which are discussed in Note 9), Connecticut General does not believe that any legal proceedings currently threatened or pending involving Connecticut General will result in losses that would be material to results of operations, liquidity or financial condition.

                                                                               PricewaterhouseCoopers LLP
                                                                               100 Pearl Street
                                                                               Hartford CT 06103-4508
                                                                               Telephone (860) 241-7000
                                                                               Facsimile (860) 241-7590

PRICEWATERHOUSECOOPERS                                          [LOGO]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Corporate Insurance Variable Life Separate Account 02

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the schedule of selected per unit data present fairly in all material respects, the financial position of each of the sub accounts, Alger American Fund - Alger American Growth Portfolio, Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio, CIGNA Variable Products Group - CIGNA Variable Products Money Market Fund, CIGNA Variable Products S&P 500 Index Fund, CIGNA Variable Products Investment Grade Bond Fund, Deutsche Asset Management Fund - VIT EAFE-Registered Trademark- Equity Index Fund, VIT Small Cap Index Fund, Fidelity Variable Insurance Products Fund - Equity-Income Portfolio, High Income Portfolio, Fidelity Variable Insurance Products Fund II - Investment Grade Bond Portfolio, Janus Aspen Series - Janus Aspen Series Worldwide Growth Portfolio, Janus Aspen Series Balanced Portfolio, MFS Variable Insurance Trust - MFS Emerging Growth Series, MSF Total Return Series, Neuberger Berman - AMT Partners Portfolio, OCC Accumulation Trust - OCC Equity Portfolio, OCC Managed Portfolio, OCC Small Cap Portfolio, Templeton Variable Products Series Fund - Templeton International Fund - Class I (constituting the CG Corporate Insurance Variable Life Separate Account 02, hereafter referred to as "the Account") at December 31, 2000, the results of its operations and the changes in its net assets for each of the three years in the period then ended and the schedule of selected per unit data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and schedule of selected per unit data (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

February 20, 2001

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                                                                                        CIGNA VARIABLE
                                                                                        PRODUCTS GROUP
                                  ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS                  SUB-ACCOUNTS
                                ------------------------------------------  --------------------------------------
                                                 MIDCAP         SMALL                                  INVESTMERNT
                                   GROWTH        GROWTH     CAPITALIZATION  MONEY MARKET    S&P 500    GRADE BOND
                                ------------  ------------  --------------  ------------  -----------  -----------
ASSETS:
Investment in variable
  insurance funds at fair
  value.......................   $3,734,204    $2,605,866     $2,667,628     $7,439,303   $36,709,005  $7,039,376
Receivable from Connecticut
  General Life Insurance
  Company.....................          110       --             --                 183           758         125
                                 ----------    ----------     ----------     ----------   -----------  ----------
    Total assets..............    3,734,314     2,605,866      2,667,628      7,439,486    36,709,763   7,039,501
                                 ----------    ----------     ----------     ----------   -----------  ----------

LIABILITIES:
Payable to Connecticut General
  Life
  Insurance Company...........      --                 28             57        --            --           --
                                 ----------    ----------     ----------     ----------   -----------  ----------
    Total liabilities.........      --                 28             57        --            --           --
                                 ----------    ----------     ----------     ----------   -----------  ----------
    Net assets................   $3,734,314    $2,605,838     $2,667,571     $7,439,486   $36,709,763  $7,039,501
                                 ==========    ==========     ==========     ==========   ===========  ==========
Accumulation units
  outstanding -- Contracts
  sold after May 1, 1998 (RVUL
  01).........................       81,974        40,895         35,511        550,709     1,832,988     353,257
Net asset value per
  accumulation unit...........   $   19.210    $   20.530     $   14.711     $   11.848   $    16.501  $   10.671
Accumulation units
  outstanding -- Contracts
  sold after April 30, 1998
  (RVUL 02)...................      192,460       122,106        196,426         81,683       536,980     301,234
Net asset value per
  accumulation unit...........   $   11.221    $   14.465     $   10.921     $   11.198   $    12.037  $   10.855
                                 ----------    ----------     ----------     ----------   -----------  ----------
Accumulation net assets.......   $3,734,314    $2,605,838     $2,667,571     $7,439,486   $36,709,763  $7,039,501
                                 ==========    ==========     ==========     ==========   ===========  ==========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2000

                                                                                        FIDELITY VARIABLE
                                                          FIDELITY VARIABLE INSURANCE       INSURANCE
                                   DEUTSCHE VIT -                PRODUCTS FUND          PRODUCTS FUND LL     JANUS ASPEN SERIES
                                    SUB-ACCOUNTS                  SUB-ACCOUNTS             SUB-ACCOUNT          SUB-ACCOUNTS
                            ----------------------------  ----------------------------  -----------------  ----------------------
                                              SMALL          EQUITY-         HIGH          INVESTMENT
                            EAFE EQUITY   CAPITALIZATION     INCOME         INCOME         GRADE BOND      WORLDWIDE    BALANCED
                            ------------  --------------  -------------  -------------  -----------------  ----------  ----------
ASSETS:                       $247,448       $170,621      $1,796,641     $1,243,550       $4,538,124      $6,900,201   $204,953
Receivable from
  Connecticut General Life
  Insurance
  Company.................      --            --              --             --              --                    41          4
                              --------       --------      ----------     ----------       ----------      ----------   --------
    Total assets..........     247,448        170,621       1,796,641      1,243,550        4,538,124       6,900,242    204,957
                              --------       --------      ----------     ----------       ----------      ----------   --------

LIABILITIES:
Payable to Connecticut
  General Life
  Insurance Company.......          68             25              45             33              163          --         --
                              --------       --------      ----------     ----------       ----------      ----------   --------
    Total liabilities.....          68             25              45             33              163          --         --
                              --------       --------      ----------     ----------       ----------      ----------   --------
    Net assets............    $247,380       $170,596      $1,796,596     $1,243,517       $4,537,961      $6,900,242   $204,957
                              ========       ========      ==========     ==========       ==========      ==========   ========
Accumulation units
  outstanding -- Contracts
  sold after May 1, 1998
  (RVUL 01)...............      20,847         14,000         111,225         60,443          322,785         220,149     19,798
Net asset value per
  accumulation unit.......    $ 10.635       $ 12.012      $   14.862     $    8.994       $   12.628      $   19.785   $  9.696
Accumulation units
  outstanding -- Contracts
  sold after April 30,
  1998 (RVUL 02)..........       2,810            216          12,381         86,300           40,665         191,136      1,375
Net asset value per
  accumulation unit.......    $  9.136       $ 11.241      $   11.596     $    8.110       $   11.357      $   13.313   $  9.451
                              --------       --------      ----------     ----------       ----------      ----------   --------
Accumulation net assets...    $247,380       $170,596      $1,796,596     $1,243,517       $4,537,961      $6,900,242   $204,957
                              ========       ========      ==========     ==========       ==========      ==========   ========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2000

                                                                                                                    TEMPLETON
                                                                                                                     VARIABLE
                                       MFS SERIES          NEUBERGER &          OCC ACCUMULATION TRUST -         PRODUCTS SERIES
                                      SUB-ACCOUNTS            BERMAN                  SUB-ACCOUNTS               FUND SUB-ACCOUNT
                               --------------------------  ------------  --------------------------------------  ----------------
                                 EMERGING       TOTAL                                                SMALL        INTERNATIONAL-
                                  GROWTH        RETURN     AMT PARTNERS    EQUITY     MANAGED    CAPITALIZATION      CLASS L
                               ------------  ------------  ------------  ----------  ----------  --------------  ----------------
ASSETS:                         $2,865,701     $230,557       $ 9,705     $343,063    $538,782     $1,499,442       $2,497,089
Receivable from Connecticut
  General Life Insurance
  Company....................      --            --            --                9           5            441         --
                                ----------     --------       -------     --------    --------     ----------       ----------
    Total assets.............    2,865,701      230,557         9,705      343,072     538,787      1,499,883        2,497,089
                                ----------     --------       -------     --------    --------     ----------       ----------

LIABILITIES:
Payable to Connecticut
  General Life
  Insurance Company..........          193           39             8       --          --            --                     3
                                ----------     --------       -------     --------    --------     ----------       ----------
    Total liabilities........          193           39             8       --          --            --                     3
                                ----------     --------       -------     --------    --------     ----------       ----------
    Net assets...............   $2,865,508     $230,518       $ 9,697     $343,072    $538,787     $1,499,883       $2,497,086
                                ==========     ========       =======     ========    ========     ==========       ==========
Accumulation units
  outstanding -- Contracts
  sold after May 1, 1998
  (RVUL 01)..................      106,959        8,994           984       23,200      38,174         99,058          136,330
Net asset value per
  accumulation unit..........   $   21.619     $ 15.011       $ 9.855     $ 14.551    $ 14.078     $   15.034       $   14.040
Accumulation units
  outstanding -- Contracts
  sold after April 30, 1998
  (RVUL 02)..................       40,421        8,429        --              500         117            739           50,887
Net asset value per
  accumulation unit..........   $   13.685     $ 11.331       $10.000     $ 10.977    $ 11.739     $   14.404       $   11.457
                                ----------     --------       -------     --------    --------     ----------       ----------
Accumulation net assets......   $2,865,508     $230,518       $ 9,697     $343,072    $538,787     $1,499,883       $2,497,086
                                ==========     ========       =======     ========    ========     ==========       ==========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                       CIGNA VARIABLE
                                                                                       PRODUCTS GROUP
                                     ALGER AMERICAN FUND SUB-ACCOUNTS                   SUB-ACCOUNTS
                                ------------------------------------------  -------------------------------------
                                                 MIDCAP         SMALL                                  INVESTMENT
                                   GROWTH        GROWTH     CAPITALIZATION  MONEY MARKET    S&P 500    GRADE BOND
                                ------------  ------------  --------------  ------------  -----------  ----------
INVESTMENT INCOME:
Dividends.....................   $  --         $  --         $   --           $242,523    $   786,984   $371,148

EXPENSES:
Mortality and expense risk and
  administrative charges......      25,468        14,122          18,557        35,577        346,822     34,486
                                 ---------     ---------     -----------      --------    -----------   --------
  Net investment gain
   (loss).....................     (25,468)      (14,122)        (18,557)      206,946        440,162    336,662
                                 ---------     ---------     -----------      --------    -----------   --------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Capital distributions from
  portfolio sponsors..........     417,669       251,927       1,043,110        --            540,611     --
Net realized gain (loss) on
  share transactions..........    (144,142)     (197,961)       (125,769)       --            123,929        809
                                 ---------     ---------     -----------      --------    -----------   --------
  Net realized gain (loss)....     273,527        53,966         917,341        --            664,540        809
  Net unrealized gain
   (loss).....................    (892,940)       (8,654)     (1,751,035)       --         (5,051,494)    89,778
                                 ---------     ---------     -----------      --------    -----------   --------
  Net realized and unrealized
   gain (loss) on
   investments................    (619,413)       45,312        (833,694)       --         (4,386,954)    90,587
                                 ---------     ---------     -----------      --------    -----------   --------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................   $(644,881)    $  31,190     $  (852,251)     $206,946    $(3,946,792)  $427,249
                                 =========     =========     ===========      ========    ===========   ========


                                         DEUTSCHE
                                    VIT - SUB-ACCOUNTS
                                ---------------------------
                                                 SMALL
                                EAFE EQUITY  CAPITALIZATION
                                -----------  --------------
INVESTMENT INCOME:
Dividends.....................   $ --           $--
EXPENSES:
Mortality and expense risk and
  administrative charges......      2,009          1,205
                                 --------       --------
  Net investment gain
   (loss).....................     (2,009)        (1,205)
                                 --------       --------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Capital distributions from
  portfolio sponsors..........      4,125            885
Net realized gain (loss) on
  share transactions..........     (3,357)        (1,019)
                                 --------       --------
  Net realized gain (loss)....        768           (134)
  Net unrealized gain
   (loss).....................    (35,616)        (9,431)
                                 --------       --------
  Net realized and unrealized
   gain (loss) on
   investments................    (34,848)        (9,565)
                                 --------       --------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................   $(36,857)      $(10,770)
                                 ========       ========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                            FIDELITY VARIABLE    FIDELITY VARIABLE
                                INSURANCE            INSURANCE
                              PRODUCTS FUND      PRODUCTS FUND II    JANUS ASPEN SERIES       MFS SERIES -
                               SUB-ACCOUNTS         SUB-ACCOUNT         SUB-ACCOUNTS          SUB-ACCOUNTS
                           --------------------  -----------------  ---------------------  -------------------
                            EQUITY-     HIGH        INVESTMENT                             EMERGING    TOTAL
                            INCOME     INCOME       GRADE BOND       WORLDWIDE   BALANCED   GROWTH     RETURN
                           ---------  ---------  -----------------  -----------  --------  ---------  --------
INVESTMENT INCOME:
Dividends................  $ 24,187   $  48,007      $286,550       $   133,688  $ 4,172   $  88,642  $ 7,603

EXPENSES:
Mortality and expense
  risk and administrative
  charges................    14,975       9,277        39,242            55,378      530      26,297    1,816
                           --------   ---------      --------       -----------  -------   ---------  -------
  Net investment gain
   (loss)................     9,212      38,730       247,308            78,310    3,642      62,345    5,787
                           --------   ---------      --------       -----------  -------   ---------  -------

NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Capital distributions
  from portfolio
  sponsors...............    91,124      --           --                432,257      837      66,869    3,648
Net realized gain (loss)
  on share
  transactions...........    26,555     (18,181)        2,579          (100,438)     (54)    (12,515)   1,344
                           --------   ---------      --------       -----------  -------   ---------  -------
  Net realized gain
   (loss)................   117,679     (18,181)        2,579           331,819      783      54,354    4,992
  Net unrealized gain
   (loss)................    35,556    (347,910)      171,110        (1,784,446) (10,611)   (849,853)  20,021
                           --------   ---------      --------       -----------  -------   ---------  -------
  Net realized and
   unrealized gain (loss)
   on investments........   153,235    (366,091)      173,689        (1,452,627)  (9,828)   (795,499)  25,013
                           --------   ---------      --------       -----------  -------   ---------  -------
INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS........  $162,447   $(327,361)     $420,997       $(1,374,317) $(6,186)  $(733,154) $30,800
                           ========   =========      ========       ===========  =======   =========  =======

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                             TEMPLETON
                                                                                             VARIABLE
                                                                                             PRODUCTS
                           NEUBERGER &                 OCC ACCUMULATION                     SERIES FUND
                             BERMAN                  TRUST - SUB-ACCOUNTS                   SUB-ACCOUNT
                           -----------  -----------------------------------------------  -----------------
                               AMT                                          SMALL         INTERNATIONAL -
                            PARTNERS     EQUITY         MANAGED        CAPITALIZATION         CLASS 1
                           -----------  ---------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
Dividends................    -$-         $ 2,019       $ 11,208           $  6,747           $ 39,601

EXPENSES:
Mortality and expense
  risk and administrative
  charges................       24         2,687          6,649             11,329             20,316
                              ----       -------       --------           --------           --------
  Net investment gain
   (loss)................      (24)         (668)         4,559             (4,582)            19,285
                              ----       -------       --------           --------           --------

NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Capital distributions
  from portfolio
  sponsors...............    --           26,076         62,583            --                 236,408
Net realized gain (loss)
  on share
  transactions...........       (2)          728         (4,461)             4,771              7,643
                              ----       -------       --------           --------           --------
  Net realized gain
   (loss)................       (2)       26,804         58,122              4,771            244,051
  Net unrealized gain
   (loss)................       (9)        5,560        (17,884)           451,848           (322,814)
                              ----       -------       --------           --------           --------
  Net realized and
   unrealized gain (loss)
   on investments........      (11)       32,364         40,238            456,619            (78,763)
                              ----       -------       --------           --------           --------
INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS........     $(35)      $31,696       $ 44,797           $452,037           $(59,478)
                              ====       =======       ========           ========           ========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                      BANKERS TRUST
                                                                                 INSURANCE FUNDS TRUST -
                              ALGER AMERICAN FUND SUB-ACCOUNTS                         SUB-ACCOUNTS
                           --------------------------------------  ----------------------------------------------------
                                      MIDCAP          SMALL                                                 SMALL
                            GROWTH    GROWTH     CAPITALIZATION    EAFE-REGISTERED TRADEMARK- EQUITY   CAPITALIZATION
                           --------  ---------  -----------------  ---------------------------------  -----------------
INVESTMENT INCOME:
Dividends................  $  1,313  $     --       $     --                    $  208                    $     13

EXPENSES:
Mortality and expense
  risk and administrative
  charges................    10,926     3,525          7,497                         3                          10
                           --------  --------       --------                    ------                    --------
  Net investment gain
   (loss)................    (9,613)   (3,525)        (7,497)                      205                           3
                           --------  --------       --------                    ------                    --------

NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Capital distributions
  from portfolio
  sponsors...............    89,671    49,152         84,143                       389                          37
Net realized gain (loss)
  on share
  transactions...........    23,106     4,468          9,266                        13                           4
                           --------  --------       --------                    ------                    --------
  Net realized gain
   (loss)................   112,777    53,620         93,409                       402                          41
  Net unrealized gain
   (loss)................   333,646    80,099        310,481                       762                         169
                           --------  --------       --------                    ------                    --------
  Net realized and
   unrealized gain (loss)
   on investments........   446,423   133,719        403,890                     1,164                         210
                           --------  --------       --------                    ------                    --------
INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS........  $436,810  $130,194       $396,393                    $1,369                    $    213
                           ========  ========       ========                    ======                    ========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                 FIDELITY VARIABLE
                                  CIGNA VARIABLE PRODUCTS GROUP                  INSURANCE PRODUCTS
                                          SUB-ACCOUNTS                           FUND SUB-ACCOUNTS
                           -------------------------------------------  ------------------------------------
                                                        INVESTMENT           EQUITY-             HIGH
                           MONEY MARKET   S&P 500       GRADE BOND           INCOME             INCOME
                           ------------  ----------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
Dividends................     $26,951    $  826,704      $ 53,012            $13,677           $ 99,356

EXPENSES:
Mortality and expense
  risk and administrative
  charges................       4,959       298,463         5,749             12,179              8,726
                              -------    ----------      --------            -------           --------
  Net investment gain
   (loss)................      21,992       528,241        47,263              1,498             90,630
                              -------    ----------      --------            -------           --------

NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Capital distributions
  from portfolio
  sponsors...............          --       724,386            --             30,234              3,714
Net realized gain (loss)
  on share
  transactions...........          --       192,458            71              2,905              3,929
                              -------    ----------      --------            -------           --------
  Net realized gain
   (loss)................          --       916,844            71             33,139              7,643
  Net unrealized gain
   (loss)................          --     4,672,428       (56,980)            23,754            (17,643)
                              -------    ----------      --------            -------           --------
  Net realized and
   unrealized gain (loss)
   on investments........          --     5,589,272       (56,909)            56,893            (10,000)
                              -------    ----------      --------            -------           --------
INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS........     $21,992    $6,117,513      $ (9,646)           $58,391           $ 80,630
                              =======    ==========      ========            =======           ========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                           FIDELITY VARIABLE
                               INSURANCE
                           PRODUCTS FUND II                              MFS VARIABLE INSURANCE
                              SUB-ACCOUNT     JANUS ASPEN SERIES          TRUST - SUB-ACCOUNTS
                           -----------------     SUB-ACCOUNT      ------------------------------------
                              INVESTMENT      ------------------      EMERGING             TOTAL
                              GRADE BOND          WORLDWIDE            GROWTH             RETURN
                           -----------------  ------------------  -----------------  -----------------
INVESTMENT INCOME:
Dividends................      $ 232,911          $    5,948          $     --           $  1,058

EXPENSES:
Mortality and expense
  risk and administrative
  charges................         47,871              30,997            12,627                945
                               ---------          ----------          --------           --------
  Net investment gain
   (loss)................        185,040             (25,049)          (12,627)               113
                               ---------          ----------          --------           --------

NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Capital distributions
  from portfolio
  sponsors...............         73,070                  --                --              1,961
Net realized gain (loss)
  on share
  transactions...........          4,993              62,912            15,823                 48
                               ---------          ----------          --------           --------
  Net realized gain
   (loss)................         78,063              62,912            15,823              2,009
  Net unrealized gain
   (loss)................       (362,524)          1,793,064           975,528             (1,102)
                               ---------          ----------          --------           --------
  Net realized and
   unrealized gain (loss)
   on investments........       (284,461)          1,855,976           991,351                907
                               ---------          ----------          --------           --------
INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS........      $ (99,421)         $1,830,927          $978,724           $  1,020
                               =========          ==========          ========           ========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                       TEMPLETON
                                                                       VARIABLE
                                  OCC ACCUMULATION TRUST -          PRODUCTS SERIES
                                        SUB-ACCOUNTS                 FUND-CLASS 1
                           --------------------------------------  -----------------
                                                      SMALL         INTERNATIONAL-
                            EQUITY    MANAGED    CAPITALIZATION         CLASS 1
                           --------  ---------  -----------------  -----------------
INVESTMENT INCOME:
Dividends................  $ 1,603    $11,583       $  8,114           $ 40,711

EXPENSES:
Mortality and expense
  risk and administrative
  charges................    1,858      7,861         10,732             15,671
                           -------    -------       --------           --------
  Net investment gain
   (loss)................     (255)     3,722         (2,618)            25,040
                           -------    -------       --------           --------

NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Capital distributions
  from portfolio
  sponsors...............    7,302     25,992             --            141,416
Net realized gain (loss)
  on share
  transactions...........     (859)       629        (18,932)            22,488
                           -------    -------       --------           --------
  Net realized gain
   (loss)................    6,443     26,621        (18,932)           163,904
  Net unrealized gain
   (loss)................   (4,712)     2,056         10,363            173,120
                           -------    -------       --------           --------
  Net realized and
   unrealized gain (loss)
   on investments........    1,731     28,677         (8,569)           337,024
                           -------    -------       --------           --------
INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS........  $ 1,476    $32,399       $(11,187)          $362,064
                           =======    =======       ========           ========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

                              ALGER AMERICAN FUND SUB-ACCOUNTS        CIGNA VARIABLE PRODUCTS GROUP
                           --------------------------------------              SUB-ACCOUNTS
                                      MIDCAP          SMALL        ------------------------------------
                            GROWTH    GROWTH     CAPITALIZATION      MONEY MARKET       S&P 500 INDEX
                           --------  ---------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
Dividends................  $    482  $     --       $      1            $39,467          $  520,757

EXPENSES:
Mortality and expense
  risk and administrative
  charges................     2,328     1,536          3,036             7,446              190,138
                           --------  --------       --------            ------           ----------
  Net investment gain
   (loss)................    (1,846)   (1,536)        (3,035)           32,021              330,619
                           --------  --------       --------            ------           ----------

NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Capital distributions
  from portfolio
  sponsors...............    29,450    11,691         34,120                --              223,478
Net realized gain (loss)
  on share
  transactions...........     2,954     1,992           (972)               --              107,742
                           --------  --------       --------            ------           ----------
  Net realized gain......    32,404    13,683         33,148                --              331,220
  Change in net
   unrealized gain
   (loss)................    91,238    40,548          5,340                --            4,308,965
                           --------  --------       --------            ------           ----------
  Net realized and
   unrealized gain (loss)
   on investments........   123,642    54,231         38,488                --            4,640,185
                           --------  --------       --------            ------           ----------
INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS........  $121,796  $ 52,695       $ 35,453            $32,021          $4,970,804
                           ========  ========       ========            ======           ==========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                FIDELITY VARIABLE
                            FIDELITY VARIABLE       INSURANCE
                           INSURANCE PRODUCTS   PRODUCTS FUND II            JANUS ASPEN SERIES
                            FUND SUB-ACCOUNTS      SUB-ACCOUNT                 SUB-ACCOUNTS
                           -------------------  -----------------  ------------------------------------
                           EQUITY-     HIGH        INVESTMENT         SHORT-TERM          WORLDWIDE
                            INCOME    INCOME       GRADE BOND            BOND              GROWTH
                           --------  ---------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
Dividends................  $ 4,536   $ 23,780       $235,834              $18             $ 67,675

EXPENSES:
Mortality and expense
  risk and administrative
  charges................    7,081      5,020         52,445               13               23,832
                           -------   --------       --------              ---             --------
  Net investment gain
   (loss)................   (2,545)    18,760        183,389                5               43,843
                           -------   --------       --------              ---             --------

NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Capital distributions
  from portfolio
  sponsors...............   16,142     15,111         27,981                2               27,273
Net realized gain (loss)
  on share
  transactions...........     (105)        51         13,754               43              (19,943)
                           -------   --------       --------              ---             --------
  Net realized gain......   16,037     15,162         41,735               45                7,330
  Change in net
   unrealized gain
   (loss)................   36,839    (50,282)       201,263               --              479,024
                           -------   --------       --------              ---             --------
  Net realized and
   unrealized gain (loss)
   on investments........   52,876    (35,120)       242,998               45              486,354
                           -------   --------       --------              ---             --------
INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS........  $50,331   $(16,360)      $426,387              $50             $530,197
                           =======   ========       ========              ===             ========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                                             TEMPLETON
                              MFS VARIABLE                                                               VARIABLE PRODUCTS
                             INSURANCE TRUST                OCC ACCUMULATION TRUST TRUST -                    SERIES
                              SUB-ACCOUNTS                           SUB-ACCOUNTS                        FUND SUB-ACCOUNT
                           -------------------  -------------------------------------------------------  -----------------
                           EMERGING    TOTAL                                                SMALL         INTERNATIONAL-
                            GROWTH    RETURN         EQUITY             MANAGED        CAPITALIZATION         CLASS 1
                           --------  ---------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
Dividends................  $     --   $   77         $   726            $ 3,601           $   4,734          $ 15,674

EXPENSES:
Mortality and expense
  risk and administrative
  charges................     6,074      249             996              5,426              13,225             9,709
                           --------   ------         -------            -------           ---------          --------
  Net investment gain
   (loss)................    (6,074)    (172)           (270)            (1,825)             (8,491)            5,965
                           --------   ------         -------            -------           ---------          --------

NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Capital distributions
  from portfolio
  sponsors...............     4,451       91           3,143             14,415              51,695            28,023
Net realized gain (loss)
  on share
  transactions...........    (2,772)      34             522              1,337             (29,631)              940
                           --------   ------         -------            -------           ---------          --------
  Net realized gain......     1,679      125           3,665             15,752              22,064            28,963
  Change in net
   unrealized gain
   (loss)................   216,913    3,234           6,897             22,152            (177,446)          (28,223)
                           --------   ------         -------            -------           ---------          --------
  Net realized and
   unrealized gain (loss)
   on investments........   218,592    3,359          10,562             37,904            (155,382)              740
                           --------   ------         -------            -------           ---------          --------
INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS........  $212,518   $3,187         $10,292            $36,079           $(163,873)         $  6,705
                           ========   ======         =======            =======           =========          ========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                CIGNA VARIABLE
                                                                                PRODUCTS GROUP
                                  ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS          SUB-ACCOUNTS
                                -----------------------------------------  -------------------------
                                                MIDCAP         SMALL
                                   GROWTH       GROWTH     CAPITALIZATION  MONEY MARKET    S&P 500
                                ------------  -----------  --------------  ------------  -----------
OPERATIONS:
Net investment gain (loss)....   $  (25,468)  $  (14,122)    $   (18,557)  $   206,946   $   440,162
Net realized gain (loss)......      273,527       53,966         917,341       --            664,540
Net unrealized gain (loss)....     (892,940)      (8,654)     (1,751,035)      --         (5,051,494)
                                 ----------   ----------     -----------   -----------   -----------
  Net increase (decrease) from
   operations.................     (644,881)      31,190        (852,251)      206,946    (3,946,792)
                                 ----------   ----------     -----------   -----------   -----------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits..........      795,440      179,407         581,588    12,656,505     4,723,545
Participant transfers.........    1,752,569    1,888,827       1,642,108    (5,765,700)   (2,193,272)
Participant withdrawals.......     (194,409)     (78,665)       (100,581)     (325,265)   (1,131,243)
                                 ----------   ----------     -----------   -----------   -----------
  Net increase (decrease) from
   participant transactions...    2,353,600    1,989,569       2,123,115     6,565,540     1,399,030
                                 ----------   ----------     -----------   -----------   -----------
    Total increase (decrease)
     in net assets............    1,708,719    2,020,759       1,270,864     6,772,486    (2,547,762)

NET ASSETS:
Beginning of period...........    2,025,595      585,079       1,396,707       667,000    39,257,525
                                 ----------   ----------     -----------   -----------   -----------
End of period.................   $3,734,314   $2,605,838     $ 2,667,571   $ 7,439,486   $36,709,763
                                 ==========   ==========     ===========   ===========   ===========

                                CIGNA VARIABLE
                                PRODUCTS GROUP    DEUTSCHE VIT -
                                SUB-ACCOUNTS       SUB-ACCOUNTS
                                ----------  ---------------------------
                                INVESTMENT                   SMALL
                                GRADE BOND  EAFE EQUITY  CAPITALIZATION
                                ----------  -----------  --------------
OPERATIONS:
Net investment gain (loss)....  $  336,662    $ (2,009)     $ (1,205)
Net realized gain (loss)......         809         768          (134)
Net unrealized gain (loss)....      89,778     (35,616)       (9,431)
                                ----------    --------      --------
  Net increase (decrease) from
   operations.................     427,249     (36,857)      (10,770)
                                ----------    --------      --------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits..........   1,718,380     137,627        99,629
Participant transfers.........   3,414,963     138,960        68,607
Participant withdrawals.......    (145,998)     (5,375)       11,831
                                ----------    --------      --------
  Net increase (decrease) from
   participant transactions...   4,987,345     271,212       180,067
                                ----------    --------      --------
    Total increase (decrease)
     in net assets............   5,414,594     234,355       169,297
NET ASSETS:
Beginning of period...........   1,624,907      13,025         1,299
                                ----------    --------      --------
End of period.................  $7,039,501    $247,380      $170,596
                                ==========    ========      ========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                         FIDELITY
                                                         VARIABLE
                                  FIDELITY VARIABLE      INSURANCE
                                      INSURANCE          PRODUCTS
                                    PRODUCTS FUND         FUND LL      JANUS ASPEN SERIES
                                    SUB-ACCOUNTS        SUB-ACCOUNT       SUB-ACCOUNTS
                               -----------------------  -----------  -----------------------
                                 EQUITY-       HIGH     INVESTMENT
                                 INCOME       INCOME    GRADE BOND    WORLDWIDE    BALANCED
                               -----------  ----------  -----------  -----------  ----------
OPERATIONS:
Net investment gain (loss)...  $    9,212   $   38,730  $  247,308   $    78,310   $  3,642
Net realized gain (loss).....     117,679      (18,181)      2,579       331,819        783
Net unrealized gain (loss)...      35,556     (347,910)    171,110    (1,784,446)   (10,611)
                               ----------   ----------  ----------   -----------   --------
  Net increase (decrease)
   from operations...........     162,447     (327,361)    420,997    (1,374,317)    (6,186)
                               ----------   ----------  ----------   -----------   --------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits.........     546,479       75,833      45,190     1,182,540     11,741
Participant transfers........    (137,533)     701,198      (2,785)    2,591,838    201,096
Participant withdrawals......    (154,810)     (37,390)    (89,432)     (290,863)    (1,694)
                               ----------   ----------  ----------   -----------   --------
  Net increase (decrease)
   from participant
   transactions..............     254,136      739,641     (47,027)    3,483,515    211,143
                               ----------   ----------  ----------   -----------   --------
    Total increase (decrease)
     in net assets...........     416,583      412,280     373,970     2,109,198    204,957

NET ASSETS:
Beginning of period..........   1,380,013      831,237   4,163,991     4,791,044     --
                               ----------   ----------  ----------   -----------   --------
End of period................  $1,796,596   $1,243,517  $4,537,961   $ 6,900,242   $204,957
                               ==========   ==========  ==========   ===========   ========


                                    MFS SERIES        NEUBERGER &
                                   SUB-ACCOUNTS          BERMAN
                               ---------------------  ------------
                                EMERGING     TOTAL
                                 GROWTH     RETURN    AMT PARTNERS
                               ----------  ---------  ------------
OPERATIONS:
Net investment gain (loss)...  $   62,345  $   5,787     $  (24)
Net realized gain (loss).....      54,354      4,992         (2)
Net unrealized gain (loss)...    (849,853)    20,021         (9)
                               ----------  ---------     ------
  Net increase (decrease)
   from operations...........    (733,154)    30,800        (35)
                               ----------  ---------     ------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits.........     809,247    171,619      1,579
Participant transfers........     563,733   (132,907)     8,221
Participant withdrawals......    (212,938)   (33,589)       (68)
                               ----------  ---------     ------
  Net increase (decrease)
   from participant
   transactions..............   1,160,042      5,123      9,732
                               ----------  ---------     ------
    Total increase (decrease)
     in net assets...........     426,888     35,923      9,697
NET ASSETS:
Beginning of period..........   2,438,620    194,595     --
                               ----------  ---------     ------
End of period................  $2,865,508  $ 230,518     $9,697
                               ==========  =========     ======

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                            TEMPLETON
                                                                             VARIABLE
                                       OCC ACCUMULATION TRUST -          PRODUCTS SERIES
                                             SUB-ACCOUNTS                FUND SUB-ACCOUNT
                                ---------------------------------------  ----------------
                                                             SMALL        INTERNATIONAL-
                                  EQUITY      MANAGED    CAPITALIZATION      CLASS L
                                -----------  ----------  --------------  ----------------
OPERATIONS:
Net investment gain (loss)....   $   (668)   $   4,559     $   (4,582)      $   19,285
Net realized gain (loss)......     26,804       58,122          4,771          244,051
Net unrealized gain (loss)....      5,560      (17,884)       451,848         (322,814)
                                 --------    ---------     ----------       ----------
  Net increase (decrease) from
   operations.................     31,696       44,797        452,037          (59,478)
                                 --------    ---------     ----------       ----------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits..........    103,790       93,723         16,711          664,751
Participant transfers.........    (15,023)    (373,238)        (4,981)          14,345
Participant withdrawals.......    (35,903)     (40,837)       (25,118)        (130,440)
                                 --------    ---------     ----------       ----------
  Net increase (decrease) from
   participant transactions...     52,864     (320,352)       (13,388)         548,656
                                 --------    ---------     ----------       ----------
    Total increase (decrease)
     in net assets............     84,560     (275,555)       438,649          489,178

NET ASSETS:
Beginning of period...........    258,512      814,342      1,061,234        2,007,908
                                 --------    ---------     ----------       ----------
End of period.................   $343,072    $ 538,787     $1,499,883       $2,497,086
                                 ========    =========     ==========       ==========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                           BANKERS TRUST
                                                                                      INSURANCE FUNDS TRUST -
                                   ALGER AMERICAN FUND SUB-ACCOUNTS                        SUB-ACCOUNTS
                                ---------------------------------------  -------------------------------------------------
                                               MIDCAP        SMALL                                              SMALL
                                  GROWTH       GROWTH    CAPITALIZATION  EAFE-REGISTERED TRADEMARK- EQUITY  CAPITALIZATION
                                -----------  ----------  --------------  ---------------------------------  --------------
OPERATIONS:
Net investment gain (loss)....  $   (9,613)   $ (3,525)    $   (7,497)                 $   205                  $    3
Net realized gain (loss)......     112,777      53,620         93,409                      402                      41
Net unrealized gain (loss)....     333,646      80,099        310,481                      762                     169
                                ----------    --------     ----------                  -------                  ------
  Net increase (decrease) from
   operations.................     436,810     130,194        396,393                    1,369                     213
                                ----------    --------     ----------                  -------                  ------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits..........     551,404     244,920        533,399                      883                     216
Participant transfers.........     780,181      20,937         38,592                   11,230                   1,013
Participant withdrawals.......    (255,605)    (89,986)      (169,989)                    (457)                   (143)
                                ----------    --------     ----------                  -------                  ------
  Net increase (decrease) from
   participant transactions...   1,075,980     175,871        402,002                   11,656                   1,086
                                ----------    --------     ----------                  -------                  ------
    Total increase (decrease)
     in net assets               1,512,790     306,065        798,395                   13,025                   1,299

NET ASSETS:
Beginning of year.............     512,805     279,014        598,312             --                            --
                                ----------    --------     ----------                  -------                  ------
End of year...................  $2,025,595    $585,079     $1,396,707                  $13,025                  $1,299
                                ==========    ========     ==========                  =======                  ======

                                                                          FIDELITY VARIABLE
                                            CIGNA VARIABLE                    INSURANCE
                                            PRODUCTS GROUP                  PRODUCTS FUND
                                             SUB-ACCOUNTS                    SUB-ACCOUNTS
                                --------------------------------------  ----------------------
                                                           INVESTMENT    EQUITY-       HIGH
                                MONEY MARKET    S&P 500    GRADE BOND     INCOME      INCOME
                                ------------  -----------  -----------  ----------  ----------
OPERATIONS:
Net investment gain (loss)....  $    21,992   $   528,241  $   47,263   $    1,498  $   90,630
Net realized gain (loss)......      --            916,844          71       33,139       7,643
Net unrealized gain (loss)....      --          4,672,428     (56,980)      23,754     (17,643)
                                -----------   -----------  ----------   ----------  ----------
  Net increase (decrease) from
   operations.................       21,992     6,117,513      (9,646)      58,391      80,630
                                -----------   -----------  ----------   ----------  ----------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits..........    4,533,879     6,318,489     769,586      491,716     297,772
Participant transfers.........   (3,852,237)    2,849,214     896,333      (96,198)     15,626
Participant withdrawals.......     (249,781)   (3,289,918)    (31,366)    (175,786)   (642,298)
                                -----------   -----------  ----------   ----------  ----------
  Net increase (decrease) from
   participant transactions...      431,861     5,877,785   1,634,553      219,732    (328,900)
                                -----------   -----------  ----------   ----------  ----------
    Total increase (decrease)
     in net assets                  453,853    11,995,298   1,624,907      278,123    (248,270)
NET ASSETS:
Beginning of year.............      213,147    27,262,227      --        1,101,890   1,079,507
                                -----------   -----------  ----------   ----------  ----------
End of year...................  $   667,000   $39,257,525  $1,624,907   $1,380,013  $  831,237
                                ===========   ===========  ==========   ==========  ==========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                FIDELITY VARIABLE
                                    INSURANCE                              MFS VARIABLE
                                PRODUCTS FUND II   JANUS ASPEN SERIES    INSURANCE TRUST -
                                   SUB-ACCOUNT        SUB-ACCOUNTS         SUB-ACCOUNTS
                                -----------------  ------------------  ---------------------
                                   INVESTMENT                           EMERGING     TOTAL
                                   GRADE BOND          WORLDWIDE         GROWTH     RETURN
                                -----------------  ------------------  ----------  ---------
OPERATIONS:
Net investment gain (loss)....     $   185,040         $  (25,049)     $(12,627)   $    113
Net realized gain (loss)......          78,063             62,912        15,823       2,009
Net unrealized gain (loss)....        (362,524)         1,793,064       975,528      (1,102)
                                   -----------         ----------      ----------  --------
Net increase (decrease) from
  operations..................         (99,421)         1,830,927       978,724       1,020
                                   -----------         ----------      ----------  --------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits..........         176,641            716,337       543,803     135,071
Participant transfers.........        (621,365)           161,404        86,751      25,773
Participant withdrawals.......      (1,189,155)          (743,901)     (197,247)    (31,059)
                                   -----------         ----------      ----------  --------
  Net increase (decrease) from
   participant transactions...      (1,633,879)           133,840       433,307     129,785
                                   -----------         ----------      ----------  --------
    Total increase (decrease)
     in net assets............      (1,733,300)         1,964,767      1,412,031    130,805

NET ASSETS:
Beginning of year.............       5,897,291          2,826,277      1,026,589     63,790
                                   -----------         ----------      ----------  --------
End of year...................     $ 4,163,991         $4,791,044      $2,438,620  $194,595
                                   ===========         ==========      ==========  ========

                                                                        TEMPLETON VARIABLE
                                                                         PRODUCTS SERIES
                                        OCC ACCUMULATION TRUST                FUND -
                                             SUB-ACCOUNTS                    CLASS 1
                                --------------------------------------  ------------------
                                                            SMALL
                                  EQUITY      MANAGED   CAPITALIZATION    INTERNATIONAL
                                -----------  ---------  --------------  ------------------
OPERATIONS:
Net investment gain (loss)....   $   (255)   $   3,722    $   (2,618)       $   25,040
Net realized gain (loss)......      6,443       26,621       (18,932)          163,904
Net unrealized gain (loss)....     (4,712)       2,056        10,363           173,120
                                 --------    ---------    ----------        ----------
Net increase (decrease) from
  operations..................      1,476       32,399       (11,187)          362,064
                                 --------    ---------    ----------        ----------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits..........    144,530      229,604       176,782           740,350
Participant transfers.........       (812)     (45,329)      (44,201)          (56,157)
Participant withdrawals.......    (34,557)    (141,705)     (318,138)         (334,392)
                                 --------    ---------    ----------        ----------
  Net increase (decrease) from
   participant transactions...    109,161       42,570      (185,557)          349,801
                                 --------    ---------    ----------        ----------
    Total increase (decrease)
     in net assets............    110,637       74,969      (196,744)          711,865
NET ASSETS:
Beginning of year.............    147,875      739,373     1,257,978         1,296,043
                                 --------    ---------    ----------        ----------
End of year...................   $258,512    $ 814,342    $1,061,234        $2,007,908
                                 ========    =========    ==========        ==========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                                        FIDELITY VARIABLE
                                                                                                     INSURANCE PRODUCTS FUND
                                   ALGER AMERICAN FUND SUB-ACCOUNTS       CIGNA VARIABLE PRODUCTS          SUB-ACCOUNTS
                                --------------------------------------      GROUP SUB-ACCOUNTS       ------------------------
                                              MIDCAP        SMALL       ---------------------------    EQUITY-       HIGH
                                  GROWTH      GROWTH    CAPITALIZATION  MONEY MARKET  S&P 500 INDEX    INCOME       INCOME
                                ----------  ----------  --------------  ------------  -------------  -----------  -----------
OPERATIONS:
Net investment gain (loss)....   $ (1,846)   $ (1,536)     $ (3,035)    $    32,021    $   330,619   $   (2,545)  $   18,760
Net realized gain.............     32,404      13,683        33,148              --        331,220       16,037       15,162
Net unrealized gain (loss)....     91,238      40,548         5,340              --      4,308,965       36,839      (50,282)
                                 --------    --------      --------     -----------    -----------   ----------   ----------
Net increase (decrease) from
  operations..................    121,796      52,695        35,453          32,021      4,970,804       50,331      (16,360)
                                 --------    --------      --------     -----------    -----------   ----------   ----------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits, net of
  premium loads...............    234,347     107,151       115,723       8,339,674      6,448,072      436,963      220,573
Participant transfers.........    178,850     100,550       387,084      (7,699,759)     3,889,673      543,337      612,890
Participant withdrawals.......    (72,383)    (19,855)      (30,038)       (530,422)    (1,497,945)    (111,582)     (42,487)
                                 --------    --------      --------     -----------    -----------   ----------   ----------
  Net increase (decrease) from
   participant transactions...    340,814     187,846       472,769         109,493      8,839,800      868,718      790,976
                                 --------    --------      --------     -----------    -----------   ----------   ----------
    Total increase (decrease)
     in net assets............    462,610     240,541       508,222         141,514     13,810,604      919,049      774,616

NET ASSETS:
Beginning of period...........     50,195      38,473        90,090          71,633     13,451,623      182,841      304,891
                                 --------    --------      --------     -----------    -----------   ----------   ----------
End of period.................   $512,805    $279,014      $598,312     $   213,147    $27,262,227   $1,101,890   $1,079,507
                                 ========    ========      ========     ===========    ===========   ==========   ==========

                                FIDELITY VARIABLE
                                    INSURANCE
                                PRODUCTS FUND II
                                   SUB-ACCOUNT
                                -----------------
                                   INVESTMENT
                                   GRADE BOND
                                -----------------
OPERATIONS:
Net investment gain (loss)....      $  183,389
Net realized gain.............          41,735
Net unrealized gain (loss)....         201,263
                                    ----------
Net increase (decrease) from
  operations..................         426,387
                                    ----------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits, net of
  premium loads...............         424,660
Participant transfers.........         838,386
Participant withdrawals.......        (773,867)
                                    ----------
  Net increase (decrease) from
   participant transactions...         489,179
                                    ----------
    Total increase (decrease)
     in net assets............         915,566
NET ASSETS:
Beginning of period...........       4,981,725
                                    ----------
End of period.................      $5,897,291
                                    ==========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                            MFS VARIABLE
                                  JANUS ASPEN SERIES          INSURANCE              OCC ACCUMULATION TRUST -
                                     SUB-ACCOUNTS       TRUST - SUB-ACCOUNTS               SUB-ACCOUNTS
                                ----------------------  ---------------------  -------------------------------------
                                SHORT-TERM  WORLDWIDE    EMERGING     TOTAL                               SMALL
                                   BOND       GROWTH      GROWTH     RETURN      EQUITY     MANAGED   CAPITALIZATION
                                ----------  ----------  ----------  ---------  -----------  --------  --------------
OPERATIONS:
Net investment gain (loss)....    $     5   $   43,843  $   (6,074)  $  (172)   $   (270)   $ (1,825)   $   (8,491)
Net realized gain.............         45        7,330       1,679       125       3,665      15,752        22,064
Net unrealized gain (loss)....         --      479,024     216,913     3,234       6,897      22,152      (177,446)
                                  -------   ----------  ----------   -------    --------    --------    ----------
Net increase (decrease) from
  operations..................         50      530,197     212,518     3,187      10,292      36,079      (163,873)
                                  -------   ----------  ----------   -------    --------    --------    ----------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits, net of
  premium loads...............      5,631      687,079     316,114     6,219     105,497     449,913       128,149
Participant transfers.........     (5,488)     254,640     274,990    55,960      14,836     (10,371)       89,173
Participant withdrawals.......       (193)    (306,422)    (86,142)   (5,231)    (30,729)    (70,856)     (158,738)
                                  -------   ----------  ----------   -------    --------    --------    ----------
  Net increase (decrease) from
   participant transactions...        (50)     635,297     504,962    56,948      89,604     368,686        58,584
                                  -------   ----------  ----------   -------    --------    --------    ----------
    Total increase (decrease)
     in net assets............         --    1,165,494     717,480    60,135      99,896     404,765      (105,289)

NET ASSETS:
Beginning of period...........         --    1,660,783     309,109     3,655      47,979     334,608     1,363,267
                                  -------   ----------  ----------   -------    --------    --------    ----------
End of period.................    $    --   $2,826,277  $1,026,589   $63,790    $147,875    $739,373    $1,257,978
                                  =======   ==========  ==========   =======    ========    ========    ==========

                                   TEMPLETON
                                    VARIABLE
                                PRODUCTS SERIES
                                FUND SUB-ACCOUNT
                                ----------------
                                 INTERNATIONAL-
                                    CLASS 1
                                ----------------
OPERATIONS:
Net investment gain (loss)....      $    5,965
Net realized gain.............          28,963
Net unrealized gain (loss)....         (28,223)
                                    ----------
Net increase (decrease) from
  operations..................           6,705
                                    ----------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits, net of
  premium loads...............         424,779
Participant transfers.........         342,949
Participant withdrawals.......         (55,891)
                                    ----------
  Net increase (decrease) from
   participant transactions...         711,837
                                    ----------
    Total increase (decrease)
     in net assets............         718,542
NET ASSETS:
Beginning of period...........         577,501
                                    ----------
End of period.................      $1,296,043
                                    ==========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION
    CG Corporate Insurance Variable Life Separate Account 02 (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.

    At December 31, 2000, the assets of the Account are divided into variable sub-accounts each of which is invested in shares of one of twenty portfolios (mutual funds) of ten diversified open-end management investment companies, each portfolio having its own investment objective. The variable sub-accounts are:

ALGER AMERICAN FUND:
                  Alger American Growth Portfolio
                  Alger American MidCap Growth Portfolio
                  Alger American Small Capitalization Portfolio
DEUTSCHE VIT INSURANCE FUNDS TRUST (FORMERLY BANKERS TRUST)
                  EAFE-Registered Trademark- Equity Index Fund
                  Small Capitalization Index Fund
CIGNA VARIABLE PRODUCTS GROUP:
                  CIGNA Variable Products Money Market Fund
                  CIGNA Variable Products S&P 500 Index Fund
                  CIGNA Variable Products Investment Grade Bond Fund
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
                  Equity-Income Portfolio ("Fidelity Equity-Income Portfolio")
                  High Income Portfolio ("Fidelity High Income Portfolio")
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
                  Investment Grade Bond Portfolio ("Fidelity Investment Grade
                  Bond Portfolio")
JANUS ASPEN SERIES:
                  Janus Aspen Series Worldwide Growth Portfolio
                  Janus Aspen Series Balanced Portfolio
MFS VARIABLE INSURANCE TRUST:
                  MFS Emerging Growth Series
                  MFS Total Return Series
NEUBERGER BERMAN ADVISORS
                  Neuberger Berman Advisors Management Trust Partners
                  Portfolio
OCC ACCUMULATION TRUST:
                  OCC Equity Portfolio
                  OCC Managed Portfolio
                  OCC Small Cap Portfolio
TEMPLETON VARIABLE PRODUCTS SERIES FUND:
                  Templeton International Fund - Class 1

2. SIGNIFICANT ACCOUNTING POLICIES
    These financial statements have been prepared in conformity with generally accepted accounting principles and reflect management's estimates and assumptions, such as those regarding fair value, that affect recorded amounts.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Actual results could differ from those estimates. Significant estimates are discussed throughout the Notes to Financial Statements. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

  A. INVESTMENT VALUATION: Investments held by the sub-accounts are valued at their respective closing net asset values per share as determined by the mutual funds as of December 31, 2000. The change in the difference between cost and value is reflected as unrealized gain (loss) in the Statements of Operations.

  B. INVESTMENT TRANSACTIONS: Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life.

  C. FEDERAL INCOME TAXES: The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing Federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

3. INVESTMENTS
    Total shares outstanding and cost of investments as of December 31, 2000 were:

---------------------------------------------------------------------------------------
                                                                              Cost of
Sub-Account                                                   Shares Held   Investments
---------------------------------------------------------------------------------------
Alger American Growth Portfolio.............................      78,997    $ 4,201,037
Alger American MidCap Growth Portfolio......................      85,103      2,488,733
Alger American Small Capitalization Portfolio...............     113,564      4,092,402
Deutsche VIT EAFE-Registered Trademark- Equity Index Fund
  (formerly Bankers Trust)..................................      22,213        282,302
Deutsche VIT Small Capitalization Index Fund (formerly
  Bankers Trust)............................................      15,371        179,882
CIGNA Variable Products Money Market Fund...................   7,439,304      7,439,304
CIGNA Variable Products S&P 500 Index Fund..................   1,840,050     31,458,259
CIGNA Variable Products Investment Grade Bond Fund..........     713,209      7,006,579
Fidelity Equity-Income Portfolio............................      70,401      1,674,091
Fidelity High Income Portfolio..............................     152,023      1,632,245
Fidelity Investment Grade Bond Portfolio....................     360,455      4,336,177
Janus Aspen Series Worldwide Growth Portfolio...............     186,593      6,368,667
Janus Aspen Series Balanced Portfolio.......................       8,431        215,563
MFS Emerging Growth Series..................................      99,365      2,486,661
MFS Total Return Series.....................................      11,769        208,096
Neuberger & Berman AMT Partners.............................         600          9,714
OCC Equity Portfolio........................................       9,506        332,327
OCC Managed Portfolio.......................................      12,472        504,877
OCC Small Cap Portfolio.....................................      46,494      1,195,454
Templeton International Fund - Class 1......................     132,965      2,682,252
---------------------------------------------------------------------------------------

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

3. INVESTMENTS (CONTINUED)
    Total purchases and sales of shares of each mutual fund for the year ended December 31, 2000, amounted to:

--------------------------------------------------------------------------------------
Sub-Account                                                    Purchases      Sales
--------------------------------------------------------------------------------------
Alger American Growth Portfolio.............................  $ 4,651,711   $1,906,001
Alger American MidCap Growth Portfolio......................    3,707,656    1,480,248
Alger American Small Capitalization Portfolio...............    4,647,608    1,499,902
Deutsche VIT EAFE-Registered Trademark- Equity Index Fund
 (formerly Bankers Trust)...................................      422,996      149,664
Deutsche VIT Small Capitalization Index Fund (formerly
 Bankers Trust).............................................      198,579       18,817
CIGNA Variable Products Money Market Fund...................   11,134,005    4,361,698
CIGNA Variable Products S&P 500 Index Fund..................    7,976,612    5,598,134
CIGNA Variable Products Investment Grade Bond Fund..........    5,617,227      293,324
Fidelity Equity-Income Portfolio............................      868,613      514,107
Fidelity High Income Portfolio..............................    1,609,200      830,813
Fidelity Investment Grade Bond Portfolio....................      354,260      153,875
Janus Aspen Series Worldwide Growth Portfolio...............    5,919,681    1,925,662
Janus Aspen Series Balanced Portfolio.......................      218,545        2,928
MFS Emerging Growth Series..................................    1,764,253      474,765
MFS Total Return Series.....................................      199,282      184,700
Neuberger & Berman AMT Partners.............................        9,800           84
OCC Equity Portfolio........................................      137,017       58,770
OCC Managed Portfolio.......................................      174,834      428,069
OCC Small Cap Portfolio.....................................       24,271       42,688
Templeton International Fund - Class 1......................    1,059,535      255,156
--------------------------------------------------------------------------------------

4. CHARGES AND DEDUCTIONS
    For all contracts sold after April 30, 1998, CG Life charges each variable sub-account for mortality and expense risks the daily equivalent of .55%, on an annual basis, of the current value of each sub-account's assets during the first fifteen policy years and .15% thereafter. All contracts sold before May 1, 1998 have an annual fee for mortality and expense risks of .85% per year during the first ten policy years, .45% per during the eleventh through fifteenth policy years and .15% thereafter.

    For all contracts sold after April 30, 1998, CG Life charges each variable sub-account for administrative costs, a daily deduction currently equivalent to
 .10% per year during the first fifteen policy years only. For all contracts sold before May 1, 1998, CG Life charges administrative costs at the rate of .10% per year for the first ten policy years only.

    Both the mortality and expense risk charge and the administrative fee deductions are also assessed against amounts held in the fixed account, if any. The fixed account is part of the general account of CG Life and is not included in these financial statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

4. CHARGES AND DEDUCTIONS (CONTINUED)
    The fees charged by CG Life for mortality and expense risks and asset based administrative fees from variable sub-accounts for the year ended December 31, 2000 amounted to:

----------------------------------------------------------------------------------------
                                                              Mortality
                                                                 and       Asset Based
                                                               Expense    Administrative
Sub-Account                                                   Risk Fees        Fees
----------------------------------------------------------------------------------------
Alger American Growth Portfolio.............................  $ 22,278       $ 3,190
Alger American MidCap Growth Portfolio......................    12,293         1,829
Alger American Small Capitalization Portfolio...............    16,002         2,555
Deutsche VIT EAFE-Registered Trademark- Equity-Index Fund
 (formerly Bankers Trust)...................................     1,077           216
Deutsche VIT Small Capitalization Index Fund (formerly
 Bankers Trust).............................................     1,793           128
CIGNA Variable Products Money Market Fund...................    31,560         4,017
CIGNA Variable Products S&P 500 Index Fund..................   308,246        38,576
CIGNA Variable Products Investment Grade Bond Fund..........    30,265         4,221
Fidelity Equity-Income Portfolio............................    13,366         1,609
Fidelity High Income Portfolio..............................     8,142         1,135
Fidelity Investment Grade Bond Portfolio....................    34,964         4,278
Janus Aspen Series Worldwide Growth Portfolio...............    48,988         6,390
Janus Aspen Series Balanced Portfolio.......................       448            82
MFS Emerging Growth Series..................................    23,389         2,908
MFS Total Return Series.....................................     1,586           230
Neuberger & Berman AMT Partners.............................        22             2
OCC Equity Portfolio........................................     2,403           284
OCC Managed Portfolio.......................................     5,947           702
OCC Small Cap Portfolio.....................................    10,135         1,194
Templeton International Fund - Class 1......................    18,025         2,291
----------------------------------------------------------------------------------------

    CG Life charges a one-time policy issue fee of $175 from the accumulation value for a portion of CG Life's administrative expenses for all contracts sold after April 30, 1998 and $250 for all contracts sold before May 1, 1998. Policy issue fees, which were deducted from the initial premium payment, amounted in 2000 to $72,225, all of which were deducted from the CIGNA Variable Products Money Market Fund.

    For all contracts sold after April 30, 1998, CG Life deducts a premium load of 6.5% of each premium payment to cover sales loads, state taxes and Federal income tax liabilities. An additional 45% on premium payments up to target premium specified in the policy will be deducted in the first policy year and an additional 12% of premium payments up to target premium will be deducted in years two through ten. In the event that the specified amount under the policy is increased, other than a change in the death benefit option, an additional 25% premium load on premium payments up to the increase in the target premium will be deducted from premium payments received during the 12 months following the increase, to the extent such premium payments are attributable to the increase in specified amount rather than to the previously existing specified amount.

    For all contracts sold before May 1, 1998, CG Life deducts a premium load of 6.5% of each premium payment to cover sales loads, state taxes and Federal income tax liabilities. An additional 40% on premium payments, up to one guideline annual premium, as defined in the Account's prospectus, will be deducted in the first policy year. In the event that the specified amount under the policy is increased, other than a change in the death benefit option, an additional 25% premium load on premium payments up to the increase in the target premium will be deducted from premium payments received during the 12 months following the increase.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

4. CHARGES AND DEDUCTIONS (CONTINUED)
    CG Life charges a monthly administrative fee of $8 per month. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports.

    CG Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, years since issue, risk class (in accordance with state law) of the insured and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately from the value of each variable sub-account and/or the fixed account funding option. The fixed account is part of the general account of CG Life and is not included in these financial statements.

    CG Life charges a $25 transaction fee for each transfer between funding options in excess of four during the policy year. No transaction fee charges were paid to CG Life for the year ended December 31, 2000.

    Fees charged by CG Life for premium loads are deducted from premium payments. Administrative fees and the amount deducted for the cost of insurance are included in participant withdrawals. Premium loads, net of refunds, administrative fees and costs of insurance, by variable sub-account, for the year ended December 31, 2000, amounted to:

-----------------------------------------------------------------------------------------------------
                                                              Premium                        Cost of
                                                           Loads, Net of   Administrative   Insurance
Sub-Account                                                   Refunds           Fees        Deduction
-----------------------------------------------------------------------------------------------------
Alger American Growth Portfolio..........................   $   89,810        $10,782       $166,472
Alger American MidCap Growth Portfolio...................       18,560          5,012         67,083
Alger American Small Capitalization Portfolio............       60,111          8,788         65,176
Deutsche VIT EAFE-Registered Trademark- Equity-Index Fund
 (formerly Bankers Trust)................................       13,087            441          5,199
Deutsche VIT Small Capitalization Index Fund (formerly
 Bankers Trust)                                                  6,673            151          1,847
CIGNA Variable Products Money Market Fund................    1,978,425         92,088        197,267
CIGNA Variable Products S&P 500 Index Fund...............      470,626         56,908        852,037
CIGNA Variable Products Investment Grade Bond Fund.......      174,209         10,326        106,348
Fidelity Equity-Income Portfolio.........................       46,964         13,857        138,769
Fidelity High Income Portfolio...........................        6,906          2,940         32,142
Fidelity Investment Grade Bond Portfolio.................        2,862          4,046         71,981
Janus Aspen Series Worldwide Growth Portfolio............      122,235         14,919        214,772
Janus Aspen Series Balanced Portfolio....................        1,166            157          1,620
MFS Emerging Growth Series ..............................       83,306         11,493        153,969
MFS Total Return Series..................................       19,887          1,397         31,139
Neuberger & Berman AMT Partners..........................          131              6             62
OCC Equity Portfolio.....................................        8,219          1,601         33,069
OCC Managed Portfolio....................................        8,316          2,211         33,342
OCC Small Cap Portfolio..................................        1,916            937         16,992
Templeton International Fund - Class 1...................       55,379          8,680         53,466
-----------------------------------------------------------------------------------------------------

    For policies issued after April 30, 1998, if the policy is fully surrendered during the first 12 months after issue, a credit will be paid equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during the months 25 through 36, the credit will equal 33% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

4. CHARGES AND DEDUCTIONS (CONTINUED)
    For policies issued between May 1, 1997 and April 30, 1998, if the policy is fully surrendered during the first 12 months after issue, a credit will be paid equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

    For policies issued before May 1, 1997, CG Life will refund 60% of all premium loads previously deducted if a policy is fully surrendered during the first 12 months after issue. If a policy is fully surrendered during the months 13 through 24 after issue, the refund will equal 30% of all premium loads previously deducted.

    Premium load refunds for the year ended December 31, 2000 amounted to $36,374.

    For partial surrenders, a transaction charge of $25 is imposed, allocated pro-rata among the variable sub-accounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken, unless the policy owner and CG Life agree otherwise.

    Partial surrender transaction charges paid to CG Life attributable to the variable sub-accounts for the year ended December 31, 2000 were not significant.

5. DISTRIBUTION OF NET INCOME
    The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of death benefits, surrenders, and transfers to other fixed or variable sub-accounts.

6. DIVERSIFICATION REQUIREMENTS
    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set for the in regulations issued by the Secretary of Treasury. CG Life believes, based on assurances from the mutual funds, that the mutual funds satisfy the requirements of the regulations and that the Account therefore satisfies the requirements of the regulations, and that the Account will continue to meet such requirements.

7. ACCUMULATION UNITS INFORMATION
    Schedule of Selected Per-Unit Data

--------------------------------------------------------------------------------
                                   Units           Unit Value           Total
--------------------------------------------------------------------------------
ALGER AMERICAN GROWTH PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000           81,974          $19.210          $ 1,574,721
                     1999           75,031           22.754            1,707,255
                     1998           29,858           17.175              512,811
                     1997            4,287           11.709               50,196
                 2/24/97*           --                --                 --

ALGER AMERICAN GROWTH PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000          192,460          $11.221          $ 2,159,594
                     1999           24,013           13.257              318,340
                     1998           --                --                 --

* inception date

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

7. ACCUMULATION UNITS INFORMATION (CONTINUED)

--------------------------------------------------------------------------------
                                   Units           Unit Value           Total
--------------------------------------------------------------------------------
ALGER MIDCAP GROWTH PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000           40,895          $20.530          $   839,574
                     1999           29,543           18.892              558,126
                     1998           19,198           14.533              279,005
                     1997            3,417           11.260               38,475
                 2/24/97*           --                --                 --

ALGER MIDCAP GROWTH PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000          122,106          $14.465          $ 1,766,263
                     1999            1,821           13.341               24,294
                     1998           --                --                 --

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1,
1998)
--------------------------------------------------------------------------------
December 31
                     2000           35,511          $14.711          $   522,402
                     1999           28,896           20.399              589,450
                     1998           23,818           14.358              341,979
                     1997            7,180           12.547               90,087
                 3/31/97*           --                --                 --

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30,
1998)
--------------------------------------------------------------------------------
December 31
                     2000          196,426          $10.921          $ 2,145,168
                     1999           53,443           15.105              807,257
                     1998           24,144           10.617              256,337

DEUTSCHE VIT EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND (CONTRACTS SOLD BEFORE
MAY 1, 1998)
--------------------------------------------------------------------------------
(formerly Bankers Trust)
December 31
                     2000           20,847          $10.635          $   221,708
                     1999               84           12.881                1,082
                  3/8/99*           --                --                 --

DEUTSCHE VIT EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND (CONTRACTS SOLD AFTER
APRIL 30, 1998)
--------------------------------------------------------------------------------
(formerly Bankers Trust)
December 31
                     2000            2,810          $ 9.136          $    25,672
                     1999            1,082           11.038               11,943
                  3/8/99*           --                --                 --

* inception date

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

7. ACCUMULATION UNITS INFORMATION (CONTINUED)

--------------------------------------------------------------------------------
                                   Units           Unit Value           Total
--------------------------------------------------------------------------------
DEUTSCHE VIT SMALL CAP INDEX FUND (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
(formerly Bankers Trust)
December 31
                     2000           14,000          $12.012          $   168,168
                     1999               18           12.614                  227
                  3/8/99*           --                --                 --

DEUTSCHE VIT SMALL CAP INDEX FUND (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
(formerly Bankers Trust)
December 31
                     2000              216          $11.241          $     2,428
                     1999               91           11.775                1,072
                  3/8/99*           --                --                 --

CIGNA VARIABLE PRODUCTS MONEY MARKET FUND (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000          550,709          $11.848          $ 6,524,800
                     1999           27,832           11.278              313,889
                     1998           19,624           10.861              213,136
                     1997            6,869           10.429               71,637
                     1996           61,064           10.009              611,190

CIGNA VARIABLE PRODUCTS MONEY MARKET FUND (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000           81,683          $11.198          $   914,686
                     1999           33,209           10.633              353,111
                     1998           --                --                 --

CIGNA VARIABLE PRODUCTS S&P 500 FUND (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000        1,832,988          $16.501          $30,246,135
                     1999        1,819,480           18.379           33,440,223
                     1998        1,708,791           15.364           26,253,865
                     1997        1,116,073           12.053           13,452,028
                 2/24/97*           --                --                 --

CIGNA VARIABLE PRODUCTS S&P 500 FUND (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000          536,980          $12.037          $ 6,463,628
                     1999          434,971           13.374            5,817,302
                     1998           90,399           11.163            1,009,124

* inception date

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

7. ACCUMULATION UNITS INFORMATION (CONTINUED)

--------------------------------------------------------------------------------
                                   Units           Unit Value           Total
--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS INVESTMENT GRADE BOND FUND (CONTRACTS SOLD BEFORE
MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000          353,257          $10.671          $ 3,769,605
                     1999          104,418            9.852            1,028,726
                 5/11/99*           --                --                 --

CIGNA VARIABLE PRODUCTS INVESTMENT GRADE BOND FUND (CONTRACTS SOLD AFTER
APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000          301,234          $10.855          $ 3,269,895
                     1999           59,636            9.997              596,181
                 5/11/99*           --                --                 --

FIDELITY VIP EQUITY-INCOME PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000          111,225          $14.862          $ 1,653,026
                     1999           96,947           13.838            1,341,553
                     1998           83,871           13.138            1,101,897
                     1997           15,388           11.882              182,840
                 2/24/97*           --                --                 --

FIDELITY VIP EQUITY-INCOME PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000           12,381          $11.596          $   143,570
                     1999            3,571           10.770               38,460
                     1998           --                --                 --

FIDELITY VIP HIGH INCOME PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000           60,443          $ 8.994          $   543,624
                     1999           68,582           11.711              803,164
                     1998           98,758           10.931            1,079,524
                     1997           26,433           11.534              304,878
                 1/29/97*           --                --                 --

FIDELITY VIP HIGH INCOME PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000           86,300          $ 8.110          $   699,893
                     1999            2,665           10.534               28,073
                     1998           --                --                 --

* inception date

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

7. ACCUMULATION UNITS INFORMATION (CONTINUED)

--------------------------------------------------------------------------------
                                   Units           Unit Value           Total
--------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000          322,785          $12.628          $ 4,076,129
                     1999          326,250           11.462            3,739,478
                     1998          466,141           11.694            5,451,053
                     1997          459,320           10.846            4,981,785
                 1/29/97*           --                --                 --

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30,
1998)
--------------------------------------------------------------------------------
December 31
                     2000           40,665          $11.357          $   461,832
                     1999           41,287           10.282              424,513
                     1998           42,614           10.475              446,382

JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1,
1998)
--------------------------------------------------------------------------------
December 31
                     2000          220,149          $19.785          $ 4,355,648
                     1999          189,626           23.684            4,491,102
                     1998          194,396           14.539            2,826,323
                     1997          145,879           11.385            1,660,832
                 2/24/97*           --                --                 --

JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30,
1998)
--------------------------------------------------------------------------------
December 31
                     2000          191,136          $13.313          $ 2,544,594
                     1999           18,869           15.896              299,942
                     1998           --                --                 --

JANUS ASPEN SERIES BALANCED PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000           19,798          $ 9.696          $   191,961
                 7/24/00*           --                --                 --

JANUS ASPEN SERIES BALANCED PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000            1,375          $ 9.451          $    12,995
                 7/24/00*           --                --                 --

MFS EMERGING GROWTH SERIES (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000          106,959          $21.619          $ 2,312,347
                     1999           80,602           27.147            2,188,102
                     1998           66,199           15.508            1,026,614
                     1997           26,489           11.669              309,100
                 7/24/00*           --                --                 --

* inception date

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

7. ACCUMULATION UNITS INFORMATION (CONTINUED)

--------------------------------------------------------------------------------
                                   Units           Unit Value           Total
--------------------------------------------------------------------------------
MFS EMERGING GROWTH SERIES (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000           40,421          $13.685          $   553,161
                     1999           14,616           17.140              250,518
                     1998           --                --                 --

MFS TOTAL RETURN SERIES (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000            8,994          $15.011          $   135,009
                     1999            8,463           13.062              110,544
                     1998            4,987           12.791               63,789
                     1997              318           11.495                3,655
                 7/24/00*           --                --                 --

MFS TOTAL RETURN SERIES (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000            8,429          $11.331          $    95,509
                     1999            8,547            9.834               84,051
                     1998           --                --                 --

NEUBERGER & BERMAN AMT PARTNERS PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000              984          $ 9.855          $     9,697
                  6/5/00*           --                --                 --

NEUBERGER & BERMAN AMT PARTNERS PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000           --                --                 --
                  6/5/00*           --                --                 --

OCC EQUITY PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000           23,200          $14.551          $   337,583
                     1999           19,304           13.364              257,979
                     1998           11,240           13.156              147,873
                     1997            4,041           11.874               47,983
                 2/24/97*           --                --                 --

OCC EQUITY PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000              500          $10.977          $     5,489
                     1999               53           10.057                  533
                     1998           --                --                 --

* inception date

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

7. ACCUMULATION UNITS INFORMATION (CONTINUED)

--------------------------------------------------------------------------------
                                   Units           Unit Value           Total
--------------------------------------------------------------------------------
OCC MANAGED PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000           38,174          $14.078          $   537,414
                     1999           62,228           12.949              805,790
                     1998           59,386           12.450              739,356
                     1997           28,518           11.733              334,602
                 1/29/97*           --                --                 --

OCC MANAGED PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000              117          $11.739          $     1,373
                     1999              794           10.771                8,552
                     1998           --                --                 --

OCC SMALL CAP PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000           99,058          $15.034          $ 1,489,238
                     1999          100,697           10.523            1,059,635
                     1998          116,250           10.821            1,257,941
                     1997          113,524           12.009            1,363,310
                 2/24/97*           --                --                 --

OCC SMALL CAP PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000              739          $14.404          $    10,645
                     1999              159           10.057                1,599
                     1998           --                --                 --

TEMPLETON INTERNATIONAL FUND - CLASS 1 (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000          136,330          $14.040          $ 1,914,073
                     1999          116,947           14.490            1,694,562
                     1998           99,869           11.833            1,181,750
                     1997           52,854           10.926              577,483
                 2/24/97*           --                --                 --

TEMPLETON INTERNATIONAL FUND - CLASS 1 (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000           50,887          $11.457          $   583,012
                     1999           26,566           11.795              313,346
                     1998           11,884            9.618              114,300

* inception date

APPENDIX 1

ILLUSTRATIONS OF ACCUMULATION VALUES, SURRENDER VALUES,
AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the Policies change with investment performance, assuming in separate illustrations both our current charges and our guaranteed charges under the Policies (guaranteed charges only for Policies with the joint and survivorship benefit). The illustrations illustrate how accumulation values, surrender values and death benefits under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the accumulation values, surrender values and death benefits may be different. The illustrations also assume there are no Policy loans, no additional premium payments are made other than shown, no accumulation values are allocated to the Fixed Account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the accumulation value, surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks and for administrative expenses. The administrative expense charge is currently at an annual effective rate of 0.10% of the daily net asset value of the Variable Account during the first ten policy years, and is guaranteed not to exceed 0.30% per year. The current mortality and expense risk charges are equivalent to an annual effective rate of:

       - .85% of the daily net asset value of the Variable Account in policy years one through ten,

       - .45% of the daily net asset value of the Variable Account in policy years 11-15, and

       -   .15% of the daily net asset value of the Variable Account thereafter.

The mortality and expense risk charge is guaranteed not to exceed an annual effective rate of 0.90%. In addition, the net investment returns also reflect the deduction of fund investment advisory fees and other expenses. These advisory fees and other expenses will vary depending on which funding vehicle is chosen but are assumed for purposes of these illustrations to be equivalent to an annual effective rate of 0.71% of the daily net asset value of the Variable Account, an arithmetic average of the funds' expenses.

Assuming current charges for administration and mortality and expense risks, gross annual rates of 0%, 6%, and 12% correspond to net experience at constant annual rates of:

       -   -1.66%, 4.34%, and 10.34% during the first ten policy years, and

       - constant annual rates of -1.16%, 4.84%, and 10.84% during policy years 11-15, and

       -   constant annual rates of -0.86%, 5.14%, and 11.14% thereafter.

Assuming guaranteed charges for administration and mortality and expense risks, gross annual rates of 0%, 6% and 12% correspond to net experience at constant annual rates of

       -   -1.91%, 4.09%, and 10.09% in all policy years.

The illustrations also reflect the fact that we make monthly charges for providing insurance protection. Current values reflect current Cost of Insurance charges and guaranteed values reflect the maximum Cost of Insurance charges guaranteed in the Policy. The values shown for the single, 45 year-old insured are for Policies that are issued as guaranteed issue with a Death Benefit Option B, representing the typical situation. Medically underwritten Policies issued on a standard or substandard basis, or with a different Death Benefit Option, would result in different accumulation values and death benefits than those illustrated. The values shown for Policies with the joint and survivorship benefit are on a medically underwritten, standard basis because that is the typical situation for these Policies. If they were issued on a guaranteed issue or substandard basis, accumulation values and death benefits would be different.

The illustrations also reflect the fact that we deduct a premium charge from each premium payment. Current and guaranteed values reflect a deduction of:

       -   6.5% of each premium payment, plus

       -   40% of the first policy year's premium payments up to target premium.

The surrender values shown in the illustrations reflect the fact that we:

       - refund a portion of the sales charge for any Policy surrendered in the first two policy years;

       - deduct an $8 monthly administrative charge at the beginning of each policy month, and

       -   deduct an initial $250 policy issue charge.

Upon request, we will furnish a comparable illustration based on the proposed Insured's age, gender classification, smoking classification, risk classification and premium payment requested.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    NONSMOKER    ISSUE AGE 45
                                  $4,935 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  GUIDELINE TEST -- CURRENT CHARGES

                                   DEATH BENEFIT                  TOTAL ACCUMULATION VALUE                  SURRENDER VALUE
                            ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
                         GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
                           NET         NET          NET         NET         NET          NET         NET         NET          NET
                          -1.66%      4.34%       10.34%       -1.66%      4.34%       10.34%       -1.66%      4.34%       10.34%
                                   IN YEARS 1-10                        IN YEARS 1-10                        IN YEARS 1-10
                           NET         NET          NET         NET         NET          NET         NET         NET          NET
           PREMIUMS       -1.16%      4.84%       10.84%       -1.16%      4.84%       10.84%       -1.16%      4.84%       10.84%
          ACCUMULATED             IN YEARS 11-15                       IN YEARS 11-15                       IN YEARS 11-15
END OF        AT           NET         NET          NET         NET         NET          NET         NET         NET          NET
POLICY    5% INTEREST     -0.86%      5.14%       11.14%       -0.86%      5.14%       11.14%       -0.86%      5.14%       11.14%
 YEAR      PER YEAR         IN YEARS 16 AND THEREAFTER           IN YEARS 16 AND THEREAFTER           IN YEARS 16 AND THEREAFTER
------    -----------    ---------------------------------    ---------------------------------    ---------------------------------
   1          4,935      500,000     500,000      500,000       1,689       1,811        1,933       3,811       3,933        4,055
   2         10,117      500,000     500,000      500,000       5,407       5,887        6,382       6,542       7,022        7,517
   3         15,558      500,000     500,000      500,000       8,934      10,007       11,156       8,934      10,007       11,156
   4         21,270      500,000     500,000      500,000      12,268      14,166       16,280      12,265      14,166       16,280
   5         27,269      500,000     500,000      500,000      15,426      18,390       21,818      15,426      18,390       21,818

   6         33,567      500,000     500,000      500,000      18,432      22,694       27,828      18,432      22,694       27,828
   7         40,181      500,000     500,000      500,000      21,287      27,086       34,362      21,287      27,086       34,362
   8         47,125      500,000     500,000      500,000      24,005      31,581       41,492      24,005      31,581       41,492
   9         54,416      500,000     500,000      500,000      26,590      36,188       49,283      26,590      36,188       49,283
  10         62,072      500,000     500,000      500,000      29,035      40,904       57,802      29,035      40,904       57,802

  15        106,490      500,000     500,000      500,000      38,986      66,650      115,762      38,986      66,650      115,762
  20        163,180      500,000     500,000      500,000      40,698      92,456      209,580      40,698      92,456      209,580
  25        235,533      500,000     500,000      500,000      27,096     111,860      365,535      27,096     111,860      365,535
  30        327,876            0     500,000      672,992           0     118,072      640,945           0     118,072      640,945

                                  If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current Cost of Insurance rates are assumed. Current mortality and expense risk charges, administrative fees and premium charges are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of current mortality and expense risk charges and administrative expense charges and (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    NONSMOKER    ISSUE AGE 45
                                  $4,935 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  GUIDELINE TEST -- GUARANTEED CHARGES

                              DEATH BENEFIT              TOTAL ACCUMULATION VALUE            SURRENDER VALUE
                       ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
                      GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
                        NET       NET        NET        NET       NET        NET        NET       NET        NET
                       -1.91%    4.09%      10.09%     -1.91%    4.09%      10.09%     -1.91%    4.09%      10.09%
                              IN YEARS 1-10                   IN YEARS 1-10                   IN YEARS 1-10
                        NET       NET        NET        NET       NET        NET        NET       NET        NET
          PREMIUMS     -1.91%    4.09%      10.09%     -1.91%    4.09%      10.09%     -1.91%    4.09%      10.09%
         ACCUMULATED          IN YEARS 11-15                  IN YEARS 11-15                  IN YEARS 11-15
END OF       AT         NET       NET        NET        NET       NET        NET        NET       NET        NET
POLICY   5% INTEREST   -1.91%    4.09%      10.09%     -1.91%    4.09%      10.09%     -1.91%    4.09%      10.09%
 YEAR     PER YEAR      IN YEARS 16 AND THEREAFTER      IN YEARS 16 AND THEREAFTER      IN YEARS 16 AND THEREAFTER
-------  -----------  ------------------------------  ------------------------------  ------------------------------
   1         4,935    500,000   500,000     500,000     1,684     1,806       1,928     3,806     3,928       4,050
   2        10,117    500,000   500,000     500,000     4,364     4,810       5,273     5,499     5,946       6,408
   3        15,558    500,000   500,000     500,000     6,871     7,813       8,829     6,871     7,813       8,829
   4        21,270    500,000   500,000     500,000     9,188    10,796      12,599     9,188    10,796      12,599
   5        27,269    500,000   500,000     500,000    11,316    13,754      16,603    11,316    13,754      16,603

   6        33,567    500,000   500,000     500,000    13,244    16,674      20,853    13,244    16,674      20,853
   7        40,181    500,000   500,000     500,000    14,943    19,521      25,344    14,943    19,521      25,344
   8        47,125    500,000   500,000     500,000    16,393    22,270      30,080    16,393    22,270      30,080
   9        54,416    500,000   500,000     500,000    17,565    24,885      35,057    17,565    24,885      35,057
  10        62,072    500,000   500,000     500,000    18,427    27,324      40,270    18,427    27,324      40,270

  15       106,490    500,000   500,000     500,000    17,315    35,702      70,129    17,315    35,702      70,129
  20       163,180    500,000   500,000     500,000     3,268    32,226     106,201     3,268    32,226     106,201
  25       235,533          0   500,000     500,000         0     1,597     145,504         0     1,597     145,504
  30       327,876          0         0     500,000         0         0     182,165         0         0     182,165

                                  If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed Cost of Insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium charges are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense and mortality and expense risk charges and (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    NONSMOKER    ISSUE AGE 45
                                  $4,935 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  CASH VALUE TEST -- CURRENT CHARGES

                                   DEATH BENEFIT                  TOTAL ACCUMULATION VALUE                  SURRENDER VALUE
                            ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
                         GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
                           NET         NET          NET         NET         NET          NET         NET         NET          NET
                          -1.66%      4.34%       10.34%       -1.66%      4.34%       10.34%       -1.66%      4.34%       10.34%
                                   IN YEARS 1-10                        IN YEARS 1-10                        IN YEARS 1-10
                           NET         NET          NET         NET         NET          NET         NET         NET          NET
           PREMIUMS       -1.16%      4.84%       10.84%       -1.16%      4.84%       10.84%       -1.16%      4.84%       10.84%
          ACCUMULATED             IN YEARS 11-15                       IN YEARS 11-15                       IN YEARS 11-15
END OF        AT           NET         NET          NET         NET         NET          NET         NET         NET          NET
POLICY    5% INTEREST     -0.86%      5.14%       11.14%       -0.86%      5.14%       11.14%       -0.86%      5.14%       11.14%
 YEAR      PER YEAR         IN YEARS 16 AND THEREAFTER           IN YEARS 16 AND THEREAFTER           IN YEARS 16 AND THEREAFTER
------    -----------    ---------------------------------    ---------------------------------    ---------------------------------
   1          4,935      500,000     500,000      500,000       1,689       1,811        1,933       3,811       3,933        4,055
   2         10,117      500,000     500,000      500,000       5,407       5,887        6,382       6,542       7,022        7,517
   3         15,558      500,000     500,000      500,000       8,934      10,007       11,156       8,934      10,007       11,156
   4         21,270      500,000     500,000      500,000      12,268      14,166       16,280      12,265      14,166       16,280
   5         27,269      500,000     500,000      500,000      15,426      18,390       21,818      15,426      18,390       21,818

   6         33,567      500,000     500,000      500,000      18,432      22,694       27,828      18,432      22,694       27,828
   7         40,181      500,000     500,000      500,000      21,287      27,086       34,362      21,287      27,086       34,362
   8         47,125      500,000     500,000      500,000      24,005      31,581       41,492      24,005      31,581       41,492
   9         54,416      500,000     500,000      500,000      26,590      36,188       49,283      26,590      36,188       49,283
  10         62,072      500,000     500,000      500,000      29,035      40,904       57,802      29,035      40,904       57,802

  15        106,490      500,000     500,000      500,000      38,986      66,650      115,762      38,986      66,650      115,762
  20        163,180      500,000     500,000      500,000      40,698      92,456      209,580      40,698      92,456      209,580
  25        235,533      500,000     500,000      500,000      27,096     111,860      364,203      27,096     111,860      364,203
  30        327,876            0     500,000      500,000           0     118,072      611,425           0     118,072      611,425

                                  If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current Cost of Insurance rates are assumed. Current mortality and expense risk charges, administrative fees and premium charges are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of current administrative expense charges and mortality and expense risk charges and (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    NONSMOKER    ISSUE AGE 45
                                  $4,935 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  CASH VALUE TEST -- GUARANTEED CHARGES

                                   DEATH BENEFIT                  TOTAL ACCUMULATION VALUE                  SURRENDER VALUE
                            ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
                         GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
                           NET         NET          NET         NET         NET          NET         NET         NET          NET
                          -1.91%      4.09%       10.09%       -1.91%      4.09%       10.09%       -1.91%      4.09%       10.09%
                                   IN YEARS 1-10                        IN YEARS 1-10                        IN YEARS 1-10
                           NET         NET          NET         NET         NET          NET         NET         NET          NET
           PREMIUMS       -1.91%      4.09%       10.09%       -1.91%      4.09%       10.09%       -1.91%      4.09%       10.09%
          ACCUMULATED             IN YEARS 11-15                       IN YEARS 11-15                       IN YEARS 11-15
END OF        AT           NET         NET          NET         NET         NET          NET         NET         NET          NET
POLICY    5% INTEREST     -1.91%      4.09%       10.09%       -1.91%      4.09%       10.09%       -1.91%      4.09%       10.09%
 YEAR      PER YEAR         IN YEARS 16 AND THEREAFTER           IN YEARS 16 AND THEREAFTER           IN YEARS 16 AND THEREAFTER
------    -----------    ---------------------------------    ---------------------------------    ---------------------------------
   1          4,935      500,000     500,000      500,000       1,684       1,806        1,928       3,806       3,928        4,050
   2         10,117      500,000     500,000      500,000       4,364       4,810        5,273       5,499       5,946        6,408
   3         15,558      500,000     500,000      500,000       6,871       7,813        8,829       6,871       7,813        8,829
   4         21,270      500,000     500,000      500,000       9,188      10,796       12,599       9,188      10,796       12,599
   5         27,269      500,000     500,000      500,000      11,316      13,754       16,603      11,316      13,754       16,603

   6         33,567      500,000     500,000      500,000      13,244      16,674       20,853      13,244      16,674       20,853
   7         40,181      500,000     500,000      500,000      14,943      19,521       25,344      14,943      19,521       25,344
   8         47,125      500,000     500,000      500,000      16,393      22,270       30,080      16,393      22,270       30,080
   9         54,416      500,000     500,000      500,000      17,565      24,885       35,057      17,565      24,885       35,057
  10         62,072      500,000     500,000      500,000      18,427      27,324       40,270      18,427      27,324       40,270

  15        106,490      500,000     500,000      500,000      17,315      35,702       70,129      17,315      35,702       70,129
  20        163,180      500,000     500,000      500,000       3,268      32,226      106,201       3,268      32,226      106,201
  25        235,533            0     500,000      500,000           0       1,597      145,504           0       1,597      145,504
  30        327,876            0           0      500,000           0           0      182,165           0           0      182,165

                                  If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed Cost of Insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium charges are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense and mortality and expense risk charges and (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    UNISMOKER*    ISSUE AGE 45
                                  (*BLENDED SMOKER/NONSMOKER RATES)
                                  $5,254 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  GUIDELINE TEST -- CURRENT CHARGES

                                   DEATH BENEFIT                  TOTAL ACCUMULATION VALUE                  SURRENDER VALUE
                            ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
                         GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
                           NET         NET          NET         NET         NET          NET         NET         NET          NET
                          -1.66%      4.34%       10.34%       -1.66%      4.34%       10.34%       -1.66%      4.34%       10.34%
                                   IN YEARS 1-10                        IN YEARS 1-10                        IN YEARS 1-10
                           NET         NET          NET         NET         NET          NET         NET         NET          NET
           PREMIUMS       -1.16%      4.84%       10.84%       -1.16%      4.84%       10.84%       -1.16%      4.84%       10.84%
          ACCUMULATED             IN YEARS 11-15                       IN YEARS 11-15                       IN YEARS 11-15
END OF        AT           NET         NET          NET         NET         NET          NET         NET         NET          NET
POLICY    5% INTEREST     -0.86%      5.14%       11.14%       -0.86%      5.14%       11.14%       -0.86%      5.14%       11.14%
 YEAR      PER YEAR         IN YEARS 16 AND THEREAFTER           IN YEARS 16 AND THEREAFTER           IN YEARS 16 AND THEREAFTER
------    -----------    ---------------------------------    ---------------------------------    ---------------------------------
   1          5,254      500,000     500,000      500,000       1,780       1,910        2,040       4,039       4,169        4,299
   2         10,771      500,000     500,000      500,000       5,689       6,197        6,721       6,897       7,405        7,930
   3         16,563      500,000     500,000      500,000       9,368      10,501       11,715       9,368      10,501       11,715
   4         22,645      500,000     500,000      500,000      12,825      14,829       17,058      12,825      14,829       17,058
   5         29,032      500,000     500,000      500,000      16,084      19,201       22,809      16,084      19,201       22,809

   6         35,737      500,000     500,000      500,000      19,162      23,637       29,031      19,162      23,637       29,031
   7         42,778      500,000     500,000      500,000      22,069      28,147       35,782      22,069      28,147       35,782
   8         50,171      500,000     500,000      500,000      24,816      32,745       43,132      24,816      32,745       43,132
   9         57,934      500,000     500,000      500,000      27,415      37,446       51,155      27,415      37,446       51,155
  10         66,084      500,000     500,000      500,000      29,861      42,249       59,920      29,861      42,249       59,920

  15        113,374      500,000     500,000      500,000      39,460      68,170      119,363      39,460      68,170      119,363
  20        173,729      500,000     500,000      500,000      39,860      93,334      215,345      39,860      93,334      215,345
  25        250,758      500,000     500,000      500,000      23,936     111,121      375,834      23,936     111,121      375,834
  30        349,070            0     500,000      693,169           0     114,861      660,161           0     114,861      660,161

                                  If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current Cost of Insurance rates are assumed. Current mortality and expense risk charges, administrative fees and premium charges are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of current administrative expense charges and mortality and expense risk charges and (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    UNISMOKER*    ISSUE AGE 45
                                  (*BLENDED SMOKER/NONSMOKER RATES)
                                  $5,254 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  GUIDELINE TEST -- GUARANTEED CHARGES

                                   DEATH BENEFIT                  TOTAL ACCUMULATION VALUE                  SURRENDER VALUE
                            ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
                         GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
                           NET         NET          NET         NET         NET          NET         NET         NET          NET
                          -1.91%      4.09%       10.09%       -1.91%      4.09%       10.09%       -1.91%      4.09%       10.09%
                                   IN YEARS 1-10                        IN YEARS 1-10                        IN YEARS 1-10
                           NET         NET          NET         NET         NET          NET         NET         NET          NET
           PREMIUMS       -1.91%      4.09%       10.09%       -1.91%      4.09%       10.09%       -1.91%      4.09%       10.09%
          ACCUMULATED             IN YEARS 11-15                       IN YEARS 11-15                       IN YEARS 11-15
END OF        AT           NET         NET          NET         NET         NET          NET         NET         NET          NET
POLICY    5% INTEREST     -1.91%      4.09%       10.09%       -1.91%      4.09%       10.09%       -1.91%      4.09%       10.09%
 YEAR      PER YEAR         IN YEARS 16 AND THEREAFTER           IN YEARS 16 AND THEREAFTER           IN YEARS 16 AND THEREAFTER
------    -----------    ---------------------------------    ---------------------------------    ---------------------------------
   1          5,254      500,000     500,000      500,000       1,775       1,904        2,034       4,034       4,164        4,294
   2         10,771      500,000     500,000      500,000       4,164       4,623        5,100       5,372       5,831        6,308
   3         16,563      500,000     500,000      500,000       6,337       7,279        8,298       6,337       7,279        8,298
   4         22,645      500,000     500,000      500,000       8,295       9,868       11,641       8,295       9,868       11,641
   5         29,032      500,000     500,000      500,000      10,013      12,358       15,116      10,013      12,358       15,116

   6         35,737      500,000     500,000      500,000      11,481      14,732       18,726      11,481      14,732       18,726
   7         42,778      500,000     500,000      500,000      12,669      16,952       22,452      12,669      16,952       22,452
   8         50,171      500,000     500,000      500,000      13,554      18,983       26,283      13,554      18,983       26,283
   9         57,934      500,000     500,000      500,000      14,097      20,775       30,189      14,097      20,775       30,189
  10         66,084      500,000     500,000      500,000      14,264      22,279       34,145      14,264      22,279       34,145

  15        113,374      500,000     500,000      500,000       8,707      24,089       54,185       8,707      24,089       54,185
  20        173,729            0     500,000      500,000           0       9,995       71,380           0       9,995       71,380
  25        250,758            0           0      500,000           0           0       73,324           0           0       73,324
  30        349,070            0           0      500,000           0           0       30,008           0           0       30,008

                                  If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed Cost of Insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium charges are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense charges and mortality and expense risk charges and (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    UNISMOKER*    ISSUE AGE 45
                                  (*BLENDED SMOKER/NONSMOKER RATES)
                                  $5,254 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  CASH VALUE TEST -- CURRENT CHARGES

                                   DEATH BENEFIT                  TOTAL ACCUMULATION VALUE                  SURRENDER VALUE
                            ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
                         GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
                           NET         NET          NET         NET         NET          NET         NET         NET          NET
                          -1.66%      4.34%       10.34%       -1.66%      4.34%       10.34%       -1.66%      4.34%       10.34%
                                   IN YEARS 1-10                        IN YEARS 1-10                        IN YEARS 1-10
                           NET         NET          NET         NET         NET          NET         NET         NET          NET
           PREMIUMS       -1.16%      4.84%       10.84%       -1.16%      4.84%       10.84%       -1.16%      4.84%       10.84%
          ACCUMULATED             IN YEARS 11-15                       IN YEARS 11-15                       IN YEARS 11-15
END OF        AT           NET         NET          NET         NET         NET          NET         NET         NET          NET
POLICY    5% INTEREST     -0.86%      5.14%       11.14%       -0.86%      5.14%       11.14%       -0.86%      5.14%       11.14%
 YEAR      PER YEAR         IN YEARS 16 AND THEREAFTER           IN YEARS 16 AND THEREAFTER           IN YEARS 16 AND THEREAFTER
------    -----------    ---------------------------------    ---------------------------------    ---------------------------------
   1          5,254      500,000     500,000      500,000       1,780       1,910        2,040       4,039       4,169        4,299
   2         10,771      500,000     500,000      500,000       5,689       6,197        6,721       6,897       7,405        7,930
   3         16,563      500,000     500,000      500,000       9,368      10,501       11,715       9,368      10,501       11,715
   4         22,645      500,000     500,000      500,000      12,825      14,829       17,058      12,825      14,829       17,058
   5         29,032      500,000     500,000      500,000      16,084      19,201       22,809      16,084      19,201       22,809

   6         35,737      500,000     500,000      500,000      19,162      23,637       29,031      19,162      23,637       29,031
   7         42,778      500,000     500,000      500,000      22,069      28,147       35,782      22,069      28,147       35,782
   8         50,171      500,000     500,000      500,000      24,816      32,745       43,132      24,816      32,745       43,132
   9         57,934      500,000     500,000      500,000      27,415      37,446       51,155      27,415      37,446       51,155
  10         66,084      500,000     500,000      500,000      29,861      42,249       59,920      29,861      42,249       59,920

  15        113,374      500,000     500,000      500,000      39,460      68,170      119,363      39,460      68,170      119,363
  20        173,729      500,000     500,000      500,000      39,860      93,334      215,345      39,860      93,334      215,345
  25        250,758      500,000     500,000      500,000      23,936     111,121      374,138      23,936     111,121      374,138
  30        349,070            0     500,000      693,169           0     114,861      627,881           0     114,861      627,881

                                  If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current Cost of Insurance rates are assumed. Current mortality and expense risk charges, administrative fees and premium charges are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of current administrative expense charges and mortality and expense risk charges and (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    UNISMOKER*    ISSUE AGE 45
                                  (*BLENDED SMOKER/NONSMOKER RATES)
                                  $5,254 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  CASH VALUE TEST -- GUARANTEED CHARGES

                                   DEATH BENEFIT                  TOTAL ACCUMULATION VALUE                  SURRENDER VALUE
                            ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
                         GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
                           NET         NET          NET         NET         NET          NET         NET         NET          NET
                          -1.91%      4.09%       10.09%       -1.91%      4.09%       10.09%       -1.91%      4.09%       10.09%
                                   IN YEARS 1-10                        IN YEARS 1-10                        IN YEARS 1-10
                           NET         NET          NET         NET         NET          NET         NET         NET          NET
           PREMIUMS       -1.91%      4.09%       10.09%       -1.91%      4.09%       10.09%       -1.91%      4.09%       10.09%
          ACCUMULATED             IN YEARS 11-15                       IN YEARS 11-15                       IN YEARS 11-15
END OF        AT           NET         NET          NET         NET         NET          NET         NET         NET          NET
POLICY    5% INTEREST     -1.91%      4.09%       10.09%       -1.91%      4.09%       10.09%       -1.91%      4.09%       10.09%
 YEAR      PER YEAR         IN YEARS 16 AND THEREAFTER           IN YEARS 16 AND THEREAFTER           IN YEARS 16 AND THEREAFTER
------    -----------    ---------------------------------    ---------------------------------    ---------------------------------
   1          5,254      500,000     500,000      500,000       1,775       1,904        2,034       4,034       4,164        4,294
   2         10,771      500,000     500,000      500,000       4,164       4,623        5,100       5,372       5,831        6,308
   3         16,563      500,000     500,000      500,000       6,337       7,279        8,298       6,337       7,279        8,298
   4         22,645      500,000     500,000      500,000       8,295       9,868       11,641       8,295       9,868       11,641
   5         29,032      500,000     500,000      500,000      10,013      12,358       15,116      10,013      12,358       15,116

   6         35,737      500,000     500,000      500,000      11,481      14,732       18,726      11,481      14,732       18,726
   7         42,778      500,000     500,000      500,000      12,669      16,952       22,452      12,669      16,952       22,452
   8         50,171      500,000     500,000      500,000      13,554      18,983       26,283      13,554      18,983       26,283
   9         57,934      500,000     500,000      500,000      14,097      20,775       30,189      14,097      20,775       30,189
  10         66,084      500,000     500,000      500,000      14,264      22,279       34,145      14,264      22,279       34,145

  15        113,374      500,000     500,000      500,000       8,707      24,089       54,185       8,707      24,089       54,185
  20        173,729            0     500,000      500,000           0       9,995       71,380           0       9,995       71,380
  25        250,758            0           0      500,000           0           0       73,324           0           0       73,324
  30        349,070            0           0      500,000           0           0       30,008           0           0       30,008

                                  If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed Cost of Insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium charges are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense charges and mortality and expense risk charges and (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  WITH JOINT AND SURVIVORSHIP RIDER
                                  SEX-DISTINCT NONSMOKER ISSUE AGES 55 (MALE),
                                  52 (FEMALE)
                                  $548,000 ANNUAL PREMIUM FOR SEVEN YEARS
                                  FACE AMOUNT $20,000,000
                                  DEATH BENEFIT OPTION B
                                  GUIDELINE TEST -- GUARANTEED CHARGES

                                                   DEATH BENEFIT
                                                   (IN MILLIONS)                     TOTAL ACCUMULATION VALUE
                                            ANNUAL INVESTMENT RETURN OF            ANNUAL INVESTMENT RETURN OF
                                        GROSS 0%     GROSS 6%     GROSS 12%    GROSS 0%      GROSS 6%     GROSS 12%
                                          NET          NET           NET          NET          NET           NET
                                         -1.91%       4.09%        10.09%       -1.91%        4.09%        10.09%
                                                   IN YEARS 1-10                          IN YEARS 1-10
                                          NET          NET           NET          NET          NET           NET
                          PREMIUMS       -1.91%       4.09%        10.09%       -1.91%        4.09%        10.09%
                         ACCUMULATED              IN YEARS 11-15                          IN YEARS 11-15
        END OF               AT           NET          NET           NET          NET          NET           NET
        POLICY           5% INTEREST     -1.91%       4.09%        10.09%       -1.91%        4.09%        10.09%
         YEAR             PER YEAR          IN YEARS 16 AND THEREAFTER              IN YEARS 16 AND THEREAFTER
  -------------------    -----------    -----------------------------------    ------------------------------------
                  1         548,000          20             20     375,204       398,252       421,232     520,415
                  2       1,123,400          20             20     830,600       905,403       982,965     930,552
                  3       1,727,570          20             20    1,275,222    1,431,243     1,599,284    1,360,112
                  4       2,361,949          20             20    1,708,975    1,976,187     2,275,372    1,708,975
                  5       3,028,046          20             20    2,131,647    2,540,638     3,016,934    2,131,647
                  6       3,727,448          20             20    2,543,000    3,125,009     3,830,294    2,543,000
                  7       4,461,821          20             20    2,942,786    3,729,755     4,722,494    2,942,786
                  8       4,684,912          20             20    2,865,044    3,861,205     5,178,756    2,865,044
                  9       4,919,157          20             20    2,782,831    3,992,539     5,676,386    2,782,831
                 10       5,165,115          20             20    2,694,908    4,122,642     6,218,898    2,694,908
                 15       6,592,141          20             20    2,101,348    4,690,934     9,752,247    2,101,348
                 20       8,413,428          20             20     969,594     4,853,494    15,270,015     969,594
                 25      10,737,903          20     25.604,425           0     3,764,150    24,385,167           0
                 30      13,704,588           0     40.839,085           0             0    38,894,367           0


                                 SURRENDER VALUE
                           ANNUAL INVESTMENT RETURN OF
                       GROSS 0%      GROSS 6%     GROSS 12%
                          NET          NET           NET
                        -1.91%        4.09%        10.09%
                                  IN YEARS 1-10
                          NET          NET           NET
                        -1.91%        4.09%        10.09%
                                  IN YEARS 11-15
        END OF            NET          NET           NET
        POLICY          -1.91%        4.09%        10.09%
         YEAR               IN YEARS 16 AND THEREAFTER
  -------------------  ------------------------------------
                  1      543,394       566,373
                  2    1,005,355     1,082,917
                  3    1,516,133     1,684,174
                  4    1,976,187     2,275,372
                  5    2,540,638     3,016,934
                  6    3,125,009     3,830,294
                  7    3,729,755     4,722,494
                  8    3,861,205     5,178,756
                  9    3,992,539     5,676,386
                 10    4,122,642     6,218,898
                 15    4,690,934     9,752,247
                 20    4,853,494    15,270,015
                 25    3,764,150    24,385,167
                 30            0    38,894,367

                                  If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed Cost of Insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium charges are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense and mortality and expense risk charges and (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  WITH JOINT AND SURVIVORSHIP RIDER
                                  SEX-DISTINCT NONSMOKER ISSUE AGES 55 (MALE),
                                  52 (FEMALE)
                                  $548,000 ANNUAL PREMIUM FOR SEVEN YEARS
                                  FACE AMOUNT $20,000,000
                                  DEATH BENEFIT OPTION B
                                  CASH VALUE TEST -- GUARANTEED CHARGES

                                   DEATH BENEFIT
                                   (IN MILLIONS)                     TOTAL ACCUMULATION VALUE
                            ANNUAL INVESTMENT RETURN OF            ANNUAL INVESTMENT RETURN OF
                         GROSS 0%    GROSS 6%    GROSS 12%     GROSS 0%     GROSS 6%     GROSS 12%
                           NET         NET          NET           NET          NET          NET
                          -1.91%      4.09%        10.09%       -1.91%        4.09%        10.09%
                                   IN YEARS 1-10                          IN YEARS 1-10
                           NET         NET          NET           NET          NET          NET
           PREMIUMS       -1.91%      4.09%        10.09%       -1.91%        4.09%        10.09%
          ACCUMULATED              IN YEARS 11-15                         IN YEARS 11-15
END OF        AT           NET         NET          NET           NET          NET          NET
POLICY    5% INTEREST     -1.91%      4.09%        10.09%       -1.91%        4.09%        10.09%
 YEAR      PER YEAR          IN YEARS 16 AND THEREAFTER             IN YEARS 16 AND THEREAFTER
------    -----------    ----------------------------------    ------------------------------------
   1         548,000          20          20             20      375,204      398,252       421,232
   2       1,123,400          20          20             20      830,600      905,403       982,965
   3       1,727,570          20          20             20    1,275,222    1,431,243     1,599,284
   4       2,361,949          20          20             20    1,708,975    1,976,187     2,275,372
   5       3,028,046          20          20             20    2,131,647    2,540,638     3,016,934
   6       3,727,448          20          20             20    2,543,000    3,125,009     3,830,294
   7       4,461,821          20          20             20    2,942,786    3,729,755     4,722,494
   8       4,684,912          20          20             20    2,865,044    3,861,205     5,178,756
   9       4,919,157          20          20             20    2,782,831    3,992,539     5,676,386
  10       5,165,115          20          20             20    2,694,908    4,122,642     6,218,898
  15       6,592,141          20          20             20    2,101,348    4,690,934     9,752,247
  20       8,413,428          20          20     24.799,571      969,594    4,853,494    15,124,641
  25      10,737,903           0          20     32.775,221            0    3,764,150    22,840,193
  30      13,704,588           0           0     43.170,499            0            0    33,402,065


                  SURRENDER VALUE
            ANNUAL INVESTMENT RETURN OF
        GROSS 0%     GROSS 6%     GROSS 12%
           NET          NET          NET
         -1.91%        4.09%        10.09%
                   IN YEARS 1-10
           NET          NET          NET
         -1.91%        4.09%        10.09%
                   IN YEARS 11-15
END OF     NET          NET          NET
POLICY   -1.91%        4.09%        10.09%
 YEAR        IN YEARS 16 AND THEREAFTER
------  ------------------------------------
   1      520,415      543,394       566,373
   2      930,552    1,005,355     1,082,917
   3    1,360,112    1,516,133     1,684,174
   4    1,708,975    1,976,187     2,275,372
   5    2,131,647    2,540,638     3,016,934
   6    2,543,000    3,125,009     3,830,294
   7    2,942,786    3,729,755     4,722,494
   8    2,865,044    3,861,205     5,178,756
   9    2,782,831    3,992,539     5,676,386
  10    2,694,908    4,122,642     6,218,898
  15    2,101,348    4,690,934     9,752,247
  20      969,594    4,853,494    15,124,641
  25            0    3,764,150    22,840,193
  30            0            0    33,402,065

                                  If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed Cost of Insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium charges are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense and mortality and expense risk charges and (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

CONNECTICUT GENERAL LIFE INSURANCE COMPANY

                                                                    [CIGNA LOGO]
CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

HOME OFFICE LOCATION:                  MAILING ADDRESS:
900 COTTAGE GROVE ROAD                 CIGNA
BLOOMFIELD, CONNECTICUT                CORPORATE VARIABLE PRODUCTS SERVICE CENTER
                                       P.O. BOX 2975
                                       ROUTING H14A
                                       HARTFORD, CT 06104
                                       (860) 534-4100

--------------------------------------------------------------------------------
        THE CORPORATE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY II
--------------------------------------------------------------------------------

    This prospectus describes a flexible premium variable life insurance contract (the "Policy") offered by Connecticut General Life Insurance Company (the "Company", "we, us, our/ours"). The primary purpose of the Policy is to provide life insurance protection. It is not similar to, nor should it be compared to a systematic investment plan of a mutual fund.

    Policy values and, in some cases, the death benefit, vary with the investment performance of the funding options you, the purchaser, select. You assume certain risks by investing in these Policies, including the risk of losing money.

    Corporations and other sponsoring groups purchasing these Policies may use them in executive benefit plans or to finance certain deferred compensation plans and post-retirement benefit programs.

    Policy features include:

       - Life insurance on one life (individual) or two lives (joint and survivor - see page 24);

       -   Choice among three death benefit options (see page 16);

       -   Flexible premium payments (see page 18);

       -   Choice of life insurance qualification method (see page 17), and

       - Choice among the following mutual funds as underlying funding options (also see pages 12-15);

THE ALGER AMERICAN FUND                          JANUS ASPEN SERIES
Alger American Small Capitalization Portfolio    Balanced Portfolio
Alger American MidCap Growth Portfolio           Worldwide Growth Portfolio
Alger American Growth Portfolio
                                                 MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-
CIGNA VARIABLE PRODUCTS GROUP                    MFS Emerging Growth Series
CIGNA VP Money Market Fund                       MFS Total Return Series
CIGNA VP Investment Grade Bond Fund
CIGNA VP S&P 500 Index Fund                      NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
                                                 Partners Portfolio
DEUTSCHE ASSET MANAGEMENT VIT FUNDS
EAFE-Registered Trademark- Equity Index Fund     OCC ACCUMULATION TRUST
Small Cap Index Fund                             OCC Small Cap Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND        FRANKLIN TEMPLETON VARIABLE INSURANCE
VIP Equity-Income Portfolio                      PRODUCTS TRUST
VIP High Income Portfolio                        Templeton International Securities Fund Class 1

    The Policy's Fixed Account credits interest to Policy values held in that account. We guarantee the amounts in the Fixed Account and payment of certain interest. Page 21 contains additional information on the Fixed Account.

    It may not be in your best interest to replace existing insurance with this Policy. Please read this prospectus, and the underlying mutual funds' prospectuses, to understand the Policy.

                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
   SECURITIES OR DETERMINED THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A
                      CRIMINAL OFFENSE TO STATE OTHERWISE.

                         PROSPECTUS DATED: MAY 1, 2001

                 (This page has been left blank intentionally.)

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Technical Terms...........................................................   4
Highlights................................................................   5
  Initial Choices.........................................................   5
  Charges and Fees........................................................   6
  Reductions and Refunds..................................................   7
  Expense Data............................................................   8
The Company...............................................................  10
The Variable Account......................................................  10
  General.................................................................  10
  Substitution of Securities..............................................  11
  Voting Rights...........................................................  11
  Fund Participation Agreements...........................................  11
The Funds.................................................................  12
Death Benefit.............................................................  16
    Death Benefit Options.................................................  16
    Changes in Death Benefit Option.......................................  16
    Payment of Death Benefit..............................................  17
    Life Insurance Qualification Test.....................................  17
    Changes in Specified Amount...........................................  17
Premium Payments; Transfers...............................................  18
    Premium Payments......................................................  18
    Allocation of Net Premium Payments....................................  18
    Transfers.............................................................  19
Charges; Fees.............................................................  20
    Premium Charges.......................................................  20
    Policy Issue Fee......................................................  20
    Monthly Deductions....................................................  20
    Daily Deductions......................................................  21
    Administrative Fee....................................................  21
    Mortality and Expense Risk Charge.....................................  21
    Transaction Fee for Excess Transfers..................................  21
    Surrenders During First Three Policy Years -- Refund of Portion of
     Premium Charges......................................................  21
The Fixed Account.........................................................  21
Policy Values.............................................................  22
    Accumulation Value....................................................  22
    Variable Accumulation Unit Value......................................  22
    Surrender Value.......................................................  22
Surrenders................................................................  23
    Partial Surrenders....................................................  23

                                                                            PAGE
                                                                            ----
    Full Surrenders.......................................................  23
    Deferral of Payment and Transfers.....................................  23
Lapse and Reinstatement...................................................  23
    Lapse of a Policy.....................................................  23
    Reinstatement of a Lapsed Policy......................................  23
Policy Loans..............................................................  23
Settlement Options........................................................  23
Additional Insurance Benefit..............................................  24
Joint and Survivorship Benefit............................................  24
Other Policy Provisions...................................................  25
    Issuance..............................................................  25
    Short-Term Right to Cancel the Policy.................................  25
    Policy Owner and Beneficiary..........................................  25
    Changes of Policy Owner or Beneficiary................................  25
    Right to Exchange for a Fixed Benefit Policy..........................  26
    Incontestability......................................................  26
    Misstatement of Age...................................................  26
    Suicide...............................................................  26
    Nonparticipating Policies.............................................  26
Additional Information....................................................  26
    Tax Matters...........................................................  26
    Taxation of the Policies..............................................  27
    Taxation of the Company...............................................  28
    Partial Surrenders....................................................  29
    Policy Loans..........................................................  29
    Directors and Officers of the Company.................................  30
    Distribution of Policies..............................................  31
    Changes of Investment Policy..........................................  31
    Other Contracts Issued by the Company.................................  31
    State Regulation......................................................  32
    Reports to Policy Owners..............................................  32
    Advertising...........................................................  32
    Legal Proceedings.....................................................  32
    Experts...............................................................  33
    Registration Statement................................................  34
    Financial Statements..................................................  34
Appendix 1................................................................  94
    Illustration of Accumulation Values, Surrender Values, and Death
     Benefits.............................................................  94

TECHNICAL TERMS

ACCUMULATION UNIT: A unit of measure used to calculate the value of a sub-account.

ACCUMULATION VALUE: The sum of your interest in the Fixed Account value (see page 21), your interest in the Variable Account value (see page 10) and the loan account value.

CORRIDOR DEATH BENEFIT: The death benefit calculated as a percentage of the accumulation value, rather than by reference to the specified amount, to satisfy the Internal Revenue Service definition of "life insurance".

GRACE PERIOD: The 61-day period following a monthly anniversary day on which a Policy's net accumulation value is insufficient to cover the current monthly deduction. We will send a notice at least 31 days before the end of the grace period that the Policy will lapse without value unless we receive a sufficient payment (described in the notification letter).

MONTHLY ANNIVERSARY DAY: The day of the month, as shown in the Policy Specifications, when we make the monthly deduction; or, if that day is not a valuation day or is nonexistent for that month, the next valuation day.

NET ACCUMULATION VALUE: The accumulation value less the loan account value.

SPECIFIED AMOUNT: The amount you choose which is used in determination of the death benefit and which you may increase or decrease as described in this prospectus. We exclude the additional insurance benefit from the specified amount when calculating charges and fees for the Policy and when calculating the guideline annual premium and the target premium.

TARGET PREMIUM: The amount of premium on which we pay full commissions and deduct a higher premium charge. This amount is specified on the Policy Specifications page and varies based on the Insured's issue age, sex and specified amount and, if applicable, underwriting class. The premium charge applied to the premiums paid in the first ten policy years is higher on premium paid up to target premium and lower on premium paid above target premium.

VALUATION DAY: Every day on which accumulation units are valued. This will include any day on which the New York Stock Exchange is open, but not any day on which trading on the Exchange is restricted, or on which an emergency exists, as determined by the Securities and Exchange Commission, so that valuation or disposal of securities is not practicable.

VALUATION PERIOD: The period of time beginning on the day following a valuation day and ending on the next valuation day. A valuation period may be more than one day in length.

HIGHLIGHTS

                    This section is an overview of key Policy features. Regulations in your state may vary the provisions of your own Policy.
INITIAL CHOICES
TO BE MADE
                    When purchasing a Policy, you have four important choices to make:

                    1) Selecting one of the three death benefit options;
                    2) Selecting the amount of premium payments to make;
                    3) Selecting how net premium payments will be allocated
                       among the available funding options, and
                    4) Selecting the life insurance qualification method to be used. (See page 17.)
LEVEL OR VARYING
DEATH BENEFIT
                    The death benefit is the amount we pay to the beneficiary(ies) when the Insured dies. Before we pay the death benefit, we subtract any outstanding loan account balances or outstanding amounts due. We calculate the death benefit payable as of the date on which the Insured died.

                    When you purchase your Policy, you must choose one of three death benefit options:

                    1) Option A -- a varying death benefit equal to the greater of:
                        a) the specified amount plus the accumulation value; or
                        b) the corridor death benefit.

                    2) Option B -- a level death benefit equal to the greater
                       of:
                        a) the specified amount, or
                        b) the corridor death benefit.

                    3) Option C -- a "return of premium" death benefit equal to the greater of:
                        a) the specified amount plus the sum of the premiums
                           paid; or
                        b) the corridor death benefit.
AMOUNT OF
PREMIUM PAYMENT
                    When you apply for your Policy, you must decide how much premium to pay. You may change premium payments within the limits described on page 18. However, your Policy might lapse if you don't pay enough premium to maintain a positive net accumulation value. If your Policy lapses because your monthly deduction is larger than the net accumulation value, you may reinstate your Policy. (See page 23.)
SELECTION OF
FUNDING
VEHICLE(S)
                    You must choose the fund(s) in which you want to place your net premium payment(s). For each fund, we maintain a separate sub-account which invests in shares of that fund. These fund sub-accounts make up the Variable Account (see page 10). A variable sub-account is not guaranteed and will increase or decrease in value according to the particular fund's investment performance. (See pages 21 and 22.) You may also choose to place part or all of your net premium payment(s) into the Fixed Account.

                    Your initial premium payment will be deposited in the CIGNA Variable Products Group's Money Market Fund during the Right-to-Examine Period as described in "Short-Term Right to Cancel the Policy". (See page 25.)

CHARGES AND FEES

------------------------------------------------------------------------------------------------------
DEDUCTIONS FROM PREMIUM PAYMENTS       6.5% for sales expenses, premium tax and other tax liabilities
                                       In addition,

                                       -    45% from each premium payment, up to the target premium,
                                            in the first policy year

                                       -    12% from each premium payment, up to the target premium,
                                            in policy years 2-10

                                       For increases in specified amount, other than through a change in the death benefit option, we deduct an additional 25% of the premium payment(s) attributable to the increase in specified amount up to the increase in target premium, during the first
                                       12 months after the increase.
------------------------------------------------------------------------------------------------------
ADMINISTRATIVE EXPENSE CHARGES         $175 at issue
                                       $8 monthly

                                       We deduct daily charges from the Policy values in policy years
                                       1-15. The current annual rate is .10% of the Policy values.
------------------------------------------------------------------------------------------------------
MORTALITY AND                          We deduct daily charges from the Policy values. The current
EXPENSE RISK CHARGES                   annual rate is:

                                       -    .55% of the Policy values during policy years 1-15
                                       -    .15% of the Policy values thereafter
------------------------------------------------------------------------------------------------------
INSURANCE CHARGES                      Monthly charges, varying for each Insured, for:

                                       -    Cost of Insurance
                                       -    Cost of any additional insurance benefit
                                       -    Cost of any riders
------------------------------------------------------------------------------------------------------

MUTUAL FUND MANAGEMENT FEES, CHARGES   Each fund has its own management fee that is deducted daily.
AND EXPENSES                           Each fund also incurs other operational expenses. The table on pages 8-9 shows current expense levels for each fund as of
                                       December 31, 2000. Each fund's investment results will be
                                       affected by its expense level and by any fee waivers or
                                       reductions in effect for limited periods of time.
------------------------------------------------------------------------------------------------------
LOAN INTEREST CHARGE                   Interest on loans accrues at an annual rate of 5%. It is
                                       payable and deducted once a year, in arrears, on each policy anniversary. The current net interest spread (the amount by which interest charged on loans exceeds interest credited to the loan account) is:

                                       -    .65% per year in the first policy year,
                                       -    .55% per year in policy years 2-15, and
                                       -    .05% per year thereafter
------------------------------------------------------------------------------------------------------

ADDITIONAL CHARGES AND FEES            $25 for a partial surrender
                                       $25 for fund transfers in excess of 4 per policy year
------------------------------------------------------------------------------------------------------

These charges and fees are explained more fully in the "Charges; Fees" section beginning on page 20 and in the "Expense Data" section on pages 8-9.

REDUCTIONS AND REFUNDS

------------------------------------------------------------------------------------------------------
REDUCTION OF                           Corporations or other groups or sponsoring organizations may
CHARGES                                buy Policies on a case basis. We may reduce premium charges or any other charges where we expect that the amount or nature of the case will result in savings of sales, underwriting,
                                       administrative or other costs. Eligibility for and the amount of reduction will be determined by a number of factors,
                                       including:

                                       -    Number of lives to be insured;
                                       -    Total premium(s) expected to be paid;
                                       -    Total assets you have under our management;
                                       -    The nature of the relationship among the insured
                                            individuals;
                                       -    The purpose for which the Policies are being purchased;
                                       -    Expected persistency of the Policies as a whole, and
                                       -    Any other circumstances we believe relevant to the
                                            expected reduction of our expenses.

                                       Some reductions may be guaranteed. Other reductions may be subject to withdrawal or modification by us on a uniform case basis. Reductions in charges will not be unfairly
                                       discriminatory to any policy owners.

-----------------------------------------------------------------------------------------------------------
REFUND OF PORTION OF PREMIUM CHARGES   Surrenders during the first three policy years will qualify for a refund of a portion of the premium charges.
                                       --------------------------------------------------------------------

                                       SURRENDER                       CREDIT
                                       DURING
                                       First Policy Year:              100% of all premium charges
                                                                       previously deducted in excess of
                                                                       3.5% of all premiums paid.
                                       --------------------------------------------------------------------
                                       Second Policy Year:             50% of all premium charges
                                                                       previously deducted in excess of
                                                                       3.5% of all premiums paid.
                                       --------------------------------------------------------------------
                                       Third Policy Year:              33% of all premium charges
                                                                       previously deducted in excess of
                                                                       3.5% of all premiums paid.
-----------------------------------------------------------------------------------------------------------

EXPENSE DATA

The purpose of the following table is to help purchasers and prospective purchasers understand the costs and expenses that they will bear, directly and indirectly, assuming that all net premium payments are allocated to the Variable Account. The table reflects expenses of the Variable Account as well as of the individual funds underlying the variable sub-accounts. The Mortality and Expense Risk charge shown is the currently charged rate during the first fifteen policy years. It currently declines to .15% per year in the sixteenth policy year. The Mortality and Expense Risk charge is guaranteed not to exceed .90% per year. The Administrative Expense charge shown is the currently charged rate during the first fifteen policy years. It is guaranteed not to exceed .30% per year. (Continued on Page 9.)

                                   FEE TABLE

                                ALGER AMERICAN FUNDS             CIGNA VARIABLE PRODUCTS
                           -------------------------------  ----------------------------------
                             SMALL     MIDCAP                MONEY     S&P 500     INVESTMENT
                              CAP      GROWTH     GROWTH    MARKET      INDEX        GRADE
                           PORTFOLIO  PORTFOLIO  PORTFOLIO   FUND       FUND       BOND FUND
                           ---------  ---------  ---------  -------    -------    ------------
SEPARATE ACCOUNT ANNUAL
 EXPENSES
Mortality and Expense
 Risk Charge.............    0.55       0.55       0.55        0.55       0.55          0.55
Administrative Expense
 Charge..................    0.10       0.10       0.10        0.10       0.10          0.10
                             ----       ----       ----     -------    -------      --------
TOTAL SEPARATE ACCOUNT
 ANNUAL EXPENSES.........    0.65       0.65       0.65        0.65       0.65          0.65
                             ====       ====       ====     =======    =======      ========
FUND PORTFOLIO ANNUAL
 OPERATING EXPENSES
Management Fees..........    0.85       0.80       0.75        0.35       0.25          0.50
Other Expenses...........    0.05       0.04       0.04        0.19       0.11          0.20
                             ----       ----       ----     -------    -------      --------
Total Gross Expenses.....    0.90       0.84       0.79        0.54       0.36          0.70
Waivers and
 Reimbursements..........     (--)       (--)       (--)      (0.04)     (0.11)        (0.20)
                             ----       ----       ----     -------    -------      --------
TOTAL NET FUND PORTFOLIO
 ANNUAL OPERATING
 EXPENSES................    0.90       0.84       0.79        0.50(1)    0.25(1)       0.50(1)
                             ====       ====       ====     =======    =======      ========

                                      DEUTSCHE ASSET
                                        MANAGEMENT
                                         VIT FUNDS                             FIDELITY VARIABLE
                           -------------------------------------            INSURANCE PRODUCTS FUND
                           EAFE-REGISTERED TRADEMARK-    SMALL     ------------------------------------------
                                     EQUITY               CAP       EQUITY-          HIGH         INVESTMENT
                                     INDEX               INDEX       INCOME         INCOME        GRADE BOND
                                      FUND               FUND      PORTFOLIO      PORTFOLIO      PORTFOLIO(3)
                           --------------------------  ---------   ----------     ----------     ------------
SEPARATE ACCOUNT ANNUAL
 EXPENSES
Mortality and Expense
 Risk Charge.............              0.55               0.55         0.55           0.55            0.55
Administrative Expense
 Charge..................              0.10               0.10         0.10           0.10            0.10
                                    -------             ------      -------         ------          ------
TOTAL SEPARATE ACCOUNT
 ANNUAL EXPENSES.........              0.65               0.65         0.65           0.65            0.65
                                    =======             ======      =======         ======          ======
FUND PORTFOLIO ANNUAL
 OPERATING EXPENSES
Management Fees..........              0.45               0.35         0.48           0.58            0.43
Other Expenses...........              0.47               0.34         0.08           0.10            0.11
                                    -------             ------      -------         ------          ------
Total Gross Expenses.....              0.92               0.69         0.56           0.68            0.54
Waivers and
 Reimbursements..........             (0.27)             (0.24)         (--)           (--)            (--)
                                    -------             ------      -------         ------          ------
TOTAL NET FUND PORTFOLIO
 ANNUAL OPERATING
 EXPENSES................              0.65               0.45         0.56(2)        0.68            0.54
                                    =======             ======      =======         ======          ======

------------------------------

(1) TimesSquare, the Fund's advisor, has contractually agreed to reimburse the VP Money Market, VP S&P 500 Index, and VP Investment Grade Bond Funds for any amount by which their annual expenses (including the advisory fee but excluding interest, taxes, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed 0.50%, 0.25%, and 0.50% respectively, of average daily net assets. The contractual agreement lasts until April 30, 2002 and thereafter to the extent described in the Funds' then current prospectus.

(2) Actual annual operating expenses were lower because a portion of the brokerage commissions that the fund pays was used to reduce fund expenses, and/or because through arrangements with the fund, or Fidelity
     Management & Research Company (the fund's adviser) on behalf of the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. See the fund's prospectus for details.

(3) As of May 1, 1999, the Fidelity VIP II Investment Grade Bond Portfolio was no longer available to accept new allocations of premium or receive transfers of existing funds from other sub-accounts.

The table does not reflect the monthly deductions for the cost of insurance and any riders, nor does it reflect the administrative expense monthly deduction of $8 or the $175 policy issue charge. It also does not reflect premium charges, administrative charges for transfers and partial surrenders, and any policy loan interest. The information set forth should be considered together with the information provided in the prospectus under the heading "Charges and Fees", and in each fund's prospectus. All expenses are expressed as a percentage of the average value of the fund's assets.

                             FEE TABLE (CONTINUED)

                                                                                                    NEUBERGER
                                                            MFS-REGISTERED TRADEMARK- VARIABLE        BERMAN
                                 JANUS ASPEN SERIES                   INSURANCE TRUST                ADVISERS
                              -------------------------     -----------------------------------     MANAGEMENT
                                                                                                      TRUST
                              WORLDWIDE                        EMERGING              TOTAL          ----------
                                GROWTH        BALANCED          GROWTH              RETURN           PARTNERS
                              PORTFOLIO      PORTFOLIO          SERIES              SERIES          PORTFOLIO
                              ----------     ----------     ---------------     ---------------     ----------
SEPARATE ACCOUNT ANNUAL
EXPENSES
Mortality and Expense
Risk Charge..............         0.55           0.55              0.55                0.55             0.55
Administrative Expense
Charge...................         0.10           0.10              0.10                0.10             0.10
                               -------        -------           -------             -------           ------
TOTAL SEPARATE ACCOUNT
ANNUAL EXPENSES..........         0.65           0.65              0.65                0.65             0.65
                               =======        =======           =======             =======           ======
FUND PORTFOLIO ANNUAL
OPERATING EXPENSES
Management Fees..........         0.65(4)        0.65(4)           0.75                0.75             0.82
Other Expenses...........         0.04           0.01              0.10                0.15             0.10
                               -------        -------           -------             -------           ------
Total Gross Expenses.....         0.69           0.66              0.85                0.90             0.92
Waivers and
Reimbursements...........          (--)           (--)              (--)                (--)             (--)
                               -------        -------           -------             -------           ------
TOTAL NET FUND PORTFOLIO
ANNUAL OPERATING
EXPENSES.................         0.69           0.66              0.85(5)             0.90(5)          0.92
                               =======        =======           =======             =======           ======

                                                                            FRANKLIN TEMPLETON
                                                                            VARIABLE INSURANCE
                                                                              PRODUCTS TRUST
                                                                            ------------------
                                      OCC ACCUMULATION TRUST                    TEMPLETON
                           --------------------------------------------       INTERNATIONAL
                              EQUITY          MANAGED        SMALL CAP       SECURITIES FUND
                           PORTFOLIO(6)     PORTFOLIO(6)     PORTFOLIO           CLASS 1
                           ------------     ------------     ----------     ------------------
SEPARATE ACCOUNT ANNUAL
EXPENSES
Mortality and Expense
Risk Charge..............        0.55             0.55           0.55               0.55
Administrative Expense
Charge...................        0.10             0.10           0.10               0.10
                              -------          -------        -------             ------
TOTAL SEPARATE ACCOUNT
ANNUAL EXPENSES..........        0.65             0.65           0.65               0.65
                              =======          =======        =======             ======
FUND PORTFOLIO ANNUAL
OPERATING EXPENSES
Management Fees..........        0.80             0.78           0.80               0.67
Other Expenses...........        0.15(7)          0.08(7)        0.10(7)            0.20
                              -------          -------        -------             ------
Total Gross Expenses.....        0.95             0.86           0.90               0.87
Waivers and
Reimbursements...........         (--)             (--)           (--)               (--)
                              -------          -------        -------             ------
TOTAL NET FUND PORTFOLIO
ANNUAL OPERATING
EXPENSES.................        0.95(8)          0.86(8)        0.90(8)            0.87
                              =======          =======        =======             ======

------------------------------

(4) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee.

(5) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series' with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Net Fund Portfolio Annual Operating Expenses would be 0.84% for the Emerging Growth Series and 0.89% for the Total Return Series.

(6) The OCC Trust Equity and Managed Portfolios were longer be available to accept new allocations of premium or receive transfers of existing funds from other sub-accounts on or after May 1, 2000.

(7) Other Expenses are shown gross of expense offsets afforded the Portfolios which effectively lowered overall custody expenses.

(8) Total Gross Portfolio Expenses for the Equity, Managed, and Small Cap Portfolios are contractually limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets.

THE COMPANY

                    The Company is a Connecticut life insurance company incorporated in 1865, located at 900 Cottage Grove Road, Hartford, Connecticut. Wholly owned by Connecticut General Corporation and, in turn, by CIGNA Holdings, Inc. and CIGNA Corporation, it is licensed to do business in all states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands.

                    The Company's Home Office mailing address is CIGNA, H14A, P.O. Box 2975, Hartford, Connecticut 06104. The telephone number is 860-534-4100.

THE VARIABLE
ACCOUNT

                    CG Corporate Insurance Variable Life Separate Account 02 ("Variable Account") is a "separate account" of the Company established pursuant to a February 23, 1996 resolution of our Board of Directors.

                    Under Connecticut law, the assets of the Variable Account attributable to the Policies, though our property, are not chargeable with liabilities of any other business of the Company and are available first to satisfy our obligations under the Policies. The Variable Account income, gains, and losses are credited to or charged against the Variable Account without regard to our other income, gains, or losses. We do not guarantee the Variable Account's values and investment performance. All distributions made by the funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value.

                    The Variable Account is divided into sub-accounts, each of which is invested solely in the shares of one of the funds. On each valuation day, net premium payments allocated to the Variable Account will be invested in fund shares at net asset value, and monies necessary to pay for deductions, charges, transfers and surrenders from the Variable Account are raised by selling shares of the funds at net asset value.

                    We hold shares of the Variable Account through an open account system, which makes the issuance and delivery of stock certificates unnecessary.

                    The Variable Account is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve Commission supervision of the Variable Account's or our management, investment practices, or policies.

                    We have other registered separate accounts which fund other variable life insurance policies and variable annuity contracts.

                    GENERAL

                    We can give you no assurance that the investment objective of any of the funds will be met. You will bear the complete investment risk for accumulation values allocated to a sub-account. Inherent investment risk varies significantly among the sub-accounts but is present in each. You should read each fund's prospectus carefully and understand the funds' relative degrees of risk before making or changing investment choices. We impose some terms and conditions limiting such choices.

                    SUBSTITUTION OF SECURITIES

                    If the shares of any fund should no longer be available to the Variable Account or if, in our judgment, further investment in such shares should become inappropriate in view of the investment objectives of the Policies, we may substitute shares of another fund. We will make no substitution of securities in any sub-account without prior approval of the Commission and under such requirements as it may impose.

                    VOTING RIGHTS

                    We will vote the shares of each fund held in the Variable Account at special meetings of the shareholders of the particular Trust. We will follow written instructions received from persons having the voting interest in the Variable Account. We will vote the shares for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions. The Trusts do not hold regular meetings of shareholders.

                    The number of shares which you have a right to vote will be determined as of a date chosen by the appropriate Trust but not more than sixty (60) days prior to the meeting of that Trust. We will solicit voting instructions by written communication at least fourteen (14) days prior to the meeting.

                    Each fund's shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through our separate accounts and the separate accounts of other life insurance companies and, in some cases, qualified plans. The Trusts' managements do not see any disadvantage to you arising out of the fact that shares may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products, and with both ours and other life insurance companies' separate accounts. Nevertheless, the Trusts' boards intend to monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, they should take in response. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices.

                    FUND PARTICIPATION AGREEMENTS

                    We have entered into agreements with the various Trusts and their advisers or distributors. Under these agreements, we make the funds available under the Policies and perform certain administrative services. In some cases, the advisers or distributors may compensate us for these services.

THE FUNDS
Each of the seventeen sub-accounts of the Variable Account currently offered under the Policies is invested solely in the shares of one of the seventeen funds now available as funding vehicles under the Policies. Each fund has a different investment objective. Each of the funds is a series of (Continued on Page 13.)

===========================================================================================
Trusts, Investment Advisers, and
Distributors                                   Funds Available under the Policies
-------------------------------------------------------------------------------------------
Alger American Fund ("Alger Trust")            Alger American Small Capitalization
Managed by:                                    Portfolio
  Fred Alger Management, Inc.                  Alger American MidCap Growth Portfolio
  1 World Trade Center, Suite 9333             Alger American Growth Portfolio
  New York, NY 10048
Distributed by:
  Fred Alger & Company, Incorporated
  30 Montgomery Street
  Jersey City, NJ 07302
-------------------------------------------------------------------------------------------
CIGNA Variable Products Group ("CIGNA Group")  CIGNA VP Money Market Fund
Managed by:                                    CIGNA VP Investment Grade Bond Fund
  TimesSquare Capital Management               CIGNA VP S&P 500 Index Fund
  900 Cottage Grove Road, S-210
  Hartford, CT 06152-2210
Distributed by:
  CIGNA Financial Services
  280 Trumbull Street
  Hartford, CT 06104
-------------------------------------------------------------------------------------------
Deutsche Asset Management VIT Funds            Deutsche VIT EAFE-Registered Trademark-
("Deutsche VIT")                               Equity Index Fund
Managed by:                                    Deutsche VIT Small Cap Index Fund
  Deutsche Asset Management, Inc.
  130 Liberty Street
  New York, NY 10006
Distributed by:
  Provident Distributors, Inc.
  4400 Four Falls Corporate Center
  West Conshohocken, PA 19428
-------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund      Fidelity VIP Equity-Income Portfolio
("Fidelity VIP")                               Fidelity VIP High Income Portfolio
Managed by:
  Fidelity Management & Research Company
  82 Devonshire Street
  Boston, MA 02109
Distributed by:
  Fidelity Distributors Corporation
  82 Devonshire Street
  Boston, MA 02109
-------------------------------------------------------------------------------------------

one of nine entities, all Massachusetts or Delaware business trusts. Each such entity is registered as a series of an open-end management investment company under the 1940 Act. These entities are collectively referred to in this prospectus as the "Trusts".

--------------------------------------------------------------------------------
             Brief Description of Each Fund's Investment Objective
--------------------------------------------------------------------------------
(SMALL CAP STOCKS) Seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

(MID CAP STOCKS) Seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

(LARGE CAP STOCKS) Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.
--------------------------------------------------------------------------------

(MONEY MARKET) Seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in short-term money market instruments.

(INVESTMENT GRADE BONDS) Seeks as high a level of current income as is consistent with reasonable concern for safety of principal by investing primarily in a broad range of investment grade fixed income securities.

(LARGE CAP STOCKS) Seeks to achieve its objective of long-term growth of capital by attempting to replicate the composition and total return, reduced by fund expenses, of the Standard and Poor's 500 Composite Stock Price Index.
--------------------------------------------------------------------------------
(INTERNATIONAL STOCKS) Seeks to replicate as closely as possible (before deduction of fund expenses) the total return of the MSCI Europe, Australasia, Far East ("EAFE-Registered Trademark-") Index.

(SMALL CAP STOCKS) Seeks to replicate as closely as possible (before deduction of fund expenses) the total return of the Russell 2000 Small Stock Index.
--------------------------------------------------------------------------------
(LARGE CAP STOCKS) Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's Composite Index of 500 Stocks.

(HIGH YIELD BONDS) Seeks high current income by investing at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower quality securities.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Trusts, Investment Advisers, and
Distributors                                      Funds Available under the Policies
-----------------------------------------------------------------------------------------------------
Janus Aspen Series ("Janus Aspen Series")         Janus Aspen Series Balanced Portfolio
Managed by:                                       Janus Aspen Series Worldwide Growth Portfolio
  Janus Capital Corporation
  100 Fillmore Street
  Denver, CO 80206-4923
Distributed by:
  Janus Distributors Inc.
  100 Fillmore Street
  Denver, CO 80206-4923
-----------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Variable Insurance      MFS Emerging Growth Series
Trust-SM- ("MFS Trust")                           MFS Total Return Series
Managed by:
  Massachusetts Financial Services Company
  500 Boylston Street
  Boston, MA 02116
Distributed by:
  MFS Fund Distributors, Inc.
  500 Boylston Street
  Boston, MA 02116
-----------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management              Neuberger Berman AMT Partners Portfolio
Trust ("AMT")
Managed by:
  Neuberger Berman Management, Inc.
  605 Third Avenue
  New York, NY 10158-0180
Distributed by:
  Neuberger Berman Management, Inc.
  605 Third Avenue
  New York, NY 10158-0180
-----------------------------------------------------------------------------------------------------
OCC Accumulation Trust ("OCC Trust")              OCC Small Cap Portfolio
Managed by:
  OpCap Advisors
  1345 Avenue of the Americas
  New York, NY 10105
Distributed by:
  OCC Distributors
  1345 Avenue of the Americas
  New York, NY 10105
-----------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products    Templeton International Securities Fund Class 1
Trust ("Templeton Trust")
Managed by:
  Templeton Investment Counsel, LLC
  Broward Financial Centre, Suite 2100
  Fort Lauderdale, FL 33394-3091
Distributed by:
  Franklin Templeton Distributors, Inc.
  777 Mariners Island Blvd.
  San Mateo, CA 94404
-----------------------------------------------------------------------------------------------------

The CIGNA VP Investment Grade Bond Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP High Income Portfolio, MFS Total Return Series, MFS Emerging Growth Series, Janus Aspen Series Worldwide Growth Portfolio, OCC Small Cap Portfolio, and (Continued on Page 15.)

--------------------------------------------------------------------------------
             Brief Description of Each Fund's Investment Objective
--------------------------------------------------------------------------------
(BALANCED) Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

(GLOBAL STOCKS) Seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers.

--------------------------------------------------------------------------------
(LARGE CAP STOCKS) Seeks long-term growth of capital by investing primarily in common stocks of companies management believes to be early in their life cycle but which have the potential to become major enterprises.

(BALANCED OR TOTAL RETURN) Seeks primarily to obtain above average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

--------------------------------------------------------------------------------
(MID TO LARGE CAP STOCKS) Seeks growth of capital by investing mainly in common stocks of mid- to large-capitalization companies whose stock prices are believed to be undervalued.

--------------------------------------------------------------------------------
(SMALL CAP STOCKS) Seeks capital appreciation through investments in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.

--------------------------------------------------------------------------------
(INTERNATIONAL STOCKS) Seeks long-term capital growth. Invests in stocks of companies located outside the United States, including emerging markets.

--------------------------------------------------------------------------------
Templeton International Securities Fund Class 1 portfolios may invest in non-investment grade, high yield, high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual fund prospectuses.

We may make additional funds available from time to time.

DEATH BENEFIT

                    DEATH BENEFIT OPTIONS

                    We offer three different death benefit options. The amount payable under each is determined as of the date of the Insured's death. In this prospectus, "the Insured's death" means, for a joint and survivor policy, the death of the second Insured to die. (See page 24.) Option B will be in effect unless you elected Option A or Option C in your application for the Policy or unless a change has been allowed:

                    - Option A -- the death benefit will be the greater of the specified amount (a minimum of $50,000 as of the date of this prospectus) plus the accumulation value, or the corridor death benefit.

                    Option A provides a varying death benefit which increases or decreases over time, depending on the amount of premium you pay and the investment performance of the funds you chose.

                    - Option B -- the death benefit will be the greater of the specified amount or corridor death benefit.

                    Option B provides a level death benefit unless the corridor death benefit exceeds the specified amount.

                    - Option C -- the death benefit will be the greater of the specified amount plus the premium payments you make, or the corridor death benefit.

                    Option C provides a death benefit which increases based on premium payments.

                    Under each option the amount payable upon death will be the death benefit, reduced by partial surrenders and by the amount necessary to repay any loans in full.

                    CHANGES IN DEATH BENEFIT OPTION

                    We will allow a death benefit option change upon your written request to the Corporate Variable Products Service Center in a form satisfactory to us, subject to the following conditions:

                    - The change will take effect on the monthly anniversary day following the date of receipt of the request.

                    - No change in the death benefit option may reduce the
                      specified amount below $50,000.

                    - For changes from Option B to Option A, the new specified amount will equal the death benefit less the accumulation value at the time of the change.

                    - For changes from Option B to Option C, the new specified amount will equal the death benefit less premiums paid at the time of the change.

                    - For changes from Option A to Option B, the new specified amount will equal the death benefit at the time of the change.

                    - For changes from Option A to Option C, the new specified amount will equal the death benefit less premiums paid at the time of the change.

                    - For changes from Option C to Option A, the new specified amount will equal the death benefit less the accumulation value at the time of the change.

                    - For changes from Option C to Option B, the new specified amount will equal the death benefit at the time of the change.

                    PAYMENT OF DEATH BENEFIT

                    We will compute the death benefit as of the date of the Insured's death. We will pay it in a lump sum within seven days after receipt at the Corporate Variable Products Service Center of due proof of the Insured's death (a certified copy of the death certificate(s)), unless you or the beneficiary have elected that all or a part of it be paid under one or more of any settlement options (see "Settlement Options") we may make available. We may delay payment of the death benefit if the Policy is being contested.

                    While the Insured is living, you may elect a settlement option, if available, for the beneficiary and deem it irrevocable by the beneficiary, or, you may revoke or change a prior election. The beneficiary may make or change an election within 90 days of the death of the Insured, unless you have made an irrevocable election.

                    If you assign the Policy as collateral security, we will pay any amount due the assignee in one lump sum. We will pay the beneficiary any excess death benefit due as elected.

                    LIFE INSURANCE QUALIFICATION TEST

                    A Policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under
                    Section 7702 of the Internal Revenue Code of 1986, as amended ("the Code"). At the time of purchase, you must choose a Policy which uses either the guideline premium test or the cash value accumulation test. Both methods require a life insurance policy to meet minimum ratios of life insurance coverage to accumulation value ("applicable percentages"). You cannot change the selection after the Policy's issue date.

                    The applicable percentages for the guideline premium test decrease over time and are

                    - 250% through attained age 40;

                    - 150% at attained age 55;

                    - 120% at attained age 65, and

                    - 101% at attained age 94 and above.

                    The guideline premium test also restricts the maximum premiums that you may pay into a life insurance policy for a specified death benefit.

                    The cash value accumulation test does not limit premiums which you may pay but has higher applicable percentages. Applicable percentages under the cash value accumulation test for non-smokers decrease over time from:

                    - 727% at attained age 20, to

                    - 378% at attained age 40, and to

                    - 101% at attained age 100.

                    See also "Tax Matters" at pages 26-29 of this prospectus.

                    CHANGES IN SPECIFIED AMOUNT

                    You may change the specified amount of a Policy by a written request to the Corporate Variable Products Service Center in a form satisfactory to us, subject to the following conditions:

                    - Satisfactory evidence of insurability and a supplemental application may be required to increase the specified amount.

                    - An increase in the specified amount, other than through a change in the death benefit option, will result in an additional 25% premium charge on premium payments attributable to the increase in specified amount up to the increase in target premium received during the 12 months following the increase.

                    - No decrease may reduce the specified amount to less than
                      $50,000, or below the minimum required to maintain the Policy's status as life insurance under the Code.

PREMIUM
PAYMENTS;
TRANSFERS

                    PREMIUM PAYMENTS

                    The Policies provide for flexible premium payments. You select the frequency and amount of premium payments. The initial premium payment is due on the issue date and is payable in advance. The minimum payment is the amount necessary to maintain a positive net accumulation value. We reserve the right to decline any application or premium payment.

                    After the initial premium payment, you must send all premium payments directly to the Corporate Variable Products Service Center. They will be deemed received when they are actually received there.

                    You may increase, decrease or change the frequency of premium payments.

                    PLANNED PREMIUMS are premium payments scheduled when a Policy is applied for.

                    ADDITIONAL PREMIUMS are any premium payments made ($500 minimum) in addition to planned premiums.

                    NET PREMIUM PAYMENTS are the balance of premium payments remaining after we deduct the premium charge.

                    PREMIUM INCREASES. At any time, you may increase planned premiums or pay additional premiums, but:

                    - We may request evidence of insurability if the additional premium or the new planned premium during the current policy year would increase the difference between the death benefit and the accumulation value. If we request satisfactory evidence of insurability and you do not provide it, we will refund the increase in premium without interest and without participation in any underlying funding options.

                    - The total of all premium payments may not exceed the then-current maximum premium limitations established by federal law for a policy to qualify as life insurance. If, at any time, a premium payment would result in total premium payments exceeding such maximum limitation, we will only accept that portion of the payment that will make total premiums equal to the maximum. We will return, or apply as otherwise agreed, any part of the premium payment in excess of that amount and no further premium payments will be accepted until allowed by the then-current maximum premium limitations prescribed by law.

                    - If there is any policy indebtedness, we will use any additional net premium payments first as a loan repayment. Any excess will be applied as an additional net premium payment.

                    ALLOCATION OF NET PREMIUM PAYMENTS

                    When you purchase a Policy, you must decide how to allocate net premium payments among the sub-accounts and the Fixed Account. For each sub-account, we convert the net premium payment into "accumulation units". The number of accumulation units credited to the Policy is determined by dividing the net premium payment allocated to the sub-account by the value of the accumulation unit for the sub-account. See "Policy Values -- Accumulation Value; Variable Accumulation Unit Value" at pages 21 and 22 of this prospectus.

                    During the Right-to-Examine Period, we will allocate the net premium payment to the CIGNA Variable Products Group's Money Market Fund of the Variable Account. Earnings will be credited from the later of the issue date or the date the premium payment was received. We will allocate the net premium payment directly to the sub-account(s) you selected after expiration of the Right-to-Examine Period as described under "Short-Term Right to Cancel the Policy" at page 25 of this prospectus.

                    Unless you direct us otherwise, we will allocate subsequent net premium payments on the same basis as the most recent previous net premium payment as of the next valuation period after each payment is received.

                    You may change the allocation for future net premium payments at any time free of charge, effective for premium payments made more than one week after we receive notice of the new allocation.

                    TRANSFERS

                    You may transfer values ($500 minimum) at any time from one sub-account to another. You may also transfer a portion of one or more sub-accounts to the Fixed Account within the 30 days prior to each policy anniversary. We allow transfers from the Fixed Account in the 30-day period following a policy anniversary. The transfers will be effective as of the next valuation day after your request is received by the Corporate Variable Products Service Center in good order. The cumulative amount of transfers from the Fixed Account within any such 30-day period cannot exceed 20% of the Fixed Account value on the most recent policy anniversary. If the Fixed Account value as of any policy anniversary is less than $5,000, however, this condition will not apply. We may further limit transfers from the Fixed Account at any time.

                    Subject to the above restrictions, you may make up to four transfers without charge in any policy year. Any value remaining in the Fixed Account or a sub-account after a transfer must be at least $500. You must make transfers in writing unless we have previously approved other arrangements. A $25 charge will be imposed for the fifth and succeeding transfers in any policy year.

                    Overly frequent transfers or an attempt to engage in "market timing" may increase the likelihood that transactions are made at an inopportune time. This could increase costs and may result in lower performance of the underlying funds and are, therefore, discouraged.

                    Any transfer among the funds or to the Fixed Account will result in the crediting and cancellation of accumulation units based on the accumulation unit values next determined after your written request is received at the Corporate Variable Products Service Center. The Corporate Variable Products Center must receive transfer requests by 4:00 p.m. Eastern Time in order for them to be effective that day. Any transfer you make that causes the remaining value of the accumulation units for a sub-account to be less than $500 will result in the remaining accumulation units being cancelled and their value reallocated proportionately among the other funding options you chose. You should carefully consider current market conditions and each fund's investment policies and related risks before you allocate money to the sub-accounts. See pages 12-15 of this prospectus.

                    We may, at our sole discretion, waive minimum balance requirements on the sub-accounts.

CHARGES;
FEES

                    PREMIUM CHARGES

                    We will make the following deductions for premium charges:

                    -  6.5% from every premium payment.

                    - An additional 45% on premium payments up to target premium in the first policy year.

                    - An additional 12% on premium payments up to target premium in policy years two through ten.

                    If the specified amount is increased, other than through a change in the death benefit option, during the twelve months following the increase we will deduct the following from that portion of the premium payment attributable to the increase in specified amount:

                    - An additional 25% on premium payments up to the increase in the target premium.

                    The premium charge represents state taxes and federal income tax liabilities and a portion of our sales expense.

                    There is no deferred sales charge.

                    POLICY ISSUE FEE

                    We deduct a one-time policy issue fee of $175 from the accumulation value for a portion of our administrative expenses.

                    MONTHLY DEDUCTIONS

                    We deduct $8 monthly from the net accumulation value for administrative expenses. This charge is for items such as premium billing and collection, policy value calculations, confirmations and periodic reports.

                    We also make a monthly deduction from the net accumulation value for the Cost of Insurance and any charges for supplemental riders. The Cost of Insurance compensates us for the anticipated cost of paying death benefits in excess of the accumulation value. It depends on the attained age, years since issue and risk class (in accordance with state law) of the insured and the current net amount at risk.

                    We determine the Cost of Insurance by subtracting the accumulation value at the previous monthly anniversary day from the death benefit at the previous monthly anniversary day, and multiplying the result (the net amount at risk) by the applicable Cost of Insurance rate as determined by the Company. We base the Policy's guaranteed maximum Cost of Insurance rates for standard risks, per $1,000 net amount at risk, on the 1980 Commissioners Standard Ordinary Mortality Tables, age nearest birthday.

                    We deduct these monthly charges proportionately from the value of each funding option. This is accomplished for the sub-accounts by canceling accumulation units and withdrawing the value of the cancelled accumulation units from each funding option in the same proportion as the respective values have to the net accumulation value. The monthly deductions are made on the monthly anniversary day.

                    DAILY DEDUCTIONS

                    -  ADMINISTRATIVE FEE

                    For administrative costs, we make a daily deduction from Variable Account and Fixed Account values. This deduction is currently equivalent to .10% per year during the first fifteen policy years. We guarantee it will not exceed .30% per year.

                    -  MORTALITY AND EXPENSE RISK CHARGE

                    For mortality and expense risks, we make a daily deduction from Variable Account and Fixed Account values. This deduction is currently equivalent to .55% per year during the first fifteen policy years and .15% thereafter. We guarantee it will not exceed .90% per year.

                    TRANSACTION FEE FOR EXCESS TRANSFERS

                    We charge a $25 transaction fee for each transfer between funding options in excess of four per policy year.

                    SURRENDERS DURING FIRST THREE POLICY YEARS -- REFUND OF PORTION OF PREMIUM CHARGES

                    If you surrender the Policy during the first 12 months after issue, we will pay you a credit equal to:

                    - 100% of all premium charges previously deducted in excess of 3.5% of all premiums paid.

                    If you surrender the Policy during months 13 through 24 after issue, we will pay you a credit equal to:

                    - 50% of all premium charges previously deducted in excess of 3.5% of all premiums paid.

                    If you surrender the Policy during months 25 through 36 after issue, we will pay you a credit equal to:

                    - 33% of all premium charges previously deducted in excess of 3.5% of all premiums paid.

                    Any surrender may result in tax implications. See "Tax Matters" (pages 26-29).

                    To the extent policy charges do not cover all our sales and administrative expenses, any shortfall will be made up from our General Account, which supports insurance and annuity obligations.

THE FIXED
ACCOUNT

                    The Fixed Account is funded by the assets of our General Account. Amounts held in the Fixed Account will be credited with interest at rates we declare from time to time. The minimum rate which will be credited is the lesser of 4% per year or the prevailing 30-day Treasury Bill Rate as of the last day of the preceding calendar month.

                    The Fixed Account is made up of the general assets of the Company other than those allocated to any separate account. The Fixed Account is part of our General Account. Because of applicable exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act"), and neither the Fixed Account nor our General Account has been registered under the 1940 Act. Therefore, neither the Fixed Account nor any interest therein is generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Fixed Account.

POLICY VALUES

                    ACCUMULATION VALUE

                    Once a Policy has been issued, we credit each net premium payment allocated to a sub-account in the form of accumulation units representing the fund in which assets of that sub-account are invested. We do so at the end of the valuation period in which the premium is received at the Corporate Variable Products Service Center (or portion thereof allocated to a particular sub-account). We determine the number of accumulation units credited by dividing the net premium payment by the value of an accumulation unit next computed after its receipt. Since each sub-account has its own accumulation unit value, a policy owner who has elected a combination of funding options will have accumulation units credited from more than one source.

                    We determine the accumulation value of a Policy by:

                    a) multiplying the total number of accumulation units
                       credited to the Policy for each applicable sub-account by its appropriate current accumulation unit value,
                    b) if a combination of sub-accounts is elected, totaling the resulting values, and
                    c) adding any values attributable to the General Account
                       (i.e., the Fixed Account value and the loan account value).

                    The number of accumulation units we credit to a Policy will not be changed by any subsequent change in the value of an accumulation unit. Such value may vary from valuation period to valuation period to reflect the investment experience of the fund used in a particular sub-account.

                    The Fixed Account value reflects amounts allocated to the Fixed Account through payment of premiums or transfers from the Variable Account. The Fixed Account value is guaranteed; however, there is no assurance that the Variable Account value of the Policy will equal or exceed the net premium payments allocated to the Variable Account.

                    We will tell you at least annually how many accumulation units are credited to the Policy, the current accumulation unit values, and your interest in: (a) the Variable Account value, (b) the Fixed Account value, and (c) the loan account value.

                    Accumulation value will be affected by monthly deductions.

                    VARIABLE ACCUMULATION UNIT VALUE

                    We determine the value of a variable accumulation unit for any valuation period by multiplying that unit's value for the immediately preceding valuation period by the net investment factor for the current period for the appropriate sub-account.

                    We determine the net investment factor separately for each sub-account by dividing (a) by (b) and subtracting (c) from the results, where:

                    a) Equals the net asset value per share of the fund held in the sub-account at the end of a valuation period

                        - plus the per share amount of any distribution declared
                          by the fund if the "ex-dividend" date is during the valuation period;
                        - plus or minus taxes or provisions for taxes, if any,
                          attributable to the operation of the sub-account during the valuation period.

                    b) Equals the net asset value per share of the fund held in the sub-account at the beginning of that valuation period.
                    c) Equals the daily charges for mortality and expense risk and for administrative expenses, multiplied by the number of days in the valuation period.

                    SURRENDER VALUE

                    The surrender value of a Policy is the amount you can receive in cash by surrendering the Policy. All or part of the surrender value may be applied to one or more of any settlement options that we might make available through a rider attached to the Policy.

SURRENDERS

                    PARTIAL SURRENDERS

                    You can make a partial surrender at any time by writing us at the Corporate Variable Products Service Center during the lifetime of the Insured and while the Policy is in force. We will charge a $25 transaction fee for any partial surrenders. For more information, see the "Additional Information -- Partial Surrenders" on page 29.

                    FULL SURRENDERS

                    You may make a full surrender at any time. We will pay the surrender value next computed after receiving your written request at the Corporate Variable Products Service Center in a form satisfactory to us. We usually pay any portion derived from the Variable Account within seven days of receipt of your request.

                    DEFERRAL OF PAYMENT AND TRANSFERS

                    We may postpone payment of the surrendered amount from the Variable Account when the New York Stock Exchange is closed and for such other periods as the Commission may require. We may defer payment or transfer from the Fixed Account up to six months. If we exercise our right to defer such payments or transfers, interest will be added as required by law.

LAPSE AND
REINSTATEMENT

                    LAPSE OF A POLICY

                    A lapse occurs if a monthly deduction is greater than the net accumulation value and no payment to cover the monthly deduction is made within the grace period. We will send you a lapse notice at least 31 days before the grace period expires.

                    Depending on the investment performance of the funding options, the net accumulation value may be insufficient to keep this Policy in force, particularly if you have taken any loans or made any partial surrenders. In that event, it may be necessary for you to make an additional premium payment.

                    REINSTATEMENT OF A LAPSED POLICY

                    You can apply for reinstatement at any time during the Insured's lifetime. To reinstate a Policy, we require satisfactory evidence of insurability and an amount sufficient to pay for the current monthly deduction plus twelve additional monthly deductions.

POLICY LOANS

                    You may take a loan against the Policy for up to 90% of the then current net accumulation value. A policy loan requires that you complete a loan agreement and assign the Policy to us. For more information on policy loans see the "Additional Information -- Policy Loans" section on page 29.

SETTLEMENT OPTIONS

                    We may pay proceeds in the form of settlement options through the addition of a rider. A settlement option may be selected:

                    - at the beneficiary's election upon the Insured's death, or

                    -  while the Insured is alive, upon your election.

                    You may request, in writing, to elect, change, or revoke a settlement option before payments begin. Your request must be in a form satisfactory to us and will take effect upon its receipt at the Corporate Variable Products Service Center. After the first payment, all payments will be made on the first day of each month.

                    Examples of possible settlement options are:

                    -  FIRST OPTION -- Payments for a stated number of years.

                    - SECOND OPTION -- Payments for the lifetime of the payee, guaranteed for a specified number of months.

                    - THIRD OPTION -- Payment of interest annually on the sum left with us at a rate of at least 3% per year, and upon the payee's death the amount on deposit will be paid.

                    - FOURTH OPTION -- Installments of specified amounts payable until the proceeds with any interest thereon are exhausted.

                    - ADDITIONAL OPTIONS -- Policy proceeds may also be settled under any other method of settlement we offer at the time the request is made.

ADDITIONAL INSURANCE BENEFIT

                    We can issue the Policy with an additional insurance benefit as a portion of the total death benefit. The benefit provides annually renewable term life insurance on the life of the Insured. We exclude this benefit from the specified amount when calculating the charges and fees for the Policy and when calculating the target premium.

                    We add the cost of the benefit to the monthly deduction. The cost is dependent on the attained age, years since issue, risk class and gender classification. We may adjust the monthly benefit rate from time to time, but the rate will never exceed the guaranteed Cost of Insurance rate for the benefit for that policy year.

                    The benefit allows you to increase the insurance protection under the Policy.

JOINT AND SURVIVORSHIP BENEFIT

                    We can issue the Policy with a joint and survivorship rider. The rider would enable us to issue the Policy on the lives of two Insureds and to pay the death benefit upon the death of the second of two Insureds to die. If you elect to add this benefit to your Policy, you should:

                    - interpret any reference in this prospectus to the "death of the Insured", or "the Insured's death", or similar context as "the death of the second of the two Insureds to die";

                    - interpret any discussions in this prospectus of the features of the Policy allowed "while the Insured is alive", or "during the lifetime of the Insured", or similar context as allowed "while at least one of the Insureds is alive".

                    Other sections of this prospectus that would be affected by the addition of this benefit are:

                    - Incontestability (see Page 26): The policy or increase must be in force for two (2) years during the lifetime of each Insured.

                    - Misstatement of Age (see Page 26): By reason of the rider the provision relates to either Insured.

                    - Suicide (see Page 26): By reason of the rider the provision relates to either Insured.

                    The cost of the rider is reflected in the monthly Cost of Insurance rates. Those rates are based on the attained age, years since issue, risk class and gender classification of each person insured. We use an actuarial formula that reflects one-alive and both-alive probabilities to determine the Cost of Insurance rates. No other charges and fees for the Policy will change as a result of the addition of the joint and survivorship rider.

OTHER POLICY PROVISIONS

                    ISSUANCE

                    We will only issue a Policy upon receipt of satisfactory evidence of insurability and, generally, only where the Insured is below age 75.

                    SHORT-TERM RIGHT TO CANCEL THE POLICY

                    You may return a Policy for cancellation and a full refund of premium within 10 days after you recieve it, unless state law is otherwise. We will hold the initial premium payment made when the Policy is issued in the CIGNA Variable Products Money Market Fund of the Variable Account. We will not allocate it to any other variable sub-accounts, even if you may have so directed, until

                    - the fifteenth day after we mail you the Policy, if the state law Right-to-Examine Period is 10 days after you receive the Policy.

                    - the twenty-fifth day after we mail the Policy to you if the state law Right-to-Examine Period is 20 days, or

                    - the thirty-fifth day after we mail the Policy to you if the state law Right-to-Examine Period is 30 days.

                    If you return the Policy for cancellation in a timely fashion, we will usually pay the refund of premiums, without interest, within seven days of your notice of cancellation. We may delay refund of premiums paid by check until the check clears.

                    POLICY OWNER AND BENEFICIARY

                    The policy owner and beneficiary(ies) shall be as named in the application or as subsequently changed, subject to assignment, if any. While the Insured is living, all rights in the Policy are vested in the policy owner.

                    If the policy owner is other than the Insured and dies before the Insured, the policy owner's rights in the Policy belong to the policy owner's estate.

                    If any beneficiary predeceases the Insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. We will pay multiple beneficiaries in equal shares, unless otherwise provided. We will pay the death proceeds to the policy owner or the policy owner's executor(s), administrator(s) or assigns if no named beneficiary survives the Insured.

                    CHANGES OF POLICY OWNER OR BENEFICIARY

                    You may name a new policy owner or beneficiary(ies) while the Insured is living by written request on a form satisfactory to us. You must submit the form to the Corporate Variable Products Service Center where we will record it. Once recorded, the change will be effective as of the date signed; however, the change will not affect any payment made or action we take before it was recorded. We may require that the Policy be submitted for endorsement before making a change of policy owner.

                    RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY

                    You may, within the first two policy years, exchange the Policy for a flexible premium adjustable life insurance policy offered by our Corporate Insurance Department at that time. The benefits for the new policy will not vary with the investment experience of a separate account. You must elect the exchange within 24 months from the Policy's issue date. We will not require evidence of insurability for the exchange.

                    Under the new policy:

                    - The policy owner, the Insured and the beneficiary will be the same as those under the exchanged Policy on the effective date of the exchange.

                    - The death benefit on the exchange date will not be more than the death benefit of the original Policy immediately prior to the exchange date.

                    - The issue date and issue age will be the same as that of the original Policy.

                    - The initial specified amount and any increases in specified amount will have the same rate class as those of the original Policy.

                    - Any indebtedness on the original Policy will be transferred.

                    INCONTESTABILITY

                    We will not contest payment of the death proceeds based on the initial specified amount after the Policy has been in force, during the Insured's lifetime, for two years from the date of issue. For any increase in specified amount requiring evidence of insurability, we will not contest payment of the death proceeds based on such an increase after it has been in force, during the Insured's lifetime, for two years from its effective date.

                    MISSTATEMENT OF AGE

                    We will adjust the death benefit and accumulation value if the Insured's age has been misstated. The adjustment process will recalculate all such benefits and values to the amount that would have been calculated using the rates that were in effect at the time of each monthly anniversary.

                    SUICIDE

                    If the Insured dies by suicide, while sane or insane, within two years from the issue date, we will pay no more than the sum of the premiums paid, less any indebtedness. If the Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, we will pay no more than a refund of the monthly charges for the cost of such additional benefit.

                    NONPARTICIPATING POLICIES

                    These are nonparticipating Policies on which no dividends are payable. These Policies do not share in our profits or surplus earnings.

ADDITIONAL INFORMATION

                    TAX MATTERS

                    The following discussion is general and is not intended as tax advice. You should consult counsel and other competent advisers for more complete information. This discussion is based on our understanding of federal income tax laws as the Internal Revenue Service currently interprets them. No representation is made as to the likelihood of continuation of these current laws and interpretations.

                    TAXATION OF THE POLICIES

                    For contracts issued after December 31, 1984, section 7702 of the Code provides a definition that must be met in order for the contract to qualify as a life insurance contract for federal tax purposes. Under this section, either a cash value test or a guideline premium/cash value corridor test must be satisfied. For contracts that meet the definition of section 7702, the income credited to the contract is not taxed until it is distributed; and, even then, it is only taxed to the extent that the amount distributed exceeds the investment in the contract. A policy loan is not treated as a distribution for this purpose. In addition, the death proceeds payable upon the death of the insured are excluded from the gross income of the beneficiary under section 101 of the Code. We will test Policies for compliance with section 7702 and retain the right to take whatever action is necessary, including the return of premiums, to ensure that the policies qualify as life insurance contracts. As a result, the federal taxation of a Policy should be the same as described above.

                    A life insurance contract issued on or after June 21, 1988, will become a modified endowment contract if the amount of premiums paid for the contract exceeds limits set out in section 7702A of the Code. Under these rules, a life insurance contract becomes a modified endowment contract if the total premiums paid during the first seven years exceed the amount that would have been paid if the contract provided for paid up benefits after seven level annual premiums. Generally, amounts distributed from a modified endowment contract, including amounts paid out as the result of a full surrender, a partial surrender, or a loan, are taxable to the extent that the cash value of the contract immediately before the distribution exceeds the investment in the contract. A collateral assignment or pledge of a modified endowment contract is also treated as a distribution for this purpose. In addition to the taxation of the distribution, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is 59 1/2 years old or disabled when the distribution is made. The Policies offered by this prospectus may or may not be issued as modified endowment contracts, depending upon the wishes of the Policy owner. For those Policies that are not issued as modified endowment contracts, we will test them for compliance with section 7702A and retain the right to take whatever action is necessary, including the return of premiums, to ensure that the Policies do not become modified endowment contracts.

                    A Policy may also become a modified endowment contract as the result of a reduction in benefits or a material change as defined in section 7702A. Section 7702 also provides that if there is a reduction in benefits during the first 15 years after the life insurance contract is issued and there is a cash distribution as a result of that change, some or all of the distribution may be taxable. Because of these rules, we will monitor any additional premium payments or requested changes in the benefits under a Policy. If a premium payment or requested change would result in the Policy becoming a modified endowment contract or otherwise result in a taxable distribution, we will notify the Policy owner. In such a case, the payment will not be credited to the contract or the change will not be made until we have received verification from the Policy owner that such action should be taken.

                    Because of the limitations of the rules of sections 7702 and 7702A, it may not be advantageous to replace an existing life insurance contract that is not subject to these rules with a Policy described in this prospectus.

                    In addition to meeting the tests required by sections 7702 and 7702A, section 817(h) of the Code requires that the investments of separate accounts, such as the Variable Account, be adequately diversified. Beginning with any period for which a separate account is not adequately diversified, any variable life insurance contracts that are based upon that account are not treated as life insurance contracts for tax purposes.

                    Treasury Regulation 1.817-5 generally provides that a separate account will be considered adequately diversified only if:

                    - no more than 55% of the value of the total assets of the account is represented by any one (1) investment,

                    -  no more than 70% of such value is represented by any two
                       (2) investments,

                    - no more than 80% of such value is represented by any three (3) investments, and

                    -  no more than 90% of such value is represented by any four
                       (4) investments.

                    U.S. Treasury Securities are not subject to the diversification test for variable life insurance contracts; and, to the extent that separate accounts include such securities, somewhat less stringent requirements apply. We will monitor the investments in the variable account in order to ensure that it remains adequately diversified.

                    The following may have adverse tax consequences:

                    -  A total surrender or termination of the Policy by lapse;

                    -  A reduction in benefits;

                    -  A change in the specified amount;

                    -  Payment of additional premiums;

                    -  A policy loan;

                    -  A change in death benefit option;

                    -  A 1035 exchange;

                    -  The exchange of a Policy for a fixed-benefit policy, or

                    -  The collateral assignment or pledge of a Policy.

                    If the amount received by the policy owner upon surrender or termination plus total policy indebtedness exceeds the premiums paid into the Policy, the excess will generally be treated as taxable income, regardless of whether or not the Policy is a modified endowment contract.

                    Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policy owner or beneficiary.

                    TAXATION OF THE COMPANY

                    We are taxed as a life insurance company under the Code. Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Investment income on the assets of the Variable Account are reinvested and taken into account in determining the value of accumulation units.

                    We do not expect to incur any federal income tax liability that would be chargeable directly to the Variable Account. Based upon these expectations, no charge is currently being made against the Variable Account for federal income taxes. If, however, we determine that on a separate company basis such taxes may be incurred, we reserve the right to assess a charge for such taxes against the Variable Account.

                    We may also incur state and local taxes in addition to premium taxes in several states. At present, these taxes are not significant. If they increase, however, additional charges for such taxes may be made.

                    PARTIAL SURRENDERS

                    You may make a partial surrender at any time while the Policy is in force and during the lifetime of the Insured. The request must be in writing and you will be charged a $25 transaction fee. The amount of a partial surrender may not exceed 90% of the net accumulation value at the end of the valuation period in which the election becomes or would become effective. A partial surrender may not be less than $500.

                    -  Option B and C Policies (see "Death Benefit"):

                    A partial surrender will reduce the accumulation value, death benefit and specified amount. The specified amount and accumulation value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

                    -  For an Option A Policy (see "Death Benefit"):

                    A partial surrender will reduce the accumulation value and the death benefit, but it will not reduce the specified amount.

                    We will not allow the specified amount remaining in force after a partial surrender to be less than $50,000. We will not grant any request for a partial surrender that would reduce the specified amount below this amount. In addition, if, following the partial surrender and the corresponding decrease in the specified amount, the Policy would not comply with the maximum premium limitations required by federal tax law, we may limit the decrease to the extent necessary to meet the federal tax law requirements.

                    If, at the time of a partial surrender, the net accumulation value is attributable to more than one funding option, we will deduct the $25 transaction charge from the amount paid from the values in each funding option, unless we agree otherwise with you.

                    POLICY LOANS

                    A policy loan requires that a loan agreement be executed and that the Policy be assigned to us. The loan may be for any amount up to 90% of the then current net accumulation value. The amount of a loan, together with subsequent accrued but not paid interest on the loan, becomes part of the "loan account value" (i.e. an amount equal to the sum of all unpaid Policy loans and loan interest.) If Policy values are held in more than one funding option, withdrawals from each option will be made in proportion to the assets in each option at the time of the loan for transfer to the loan account, unless you instruct us otherwise, in writing, at the Corporate Variable Products Service Center.

                    Interest on loans will accrue at an annual rate of 5%, and net loan interest (interest charged less interest credited as described below) is payable once a year in arrears on each anniversary of the loan, or earlier upon full surrender or other payment of proceeds of a Policy. Any interest not paid when due becomes part of the loan and we will withdraw net interest proportionately from the values in each funding option.

                    We will credit interest on the loan account value. Our current practice is to credit interest at an annual rate equal to the interest rate charged on the loan minus:

                    - .65% (guaranteed not to exceed 1.2%) during policy year one,

                    - .55% (guaranteed not to exceed 1.2%) during policy years 2-15, and

                    -  .05% (guaranteed not to exceed 1.2%) annually thereafter.

                    In no case will the annual credited interest rate be less than 3.8%.

                    We will allocate repayments on the loan among the funding options according to current net premium payment allocations. However, we maintain the right to require that amounts loaned from the Fixed Account be allocated to the Fixed Account upon repayment. We will reduce the loan account value by the amount of any loan repayment.

                    A policy loan, whether or not repaid, will affect:

                    -  The proceeds payable upon the Insured's death, and

                    -  The accumulation value.

                    This is because the investment results of the Variable Account or the Fixed Account will apply only to the non-loaned portion of the accumulation value. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable, depending on the investment results of the Variable Account or the Fixed Account while the loan is outstanding.

                    DIRECTORS AND OFFICERS OF THE COMPANY

                    The following persons are our Directors and Principal Officers. The address of each is 900 Cottage Grove Road, Hartford, CT 06152. We or our affiliates have employed each for more than five years except for Ms. Cooper, Ms. Hill and Mr. Stephan.

                    - Prior to January, 1999, Ms. Cooper was an Associate Attorney with Robinson, Donovan, Madden & Barry, P.C.

                    - Prior to November, 2000, Ms. Hill was President and Chief Executive Officer of Rush Prudential Healthplans, and President of Aetna Health Plans of the Midwest.

                    - Prior to May, 1997, Mr. Stephan was Senior Manager at PriceWaterhouse, LLP.

                                                                    POSITIONS AND OFFICES
                                         NAME                          WITH THE COMPANY
                            -------------------------------  ------------------------------------
                            Thomas C. Jones                  President and Director
                                                             (Principal Executive Officer)
                            Michael J. Stephan               Vice President
                                                             (Principal Accounting Officer)
                            James Yablecki                   Assistant Vice President and Actuary
                                                             (Principal Financial Officer)
                            Susan L. Cooper                  Corporate Secretary
                            Andrew G. Helming                Secretary
                            Harold W. Albert                 Director
                            John Cannon, III                 Director, Senior Vice President,
                                                             and Chief Counsel
                            Carol M. Olsen                   Director and Senior Vice President
                            William M. Pastore               Director, Chairman of the Board,
                                                             and Senior Vice President

                                                                    POSITIONS AND OFFICES
                                         NAME                          WITH THE COMPANY
                            -------------------------------  ------------------------------------
                            Marc L. Preminger                Director, Senior Vice President,
                                                             and Chief Financial Officer
                            Richard H. Forde                 Director and Senior Vice President
                            Barbara B. Hill                  Director and Senior Vice President
                            David M. Porcello                Vice President and Treasurer
                            Patricia L. Rowland              Director and Senior Vice President
                            W. Allen Schaffer, M.D.          Director and Senior Vice President
                            Jean H. Walker                   Director, Senior Vice President and
                                                             Actuary

                    DISTRIBUTION OF POLICIES

                    Licensed insurance agents will sell the Policies in those states where the Policies may lawfully be sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities
                    Dealers, Inc. (NASD). We will distribute the Policies through our principal underwriter, CIGNA Financial
                    Services, Inc. ("CFS"), whose address is 280 Trumbull Street, Hartford, Connecticut. CFS is a Delaware corporation organized in 1995.

                    Gross commissions paid by us on the sale of Policies will not exceed:

                    - First Policy Year: 45% of target premium, plus 3% of any premium payment in excess of target premium.

                    - Policy Years 2 through 10: 15% of target premium, plus 3% of any premium payment in excess of target premium.

                    - Renewal: 3% of premium payments, plus 25% of any increase in target premium.

                    In addition, we will pay annual renewal compensation of up to .10% of net accumulation value beginning in the second policy year.

                    In addition, in New York and New Jersey we will pay annual renewal compensation of up to .10% of net accumulation value beginning in the second policy year.

                    CHANGES OF INVESTMENT POLICY

                    We may materially change the investment policy of the Variable Account. We must inform you and obtain all necessary regulatory approvals. We must submit any change to the various state insurance departments, which may disapprove it if deemed detrimental to the policy owners' interests or if it renders our operations hazardous to the public. If a policy owner objects, the Policy may be converted to a substantially comparable fixed benefit life insurance policy offered by us on the life of the Insured. You must make this conversion by the later of:

                    - 60 days (6 months in Pennsylvania) from the date of the investment policy change, or

                    - 60 days (6 months in Pennsylvania) from the date you are informed of such change.

                    We will not require evidence of insurability for this conversion.

                    The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the Policy converted on the date of such conversion.

                    OTHER CONTRACTS ISSUED BY THE COMPANY

                    We presently and will, from time to time, offer other variable life insurance policies and variable annuity contracts with benefits which vary in accordance with the investment experience of a separate account of the Company.

                    STATE REGULATION

                    We are subject to the laws of Connecticut governing insurance companies and to regulation by the Connecticut Insurance Department. We file an annual statement in a prescribed form with the Insurance Department each year covering our operation for the preceding year and our financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves so that the Insurance Department may certify the items are correct. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Connecticut Insurance Department. Such regulation does not, however, involve any supervision of management or investment practices or policies.

                    REPORTS TO POLICY OWNERS

                    We maintain Policy records and will mail to each policy owner, at the last known address of record, an annual statement showing the amount of the current death benefit, the accumulation value, the surrender value, premiums paid and monthly charges deducted since the last report, the amounts invested in the Fixed Account and in the Variable Account and in each sub-account, and any loan account value.

                    We will also send you annual reports containing financial statements for the Variable Account and annual and semi-annual reports of the funds to the extent required by the 1940 Act.

                    In addition, we will send you statements of significant transactions, such as changes in specified amount, changes in death benefit option, changes in future premium allocation, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

                    ADVERTISING

                    The Company is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect our financial strength or claims-paying ability.

                    The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties that recommend the Company or the Policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                    LEGAL PROCEEDINGS

                    The Company's run-off reinsurance operations include an approximate 35% share in the primary layer of a workers' compensation reinsurance pool, which was formerly managed by Unicover Managers, Inc. The pool had obtained reinsurance for a significant portion of its exposure to claims, but disputes have arisen regarding this reinsurance (retrocessional) coverage. The retrocessionaires have commenced arbitration against Unicover and the pool members, seeking recission or damages.

                    Resolution of this matter is likely to take some time and the outcome is uncertain. If the arbitration results are unfavorable, the Company could incur losses material to its results of operations. However, management does not expect the arbitration results to have a material adverse effect on the Company's liquidity or financial condition.

                    The Company was a defendant in litigation certified as a class action which among other allegations challenges the passthrough of certain tax-related costs to policyholders, and alleged misrepresentations with respect to certain sales practices. This case has been settled; however, an alternative dispute resolution claim process is ongoing. It is the opinion of management that losses resulting from this litigation will not have a material adverse effect on the Company's financial condition or results of operations.

                    The Company and/or its affiliates are defendants in several proposed class action lawsuits brought in federal courts against the managed care industry by physicians and members of health plans. The lawsuits allege violations under one or more of the Employment Retirement Income Security Act ("ERISA"), the Racketeer Influenced and Corrupt Organizations Act ("RICO") and various state laws. They challenge, in general terms, the mechanisms used by managed care companies in connection with the delivery of or payment for health care services. The complaints seek injunctive relief, unspecified damages (subject, in the case of RICO, to trebling) and attorneys fees.

                    PETERSON V CONNECTICUT GENERAL LIFE INSURANCE COMPANY was filed February 2, 2000 in the United States District Court for the Eastern District of Pennsylvania. The Company's motion to dismiss for failure to state a claim was granted and the plaintiff has filed an appeal in the U.S. Court of Appeals for the Third Circuit.

                    Other federal cases against the Company or its affiliates are SHANE V. HUMANA, INC., ET AL. (CIGNA subsidiaries added as defendants in August 2000), Mangieri v. CIGNA Corporation (filed December 7, 1999 in the United States District Court for the Northern District of Alabama), and PICKNEY V. CIGNA CORPORATION AND CIGNA HEALTH CORPORATION (filed
                    November 22, 1999, in the United States District Court for the Southern District of Mississippi). Plaintiffs in the SHANE and MANGIERI cases are physicians, and in the Pickney case, a health plan subscriber. These cases have been transferred to the United States District Court for the Southern District of Florida, along with other cases against other managed care companies, for consolidated pretrial proceedings. Defendants' motions to dismiss all cases are pending. The court has not decided whether a class should be certified in any of the cases.

                    In addition, certain of the Company's affiliates are defendants in two federal cases brought by health plan subscribers filed September 7, 2000, in the U.S. District Court for the District of Connecticut, ALBERT V. CIGNA HEALTHCARE OF CONNECTICUT, INC., ET AL. and STATE OF CONNECTICUT V. ANTHEM, ET AL. It is likely that these cases will be transferred to Florida and consolidated with the other actions pending there. Certain of the Company's affiliates are also defendants in state court cases filed by providers.

                    The Company is routinely involved in numerous lawsuits arising, for the most part, in the ordinary course of the business of administering and insuring employee benefit programs. The outcome of litigation is always uncertain. With the exception of certain reinsurance arbitration proceedings (the possible results of which are discussed above), the Company does not believe that any legal proceedings currently threatened or pending involving the Company will result in losses that would be material to results of operations, liquidity or financial condition. The principal underwriter, CFS, is not engaged in any material litigation of any nature.

                    EXPERTS

                    An actuarial opinion regarding the representativeness of illustrations in this prospectus has been rendered by Michelle L. Kunzman, FSA, MAAA, 280 Trumbull Street, Hartford, CT 06104, as stated in the opinion filed as an exhibit to the Registration Statement given on her authority as an expert in actuarial matters.

                    Legal matters in connection with the Policies described in this prospectus are being passed upon by Mark A. Parsons, Esq. Chief Counsel, CIGNA Retirement & Investment

                    Services, 900 Cottage Grove Road, Hartford, CT 06152, in the opinion filed as an exhibit to the Registration Statement given on his authority as an expert in these matters.

                    The consolidated financial statements of Connecticut General Life Insurance Company as of December 31, 2000 and 1999 and for each of the three years in the period ended
                    December 31, 2000 included in the prospectus as well as the Statement of Assets and Liabilities of the Variable Account at December 31, 2000 and the Statement of Operations for the periods ended December 31, 2000, 1999 and 1998 and the Statements of Changes in Net Assets for the periods ended December 31, 2000, 1999, and 1998 have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                    REGISTRATION STATEMENT

                    We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered by way of this prospectus. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Account, the Company, and the Policies offered hereby. Statements contained in this prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

                    FINANCIAL STATEMENTS

                    The consolidated balance sheets of the Company and its subsidiaries as of December 31, 2000 and 1999 and related consolidated statements of income and retained earnings and cash flows for the years ended December 31, 2000, 1999 and 1998 follow. They should be considered only as bearing upon the ability of the Company to meet our obligations under the Policies.

                    The Statement of Assets and Liabilities of the Variable Account at December 31, 2000 and related Statements of Operations for the period ended December 31, 2000, 1999 and 1998 and Statements of Changes in Net Assets for the periods ended December 31, 2000, 1999 and 1998 also follow. The Variable Account commenced operations on December 24, 1996.

                                                       PricewaterhouseCoopers
                                                       LLP
                                                       100 Pearl Street
                                                       Hartford, CT
                                                       06103-4508
                                                       Telephone (860)
                                                       241-7000
                                                       Facsimile (860)
                                                       241-7590

PRICEWATERHOUSECOOPERS                                          [LOGO]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Connecticut General Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income and changes in shareholder's equity and of cash flows present fairly, in all material respects, the financial position of Connecticut General Life Insurance Company and its subsidiaries at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
February 8, 2001

                            CONNECTICUT GENERAL LIFE

                               INSURANCE COMPANY

                       CONSOLIDATED FINANCIAL STATEMENTS

                               DECEMBER 31, 2000

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF INCOME

--------------------------------------------------------------------------------------
(IN MILLIONS)
--------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                                2000     1999     1998
--------------------------------------------------------------------------------------
REVENUES
Premiums and fees...........................................  $7,072   $6,573   $5,683
Net investment income.......................................   2,395    2,421    2,637
Other revenues..............................................     110      111      427
Realized investment (losses) gains..........................     (11)       7       93
                                                              ------   ------   ------
    Total revenues..........................................   9,566    9,112    8,840
                                                              ------   ------   ------
BENEFITS, LOSSES AND EXPENSES
Benefits, losses and settlement expenses....................   6,296    6,062    5,802
Policy acquisition expenses.................................      56       45       44
Other operating expenses....................................   2,211    1,945    1,763
                                                              ------   ------   ------
    Total benefits, losses and expenses.....................   8,563    8,052    7,609
                                                              ------   ------   ------
INCOME BEFORE INCOME TAXES..................................   1,003    1,060    1,231
                                                              ------   ------   ------
Income taxes (benefits):
  Current...................................................     484      268      636
  Deferred..................................................    (164)      90     (211)
                                                              ------   ------   ------
    Total taxes.............................................     320      358      425
--------------------------------------------------------------------------------------
NET INCOME..................................................  $  683   $  702   $  806
--------------------------------------------------------------------------------------
                                                              ------------------------

THE NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS

-------------------------------------------------------------------------------
(IN MILLIONS)
-------------------------------------------------------------------------------
AS OF DECEMBER 31,                                               2000      1999
-------------------------------------------------------------------------------
ASSETS
Investments:
  Fixed maturities, at fair value (amortized cost, $17,448;
   $16,521).................................................  $17,839   $16,313
  Mortgage loans............................................    8,998     8,980
  Policy loans..............................................    2,926     3,007
  Real estate...............................................      508       775
  Equity securities, at fair value (cost, $54; $57).........       50        62
  Other long-term investments...............................      903       722
  Short-term investments....................................      113        66
                                                              -------   -------
      Total investments.....................................   31,337    29,925
  Cash and cash equivalents.................................      622       636
  Accrued investment income.................................      435       379
  Premiums and accounts receivable..........................    1,205     1,048
  Reinsurance recoverables..................................    7,462     7,251
  Deferred policy acquisition costs.........................      232       208
  Property and equipment....................................      588       406
  Deferred income taxes.....................................    1,054       933
  Current income taxes......................................       --        17
  Other assets..............................................      357       373
  Goodwill and other intangibles............................      681       706
  Separate account assets...................................   35,807    37,921
-------------------------------------------------------------------------------
      Total assets..........................................  $79,780   $79,803
-------------------------------------------------------------------------------
                                                              -----------------
LIABILITIES
Contractholder deposit funds................................  $27,602   $26,599
Future policy benefits......................................    8,195     7,757
Unpaid claims and claim expenses............................    1,606     1,434
Unearned premiums...........................................      116       149
                                                              -------   -------
      Total insurance and contractholder liabilities........   37,519    35,939
Accounts payable, accrued expenses and other liabilities....    2,761     2,464
Current income taxes........................................       31        --
Separate account liabilities................................   35,807    37,921
-------------------------------------------------------------------------------
      Total liabilities.....................................   76,118    76,324
-------------------------------------------------------------------------------
CONTINGENCIES -- NOTE 13
SHAREHOLDER'S EQUITY
Common stock (6 shares issued)..............................  $    30   $    30
Additional paid-in capital..................................    1,124     1,120
Net unrealized appreciation (depreciation), fixed
  maturities................................................       53       (28)
Net unrealized depreciation, equity securities..............      (21)      (17)
Net translation of foreign currencies.......................        2         1
                                                              -------   -------
Accumulated other comprehensive income (loss)...............       34       (44)
Retained earnings...........................................    2,474     2,373
-------------------------------------------------------------------------------
      Total shareholder's equity............................    3,662     3,479
-------------------------------------------------------------------------------
      Total liabilities and shareholder's equity............  $79,780   $79,803
-------------------------------------------------------------------------------
                                                              -----------------

THE NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
  CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME AND CHANGES IN SHAREHOLDER'S
                                     EQUITY

-------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,              2000                            1999                            1998
-------------------------------------------------------------------------------------------------------------------------------
                                  COMPREHENSIVE   SHAREHOLDER'S   COMPREHENSIVE   SHAREHOLDER'S   COMPREHENSIVE   SHAREHOLDER'S
                                         INCOME          EQUITY          INCOME          EQUITY          INCOME          EQUITY
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK...................                      $   30                          $   30                          $    30
ADDITIONAL PAID-IN CAPITAL,
 BEGINNING OF YEAR.............                       1,120                           1,072                              766
Net assets contributed by
 parent........................                           4                              48                              306
ADDITIONAL PAID-IN CAPITAL, END
 OF YEAR.......................                       1,124                           1,120                            1,072
ACCUMULATED OTHER COMPREHENSIVE
 (LOSS) INCOME, BEGINNING OF
 YEAR..........................                         (44)                            220                              258
Net unrealized appreciation
 (depreciation), fixed
 maturities....................       $ 81               81           $(271)           (271)          $(39)              (39)
Net unrealized (depreciation)
 appreciation, equity
 securities....................         (4)              (4)              8               8              1                 1
                                      ----           ------           -----          ------           ----           -------
Net unrealized appreciation
 (depreciation) on
 investments...................         77                             (263)                           (38)
Net translation of foreign
 currencies....................          1                1              (1)             (1)            --                --
                                      ----           ------           -----          ------           ----           -------
  Other comprehensive income
   (loss)......................         78                             (264)                           (38)
                                      ----                            -----                           ----
ACCUMULATED OTHER COMPREHENSIVE
 INCOME (LOSS), END OF YEAR....                          34                             (44)                             220
                                                     ------                          ------                          -------
RETAINED EARNINGS, BEGINNING OF
 YEAR..........................                       2,373                           2,206                            3,392
  Net income...................        683              683             702             702            806               806
  Dividends declared...........                        (582)                           (535)                          (1,992)
                                                     ------                          ------                          -------
  RETAINED EARNINGS, END OF
   YEAR........................                       2,474                           2,373                            2,206
-------------------------------------------------------------------------------------------------------------------------------
TOTAL COMPREHENSIVE INCOME AND
 SHAREHOLDER'S EQUITY..........       $761           $3,662           $ 438          $3,479           $768           $ 3,528

THE NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

-----------------------------------------------------------------------------------------
(IN MILLIONS)
-----------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                                 2000      1999      1998
-----------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income..................................................  $   683   $   702   $   806
Adjustments to reconcile net income to net cash (used in)
  provided by operating activities:
  Insurance liabilities.....................................      224        22        67
  Reinsurance recoverables..................................     (202)       31        (7)
  Deferred policy acquisition costs.........................      (25)      (21)      (12)
  Premiums and accounts receivable..........................     (107)     (238)     (179)
  Accounts payable, accrued expenses, other liabilities and
   current income taxes.....................................       65       (30)      149
  Deferred income taxes.....................................     (164)       90      (211)
  Other assets..............................................       14       (32)     (339)
  Depreciation and goodwill amortization....................      132       154       113
  Gains on sales of businesses..............................      (99)      (95)     (418)
  Other, net................................................     (147)       88       (50)
                                                              -------   -------   -------
    Net cash provided by (used in) operating activities.....      374       671       (81)
                                                              -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold:
  Fixed maturities..........................................    2,120     2,336     2,869
  Mortgage loans............................................      332       758     1,052
  Policy loans..............................................       68       272       382
  Equity securities.........................................       17        24        15
  Other (primarily short-term investments)..................    6,736     5,958     6,822
Investment maturities and repayments:
  Fixed maturities..........................................    1,871     2,404     2,797
  Mortgage loans............................................      882       426       421
Investments purchased:
  Fixed maturities..........................................   (4,542)   (4,293)   (3,881)
  Mortgage loans............................................   (1,352)   (1,381)   (1,611)
  Equity securities.........................................     (111)      (17)       (7)
  Other (primarily short-term investments)..................   (6,735)   (5,945)   (7,652)
  Sale of individual life insurance and annuity business,
   net proceeds.............................................       --        --     1,295
  Sale of portion of life reinsurance business..............       45        --        --
  Other, net................................................     (222)     (358)     (274)
                                                              -------   -------   -------
    Net cash (used in) provided by investing activities.....     (891)      184     2,228
                                                              -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Deposits and interest credited to contractholder deposit
   funds....................................................    8,765     7,585     7,050
  Withdrawals and benefit payments from contractholder
   deposit funds............................................   (7,642)   (8,296)   (7,106)
Dividends paid to parent....................................     (582)     (535)   (1,992)
Repayment of long term debt.................................      (42)       --        --
Other, net..................................................        4         1         4
  Net cash provided by (used in) financing activities.......      503    (1,245)   (2,044)
-----------------------------------------------------------------------------------------
Net (decrease) increase in cash and cash equivalents........      (14)     (390)      103
Cash and cash equivalents, beginning of year................      636     1,026       923
-----------------------------------------------------------------------------------------
Cash and cash equivalents, end of year......................  $   622   $   636   $ 1,026
-----------------------------------------------------------------------------------------
                                                              ---------------------------
Supplemental Disclosure of Cash Information:
  Income taxes paid, net of refunds.........................  $   435   $   337   $   520
  Interest paid.............................................  $     2   $     3   $     3
-----------------------------------------------------------------------------------------

THE NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                       NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 -- DESCRIPTION OF BUSINESS

  Connecticut General Life Insurance Company and its subsidiaries (collectively referred to as "Connecticut General") provide employee benefits offered through the workplace, including group life and health insurance, retirement products and services and investment management. Connecticut General operates throughout the United States and in selected international locations. Connecticut General is an indirect wholly-owned subsidiary of CIGNA Corporation (CIGNA).

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  A) BASIS OF PRESENTATION: The consolidated financial statements include the accounts of Connecticut General and all significant subsidiaries. These consolidated financial statements were prepared in conformity with generally accepted accounting principles. Amounts recorded in the financial statements reflect management's estimates and assumptions about medical costs, interest rates and other factors. Significant estimates are discussed in these Notes. Certain reclassifications have been made to prior years' amounts to conform to the 2000 presentation.

  B) RECENT ACCOUNTING PRONOUNCEMENT:

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES.

  Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities", requires that derivatives be reported on the balance sheet at fair value. Changes in fair value are recognized in net income or, for derivatives that hedge market risk related to future cash flows, in accumulated other comprehensive income.

  Connecticut General will implement SFAS No. 133 as of January 1, 2001, recording the cumulative effect of adoption in net income and accumulated other comprehensive income. Implementation of SFAS No. 133 is expected to adjust net income and accumulated other comprehensive income each by less than $5 million. Although the requirement to record derivatives at fair value adds volatility to net income and other comprehensive income, Connecticut General does not expect the effect of this requirement to be material to its results of operations or financial condition because of Connecticut General's limited use of derivatives.

  C) FINANCIAL INSTRUMENTS: In the normal course of business, Connecticut General enters into transactions involving various types of financial instruments. These financial instruments include investments (such as fixed maturities and equity securities) and off-balance-sheet instruments (such as investment and loan commitments and financial guarantees). These instruments may change in value due to interest rate and market fluctuations, and most have credit risk. Connecticut General evaluates and monitors each financial instrument individually and, when management considers it appropriate, uses a derivative instrument or obtains collateral or another form of security to minimize risk of loss.

  Most financial instruments that are subject to fair value disclosure requirements (such as fixed maturities and equity securities) are carried in the financial statements at amounts that approximate fair value. At the end of 2000 and 1999, the fair values of mortgage loans and contractholder deposit funds were not materially different from their carrying amounts. Fair values of off-balance-sheet financial instruments were not material.

  Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, management estimates fair value based on discounted cash flow analyses, which use current interest rates for similar financial instruments with comparable terms and credit quality. Management estimates the fair value of liabilities for contractholder deposit funds using the amount payable on demand and, for those deposit funds not payable on demand, using discounted cash flow analyses. In many cases, an estimate of the fair value of a financial instrument may differ significantly from the amount that could be realized if the instrument were sold immediately.

  D) INVESTMENTS: Connecticut General's accounting policies for investment assets are discussed below.

  FIXED MATURITIES AND MORTGAGE LOANS. Investments in fixed maturities include bonds, mortgage- and other asset-backed securities and redeemable preferred stocks. These investments are classified as available for sale and are carried at fair value. Fixed maturities are considered impaired, and amortized cost is written down to fair value, when management expects a decline in value to persist.

  Mortgage loans are carried at unpaid principal balances. Impaired loans are carried at the lower of unpaid principal or fair value of the underlying collateral. Mortgage loans are considered impaired when it is probable that Connecticut General will not collect amounts due according to the terms of the loan agreement.

  When an investment is current, Connecticut General recognizes interest income when it is earned. Connecticut General stops recognizing interest income on fixed maturities and mortgage loans when they are delinquent or have been restructured as to terms (interest rate or maturity date). Net investment income on these investments is only recognized when interest payments are received.

  REAL ESTATE. Investment real estate can be held to produce income or for sale.

  Connecticut General carries real estate held to produce income at depreciated cost less any write-downs to fair value due to impairment. Depreciation is generally calculated using the straight-line method based on the estimated useful life of the particular real estate asset.

  Connecticut General acquires most real estate held for sale through foreclosure of mortgage loans. At the time of foreclosure, properties are valued at fair value less estimated costs to sell, and are reclassified from mortgage loans to real estate held for sale. After foreclosure, these investments are carried at the lower of fair value at foreclosure or current fair value, less estimated costs to sell, and are no longer depreciated. Valuation reserves reflect changes in fair value after foreclosure. Connecticut General rehabilitates, re-leases, and sells foreclosed properties held for sale. This process usually takes from two to four years unless management considers a near-term sale preferable.

  Connecticut General uses several methods to determine the fair value of real estate, but relies primarily on discounted cash flow analyses and, in some cases, third-party appraisals.

  EQUITY SECURITIES AND SHORT-TERM INVESTMENTS. Connecticut General classifies equity securities and short-term investments as available for sale and carries them at fair value, which for short-term investments approximates cost. Equity securities include common and non-redeemable preferred stocks.

  POLICY LOANS.  Policy loans are carried at unpaid principal balances.

  OTHER LONG-TERM INVESTMENTS. Other long-term investments includes assets in the separate accounts in excess of contractholder liabilities. These assets are carried at market value.

  INVESTMENT GAINS AND LOSSES. Realized investment gains and losses result from sales, investment asset write-downs and changes in valuation reserves, and are based on specifically identified assets. Connecticut General's net income does not include gains and losses on investment assets related to experience-rated pension policyholders' contracts and participating life insurance policies (policyholder share) because these amounts generally accrue to the policyholders.

  Unrealized gains and losses on investments carried at fair value are included in accumulated other comprehensive income, net of policyholder share and deferred income taxes.

  DERIVATIVE FINANCIAL INSTRUMENTS. Note 4(F) discusses Connecticut General's accounting policies for derivative financial instruments.

  E) CASH AND CASH EQUIVALENTS: Cash equivalents consist of short-term investments that will mature in three months or less from the time of purchase.

  F) REINSURANCE RECOVERABLES: Reinsurance recoverables are estimates of amounts that Connecticut General will receive from reinsurers. Allowances are established for amounts owed to Connecticut General under reinsurance contracts that management believes will not be received.

  G) DEFERRED POLICY ACQUISITION COSTS: Acquisition costs consist of commissions, premium taxes, and other costs that Connecticut General incurs to acquire new business. Acquisition costs for:

  - CONTRACTHOLDER DEPOSIT FUNDS AND UNIVERSAL LIFE PRODUCTS are deferred and amortized in proportion to the present value of total estimated gross profits over the expected lives of the contracts.

  - ANNUITY AND OTHER INDIVIDUAL LIFE INSURANCE PRODUCTS are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods.

  - OTHER PRODUCTS are expensed as incurred.

  Management estimates future revenues less expected claims on products that carry deferred policy acquisition costs. If that estimate is less than the deferred costs, Connecticut General reduces deferred policy acquisition costs and records an expense.

  H) PROPERTY AND EQUIPMENT: Property and equipment is carried at cost less accumulated depreciation. When applicable, cost includes interest, real estate taxes and other costs incurred during construction. Also, eligible costs for internal-use software development are capitalized. Connecticut General calculates depreciation and amortization principally using the straight-line method based on the estimated useful life of each asset. Accumulated depreciation and amortization was $599 million at December 31, 2000, and $506 million at December 31, 1999.

  I) OTHER ASSETS: Other assets consist primarily of various insurance-related assets.

  J) GOODWILL AND OTHER INTANGIBLES: Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets. Other intangible assets primarily represent purchased customer lists and provider contracts.

  Connecticut General amortizes goodwill and other intangibles on a straight-line basis over periods ranging from five to 40 years. Management revises amortization periods if it believes there has been a change in the length of time that the intangibles will continue to have value. Accumulated amortization was $192 million at December 31, 2000, and $167 million at December 31, 1999.

  For businesses that have recorded goodwill, management analyzes historical and estimated future income or undiscounted cash flows. If this analysis yields amounts that are lower than the amount recorded as goodwill, Connecticut General reduces goodwill and records an expense.

  K) SEPARATE ACCOUNTS: Separate account assets and liabilities are policyholder funds maintained in accounts with specific investment objectives. These accounts are carried at market value. The investment income, gains and losses of these accounts generally accrue to the policyholders and are not included in Connecticut General's revenues and expenses.

  L) CONTRACTHOLDER DEPOSIT FUNDS: Liabilities for contractholder deposit funds include deposits received from customers for investment-related and universal life products and investment earnings on their fund balances. These liabilities are adjusted to reflect administrative charges, policyholder share of unrealized appreciation or depreciation on investment assets and, for universal life fund balances, mortality charges.

  M) UNPAID CLAIMS AND CLAIM EXPENSES: Liabilities for unpaid claims and claim expenses are estimates of payments to be made under health and dental coverages for reported claims and for losses incurred but not yet reported. Management develops these estimates using actuarial methods based upon historical data for payment patterns, cost trends, product mix, seasonality, utilization of health care services and other relevant factors. When estimates change, Connecticut General records the adjustment in benefits, losses and settlement expenses.

  N) FUTURE POLICY BENEFITS: Future policy benefits are liabilities for estimated future obligations under traditional life and health policies and annuity products currently in force. These obligations are estimated using techniques that rely on assumptions as to estimated premiums, future investment yield, mortality, morbidity and withdrawals that allow for adverse deviation.

  Specifically, the estimates for individual life insurance and annuity future policy benefits are computed using interest rate assumptions that generally decline over the first 20 years and range from 2% to 11%. Mortality, morbidity and withdrawal assumptions are based on either Connecticut General's own experience or actuarial tables.

  O) UNEARNED PREMIUMS: Premiums for group life, accident, and health insurance are recognized as revenue on a pro rata basis over the contract period. The unrecognized portion of these premiums is recorded as unearned premiums.

  P) OTHER LIABILITIES: Other liabilities consist principally of postretirement and postemployment benefits and various insurance-related liabilities, including amounts related to reinsurance contracts and guaranty fund assessments that management can reasonably estimate.

  Q) TRANSLATION OF FOREIGN CURRENCIES: Connecticut General's foreign operations primarily use the local currency as their functional currency. Connecticut General uses exchange rates as of the balance sheet date to translate assets and liabilities into U.S. dollars. The translation gain or loss on functional currencies, net of applicable taxes, is generally reflected in accumulated other comprehensive income. Connecticut General uses average exchange rates during the year to translate revenues and expenses into U.S. dollars.

  R) PREMIUMS AND FEES, REVENUES AND RELATED EXPENSES: Premiums for group life, accident and health insurance are recognized as revenue on a pro rata basis over the contract period. Benefits, losses and settlement expenses are recognized when incurred.

  Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are recognized as revenue when due. Benefits, losses and settlement expenses are matched with premiums.

  Revenue for investment-related products is recognized as follows:

  - Net investment income on assets supporting investment-related products is recognized as earned.

  - Contract fees, which are based upon related administrative expenses, are assessed against the customer's fund balance ratably over the contract year.

  Benefit expenses for investment-related products consist primarily of income credited to policyholders in accordance with contract provisions.

  Revenue for universal life products is recognized as follows:

  - Net investment income on assets supporting universal life products is recognized as earned.

  - Fees for mortality are recognized ratably over the policy year.

  - Administration fees are recognized as services are provided.

  - Surrender charges are recognized as earned.

  Benefit expenses for universal life products consist of benefit claims in excess of policyholder account balances. Expenses are recognized when claims are filed, and income is credited in accordance with contract provisions.

  S) PARTICIPATING BUSINESS: Connecticut General's participating life insurance policies entitle policyholders to earn dividends that represent a portion of the earnings of Connecticut General. Participating insurance accounted for approximately 8% of Connecticut General's total life insurance in force at the end of 2000, and 7% at the end of 1999 and 1998.

  T) INCOME TAXES: Connecticut General and its domestic subsidiaries are included in the consolidated United States federal income tax return filed by CIGNA. The provision for federal income tax is calculated as if Connecticut General were filing a separate federal income tax return. Connecticut General generally recognizes deferred income taxes when assets and liabilities have different values for financial statement and tax reporting purposes (temporary differences).

  Note 7 contains detailed information about Connecticut General's income taxes.

NOTE 3 -- DISPOSITIONS

  Connecticut General conducts regular strategic and financial reviews of its businesses to ensure that capital is used effectively. As a result of these reviews, Connecticut General may acquire or dispose of assets, subsidiaries or lines of business.

  SALE OF PORTIONS OF U.S. LIFE REINSURANCE BUSINESS. As of June 1, 2000, Connecticut General sold its U.S. individual life, group life and accidental death reinsurance business for cash proceeds of approximately $170 million. The sale generated an after-tax gain of approximately $85 million, but recognition of that gain was deferred because the sale was structured as an indemnity reinsurance arrangement. The gain will be recognized on a declining basis over the remaining life of the reinsured business, primarily over 15 years. Connecticut General recognized $7 million of the deferred gain in 2000.

  Connecticut General has placed its remaining reinsurance businesses (including its accident, domestic health, international life and health, and specialty life reinsurance business) into run-off (run-off reinsurance business) and, accordingly, stopped underwriting new reinsurance business. During 2000, Connecticut General recorded charges totaling $86 million after-tax for the run-off reinsurance business, as follows:

  - A charge of $84 million to strengthen reserves, following a review of reserve assumptions for certain specialty life reinsurance contracts. These contracts guarantee certain minimum death benefits if variable annuity account values decline. These values are derived from underlying equity and bond mutual fund investments.

  - A charge of $2 million for restructuring costs (principally severance).

  SALE OF INDIVIDUAL LIFE INSURANCE AND ANNUITY BUSINESS. As of January 1, 1998, Connecticut General sold its individual life insurance and annuity business for cash proceeds of $1.4 billion. The sale generated an after-tax gain of approximately $770 million. Of this amount, $202 million was recognized when the sale was completed in 1998. The remaining gain was deferred because the principal agreement to sell this business was an indemnity reinsurance arrangement. The deferred portion is being recognized at the rate that earnings from the sold business would have been expected to emerge, primarily over 15 years on a declining basis. Connecticut General recognized $57 million of the deferred gain in 2000, $62 million in 1999 and $66 million in 1998.

  As part of the sale, Connecticut General transferred invested assets of $5.4 billion and various other assets and liabilities, and recorded a reinsurance recoverable of $5.8 billion for insurance liabilities retained.

NOTE 4 -- INVESTMENTS

  A) FIXED MATURITIES: The amortized cost and fair value by contractual maturity periods for fixed maturities, including policyholder share, were as follows at December 31, 2000:

--------------------------------------------------------------------------------
                                                              Amortized     Fair
(IN MILLIONS)                                                      Cost    Value
--------------------------------------------------------------------------------
Due in one year or less.....................................   $  1,071  $ 1,075
Due after one year through five years.......................      3,980    3,987
Due after five years through ten years......................      4,338    4,454
Due after ten years.........................................      2,675    2,958
Mortgage- and other asset-backed securities.................      5,384    5,365
--------------------------------------------------------------------------------
Total.......................................................   $ 17,448  $17,839
--------------------------------------------------------------------------------
                                                              ------------------

  Actual maturities could differ from contractual maturities because issuers may have the right to call or prepay obligations, with or without penalties. Also, in some cases maturity dates may be extended.

  Gross unrealized appreciation (depreciation) on fixed maturities, including policyholder share, by type of issuer was as follows:

----------------------------------------------------------------------------------------------------
                                                                   December 31, 2000
----------------------------------------------------------------------------------------------------
                                                   Amortized     Unrealized     Unrealized      Fair
(IN MILLIONS)                                           Cost   Appreciation   Depreciation     Value
----------------------------------------------------------------------------------------------------
Federal government and agency....................   $   439        $216          $  --       $   655
State and local government.......................       151           9             (1)          159
Foreign government...............................       246          11             (4)          253
Corporate........................................    11,228         428           (249)       11,407
Federal agency mortgage-backed...................       525          14             --           539
Other mortgage-backed............................     1,924          39            (24)        1,939
Other asset-backed...............................     2,935          62           (110)        2,887
----------------------------------------------------------------------------------------------------
Total............................................   $17,448        $779          $(388)      $17,839
----------------------------------------------------------------------------------------------------
                                                   -------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                                   December 31, 1999
----------------------------------------------------------------------------------------------------
                                                   Amortized     Unrealized     Unrealized      Fair
(IN MILLIONS)                                           Cost   Appreciation   Depreciation     Value
----------------------------------------------------------------------------------------------------
Federal government and agency....................   $   481        $130          $  (3)      $   608
State and local government.......................       167           6             (6)          167
Foreign government...............................       192           2             (9)          185
Corporate........................................    10,321         225           (343)       10,203
Federal agency mortgage-backed...................       760          10             (8)          762
Other mortgage-backed............................     1,633          15            (69)        1,579
Other asset-backed...............................     2,967          20           (178)        2,809
----------------------------------------------------------------------------------------------------
Total............................................   $16,521        $408          $(616)      $16,313
----------------------------------------------------------------------------------------------------
                                                   -------------------------------------------------

  At December 31, 2000, Connecticut General had commitments to purchase
$42 million of fixed maturities. Most of these commitments are to purchase unsecured investment grade bonds, bearing interest at a fixed market rate. These bond commitments are diversified by issuer and maturity date. Connecticut General expects to disburse approximately 89% of the committed amount in 2001.

  B) MORTGAGE LOANS AND REAL ESTATE: Connecticut General's mortgage loans and real estate investments are diversified by property type, location, and, for mortgage loans, borrower. Mortgage loans, which are secured by the related property, are generally made at less than 75% of the property's value.

  At December 31, the carrying values of mortgage loans and real estate investments, including policyholder share, were as follows:

----------------------------------------------------------------------------
(IN MILLIONS)                                                   2000    1999
----------------------------------------------------------------------------
Mortgage loans..............................................  $8,998  $8,980
                                                              ------  ------
Real estate:
  Held for sale.............................................     232     297
  Held to produce income....................................     276     478
                                                              ------  ------
Total real estate...........................................     508     775
----------------------------------------------------------------------------
Total.......................................................  $9,506  $9,755
----------------------------------------------------------------------------
                                                              --------------

  At December 31, mortgage loans and real estate investments comprised the following property types and geographic regions:

----------------------------------------------------------------------------
(IN MILLIONS)                                                   2000    1999
----------------------------------------------------------------------------
Property type:
  Retail facilities.........................................  $2,938  $3,018
  Office buildings..........................................   4,024   4,081
  Apartment buildings.......................................   1,129   1,191
  Industrial................................................     593     670
  Hotels....................................................     572     488
  Other.....................................................     250     307
----------------------------------------------------------------------------
Total.......................................................  $9,506  $9,755
----------------------------------------------------------------------------
                                                              --------------
Geographic region:
  Central...................................................  $2,878  $2,721
  Pacific...................................................   2,656   2,941
  Middle Atlantic...........................................   1,494   1,653
  South Atlantic............................................   1,662   1,531
  New England...............................................     816     909
----------------------------------------------------------------------------
Total.......................................................  $9,506  $9,755
----------------------------------------------------------------------------
                                                              --------------

MORTGAGE LOANS.

  At December 31, 2000, scheduled mortgage loan maturities were as follows (in billions): $0.9 in 2001, $1.0 in 2002, $1.6 in 2003, $1.4 in 2004, $1.2 in 2005,
and $2.9 thereafter.

  Actual maturities could differ from contractual maturities for several reasons. Borrowers may have the right to prepay obligations, with or without prepayment penalties; the maturity date may be extended; and loans may be refinanced.

  At December 31, 2000, Connecticut General had commitments to extend credit under commercial mortgage loan agreements of approximately $127 million, most of which were at a fixed market rate of interest. These loan commitments are diversified by property type and geographic region. Connecticut General expects to disburse the committed amount in 2001.

  At December 31, impaired mortgage loans and valuation reserves were as follows:

-------------------------------------------------------------------------
(IN MILLIONS)                                                 2000   1999
-------------------------------------------------------------------------
Impaired loans with no valuation reserves...................  $ 55   $184
Impaired loans with valuation reserves......................   169     52
                                                              ----   ----
Total impaired loans........................................   224    236
Less valuation reserves.....................................   (35)   (11)
-------------------------------------------------------------------------
Net impaired loans..........................................  $189   $225
-------------------------------------------------------------------------
                                                              -----------

  During the year ended December 31, changes in reserves for impaired mortgage loans, including policyholder share, were as follows:

------------------------------------------------------------------------
(IN MILLIONS)                                                 2000  1999
------------------------------------------------------------------------
Reserve balance -- January 1................................  $ 11  $  6
Transfers to foreclosed real estate.........................   (5)    --
Charge-offs upon sales......................................   (1)    --
Net change in valuation reserves............................    30     5
------------------------------------------------------------------------
Reserve balance -- December 31..............................  $ 35  $ 11
------------------------------------------------------------------------
                                                              ----------

  Impaired mortgage loans, before valuation reserves, averaged approximately $255 million in 2000, and $183 million in 1999. Interest income recorded (cash received) on impaired loans was approximately $17 million in 2000 and $19 million in 1999.

  During 1999, Connecticut General refinanced approximately $96 million of its mortgage loans at then current market rates for borrowers unable to obtain alternative financing. There were no such refinancings in 2000.

REAL ESTATE.

  During 2000, non-cash investing activities included $73 million of real estate acquired through foreclosure of mortgage loans, compared to $13 million for 1999 and $32 million for 1998. The total of valuation reserves and cumulative write-downs related to real estate, including policyholder share, was $69 million at the end of 2000, compared to $143 million at the end of 1999. Net investment income from real estate held for sale was $4 million for 2000 and $6 million for 1999. For 2000, write-downs upon foreclosure were $1 million and changes in valuation reserves were $3 million. Write-downs upon foreclosure and changes in valuation reserves were less than $1 million for 1999.

  As of December 31, 2000, Connecticut General had commitments to purchase
$59 million of real estate investments, diversified by property type and geographic region. Connecticut General expects to disburse approximately 68% of the committed amounts in 2001.

  C) SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS: Short-term investments and cash equivalents were primarily corporate securities of $371 million, money market funds of $149 million and federal government bonds of $49 million at December 31, 2000. Connecticut General's short-term investments and cash equivalents included $398 million in corporate securities, $77 million in federal government bonds and $133 million in asset-backed securities at December 31, 1999.

  D) NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS: Unrealized appreciation (depreciation) on investments carried at fair value at December 31 was as follows:

---------------------------------------------------------------------------
(IN MILLIONS)                                                  2000    1999
---------------------------------------------------------------------------
Unrealized appreciation:
  Fixed maturities..........................................  $ 779   $ 408
  Equity securities.........................................     18       7
                                                              -----   -----
                                                                797     415
                                                              -----   -----
Unrealized depreciation:
  Fixed maturities..........................................   (388)   (616)
  Equity securities.........................................    (22)     (2)
                                                              -----   -----
                                                               (410)   (618)
                                                              -----   -----
                                                                387    (203)
Less policyholder-related amounts...........................    321    (151)
                                                              -----   -----
Shareholder net unrealized appreciation (depreciation)......     66     (52)
Less deferred income taxes (benefits).......................     34      (7)
---------------------------------------------------------------------------
Net unrealized appreciation (depreciation)..................  $  32   $ (45)
---------------------------------------------------------------------------
                                                              -------------

  Components of the changes in net unrealized appreciation (depreciation) on investments, excluding policyholder share, for the year ended December 31 were as follows:

---------------------------------------------------------------------------------
(IN MILLIONS)                                                 2000    1999   1998
---------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments
  held......................................................  $87    $(405)  $137
Less taxes (benefits).......................................   30     (141)    48
                                                              ----   -----   ----
Unrealized appreciation (depreciation), net of taxes........   57     (264)    89
                                                              ----   -----   ----
(Losses) gains realized in net income.......................  (31)      (1)   195
Less (benefits) taxes.......................................  (11)      --     68
                                                              ----   -----   ----
(Losses) gains realized in net income, net of taxes.........  (20)      (1)   127
---------------------------------------------------------------------------------
Changes in net unrealized appreciation (depreciation).......  $77    $(263)  $(38)
---------------------------------------------------------------------------------
                                                              -------------------

  E) NON-INCOME PRODUCING INVESTMENTS: At December 31, the carrying values of investments, including policyholder share, that were non-income producing during the preceding 12 months were as follows:

------------------------------------------------------------------------
(IN MILLIONS)                                                 2000  1999
------------------------------------------------------------------------
Fixed maturities............................................  $  8  $  7
Mortgage loans..............................................     1     1
Real estate.................................................   156    76
Other long-term investments.................................    47    25
------------------------------------------------------------------------
Total.......................................................  $212  $109
------------------------------------------------------------------------
                                                              ----------

  F) DERIVATIVE FINANCIAL INSTRUMENTS: Connecticut General's investment strategy is to manage the characteristics of investment assets -- such as duration, yield, currency, and liquidity -- to reflect the varying characteristics of the related insurance and contractholder liabilities. In implementing its investment strategy, Connecticut General substantially limits its use of derivative instruments to hedging applications designed to minimize interest rate, foreign currency and equity price risks. The effects of derivatives were not material to Connecticut General's results of operations, liquidity or financial condition for 2000, 1999 or 1998.

HEDGE ACCOUNTING TREATMENT.

  Accounting rules provide that companies may use hedge accounting for a derivative instrument only when it is probable that there will be a high correlation between the changes in fair value or cash flow of the instrument and the changes in fair value or cash flow of the related hedged asset or liability. These changes are recognized together and generally offset each other.

  When hedge accounting treatment does not apply, Connecticut General records derivatives at fair value. Changes in fair value are then recognized in net income, or in contractholder deposit fund liabilities for certain derivatives associated with experience-rated pension policyholders. Note 2(B) discusses a recent accounting pronouncement on derivative instruments and hedging activities.

CREDIT RISK.

  Connecticut General routinely monitors exposure to credit risk associated with derivatives and diversifies the portfolio among approved dealers of high credit quality to minimize risk.

DERIVATIVE INSTRUMENTS USED.

  The table below presents information about the nature and accounting treatment of Connecticut General's derivative financial instruments, and includes their underlying notional amounts (in millions) at December 31:

----------------------------------------------------------------------------------------------
                                                                                      Notional
                                                                                      Amounts:
                                                                                          2000
Instrument  Risk Hedged             Purpose          Cash Flows   Accounting Policy       1999
----------------------------------------------------------------------------------------------
SWAPS       Interest     Connecticut         Connecticut         Fair value is            $322
            rate and     General hedges the  General             reported currently       $350
            foreign      interest or         periodically        in fixed
            currency     foreign currency    exchanges cash      maturities and net
            risk         cash flows of       flow differences    interest cash
                         fixed maturities    between variable    flows are reported
                         to match            and fixed interest  in net investment
                         associated          rates or between    income.
                         liabilities.        two currencies for
                         Currency swaps are  both principal and
                         primarily yen,      interest.
                         Canadian dollars
                         and euros.
----------------------------------------------------------------------------------------------

FORWARD     Interest     Connecticut         Connecticut         Fair value is          $4,352
SWAPS       rate risk    General hedges      General             reported currently     $1,793
                         fair value changes  periodically        in other long-term
                         of fixed maturity   exchanges the       investments or
                         and mortgage loan   difference between  other liabilities
                         investments held    variable and fixed  and in
                         primarily for       rate asset cash     contractholder
                         experience-rated    flows, beginning    deposit fund
                         pension             at a future date.   liabilities.
                         policyholders.
----------------------------------------------------------------------------------------------

WRITTEN     Primarily    Connecticut         Connecticut         Fair values are       Written
AND         equity risk  General writes      General receives    reported currently     $3,396
PURCHASED                reinsurance         (pays) an up-front  in other               $2,275
OPTIONS                  contracts to        fee and will        liabilities and     Purchased
                         minimize            periodically pay    other assets.          $2,717
                         customers' market   (receive) cash for  Changes in fair        $1,822
                         risks and           the unfavorable     value are reported
                         purchases           changes in          in other revenues
                         reinsurance         variable annuity    or other operating
                         contracts to        account values      expenses.
                         minimize the        based on
                         market risks        underlying mutual
                         assumed. These      funds when account
                         contracts are       holders elect to
                         accounted for as    receive minimum
                         written and         income payments.
                         purchased options.
                         ---------------------------------------------------------------------

                         Connecticut         Connecticut         Purchased options   Purchased
                         General purchases   General pays an     are recorded in          $118
                         options to offset   up-front fee to     other assets at           $--
                         the effect of       third parties and   amortized cost
                         income credited to  may receive cash    adjusted for
                         certain universal   at the end of the   current equity
                         life                contract, based on  indices with
                         policyholders,      the change in an    resulting income
                         which is based on   equity index.       or expense
                         the change in an                        reported in
                         equity index.                           benefit expense.
----------------------------------------------------------------------------------------------

  G) OTHER: As of December 31, 2000 and 1999, Connecticut General did not have a concentration of investments in a single issuer or borrower exceeding 10% of shareholder's equity requiring disclosure.

NOTE 5 -- INVESTMENT INCOME AND GAINS AND LOSSES

  A) NET INVESTMENT INCOME: The components of net investment income, including policyholder share, for the year ended December 31 were as follows:

--------------------------------------------------------------------------------------
(IN MILLIONS)                                                   2000     1999     1998
--------------------------------------------------------------------------------------
Fixed maturities............................................  $1,391   $1,336   $1,386
Equity securities...........................................       4        2        1
Mortgage loans..............................................     714      754      739
Policy loans................................................     200      257      459
Real estate.................................................     108      148      142
Other long-term investments.................................      37       22       19
Short-term investments......................................      40       39       18
                                                              ------   ------   ------
                                                               2,494    2,558    2,764
Less investment expenses....................................      99      137      127
--------------------------------------------------------------------------------------
Net investment income.......................................  $2,395   $2,421   $2,637
--------------------------------------------------------------------------------------
                                                              ------------------------

  Net investment income attributable to policyholder contracts (which is included in Connecticut General's revenues and is primarily offset by amounts included in benefits, losses and settlement expenses) was approximately
$1.4 billion for 2000 and 1999, and $1.6 billion for 1998. Net investment income for separate accounts (which is not reflected in Connecticut General's revenues) was $2.0 billion for 2000, $1.7 billion for 1999 and $1.5 billion for 1998.

  Fixed maturities and mortgage loans on which Connecticut General recognizes interest income only when cash is received (referred to as non-accrual investments), including policyholder share, were as follows at December 31:

------------------------------------------------------------------------
(IN MILLIONS)                                                 2000  1999
------------------------------------------------------------------------
Restructured................................................  $159  $176
Delinquent..................................................    49    12
------------------------------------------------------------------------
Total non-accrual investments...............................  $208  $188
------------------------------------------------------------------------
                                                              ----------

  For 2000 and 1998, net investment income would have been higher by $8 million in those years if interest on non-accrual investments had been recognized in accordance with their original terms. In 1999, net investment income was $9 million higher than it would have been under the original terms of these investments, reflecting collections of some prior year unrecognized interest income.

  B) REALIZED INVESTMENT GAINS AND LOSSES: Realized gains and losses on investments, excluding policyholder share, for the year ended December 31 were as follows:

--------------------------------------------------------------------------------
(IN MILLIONS)                                                 2000   1999   1998
--------------------------------------------------------------------------------
Fixed maturities............................................  $(34)  $(3)   $34
Equity securities...........................................    3      2      3
Mortgage loans..............................................   (5)    (1)    22
Real estate.................................................   22      5     10
Other.......................................................    3      4     24
                                                              ----   ---    ---
                                                              (11)     7     93
Less income taxes...........................................   (4)    (1)    33
--------------------------------------------------------------------------------
Net realized investment gains...............................  $(7)   $ 8    $60
--------------------------------------------------------------------------------
                                                              ------------------

  Realized investment gains and losses included impairments in the value of investments, net of recoveries, of $32 million in 2000 and $9 million in 1999. In 1998, realized investment gains and losses included recoveries in the value of investments, net of impairments, of $5 million.

  Realized investment gains (losses) that are not reflected in Connecticut General's revenues for the year ended December 31 were as follows:

------------------------------------------------------------------------------------
(IN MILLIONS)                                                   2000     1999   1998
------------------------------------------------------------------------------------
Separate accounts...........................................  $1,788   $2,253   $494
Policyholder contracts......................................  $  (60)  $   31   $201
------------------------------------------------------------------------------------

  Sales of available-for-sale fixed maturities and equity securities, including policyholder share, for the year ended December 31 were as follows:

--------------------------------------------------------------------------------------
(IN MILLIONS)                                                   2000     1999     1998
--------------------------------------------------------------------------------------
Proceeds from sales.........................................  $2,137   $2,360   $2,884
Gross gains on sales........................................  $   63   $   65   $  180
Gross losses on sales.......................................  $  (51)  $  (26)  $  (41)
--------------------------------------------------------------------------------------

NOTE 6 -- SHAREHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS

  The Connecticut Insurance Department, which regulates Connecticut General, prescribes accounting practices (which differ in some respects from generally accepted accounting principles) to determine statutory net income and surplus.

  Connecticut General's statutory net income for the year ended, and surplus as of, December 31 were as follows:

--------------------------------------------------------------------------------------
(IN MILLIONS)                                                   2000     1999     1998
--------------------------------------------------------------------------------------
Net income..................................................  $  643   $  759   $  824
Surplus.....................................................  $2,011   $1,934   $1,789
--------------------------------------------------------------------------------------

  Connecticut General is subject to regulatory restrictions that limit the amount of annual dividends or other distributions (such as loans or cash advances) they may extend to their shareholder without prior approval of regulatory authorities. The maximum dividend distribution that Connecticut General may make during 2001 without prior approval is $604 million. The amount of net assets which cannot be distributed without prior approval as of December 31, 2000 was approximately $3.0 billion.

  Connecticut General's capital stock consisted of 5,978,322 shares of common stock authorized and outstanding as of December 31, 2000 and 1999 (par value $5).

NOTE 7 -- INCOME TAXES

  Connecticut General's net deferred tax assets of $1.1 billion as of December 31, 2000, and $933 million as of December 31, 1999, reflect management's belief that Connecticut General's taxable income in future years will be sufficient to realize the net deferred tax assets. This determination is based on Connecticut General's earnings history and future expectations.

  Through 1983, a portion of Connecticut General's statutory income was not subject to current income taxation, but was accumulated in a designated policyholders' surplus account. Additions to the account were no longer permitted beginning in 1984. Connecticut General's existing account balance of $450 million would result in a $158 million tax liability only if it were distributed or treated as distributed to shareholders as defined by the Internal Revenue Code. Connecticut General has not provided taxes on this amount because management believes it is remote that conditions requiring taxation will be met.

  CIGNA's federal income tax returns are routinely audited by the Internal Revenue Service (IRS). During 2000, the IRS completed a review of CIGNA's consolidated federal tax returns for the years 1994 through 1996. The settlement of the audit resulted in an increase in net income of $17 million in 2000. In management's opinion, adequate tax liabilities have been established for all years.

  The tax effect of temporary differences that create deferred income tax assets and liabilities as of December 31 were as follows:

----------------------------------------------------------------------------
(IN MILLIONS)                                                   2000    1999
----------------------------------------------------------------------------
Deferred tax assets:
  Employee and retiree benefit plans........................  $  214  $  190
  Other insurance and contractholder liabilities............     232     142
  Deferred gains on sales of businesses.....................     251     235
  Investments, net..........................................     323     327
  Policy acquisition expenses...............................     121     108
  Unrealized depreciation on investments....................      --       7
  Other.....................................................      10      --
                                                              ------  ------
Total deferred tax assets...................................  $1,151  $1,009
                                                              ------  ------
Deferred tax liabilities:
  Unrealized appreciation on investments....................      34      --
  Depreciation and amortization.............................      63      68
  Other.....................................................      --       8
                                                              ------  ------
Total deferred tax liabilities..............................      97      76
----------------------------------------------------------------------------
Net deferred income tax assets..............................  $1,054  $  933
----------------------------------------------------------------------------
                                                              --------------

  The components of income taxes for the year ended December 31 were as follows:

----------------------------------------------------------------------------------
(IN MILLIONS)                                                  2000   1999    1998
----------------------------------------------------------------------------------
Current taxes:
  U.S. income...............................................  $ 478   $258   $ 617
  Foreign income............................................      2      6       5
  State income..............................................      4      4      14
                                                              -----   ----   -----
                                                                484    268     636
                                                              -----   ----   -----
Deferred taxes (benefits):
  U.S. income...............................................   (164)    90    (205)
  State income..............................................     --     --      (6)
                                                              -----   ----   -----
                                                               (164)    90    (211)
----------------------------------------------------------------------------------
Total income taxes..........................................  $ 320   $358   $ 425
----------------------------------------------------------------------------------
                                                              --------------------

  Total income taxes for the year ended December 31 were different from the amount computed using the nominal federal income tax rate of 35% for the following reasons:

--------------------------------------------------------------------------------
(IN MILLIONS)                                                 2000   1999   1998
--------------------------------------------------------------------------------
Tax expense at nominal rate.................................  $351   $371   $431
Tax-exempt interest income..................................    (4)    (4)    (4)
Dividends received deduction................................   (13)    (9)   (13)
Amortization of goodwill....................................     5      5      5
State income tax (net of federal income tax benefit)........     2      3      5
Resolved federal tax audit issues...........................   (17)    --     --
Other.......................................................    (4)    (8)     1
--------------------------------------------------------------------------------
Total income taxes..........................................  $320   $358   $425
--------------------------------------------------------------------------------
                                                              ------------------

NOTE 8 -- PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

  A) PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS: Connecticut General provides pension and certain health care and life insurance benefits to eligible retired employees, spouses and other eligible dependents through various plans. The expenses of retirement plans are allocated to Connecticut General along with other benefit cost allocations.

  Pension benefits are provided through a plan sponsored by CIGNA covering most domestic employees and by a separate pension plan for former agents. CIGNA funds the pension plans at least at the minimum amount required by the Employee Retirement Income Security Act of 1974. A pension credit of $5 million was allocated to Connecticut General in 2000. The allocated pension cost for Connecticut General was $19 million in 1999 and 1998. The plans had deposits with Connecticut General totaling approximately $1.8 billion at December 31, 2000 and $2.1 billion at December 31, 1999.

  Expense for postretirement benefits other than pensions allocated to Connecticut General totaled $8 million for 2000, $6 million for 1999 and $2 million for 1998. The other postretirement benefit liability included in accounts payable, accrued expenses and other liabilities was $369 million as of December 31, 2000 and $377 million as of December 31, 1999.

  B) 401(k) PLANS: CIGNA sponsors several 401(k) plans in which CIGNA matches a portion of employees' pre-tax contributions. Participants may invest in CIGNA common stock, several diversified stock funds, a bond fund and a fixed-income fund.

  CIGNA may elect to increase its matching contributions if CIGNA's annual performance meets certain targets. A substantial amount of CIGNA's matching contributions are invested in CIGNA common stock. Connecticut General's allocated expense for these plans was $23 million for 2000, $20 million for 1999 and $22 million for 1998.

NOTE 9 -- REINSURANCE

  In the normal course of business, Connecticut General enters into agreements with other insurance companies to assume and cede reinsurance. Reinsurance is ceded primarily to limit losses from large exposures and to permit recovery of a portion of direct losses. Reinsurance does not relieve the originating insurer of liability. Connecticut General evaluates the financial condition of its reinsurers and monitors their concentrations of credit risk to confirm that Connecticut General and its reinsurers are not unduly exposed to risk in the same geographic regions or industries.

  INDIVIDUAL LIFE AND ANNUITY REINSURANCE. At December 31, 2000, Connecticut General had a reinsurance recoverable of $5.9 billion from Lincoln National Corporation that arose from the 1998 sale of Connecticut General's individual life insurance and annuity business to Lincoln through an indemnity reinsurance transaction. See Note 3 for information about this sale.

  UNICOVER. The run-off reinsurance operations includes approximately a 35% share in the primary layer of a workers' compensation reinsurance pool, which was formerly managed by Unicover Managers, Inc. The pool had obtained reinsurance for a significant portion of its exposure to claims, but disputes have arisen regarding this reinsurance (retrocessional) coverage. The retrocessionaires have commenced arbitration in the United States against Unicover and the pool members, seeking rescission or damages.

  Resolution of these matters is likely to take some time and the outcomes are uncertain. If some or all of the arbitration results are unfavorable, Connecticut General could incur losses material to its consolidated results of operations. However, management does not expect these outcomes to have a material adverse effect on Connecticut General's liquidity or financial condition.

  OTHER REINSURANCE. Connecticut General could have losses if reinsurers fail to indemnify Connecticut General on other reinsurance arrangements, whether because of reinsurer insolvencies or contract disputes. However, management does not expect charges for other unrecoverable reinsurance to have a material effect on Connecticut General's results of operations, liquidity or financial condition.

  EFFECTS OF REINSURANCE. In Connecticut General's consolidated income statements, premiums and fees were net of ceded premiums, and benefits, losses and settlement expenses were net of reinsurance recoveries, in the following amounts:

--------------------------------------------------------------------------------------------
(IN MILLIONS)                                                     2000       1999       1998
--------------------------------------------------------------------------------------------
PREMIUMS AND FEES
Short duration contracts:
  Direct....................................................   $4,801     $4,248     $3,763
  Assumed...................................................      707        651        286
  Ceded.....................................................     (127)      (105)      (237)
                                                               ------     ------     ------
                                                                5,381      4,794      3,812
                                                               ------     ------     ------
Long-duration contracts:
  Direct....................................................    1,643      1,750      1,998
  Assumed...................................................      698        635        564
  Ceded:
    Individual life insurance and annuity business sold.....     (461)      (462)      (557)
    Other...................................................     (189)      (144)      (134)
                                                               ------     ------     ------
                                                                1,691      1,779      1,871
--------------------------------------------------------------------------------------------
Total premiums and fees.....................................   $7,072     $6,573     $5,683
--------------------------------------------------------------------------------------------
                                                              ------------------------------
REINSURANCE RECOVERIES
Individual life insurance and annuity business sold.........   $  308     $  362     $  550
Other.......................................................      222        194        149
--------------------------------------------------------------------------------------------
Total.......................................................   $  530     $  556     $  699
--------------------------------------------------------------------------------------------
                                                              ------------------------------

  The effects of reinsurance on written premiums and fees for short-duration contracts were not materially different from the recognized premium and fees amounts shown in the above table.

NOTE 10 -- LEASES AND RENTALS

  Rental expenses for operating leases, principally for office space, amounted to $45 million in 2000 and $42 million in 1999 and 1998.

  As of December 31, 2000, future net minimum rental payments under non-cancelable operating leases were approximately $355 million, payable as follows (in millions): $55 in 2001, $48 in 2002, $43 in 2003, $40 in 2004, $36
in 2005 and $133 thereafter.

NOTE 11 -- SEGMENT INFORMATION

  Operating segments generally reflect groups of related products. Connecticut General's operations are not materially dependent on one or a few customers, brokers or agents.

  Connecticut General presents segment information as follows:

      EMPLOYEE HEALTH CARE, LIFE AND DISABILITY BENEFITS, which combines Connecticut General's Health Care and Group Insurance segments, offers a range of indemnity group health and managed care products and services through guaranteed cost, experience-rated and alternative funding arrangements such as administrative services only and minimum premium plans. This segment also offers group life and disability coverages.

      EMPLOYEE RETIREMENT BENEFITS AND INVESTMENT SERVICES provides investment products and professional services primarily to sponsors of qualified pension, profit sharing and retirement savings plans. This segment also provides certain corporate and variable life insurance products.

      OTHER OPERATIONS includes:

     - as discussed in Note 3, the deferred gains recognized from:

        - the 1998 sale of the individual life insurance and annuity business and

        -  the 2000 sale of certain reinsurance operations;

     - corporate life insurance on which policy loans are outstanding (leveraged corporate life insurance);

     - reinsurance operations (consisting of the sold reinsurance operations prior to the date of sale and the run-off reinsurance business);

     - settlement annuity business; and

     - as discussed in Note 7, the amount received from the resolution of federal tax audits.

  Connecticut General measures the financial results of its segments using operating income (which is net income excluding after-tax realized investment results). Connecticut General determines operating income for each segment consistent with the accounting policies for the consolidated financial statements. Connecticut General allocates other corporate general, administrative and systems expenses on systematic bases. Income taxes are generally computed as if each segment were filing separate income tax returns.

  SEGMENT REPORTING CHANGES. Beginning January 1, 2000, Connecticut General combined the operations of a new business initiative (the results of which had been previously reported in Other Operations) with a business that is reported in the Employee Health Care, Life and Disability Benefits segment. Prior periods have been reclassified to conform to this presentation.

  Summarized segment financial information for the year ended and as of December 31 was as follows:

--------------------------------------------------------------------------------------------
(IN MILLIONS)                                                     2000       1999       1998
--------------------------------------------------------------------------------------------
EMPLOYEE HEALTH CARE, LIFE AND DISABILITY BENEFITS
Premiums and fees and other revenues........................  $ 6,280    $ 5,769    $ 5,012
Net investment income.......................................      283        267        290
--------------------------------------------------------------------------------------------
Segment revenues............................................    6,563      6,036      5,302
Income taxes................................................      220        171        111
Operating income............................................      394        308        190
Assets under management:
  Invested assets...........................................    3,464      3,341      3,519
  Separate account assets...................................    1,943      2,038      1,702
--------------------------------------------------------------------------------------------
Total.......................................................  $ 5,407    $ 5,379    $ 5,221
--------------------------------------------------------------------------------------------
EMPLOYEE RETIREMENT BENEFITS AND INVESTMENT SERVICES
Premiums and fees and other revenues........................  $   334    $   251    $   239
Net investment income.......................................    1,609      1,596      1,605
--------------------------------------------------------------------------------------------
Segment revenues............................................    1,943      1,847      1,844
Income taxes................................................      102        124        113
Operating income............................................      248        258        245
Assets under management:
  Invested assets...........................................   21,458     20,183     20,511
  Separate account assets...................................   32,033     32,996     30,717
--------------------------------------------------------------------------------------------
Total.......................................................  $53,491    $53,179    $51,228
--------------------------------------------------------------------------------------------
OTHER OPERATIONS
Premiums and fees and other revenues........................  $   568    $   664    $   859
Net investment income.......................................      503        558        742
--------------------------------------------------------------------------------------------
Segment revenues............................................    1,071      1,222      1,601
Income taxes................................................        2         64        168
Operating income............................................       48        128        311
Assets under management:
  Invested assets...........................................    6,415      6,401     10,006
  Separate account assets...................................    1,831      2,887      2,229
--------------------------------------------------------------------------------------------
Total.......................................................  $ 8,246    $ 9,288    $12,235
--------------------------------------------------------------------------------------------
                                                              ------------------------------

--------------------------------------------------------------------------------------------
(IN MILLIONS)                                                     2000       1999       1998
--------------------------------------------------------------------------------------------
REALIZED INVESTMENT (LOSSES) GAINS
Realized investment (losses) gains..........................  $   (11)   $     7    $    93
Income taxes (benefits).....................................       (4)        (1)        33
--------------------------------------------------------------------------------------------
Realized investment (losses) gains, net of taxes
 (benefits).................................................  $    (7)   $     8    $    60
--------------------------------------------------------------------------------------------
TOTAL
Premiums and fees and other revenues........................  $ 7,182    $ 6,684    $ 6,110
Net investment income.......................................    2,395      2,421      2,637
Realized investment (losses) gains..........................      (11)         7         93
--------------------------------------------------------------------------------------------
Total revenues..............................................    9,566      9,112      8,840
Income taxes................................................      320        358        425
Operating income............................................      690        694        746
Realized investment (losses) gains, net of taxes
 (benefits).................................................       (7)         8         60
--------------------------------------------------------------------------------------------
Net income..................................................      683        702        806
--------------------------------------------------------------------------------------------
Assets under management
  Invested assets...........................................   31,337     29,925     34,036
  Separate account assets...................................   35,807     37,921     34,648
--------------------------------------------------------------------------------------------
Total.......................................................  $67,144    $67,846    $68,684
--------------------------------------------------------------------------------------------
                                                              ------------------------------

  Premiums and fees and other revenues by product type were as follows for the year ended December 31:

--------------------------------------------------------------------------------------------
(IN MILLIONS)                                                     2000       1999       1998
--------------------------------------------------------------------------------------------
Medical and Dental..........................................   $4,793     $4,388     $3,566
Group Life..................................................    1,118      1,282      1,363
Other.......................................................    1,271      1,014      1,181
--------------------------------------------------------------------------------------------
Total.......................................................   $7,182     $6,684     $6,110
--------------------------------------------------------------------------------------------
                                                              ------------------------------

  Connecticut General's foreign activities, including premiums and fees, net income, translation adjustments, transaction losses and long-lived assets for the years ended and as of December 31, 2000, 1999 and 1998 were not material.

NOTE 12 -- RELATED PARTY TRANSACTIONS

  Connecticut General has assumed the settlement annuity and group pension business written by Life Insurance Company of North America (LINA), an affiliate. Reserves held by Connecticut General for this business were $1.4 billion at December 31, 2000 and $1.5 billion at December 31, 1999. Beginning in 2000, Connecticut General has also assumed the settlement annuity and group pension business written by CIGNA Life Insurance Company of New York (CLICNY), another affiliate. Reserves held by Connecticut General for this business were approximately $200 million at December 31, 2000.

  Effective January 1, 1999, Connecticut General entered into a contract to assume certain accident and health business from CLICNY. Connecticut General assumed premiums of $602 million in 2000 and $439 million in 1999, and held reserves of $30 million at December 31, 2000 and $35 million at December 31, 1999.

  Connecticut General cedes long-term disability business to LINA. Reinsurance recoverables from LINA were $747 million at December 31, 2000 and $787 million at December 31, 1999. In 1999, as part of this reinsurance arrangement, LINA paid an experience refund of $33 million on an after-tax basis to Connecticut General related to the period 1992-1994.

  Connecticut General has an arrangement with International Rehabilitation Services Inc., an affiliate, to receive certain rehabilitation, utilization review and medical review services. The Company paid $94 million in 2000 and $70 million in 1999 for these services.

  Connecticut General, along with other CIGNA subsidiaries, has entered into an arrangement with CIGNA Investments Inc., for investment advisory services. Fees paid by the Company during 2000 totaled $29 million and $30 million in 1999.

  Connecticut General has an arrangement with CIGNA Health Corporation and its subsidiaries and affiliates to provide managed care provider networks and other administrative services for group health benefit plans insured or administered by the Company. Fees paid by the Company totaled $886 million in 2000 and $772 million in 1999.

  Connecticut General had lines of credit available from affiliates totaling $600 million at December 31, 2000 and 1999. All borrowings are payable upon demand with interest rates equivalent to CIGNA's average monthly short-term borrowing rate plus 1/4 of 1%. Interest expense was less than $1 million in 2000 and 1999. In 1998, interest expense was $2 million. There were no borrowings outstanding under such lines at the end of 2000 or 1999.

  Connecticut General had extended lines of credit to affiliates totaling
$600 million at December 31, 2000 and 1999. All loans are payable upon demand with interest rates equivalent to CIGNA's short-term borrowing rate. There were no amounts outstanding as of December 31, 2000 or 1999.

  Connecticut General, together with other CIGNA subsidiaries, has entered into a pooling arrangement known as the CIGNA Corporate Liquidity Account (the Account) for the purpose of increasing earnings on short-term investments. Withdrawals from the Account, up to the total amount of the participant's investment in the Account, are allowed on a demand basis. Connecticut General had balances in the Account of approximately $600 million at December 31, 2000 and $800 million at December 31, 1999.

  CIGNA allocates to Connecticut General its share of operating expenses incurred at the corporate level. Connecticut General also allocates a portion of its operating expenses to affiliated companies for whom it performs certain administrative services.

NOTE 13 -- CONTINGENCIES

  A) FINANCIAL GUARANTEES: Connecticut General is contingently liable for various financial guarantees provided in the ordinary course of business.

  Connecticut General guarantees a minimum level of benefits for certain separate account contracts. If assets in these separate accounts are insufficient to fund minimum policy benefits, Connecticut General is obligated to pay the difference. As of December 31, 2000, Connecticut General guaranteed minimum benefits of $4.3 billion for separate account contracts, compared to $4.9 billion at the end of 1999. Connecticut General establishes a liability if management believes that Connecticut General will be required to make a payment under a separate account contract guarantee. No such liabilities were required as of December 31, 2000 or 1999. If Connecticut General becomes obligated to make payments as a result of these guarantees, those obligations may adversely affect Connecticut General's results of operations in future periods. However, management does not expect these guarantee obligations to have a material adverse effect on Connecticut General's liquidity or financial condition.

  The management fee that Connecticut General charges to separate accounts includes a guarantee fee. These fees are recognized in income as earned.

  B) REGULATORY AND INDUSTRY DEVELOPMENTS: Connecticut General's businesses are subject to a changing social, economic, legal, legislative and regulatory environment. Some of the more significant current issues that may affect Connecticut General's businesses include:

  - initiatives to increase health care regulation;

  - efforts to expand tort liability of health plans;

  - lawsuits targeting many health care companies including CIGNA;

  - initiatives to restrict insurance pricing and the application of underwriting standards; and

  - efforts to revise federal tax laws.

  HEALTH CARE REGULATION. Efforts continue in the federal and state legislatures and in the courts to increase regulation of the health care industry and change its operational practices. Regulatory and operational changes could have an adverse effect on Connecticut General's health care operations if they reduce marketplace competition and innovation or result in increased medical or administrative costs without improving the quality of care. Debate at the federal level over "managed care reform" and "patients' bill of rights" legislation is expected to continue.

  Final privacy regulations under the Health Insurance Portability and Accountability Act of 1996 were issued in December 2000 but have been re-opened for public comment and possible revision. The regulations cover all aspects of the health care delivery system and address the use and disclosure of personally identifiable health care information. Compliance with the currently issued privacy regulations is required by mid-2003, and would require significant systems enhancements, training and administrative efforts.

  Other regulatory changes that have been under consideration and that could have an adverse effect on Connecticut General's health care operations include:

  - mandated benefits or services that increase costs without improving the quality of care;

  - narrowing of the Employee Retirement Income Security Act of 1974 (ERISA) preemption of state tort laws;

  - changes in ERISA regulations imposing increased administrative burdens and costs;

  - restrictions on the use of prescription drug formularies;

  - privacy legislation that interferes with the proper use of medical information for research, coordination of medical care and disease management; and

  - proposed legislation that would exempt independent physicians from the antitrust laws.

  The health care industry is under increasing scrutiny by various state and federal government agencies and may be subject to government efforts to bring criminal actions in circumstances that would previously have given rise only to civil or administrative proceedings.

  TAX BENEFITS FOR CORPORATE LIFE INSURANCE. In 1996, Congress passed legislation implementing a three-year phase-out period for tax deductibility of policy loan interest for most leveraged corporate life insurance products. As a result, management expects revenues and operating income associated with these products to decline. In 2000, revenues of $297 million and operating income of $36 million were from products affected by this legislation.

  STATUTORY ACCOUNTING PRINCIPLES. In 1998, the NAIC adopted standardized statutory accounting principles. Connecticut, in which Connecticut General is domiciled, has adopted these principles effective as of January 1, 2001. Connecticut General does not expect the implementation of these principles to materially impact its ability to make dividend payments (or other distributions) to CIGNA or to affect its capacity to meet obligations under insurance policies.

  INSOLVENCY FUNDS. Many states maintain funds to pay the obligations of insolvent insurance companies. Regulators finance these funds by imposing assessments against insurance companies operating in the state. In some states, insurance companies can recover a portion of these assessments through a reduction in future premium taxes. Connecticut General recorded pre-tax charges for continuing operations of $2 million for 2000, $8 million for 1999 and $18 million for 1998, before giving effect to future premium tax recoveries, for insolvency fund and other insurance-related assessments that can be reasonably estimated.

  C) CLASS ACTION LAWSUITS AND OTHER LITIGATION: Connecticut General and/or its affiliates and several health care industry competitors are defendants in proposed class action lawsuits. These lawsuits allege violations under RICO and ERISA. In addition, Connecticut General is routinely involved in lawsuits arising, for the most part, in the ordinary course of the business of administering and insuring employee benefit programs. The outcome of litigation is always uncertain. With the exception of certain reinsurance arbitration proceedings (the possible results of which are discussed in Note 9), Connecticut General does not believe that any legal proceedings currently threatened or pending involving Connecticut General will result in losses that would be material to results of operations, liquidity or financial condition.

                               PricewaterhouseCoopers LLP
                               100 Pearl Street
                               Hartford CT 06103-4508
                               Telephone (860) 241-7000
                               Facsimile (860) 241-7590

PRICEWATERHOUSECOOPERS  [LOGO]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Corporate Insurance Variable Life Separate Account 02

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the schedule of selected per unit data present fairly in all material respects, the financial position of each of the sub accounts, Alger American Fund - Alger American Growth Portfolio, Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio, CIGNA Variable Products Group - CIGNA Variable Products Money Market Fund, CIGNA Variable Products S&P 500 Index Fund, CIGNA Variable Products Investment Grade Bond Fund, Deutsche Asset Management Fund - VIT EAFE-Registered Trademark- Equity Index Fund, VIT Small Cap Index Fund, Fidelity Variable Insurance Products Fund - Equity-Income Portfolio, High Income Portfolio, Fidelity Variable Insurance Products Fund II - Investment Grade Bond Portfolio, Janus Aspen Series - Janus Aspen Series Worldwide Growth Portfolio, Janus Aspen Series Balanced Portfolio, MFS Variable Insurance Trust - MFS Emerging Growth Series, MSF Total Return Series, Neuberger Berman - AMT Partners Portfolio, OCC Accumulation Trust - OCC Equity Portfolio, OCC Managed Portfolio, OCC Small Cap Portfolio, Templeton Variable Products Series Fund - Templeton International Fund - Class I (constituting the CG Corporate Insurance Variable Life Separate Account 02, hereafter referred to as "the Account") at
December 31, 2000, the results of its operations and the changes in its net assets for each of the three years in the period then ended and the schedule of selected per unit data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and schedule of selected per unit data (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

February 20, 2001

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                                                                                       CIGNA VARIABLE
                                                                                       PRODUCTS GROUP
                                     ALGER AMERICAN FUND SUB-ACCOUNTS                   SUB-ACCOUNTS
                                ------------------------------------------  -------------------------------------
                                                 MIDCAP         SMALL                                  INVESTMENT
                                   GROWTH        GROWTH     CAPITALIZATION  MONEY MARKET    S&P 500    GRADE BOND
                                ------------  ------------  --------------  ------------  -----------  ----------
ASSETS:
Investment in variable
  insurance funds at fair
  value.......................   $3,734,204    $2,605,866     $2,667,628     $7,439,303   $36,709,005  $7,039,376
Receivable from Connecticut
  General Life Insurance
  Company.....................          110       --             --                 183           758         125
                                 ----------    ----------     ----------     ----------   -----------  ----------
    Total assets..............    3,734,314     2,605,866      2,667,628      7,439,486    36,709,763   7,039,501
                                 ----------    ----------     ----------     ----------   -----------  ----------

LIABILITIES:
Payable to Connecticut General
  Life
  Insurance Company...........      --                 28             57        --            --           --
                                 ----------    ----------     ----------     ----------   -----------  ----------
    Total liabilities.........      --                 28             57        --            --           --
                                 ----------    ----------     ----------     ----------   -----------  ----------
    Net assets................   $3,734,314    $2,605,838     $2,667,571     $7,439,486   $36,709,763  $7,039,501
                                 ==========    ==========     ==========     ==========   ===========  ==========
Accumulation units
  outstanding -- Contracts
  sold after May 1, 1998 (RVUL
  01).........................       81,974        40,895         35,511        550,709     1,832,988     353,257
Net asset value per
  accumulation unit...........   $   19.210    $   20.530     $   14.711     $   11.848   $    16.501  $   10.671
Accumulation units
  outstanding -- Contracts
  sold after April 30, 1998
  (RVUL 02)...................      192,460       122,106        196,426         81,683       536,980     301,234
Net asset value per
  accumulation unit...........   $   11.221    $   14.465     $   10.921     $   11.198   $    12.037  $   10.855
                                 ----------    ----------     ----------     ----------   -----------  ----------
Accumulation net assets.......   $3,734,314    $2,605,838     $2,667,571     $7,439,486   $36,709,763  $7,039,501
                                 ==========    ==========     ==========     ==========   ===========  ==========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2000

                                                                                       FIDELITY
                                                                                       VARIABLE
                                                                                      INSURANCE
                                                                FIDELITY VARIABLE      PRODUCTS
                                                                    INSURANCE          FUND II
                                                                  PRODUCTS FUND          SUB-       JANUS ASPEN SERIES
                                 DEUTSHE VIT - SUB-ACCOUNTS        SUB-ACCOUNTS        ACCOUNTS        SUB-ACCOUNTS
                                ----------------------------  ----------------------  ----------  ----------------------
                                                  SMALL        EQUITY-       HIGH     INVESTMENT
                                EAFE EQUITY   CAPITALIZATION    INCOME      INCOME    GRADE BOND  WORLDWIDE    BALANCED
                                ------------  --------------  ----------  ----------  ----------  ----------  ----------
ASSETS:
Investment in variable
  insurance funds at fair
  value.......................    $247,448       $170,621     $1,796,641  $1,243,550  $4,538,124  $6,900,201   $204,953
Receivable from Connecticut
  General Life Insurance
  Company.....................      --            --              --          --          --              41          4
                                  --------       --------     ----------  ----------  ----------  ----------   --------
    Total assets..............     247,448        170,621      1,796,641   1,243,550   4,538,124   6,900,242    204,957
                                  --------       --------     ----------  ----------  ----------  ----------   --------

LIABILITIES:
Payable to Connecticut General
  Life Insurance Company......          68             25             45          33         163      --         --
                                  --------       --------     ----------  ----------  ----------  ----------   --------
    Total liabilities.........          68             25             45          33         163      --         --
                                  --------       --------     ----------  ----------  ----------  ----------   --------
    Net assets................    $247,380       $170,596     $1,796,596  $1,243,517  $4,537,961  $6,900,242   $204,957
                                  ========       ========     ==========  ==========  ==========  ==========   ========
Accumulation units outstanding
  -- Contracts sold after
  May 1, 1998 (RVUL 01).......      20,847         14,000        111,225      60,443     322,785     220,149     19,798
Net asset value per
  accumulation unit...........    $ 10.635       $ 12.012     $   14.862  $    8.994  $   12.628  $   19.785   $  9.696
Accumulation units outstanding
  -- Contracts sold after
  April 30, 1998 (RVUL 02)....       2,810            216         12,381      86,300      40,665     191,136      1,375
Net asset value per
  accumulation unit...........    $  9.136       $ 11.241     $   11.596  $    8.110  $   11.357  $   13.313   $  9.451
                                  --------       --------     ----------  ----------  ----------  ----------   --------
Accumulation net assets.......    $247,380       $170,596     $1,796,596  $1,243,517  $4,537,961  $6,900,242   $204,957
                                  ========       ========     ==========  ==========  ==========  ==========   ========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2000

                                                                                                             TEMPLETON
                                                                                                              VARIABLE
                                                                                                              PRODUCTS
                                                                                                               SERIES
                                     MFS SERIES        NEUBERGER &          OCC ACCUMULATION TRUST           FUND SUB-
                                    SUB-ACCOUNTS          BERMAN                 SUB-ACCOUNTS                 ACCOUNT
                                ---------------------  ------------  ------------------------------------  --------------
                                 EMERGING     TOTAL                                            SMALL       INTERNATIONAL-
                                  GROWTH     RETURN    AMT PARTNERS   EQUITY     MANAGED   CAPITALIZATION     CLASS I
                                ----------  ---------  ------------  ---------  ---------  --------------  --------------
ASSETS:
Investment in variable
  insurance funds at fair
  value.......................  $2,865,701  $230,557    $   9,705    $343,063   $538,782     $1,499,442      $2,497,089
Receivable from Connecticut
  General Life Insurance
  Company.....................      --         --          --               9          5            441         --
                                ----------  --------    ---------    --------   --------     ----------      ----------
    Total assets..............   2,865,701   230,557        9,705     343,072    538,787      1,499,883       2,497,089
                                ----------  --------    ---------    --------   --------     ----------      ----------

LIABILITIES:
Payable to Connecticut General
  Life Insurance Company......         193        39            8       --         --           --                    3
                                ----------  --------    ---------    --------   --------     ----------      ----------
    Total liabilities.........         193        39            8       --         --           --                    3
                                ----------  --------    ---------    --------   --------     ----------      ----------
    Net assets................  $2,865,508  $230,518    $   9,697    $343,072   $538,787     $1,499,883      $2,497,086
                                ==========  ========    =========    ========   ========     ==========      ==========
Accumulation units outstanding
  -- Contracts sold after
  May 1, 1998 (RVUL 01).......     106,959     8,994          984      23,200     38,174         99,058         136,330
Net asset value per
  accumulation unit...........  $   21.619  $ 15.011    $   9.855    $ 14.551   $ 14.078     $   15.034      $   14.040
Accumulation units outstanding
  -- Contracts sold after
  April 30, 1998 (RVUL 02)....      40,421     8,429       --             500        117            739          50,887
Net asset value per
  accumulation unit...........  $   13.685  $ 11.331    $  10.000    $ 10.977   $ 11.739     $   14.404      $   11.457
                                ----------  --------    ---------    --------   --------     ----------      ----------
Accumulation net assets.......  $2,865,508  $230,518    $   9,697    $343,072   $538,787     $1,499,883      $2,497,086
                                ==========  ========    =========    ========   ========     ==========      ==========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                 ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS    CIGNA VARIABLE PRODUCTS GROUP SUB-ACCOUNTS
                                ----------------------------------------  ------------------------------------------
                                              MIDCAP         SMALL                                       INVESTMENT
                                  GROWTH      GROWTH     CAPITALIZATION    MONEY MARKET     S&P 500      GRADE BOND
                                ----------  ----------  ----------------  --------------  ------------  ------------
INVESTMENT INCOME:
Dividends.....................  $  --       $  --       $     --          $     242,523   $   786,984   $   371,148

EXPENSES:
Mortality and expense risk and
  administrative charges......     25,468      14,122            18,557          35,577       346,822        34,486
                                ---------   ---------   ---------------   -------------   -----------   -----------
  Net investment gain
   (loss).....................    (25,468)    (14,122)          (18,557)        206,946       440,162       336,662
                                ---------   ---------   ---------------   -------------   -----------   -----------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Capital distributions from
  portfolio sponsors..........    417,669     251,927         1,043,110        --             540,611       --
Net realized gain (loss) on
  share transactions..........   (144,142)   (197,961)         (125,769)       --             123,929           809
                                ---------   ---------   ---------------   -------------   -----------   -----------
  Net realized gain (loss)....    273,527      53,966           917,341        --             664,540           809
  Net unrealized gain
   (loss).....................   (892,940)     (8,654)       (1,751,035)       --          (5,051,494)       89,778
                                ---------   ---------   ---------------   -------------   -----------   -----------
  Net realized and unrealized
   gain (loss) on
   investments................   (619,413)     45,312          (833,694)       --          (4,386,954)       90,587
                                ---------   ---------   ---------------   -------------   -----------   -----------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $(644,881)  $  31,190   $      (852,251)  $     206,946   $(3,946,792)  $   427,249
                                =========   =========   ===============   =============   ===========   ===========

                                        DEUTSCHE VIT -
                                         SUB-ACCOUNTS
                                ------------------------------
                                                   SMALL
                                EAFE EQUITY    CAPITALIZATION
                                ------------  ----------------
INVESTMENT INCOME:
Dividends.....................  $   --        $     --
EXPENSES:
Mortality and expense risk and
  administrative charges......        2,009             1,205
                                -----------   ---------------
  Net investment gain
   (loss).....................       (2,009)           (1,205)
                                -----------   ---------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Capital distributions from
  portfolio sponsors..........        4,125               885
Net realized gain (loss) on
  share transactions..........       (3,357)           (1,019)
                                -----------   ---------------
  Net realized gain (loss)....          768              (134)
  Net unrealized gain
   (loss).....................      (35,616)           (9,431)
                                -----------   ---------------
  Net realized and unrealized
   gain (loss) on
   investments................      (34,848)           (9,565)
                                -----------   ---------------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $   (36,857)  $       (10,770)
                                ===========   ===============

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                    FIDELITY VARIABLE      FIDELITY VARIABLE
                                        INSURANCE              INSURANCE
                                      PRODUCTS FUND        PRODUCTS FUND II      JANUS ASPEN SERIES          MFS SERIES
                                      SUB-ACCOUNTS            SUB-ACCOUNT           SUB-ACCOUNTS            SUB-ACCOUNTS
                                -------------------------  -----------------  ------------------------  --------------------
                                  EQUITY-        HIGH         INVESTMENT                                 EMERGING    TOTAL
                                  INCOME        INCOME        GRADE BOND       WORLDWIDE     BALANCED     GROWTH     RETURN
                                -----------  ------------  -----------------  ------------  ----------  ----------  --------
INVESTMENT INCOME:
Dividends.....................  $   24,187   $    48,007       $  286,550     $   133,688   $   4,172   $  88,642   $ 7,603

EXPENSES:
Mortality and expense risk and
  administrative charges......      14,975         9,277           39,242          55,378         530      26,297     1,816
                                ----------   -----------       ----------     -----------   ---------   ---------   -------
  Net investment gain
   (loss).....................       9,212        38,730          247,308          78,310       3,642      62,345     5,787
                                ----------   -----------       ----------     -----------   ---------   ---------   -------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Capital distributions from
  portfolio sponsors..........      91,124       --              --               432,257         837      66,869     3,648
Net realized gain (loss) on
  share transactions..........      26,555       (18,181)           2,579        (100,438)        (54)    (12,515)    1,344
                                ----------   -----------       ----------     -----------   ---------   ---------   -------
  Net realized gain (loss)....     117,679       (18,181)           2,579         331,819         783      54,354     4,992
  Net unrealized gain
   (loss).....................      35,556      (347,910)         171,110      (1,784,446)    (10,611)   (849,853)   20,021
                                ----------   -----------       ----------     -----------   ---------   ---------   -------
  Net realized and unrealized
   gain (loss) on
   investments................     153,235      (366,091)         173,689      (1,452,627)     (9,828)   (795,499)   25,013
                                ----------   -----------       ----------     -----------   ---------   ---------   -------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $  162,447   $  (327,361)      $  420,997     $(1,374,317)  $  (6,186)  $(733,154)  $30,800
                                ==========   ===========       ==========     ===========   =========   =========   =======

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                          TEMPLETON
                                                                                      VARIABLE PRODUCTS
                                 NEUBERGER &         OCC ACCUMULATION TRUST -            SERIES FUND
                                   BERMAN                  SUB-ACCOUNTS                  SUB-ACCOUNT
                                -------------  -------------------------------------  -----------------
                                     AMT                                 SMALL         INTERNATIONAL-
                                  PARTNERS      EQUITY    MANAGED    CAPITALIZATION        CLASS I
                                -------------  --------  ---------  ----------------  -----------------
INVESTMENT INCOME:
Dividends.....................  $    --        $ 2,019   $ 11,208   $         6,747    $        39,601

EXPENSES:
Mortality and expense risk and
  administrative charges......            24     2,687      6,649            11,329             20,316
                                ------------   -------   --------   ---------------    ---------------
  Net investment gain
   (loss).....................           (24)     (668)     4,559            (4,582)            19,285
                                ------------   -------   --------   ---------------    ---------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Capital distributions from
  portfolio sponsors..........       --         26,076     62,583         --                   236,408
Net realized gain (loss) on
  share transactions..........            (2)      728     (4,461)            4,771              7,643
                                ------------   -------   --------   ---------------    ---------------
  Net realized gain (loss)....            (2)   26,804     58,122             4,771            244,051
  Net unrealized gain
   (loss).....................            (9)    5,560    (17,884)          451,848           (322,814)
                                ------------   -------   --------   ---------------    ---------------
  Net realized and unrealized
   gain (loss) on
   investments................           (11)   32,364     40,238           456,619            (78,763)
                                ------------   -------   --------   ---------------    ---------------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $        (35)  $31,696   $ 44,797   $       452,037    $       (59,478)
                                ============   =======   ========   ===============    ===============

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                      BANKERS TRUST
                                                                                 INSURANCE FUNDS TRUST -
                              ALGER AMERICAN FUND SUB-ACCOUNTS                         SUB-ACCOUNTS
                           --------------------------------------  ----------------------------------------------------
                                      MIDCAP          SMALL                                                 SMALL
                            GROWTH    GROWTH     CAPITALIZATION    EAFE-REGISTERED TRADEMARK- EQUITY   CAPITALIZATION
                           --------  ---------  -----------------  ---------------------------------  -----------------
INVESTMENT INCOME:
Dividends................  $  1,313  $     --       $     --                    $  208                    $     13

EXPENSES:
Mortality and expense
  risk and administrative
  charges................    10,926     3,525          7,497                         3                          10
                           --------  --------       --------                    ------                    --------
  Net investment gain
   (loss)................    (9,613)   (3,525)        (7,497)                      205                           3
                           --------  --------       --------                    ------                    --------

NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Capital distributions
  from portfolio
  sponsors...............    89,671    49,152         84,143                       389                          37
Net realized gain (loss)
  on share
  transactions...........    23,106     4,468          9,266                        13                           4
                           --------  --------       --------                    ------                    --------
  Net realized gain
   (loss)................   112,777    53,620         93,409                       402                          41
  Net unrealized gain
   (loss)................   333,646    80,099        310,481                       762                         169
                           --------  --------       --------                    ------                    --------
  Net realized and
   unrealized gain (loss)
   on investments........   446,423   133,719        403,890                     1,164                         210
                           --------  --------       --------                    ------                    --------
INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS........  $436,810  $130,194       $396,393                    $1,369                    $    213
                           ========  ========       ========                    ======                    ========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                 FIDELITY VARIABLE
                                  CIGNA VARIABLE PRODUCTS GROUP                  INSURANCE PRODUCTS
                                          SUB-ACCOUNTS                           FUND SUB-ACCOUNTS
                           -------------------------------------------  ------------------------------------
                                                        INVESTMENT           EQUITY-             HIGH
                           MONEY MARKET   S&P 500       GRADE BOND           INCOME             INCOME
                           ------------  ----------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
Dividends................     $26,951    $  826,704      $ 53,012            $13,677           $ 99,356

EXPENSES:
Mortality and expense
  risk and administrative
  charges................       4,959       298,463         5,749             12,179              8,726
                              -------    ----------      --------            -------           --------
  Net investment gain
   (loss)................      21,992       528,241        47,263              1,498             90,630
                              -------    ----------      --------            -------           --------

NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Capital distributions
  from portfolio
  sponsors...............          --       724,386            --             30,234              3,714
Net realized gain (loss)
  on share
  transactions...........          --       192,458            71              2,905              3,929
                              -------    ----------      --------            -------           --------
  Net realized gain
   (loss)................          --       916,844            71             33,139              7,643
  Net unrealized gain
   (loss)................          --     4,672,428       (56,980)            23,754            (17,643)
                              -------    ----------      --------            -------           --------
  Net realized and
   unrealized gain (loss)
   on investments........          --     5,589,272       (56,909)            56,893            (10,000)
                              -------    ----------      --------            -------           --------
INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS........     $21,992    $6,117,513      $ (9,646)           $58,391           $ 80,630
                              =======    ==========      ========            =======           ========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                           FIDELITY VARIABLE
                               INSURANCE
                           PRODUCTS FUND II                              MFS VARIABLE INSURANCE
                              SUB-ACCOUNT     JANUS ASPEN SERIES          TRUST - SUB-ACCOUNTS
                           -----------------     SUB-ACCOUNT      ------------------------------------
                              INVESTMENT      ------------------      EMERGING             TOTAL
                              GRADE BOND          WORLDWIDE            GROWTH             RETURN
                           -----------------  ------------------  -----------------  -----------------
INVESTMENT INCOME:
Dividends................      $ 232,911          $    5,948          $     --           $  1,058

EXPENSES:
Mortality and expense
  risk and administrative
  charges................         47,871              30,997            12,627                945
                               ---------          ----------          --------           --------
  Net investment gain
   (loss)................        185,040             (25,049)          (12,627)               113
                               ---------          ----------          --------           --------

NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Capital distributions
  from portfolio
  sponsors...............         73,070                  --                --              1,961
Net realized gain (loss)
  on share
  transactions...........          4,993              62,912            15,823                 48
                               ---------          ----------          --------           --------
  Net realized gain
   (loss)................         78,063              62,912            15,823              2,009
  Net unrealized gain
   (loss)................       (362,524)          1,793,064           975,528             (1,102)
                               ---------          ----------          --------           --------
  Net realized and
   unrealized gain (loss)
   on investments........       (284,461)          1,855,976           991,351                907
                               ---------          ----------          --------           --------
INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS........      $ (99,421)         $1,830,927          $978,724           $  1,020
                               =========          ==========          ========           ========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                       TEMPLETON
                                                                       VARIABLE
                                  OCC ACCUMULATION TRUST -          PRODUCTS SERIES
                                        SUB-ACCOUNTS                 FUND-CLASS 1
                           --------------------------------------  -----------------
                                                      SMALL         INTERNATIONAL-
                            EQUITY    MANAGED    CAPITALIZATION         CLASS 1
                           --------  ---------  -----------------  -----------------
INVESTMENT INCOME:
Dividends................  $ 1,603    $11,583       $  8,114           $ 40,711

EXPENSES:
Mortality and expense
  risk and administrative
  charges................    1,858      7,861         10,732             15,671
                           -------    -------       --------           --------
  Net investment gain
   (loss)................     (255)     3,722         (2,618)            25,040
                           -------    -------       --------           --------

NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Capital distributions
  from portfolio
  sponsors...............    7,302     25,992             --            141,416
Net realized gain (loss)
  on share
  transactions...........     (859)       629        (18,932)            22,488
                           -------    -------       --------           --------
  Net realized gain
   (loss)................    6,443     26,621        (18,932)           163,904
  Net unrealized gain
   (loss)................   (4,712)     2,056         10,363            173,120
                           -------    -------       --------           --------
  Net realized and
   unrealized gain (loss)
   on investments........    1,731     28,677         (8,569)           337,024
                           -------    -------       --------           --------
INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS........  $ 1,476    $32,399       $(11,187)          $362,064
                           =======    =======       ========           ========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

                              ALGER AMERICAN FUND SUB-ACCOUNTS        CIGNA VARIABLE PRODUCTS GROUP
                           --------------------------------------              SUB-ACCOUNTS
                                      MIDCAP          SMALL        ------------------------------------
                            GROWTH    GROWTH     CAPITALIZATION      MONEY MARKET       S&P 500 INDEX
                           --------  ---------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
Dividends................  $    482  $     --       $      1            $39,467          $  520,757

EXPENSES:
Mortality and expense
  risk and administrative
  charges................     2,328     1,536          3,036             7,446              190,138
                           --------  --------       --------            ------           ----------
  Net investment gain
   (loss)................    (1,846)   (1,536)        (3,035)           32,021              330,619
                           --------  --------       --------            ------           ----------

NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Capital distributions
  from portfolio
  sponsors...............    29,450    11,691         34,120                --              223,478
Net realized gain (loss)
  on share
  transactions...........     2,954     1,992           (972)               --              107,742
                           --------  --------       --------            ------           ----------
  Net realized gain......    32,404    13,683         33,148                --              331,220
  Change in net
   unrealized gain
   (loss)................    91,238    40,548          5,340                --            4,308,965
                           --------  --------       --------            ------           ----------
  Net realized and
   unrealized gain (loss)
   on investments........   123,642    54,231         38,488                --            4,640,185
                           --------  --------       --------            ------           ----------
INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS........  $121,796  $ 52,695       $ 35,453            $32,021          $4,970,804
                           ========  ========       ========            ======           ==========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                FIDELITY VARIABLE
                            FIDELITY VARIABLE       INSURANCE
                           INSURANCE PRODUCTS   PRODUCTS FUND II            JANUS ASPEN SERIES
                            FUND SUB-ACCOUNTS      SUB-ACCOUNT                 SUB-ACCOUNTS
                           -------------------  -----------------  ------------------------------------
                           EQUITY-     HIGH        INVESTMENT         SHORT-TERM          WORLDWIDE
                            INCOME    INCOME       GRADE BOND            BOND              GROWTH
                           --------  ---------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
Dividends................  $ 4,536   $ 23,780       $235,834              $18             $ 67,675

EXPENSES:
Mortality and expense
  risk and administrative
  charges................    7,081      5,020         52,445               13               23,832
                           -------   --------       --------              ---             --------
  Net investment gain
   (loss)................   (2,545)    18,760        183,389                5               43,843
                           -------   --------       --------              ---             --------

NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Capital distributions
  from portfolio
  sponsors...............   16,142     15,111         27,981                2               27,273
Net realized gain (loss)
  on share
  transactions...........     (105)        51         13,754               43              (19,943)
                           -------   --------       --------              ---             --------
  Net realized gain......   16,037     15,162         41,735               45                7,330
  Change in net
   unrealized gain
   (loss)................   36,839    (50,282)       201,263               --              479,024
                           -------   --------       --------              ---             --------
  Net realized and
   unrealized gain (loss)
   on investments........   52,876    (35,120)       242,998               45              486,354
                           -------   --------       --------              ---             --------
INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS........  $50,331   $(16,360)      $426,387              $50             $530,197
                           =======   ========       ========              ===             ========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                                             TEMPLETON
                              MFS VARIABLE                                                               VARIABLE PRODUCTS
                             INSURANCE TRUST                OCC ACCUMULATION TRUST TRUST -                    SERIES
                              SUB-ACCOUNTS                           SUB-ACCOUNTS                        FUND SUB-ACCOUNT
                           -------------------  -------------------------------------------------------  -----------------
                           EMERGING    TOTAL                                                SMALL         INTERNATIONAL-
                            GROWTH    RETURN         EQUITY             MANAGED        CAPITALIZATION         CLASS 1
                           --------  ---------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
Dividends................  $     --   $   77         $   726            $ 3,601           $   4,734          $ 15,674

EXPENSES:
Mortality and expense
  risk and administrative
  charges................     6,074      249             996              5,426              13,225             9,709
                           --------   ------         -------            -------           ---------          --------
  Net investment gain
   (loss)................    (6,074)    (172)           (270)            (1,825)             (8,491)            5,965
                           --------   ------         -------            -------           ---------          --------

NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Capital distributions
  from portfolio
  sponsors...............     4,451       91           3,143             14,415              51,695            28,023
Net realized gain (loss)
  on share
  transactions...........    (2,772)      34             522              1,337             (29,631)              940
                           --------   ------         -------            -------           ---------          --------
  Net realized gain......     1,679      125           3,665             15,752              22,064            28,963
  Change in net
   unrealized gain
   (loss)................   216,913    3,234           6,897             22,152            (177,446)          (28,223)
                           --------   ------         -------            -------           ---------          --------
  Net realized and
   unrealized gain (loss)
   on investments........   218,592    3,359          10,562             37,904            (155,382)              740
                           --------   ------         -------            -------           ---------          --------
INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS........  $212,518   $3,187         $10,292            $36,079           $(163,873)         $  6,705
                           ========   ======         =======            =======           =========          ========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                        CIGNA VARIABLE
                                                                        PRODUCTS GROUP                    DEUTSCHE VIT -
                     ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS               SUB-ACCOUNTS                      SUB-ACCOUNTS
                     --------------------------------------  -------------------------------------  ---------------------------
                                   MIDCAP        SMALL                                  INVESTMENT                   SMALL
                       GROWTH      GROWTH    CAPITALIZATION  MONEY MARKET    S&P 500    GRADE BOND  EAFE EQUITY  CAPITALIZATION
                     ----------  ----------  --------------  ------------  -----------  ----------  -----------  --------------
OPERATIONS:
Net investment gain
  (loss)...........  $  (25,468) $  (14,122)  $   (18,557)   $   206,946   $   440,162  $  336,662   $ (2,009)      $ (1,205)
Net realized gain
  (loss)...........     273,527      53,966       917,341        --            664,540         809        768           (134)
Net unrealized gain
  (loss)...........    (892,940)     (8,654)   (1,751,035)       --         (5,051,494)     89,778    (35,616)        (9,431)
                     ----------  ----------   -----------    -----------   -----------  ----------   --------       --------
  Net increase
   (decrease) from
   operations......    (644,881)     31,190      (852,251)       206,946    (3,946,792)    427,249    (36,857)       (10,770)
                     ----------  ----------   -----------    -----------   -----------  ----------   --------       --------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant
  deposits.........     795,440     179,407       581,588     12,656,505     4,723,545   1,718,380    137,627         99,629
Participant
  transfers........   1,752,569   1,888,827     1,642,108     (5,765,700)   (2,193,272)  3,414,963    138,960         68,607
Participant
  withdrawals......    (194,409)    (78,665)     (100,581)      (325,265)   (1,131,243)   (145,998)    (5,375)        11,831
                     ----------  ----------   -----------    -----------   -----------  ----------   --------       --------
  Net increase
   (decrease) from
   participant
   transactions....   2,353,600   1,989,569     2,123,115      6,565,540     1,399,030   4,987,345    271,212        180,067
                     ----------  ----------   -----------    -----------   -----------  ----------   --------       --------
    Total increase
     (decrease) in
     net assets....   1,708,719   2,020,759     1,270,864      6,772,486    (2,547,762)  5,414,594    234,355        169,297

NET ASSETS:
Beginning of
  period...........   2,025,595     585,079     1,396,707        667,000    39,257,525   1,624,907     13,025          1,299
                     ----------  ----------   -----------    -----------   -----------  ----------   --------       --------
End of period......  $3,734,314  $2,605,838   $ 2,667,571    $ 7,439,486   $36,709,763  $7,039,501   $247,380       $170,596
                     ==========  ==========   ===========    ===========   ===========  ==========   ========       ========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                   FIDELITY VARIABLE
                     FIDELITY VARIABLE INSURANCE       INSURANCE
                            PRODUCTS FUND          PRODUCTS FUND II    JANUS ASPEN SERIES                             NEUBERGER &
                             SUB-ACCOUNTS            SUB-ACCOUNTS         SUB-ACCOUNTS       MFS SERIES SUB-ACCOUNTS     BERMAN
                     ----------------------------  -----------------  ---------------------  -----------------------  ------------
                        EQUITY-         HIGH          INVESTMENT                              EMERGING      TOTAL
                        INCOME         INCOME         GRADE BOND       WORLDWIDE   BALANCED    GROWTH       RETURN    AMT PARTNERS
                     -------------  -------------  -----------------  -----------  --------  -----------  ----------  ------------
OPERATIONS:
Net investment gain
  (loss)...........   $    9,212     $   38,730        $  247,308     $    78,310  $  3,642  $   62,345   $   5,787      $  (24)
Net realized gain
  (loss)...........      117,679        (18,181)            2,579         331,819       783      54,354       4,992          (2)
Net unrealized gain
  (loss)...........       35,556       (347,910)          171,110      (1,784,446)  (10,611)   (849,853)     20,021          (9)
                      ----------     ----------        ----------     -----------  --------  ----------   ---------      ------
  Net increase
   (decrease) from
   operations......      162,447       (327,361)          420,997      (1,374,317)   (6,186)   (733,154)     30,800         (35)
                      ----------     ----------        ----------     -----------  --------  ----------   ---------      ------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant
  deposits.........      546,479         75,833            45,190       1,182,540    11,741     809,247     171,619       1,579
Participant
  transfers........     (137,533)       701,198            (2,785)      2,591,838   201,096     563,733    (132,907)      8,221
Participant
  withdrawals......     (154,810)       (37,390)          (89,432)       (290,863)   (1,694)   (212,938)    (33,589)        (68)
                      ----------     ----------        ----------     -----------  --------  ----------   ---------      ------
  Net increase
   (decrease) from
   participant
   transactions....      254,136        739,641           (47,027)      3,483,515   211,143   1,160,042       5,123       9,732
                      ----------     ----------        ----------     -----------  --------  ----------   ---------      ------
    Total increase
     (decrease) in
     net assets....      416,583        412,280           373,970       2,109,198   204,957     426,888      35,923       9,697

NET ASSETS:
Beginning of
  period...........    1,380,013        831,237         4,163,991       4,791,044     --      2,438,620     194,595      --
                      ----------     ----------        ----------     -----------  --------  ----------   ---------      ------
End of period......   $1,796,596     $1,243,517        $4,537,961     $ 6,900,242  $204,957  $2,865,508   $ 230,518      $9,697
                      ==========     ==========        ==========     ===========  ========  ==========   =========      ======

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                  TEMPLETON
                                                                   VARIABLE
                                                               PRODUCTS SERIES
                      OCC ACCUMULATION TRUST - SUB-ACCOUNTS    FUND SUB-ACCOUNT
                     ----------------------------------------  ----------------
                                                   SMALL       INTERNATIONAL -
                       EQUITY      MANAGED    CAPITALIZATION       CLASS 1
                     ----------  -----------  ---------------  ----------------
OPERATIONS:
Net investment gain
  (loss)...........   $   (668)   $   4,559      $   (4,582)      $   19,285
Net realized gain
  (loss)...........     26,804       58,122           4,771          244,051
Net unrealized gain
  (loss)...........      5,560      (17,884)        451,848         (322,814)
                      --------    ---------      ----------       ----------
  Net increase
   (decrease) from
   operations......     31,696       44,797         452,037          (59,478)
                      --------    ---------      ----------       ----------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant
  deposits.........    103,790       93,723          16,711          664,751
Participant
  transfers........    (15,023)    (373,238)         (4,981)          14,345
Participant
  withdrawals......    (35,903)     (40,837)        (25,118)        (130,440)
                      --------    ---------      ----------       ----------
  Net increase
   (decrease) from
   participant
   transactions....     52,864     (320,352)        (13,388)         548,656
                      --------    ---------      ----------       ----------
    Total increase
     (decrease) in
     net assets....     84,560     (275,555)        438,649          489,178

NET ASSETS:
Beginning of
  period...........    258,512      814,342       1,061,234        2,007,908
                      --------    ---------      ----------       ----------
End of period......   $343,072    $ 538,787      $1,499,883       $2,497,086
                      ========    =========      ==========       ==========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                           BANKERS TRUST
                                                                                      INSURANCE FUNDS TRUST -
                                   ALGER AMERICAN FUND SUB-ACCOUNTS                        SUB-ACCOUNTS
                                ---------------------------------------  -------------------------------------------------
                                               MIDCAP        SMALL                                              SMALL
                                  GROWTH       GROWTH    CAPITALIZATION  EAFE-REGISTERED TRADEMARK- EQUITY  CAPITALIZATION
                                -----------  ----------  --------------  ---------------------------------  --------------
OPERATIONS:
Net investment gain (loss)....  $   (9,613)   $ (3,525)    $   (7,497)                 $   205                  $    3
Net realized gain (loss)......     112,777      53,620         93,409                      402                      41
Net unrealized gain (loss)....     333,646      80,099        310,481                      762                     169
                                ----------    --------     ----------                  -------                  ------
  Net increase (decrease) from
   operations.................     436,810     130,194        396,393                    1,369                     213
                                ----------    --------     ----------                  -------                  ------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits..........     551,404     244,920        533,399                      883                     216
Participant transfers.........     780,181      20,937         38,592                   11,230                   1,013
Participant withdrawals.......    (255,605)    (89,986)      (169,989)                    (457)                   (143)
                                ----------    --------     ----------                  -------                  ------
  Net increase (decrease) from
   participant transactions...   1,075,980     175,871        402,002                   11,656                   1,086
                                ----------    --------     ----------                  -------                  ------
    Total increase (decrease)
     in net assets               1,512,790     306,065        798,395                   13,025                   1,299

NET ASSETS:
Beginning of year.............     512,805     279,014        598,312             --                            --
                                ----------    --------     ----------                  -------                  ------
End of year...................  $2,025,595    $585,079     $1,396,707                  $13,025                  $1,299
                                ==========    ========     ==========                  =======                  ======

                                                                          FIDELITY VARIABLE
                                            CIGNA VARIABLE                    INSURANCE
                                            PRODUCTS GROUP                  PRODUCTS FUND
                                             SUB-ACCOUNTS                    SUB-ACCOUNTS
                                --------------------------------------  ----------------------
                                                           INVESTMENT    EQUITY-       HIGH
                                MONEY MARKET    S&P 500    GRADE BOND     INCOME      INCOME
                                ------------  -----------  -----------  ----------  ----------
OPERATIONS:
Net investment gain (loss)....  $    21,992   $   528,241  $   47,263   $    1,498  $   90,630
Net realized gain (loss)......      --            916,844          71       33,139       7,643
Net unrealized gain (loss)....      --          4,672,428     (56,980)      23,754     (17,643)
                                -----------   -----------  ----------   ----------  ----------
  Net increase (decrease) from
   operations.................       21,992     6,117,513      (9,646)      58,391      80,630
                                -----------   -----------  ----------   ----------  ----------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits..........    4,533,879     6,318,489     769,586      491,716     297,772
Participant transfers.........   (3,852,237)    2,849,214     896,333      (96,198)     15,626
Participant withdrawals.......     (249,781)   (3,289,918)    (31,366)    (175,786)   (642,298)
                                -----------   -----------  ----------   ----------  ----------
  Net increase (decrease) from
   participant transactions...      431,861     5,877,785   1,634,553      219,732    (328,900)
                                -----------   -----------  ----------   ----------  ----------
    Total increase (decrease)
     in net assets                  453,853    11,995,298   1,624,907      278,123    (248,270)
NET ASSETS:
Beginning of year.............      213,147    27,262,227      --        1,101,890   1,079,507
                                -----------   -----------  ----------   ----------  ----------
End of year...................  $   667,000   $39,257,525  $1,624,907   $1,380,013  $  831,237
                                ===========   ===========  ==========   ==========  ==========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                FIDELITY VARIABLE
                                    INSURANCE                              MFS VARIABLE
                                PRODUCTS FUND II   JANUS ASPEN SERIES    INSURANCE TRUST -
                                   SUB-ACCOUNT        SUB-ACCOUNTS         SUB-ACCOUNTS
                                -----------------  ------------------  ---------------------
                                   INVESTMENT                           EMERGING     TOTAL
                                   GRADE BOND          WORLDWIDE         GROWTH     RETURN
                                -----------------  ------------------  ----------  ---------
OPERATIONS:
Net investment gain (loss)....     $   185,040         $  (25,049)     $(12,627)   $    113
Net realized gain (loss)......          78,063             62,912        15,823       2,009
Net unrealized gain (loss)....        (362,524)         1,793,064       975,528      (1,102)
                                   -----------         ----------      ----------  --------
Net increase (decrease) from
  operations..................         (99,421)         1,830,927       978,724       1,020
                                   -----------         ----------      ----------  --------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits..........         176,641            716,337       543,803     135,071
Participant transfers.........        (621,365)           161,404        86,751      25,773
Participant withdrawals.......      (1,189,155)          (743,901)     (197,247)    (31,059)
                                   -----------         ----------      ----------  --------
  Net increase (decrease) from
   participant transactions...      (1,633,879)           133,840       433,307     129,785
                                   -----------         ----------      ----------  --------
    Total increase (decrease)
     in net assets............      (1,733,300)         1,964,767      1,412,031    130,805

NET ASSETS:
Beginning of year.............       5,897,291          2,826,277      1,026,589     63,790
                                   -----------         ----------      ----------  --------
End of year...................     $ 4,163,991         $4,791,044      $2,438,620  $194,595
                                   ===========         ==========      ==========  ========

                                                                        TEMPLETON VARIABLE
                                                                         PRODUCTS SERIES
                                        OCC ACCUMULATION TRUST                FUND -
                                             SUB-ACCOUNTS                    CLASS 1
                                --------------------------------------  ------------------
                                                            SMALL
                                  EQUITY      MANAGED   CAPITALIZATION    INTERNATIONAL
                                -----------  ---------  --------------  ------------------
OPERATIONS:
Net investment gain (loss)....   $   (255)   $   3,722    $   (2,618)       $   25,040
Net realized gain (loss)......      6,443       26,621       (18,932)          163,904
Net unrealized gain (loss)....     (4,712)       2,056        10,363           173,120
                                 --------    ---------    ----------        ----------
Net increase (decrease) from
  operations..................      1,476       32,399       (11,187)          362,064
                                 --------    ---------    ----------        ----------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits..........    144,530      229,604       176,782           740,350
Participant transfers.........       (812)     (45,329)      (44,201)          (56,157)
Participant withdrawals.......    (34,557)    (141,705)     (318,138)         (334,392)
                                 --------    ---------    ----------        ----------
  Net increase (decrease) from
   participant transactions...    109,161       42,570      (185,557)          349,801
                                 --------    ---------    ----------        ----------
    Total increase (decrease)
     in net assets............    110,637       74,969      (196,744)          711,865
NET ASSETS:
Beginning of year.............    147,875      739,373     1,257,978         1,296,043
                                 --------    ---------    ----------        ----------
End of year...................   $258,512    $ 814,342    $1,061,234        $2,007,908
                                 ========    =========    ==========        ==========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                                        FIDELITY VARIABLE
                                                                                                     INSURANCE PRODUCTS FUND
                                   ALGER AMERICAN FUND SUB-ACCOUNTS       CIGNA VARIABLE PRODUCTS          SUB-ACCOUNTS
                                --------------------------------------      GROUP SUB-ACCOUNTS       ------------------------
                                              MIDCAP        SMALL       ---------------------------    EQUITY-       HIGH
                                  GROWTH      GROWTH    CAPITALIZATION  MONEY MARKET  S&P 500 INDEX    INCOME       INCOME
                                ----------  ----------  --------------  ------------  -------------  -----------  -----------
OPERATIONS:
Net investment gain (loss)....   $ (1,846)   $ (1,536)     $ (3,035)    $    32,021    $   330,619   $   (2,545)  $   18,760
Net realized gain.............     32,404      13,683        33,148              --        331,220       16,037       15,162
Net unrealized gain (loss)....     91,238      40,548         5,340              --      4,308,965       36,839      (50,282)
                                 --------    --------      --------     -----------    -----------   ----------   ----------
Net increase (decrease) from
  operations..................    121,796      52,695        35,453          32,021      4,970,804       50,331      (16,360)
                                 --------    --------      --------     -----------    -----------   ----------   ----------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits, net of
  premium loads...............    234,347     107,151       115,723       8,339,674      6,448,072      436,963      220,573
Participant transfers.........    178,850     100,550       387,084      (7,699,759)     3,889,673      543,337      612,890
Participant withdrawals.......    (72,383)    (19,855)      (30,038)       (530,422)    (1,497,945)    (111,582)     (42,487)
                                 --------    --------      --------     -----------    -----------   ----------   ----------
  Net increase (decrease) from
   participant transactions...    340,814     187,846       472,769         109,493      8,839,800      868,718      790,976
                                 --------    --------      --------     -----------    -----------   ----------   ----------
    Total increase (decrease)
     in net assets............    462,610     240,541       508,222         141,514     13,810,604      919,049      774,616

NET ASSETS:
Beginning of period...........     50,195      38,473        90,090          71,633     13,451,623      182,841      304,891
                                 --------    --------      --------     -----------    -----------   ----------   ----------
End of period.................   $512,805    $279,014      $598,312     $   213,147    $27,262,227   $1,101,890   $1,079,507
                                 ========    ========      ========     ===========    ===========   ==========   ==========

                                FIDELITY VARIABLE
                                    INSURANCE
                                PRODUCTS FUND II
                                   SUB-ACCOUNT
                                -----------------
                                   INVESTMENT
                                   GRADE BOND
                                -----------------
OPERATIONS:
Net investment gain (loss)....      $  183,389
Net realized gain.............          41,735
Net unrealized gain (loss)....         201,263
                                    ----------
Net increase (decrease) from
  operations..................         426,387
                                    ----------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits, net of
  premium loads...............         424,660
Participant transfers.........         838,386
Participant withdrawals.......        (773,867)
                                    ----------
  Net increase (decrease) from
   participant transactions...         489,179
                                    ----------
    Total increase (decrease)
     in net assets............         915,566
NET ASSETS:
Beginning of period...........       4,981,725
                                    ----------
End of period.................      $5,897,291
                                    ==========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                            MFS VARIABLE
                                  JANUS ASPEN SERIES          INSURANCE              OCC ACCUMULATION TRUST -
                                     SUB-ACCOUNTS       TRUST - SUB-ACCOUNTS               SUB-ACCOUNTS
                                ----------------------  ---------------------  -------------------------------------
                                SHORT-TERM  WORLDWIDE    EMERGING     TOTAL                               SMALL
                                   BOND       GROWTH      GROWTH     RETURN      EQUITY     MANAGED   CAPITALIZATION
                                ----------  ----------  ----------  ---------  -----------  --------  --------------
OPERATIONS:
Net investment gain (loss)....    $     5   $   43,843  $   (6,074)  $  (172)   $   (270)   $ (1,825)   $   (8,491)
Net realized gain.............         45        7,330       1,679       125       3,665      15,752        22,064
Net unrealized gain (loss)....         --      479,024     216,913     3,234       6,897      22,152      (177,446)
                                  -------   ----------  ----------   -------    --------    --------    ----------
Net increase (decrease) from
  operations..................         50      530,197     212,518     3,187      10,292      36,079      (163,873)
                                  -------   ----------  ----------   -------    --------    --------    ----------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits, net of
  premium loads...............      5,631      687,079     316,114     6,219     105,497     449,913       128,149
Participant transfers.........     (5,488)     254,640     274,990    55,960      14,836     (10,371)       89,173
Participant withdrawals.......       (193)    (306,422)    (86,142)   (5,231)    (30,729)    (70,856)     (158,738)
                                  -------   ----------  ----------   -------    --------    --------    ----------
  Net increase (decrease) from
   participant transactions...        (50)     635,297     504,962    56,948      89,604     368,686        58,584
                                  -------   ----------  ----------   -------    --------    --------    ----------
    Total increase (decrease)
     in net assets............         --    1,165,494     717,480    60,135      99,896     404,765      (105,289)

NET ASSETS:
Beginning of period...........         --    1,660,783     309,109     3,655      47,979     334,608     1,363,267
                                  -------   ----------  ----------   -------    --------    --------    ----------
End of period.................    $    --   $2,826,277  $1,026,589   $63,790    $147,875    $739,373    $1,257,978
                                  =======   ==========  ==========   =======    ========    ========    ==========

                                   TEMPLETON
                                    VARIABLE
                                PRODUCTS SERIES
                                FUND SUB-ACCOUNT
                                ----------------
                                 INTERNATIONAL-
                                    CLASS 1
                                ----------------
OPERATIONS:
Net investment gain (loss)....      $    5,965
Net realized gain.............          28,963
Net unrealized gain (loss)....         (28,223)
                                    ----------
Net increase (decrease) from
  operations..................           6,705
                                    ----------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits, net of
  premium loads...............         424,779
Participant transfers.........         342,949
Participant withdrawals.......         (55,891)
                                    ----------
  Net increase (decrease) from
   participant transactions...         711,837
                                    ----------
    Total increase (decrease)
     in net assets............         718,542
NET ASSETS:
Beginning of period...........         577,501
                                    ----------
End of period.................      $1,296,043
                                    ==========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION
    CG Corporate Insurance Variable Life Separate Account 02 (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.

    At December 31, 2000, the assets of the Account are divided into variable sub-accounts each of which is invested in shares of one of twenty portfolios (mutual funds) of ten diversified open-end management investment companies, each portfolio having its own investment objective. The variable sub-accounts are:

ALGER AMERICAN FUND:
                  Alger American Growth Portfolio
                  Alger American MidCap Growth Portfolio
                  Alger American Small Capitalization Portfolio
DEUTSCHE VIT INSURANCE FUNDS TRUST (FORMERLY BANKERS TRUST)
                  EAFE-Registered Trademark- Equity Index Fund
                  Small Capitalization Index Fund
CIGNA VARIABLE PRODUCTS GROUP:
                  CIGNA Variable Products Money Market Fund
                  CIGNA Variable Products S&P 500 Index Fund
                  CIGNA Variable Products Investment Grade Bond Fund
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
                  Equity-Income Portfolio ("Fidelity Equity-Income Portfolio")
                  High Income Portfolio ("Fidelity High Income Portfolio")
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
                  Investment Grade Bond Portfolio ("Fidelity Investment Grade
                  Bond Portfolio")
JANUS ASPEN SERIES:
                  Janus Aspen Series Worldwide Growth Portfolio
                  Janus Aspen Series Balanced Portfolio
MFS VARIABLE INSURANCE TRUST:
                  MFS Emerging Growth Series
                  MFS Total Return Series
NEUBERGER BERMAN ADVISORS
                  Neuberger Berman Advisors Management Trust Partners
                  Portfolio
OCC ACCUMULATION TRUST:
                  OCC Equity Portfolio
                  OCC Managed Portfolio
                  OCC Small Cap Portfolio
TEMPLETON VARIABLE PRODUCTS SERIES FUND:
                  Templeton International Fund - Class 1

2. SIGNIFICANT ACCOUNTING POLICIES
    These financial statements have been prepared in conformity with generally accepted accounting principles and reflect management's estimates and assumptions, such as those regarding fair value, that affect recorded amounts.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Actual results could differ from those estimates. Significant estimates are discussed throughout the Notes to Financial Statements. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

  A. INVESTMENT VALUATION: Investments held by the sub-accounts are valued at their respective closing net asset values per share as determined by the mutual funds as of December 31, 2000. The change in the difference between cost and value is reflected as unrealized gain (loss) in the Statements of Operations.

  B. INVESTMENT TRANSACTIONS: Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life.

  C. FEDERAL INCOME TAXES: The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing Federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

3. INVESTMENTS
    Total shares outstanding and cost of investments as of December 31, 2000 were:

---------------------------------------------------------------------------------------
                                                                              Cost of
Sub-Account                                                   Shares Held   Investments
---------------------------------------------------------------------------------------
Alger American Growth Portfolio.............................      78,997    $ 4,201,037
Alger American MidCap Growth Portfolio......................      85,103      2,488,733
Alger American Small Capitalization Portfolio...............     113,564      4,092,402
Deutsche VIT EAFE-Registered Trademark- Equity Index Fund
  (formerly Bankers Trust)..................................      22,213        282,302
Deutsche VIT Small Capitalization Index Fund (formerly
  Bankers Trust)............................................      15,371        179,882
CIGNA Variable Products Money Market Fund...................   7,439,304      7,439,304
CIGNA Variable Products S&P 500 Index Fund..................   1,840,050     31,458,259
CIGNA Variable Products Investment Grade Bond Fund..........     713,209      7,006,579
Fidelity Equity-Income Portfolio............................      70,401      1,674,091
Fidelity High Income Portfolio..............................     152,023      1,632,245
Fidelity Investment Grade Bond Portfolio....................     360,455      4,336,177
Janus Aspen Series Worldwide Growth Portfolio...............     186,593      6,368,667
Janus Aspen Series Balanced Portfolio.......................       8,431        215,563
MFS Emerging Growth Series..................................      99,365      2,486,661
MFS Total Return Series.....................................      11,769        208,096
Neuberger & Berman AMT Partners.............................         600          9,714
OCC Equity Portfolio........................................       9,506        332,327
OCC Managed Portfolio.......................................      12,472        504,877
OCC Small Cap Portfolio.....................................      46,494      1,195,454
Templeton International Fund - Class 1......................     132,965      2,682,252
---------------------------------------------------------------------------------------

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

3. INVESTMENTS (CONTINUED)
    Total purchases and sales of shares of each mutual fund for the year ended December 31, 2000, amounted to:

--------------------------------------------------------------------------------------
Sub-Account                                                    Purchases      Sales
--------------------------------------------------------------------------------------
Alger American Growth Portfolio.............................  $ 4,651,711   $1,906,001
Alger American MidCap Growth Portfolio......................    3,707,656    1,480,248
Alger American Small Capitalization Portfolio...............    4,647,608    1,499,902
Deutsche VIT EAFE-Registered Trademark- Equity Index Fund
 (formerly Bankers Trust)...................................      422,996      149,664
Deutsche VIT Small Capitalization Index Fund (formerly
 Bankers Trust).............................................      198,579       18,817
CIGNA Variable Products Money Market Fund...................   11,134,005    4,361,698
CIGNA Variable Products S&P 500 Index Fund..................    7,976,612    5,598,134
CIGNA Variable Products Investment Grade Bond Fund..........    5,617,227      293,324
Fidelity Equity-Income Portfolio............................      868,613      514,107
Fidelity High Income Portfolio..............................    1,609,200      830,813
Fidelity Investment Grade Bond Portfolio....................      354,260      153,875
Janus Aspen Series Worldwide Growth Portfolio...............    5,919,681    1,925,662
Janus Aspen Series Balanced Portfolio.......................      218,545        2,928
MFS Emerging Growth Series..................................    1,764,253      474,765
MFS Total Return Series.....................................      199,282      184,700
Neuberger & Berman AMT Partners.............................        9,800           84
OCC Equity Portfolio........................................      137,017       58,770
OCC Managed Portfolio.......................................      174,834      428,069
OCC Small Cap Portfolio.....................................       24,271       42,688
Templeton International Fund - Class 1......................    1,059,535      255,156
--------------------------------------------------------------------------------------

4. CHARGES AND DEDUCTIONS
    For all contracts sold after April 30, 1998, CG Life charges each variable sub-account for mortality and expense risks the daily equivalent of .55%, on an annual basis, of the current value of each sub-account's assets during the first fifteen policy years and .15% thereafter. All contracts sold before May 1, 1998 have an annual fee for mortality and expense risks of .85% per year during the first ten policy years, .45% per during the eleventh through fifteenth policy years and .15% thereafter.

    For all contracts sold after April 30, 1998, CG Life charges each variable sub-account for administrative costs, a daily deduction currently equivalent to
 .10% per year during the first fifteen policy years only. For all contracts sold before May 1, 1998, CG Life charges administrative costs at the rate of .10% per year for the first ten policy years only.

    Both the mortality and expense risk charge and the administrative fee deductions are also assessed against amounts held in the fixed account, if any. The fixed account is part of the general account of CG Life and is not included in these financial statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

4. CHARGES AND DEDUCTIONS (CONTINUED)
    The fees charged by CG Life for mortality and expense risks and asset based administrative fees from variable sub-accounts for the year ended December 31, 2000 amounted to:

----------------------------------------------------------------------------------------
                                                              Mortality
                                                                 and       Asset Based
                                                               Expense    Administrative
Sub-Account                                                   Risk Fees        Fees
----------------------------------------------------------------------------------------
Alger American Growth Portfolio.............................  $ 22,278       $ 3,190
Alger American MidCap Growth Portfolio......................    12,293         1,829
Alger American Small Capitalization Portfolio...............    16,002         2,555
Deutsche VIT EAFE-Registered Trademark- Equity-Index Fund
 (formerly Bankers Trust)...................................     1,077           216
Deutsche VIT Small Capitalization Index Fund (formerly
 Bankers Trust).............................................     1,793           128
CIGNA Variable Products Money Market Fund...................    31,560         4,017
CIGNA Variable Products S&P 500 Index Fund..................   308,246        38,576
CIGNA Variable Products Investment Grade Bond Fund..........    30,265         4,221
Fidelity Equity-Income Portfolio............................    13,366         1,609
Fidelity High Income Portfolio..............................     8,142         1,135
Fidelity Investment Grade Bond Portfolio....................    34,964         4,278
Janus Aspen Series Worldwide Growth Portfolio...............    48,988         6,390
Janus Aspen Series Balanced Portfolio.......................       448            82
MFS Emerging Growth Series..................................    23,389         2,908
MFS Total Return Series.....................................     1,586           230
Neuberger & Berman AMT Partners.............................        22             2
OCC Equity Portfolio........................................     2,403           284
OCC Managed Portfolio.......................................     5,947           702
OCC Small Cap Portfolio.....................................    10,135         1,194
Templeton International Fund - Class 1......................    18,025         2,291
----------------------------------------------------------------------------------------

    CG Life charges a one-time policy issue fee of $175 from the accumulation value for a portion of CG Life's administrative expenses for all contracts sold after April 30, 1998 and $250 for all contracts sold before May 1, 1998. Policy issue fees, which were deducted from the initial premium payment, amounted in 2000 to $72,225, all of which were deducted from the CIGNA Variable Products Money Market Fund.

    For all contracts sold after April 30, 1998, CG Life deducts a premium load of 6.5% of each premium payment to cover sales loads, state taxes and Federal income tax liabilities. An additional 45% on premium payments up to target premium specified in the policy will be deducted in the first policy year and an additional 12% of premium payments up to target premium will be deducted in years two through ten. In the event that the specified amount under the policy is increased, other than a change in the death benefit option, an additional 25% premium load on premium payments up to the increase in the target premium will be deducted from premium payments received during the 12 months following the increase, to the extent such premium payments are attributable to the increase in specified amount rather than to the previously existing specified amount.

    For all contracts sold before May 1, 1998, CG Life deducts a premium load of 6.5% of each premium payment to cover sales loads, state taxes and Federal income tax liabilities. An additional 40% on premium payments, up to one guideline annual premium, as defined in the Account's prospectus, will be deducted in the first policy year. In the event that the specified amount under the policy is increased, other than a change in the death benefit option, an additional 25% premium load on premium payments up to the increase in the target premium will be deducted from premium payments received during the 12 months following the increase.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

4. CHARGES AND DEDUCTIONS (CONTINUED)
    CG Life charges a monthly administrative fee of $8 per month. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports.

    CG Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, years since issue, risk class (in accordance with state law) of the insured and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately from the value of each variable sub-account and/or the fixed account funding option. The fixed account is part of the general account of CG Life and is not included in these financial statements.

    CG Life charges a $25 transaction fee for each transfer between funding options in excess of four during the policy year. No transaction fee charges were paid to CG Life for the year ended December 31, 2000.

    Fees charged by CG Life for premium loads are deducted from premium payments. Administrative fees and the amount deducted for the cost of insurance are included in participant withdrawals. Premium loads, net of refunds, administrative fees and costs of insurance, by variable sub-account, for the year ended December 31, 2000, amounted to:

-----------------------------------------------------------------------------------------------------
                                                              Premium                        Cost of
                                                           Loads, Net of   Administrative   Insurance
Sub-Account                                                   Refunds           Fees        Deduction
-----------------------------------------------------------------------------------------------------
Alger American Growth Portfolio..........................   $   89,810        $10,782       $166,472
Alger American MidCap Growth Portfolio...................       18,560          5,012         67,083
Alger American Small Capitalization Portfolio............       60,111          8,788         65,176
Deutsche VIT EAFE-Registered Trademark- Equity-Index Fund
 (formerly Bankers Trust)................................       13,087            441          5,199
Deutsche VIT Small Capitalization Index Fund (formerly
 Bankers Trust)                                                  6,673            151          1,847
CIGNA Variable Products Money Market Fund................    1,978,425         92,088        197,267
CIGNA Variable Products S&P 500 Index Fund...............      470,626         56,908        852,037
CIGNA Variable Products Investment Grade Bond Fund.......      174,209         10,326        106,348
Fidelity Equity-Income Portfolio.........................       46,964         13,857        138,769
Fidelity High Income Portfolio...........................        6,906          2,940         32,142
Fidelity Investment Grade Bond Portfolio.................        2,862          4,046         71,981
Janus Aspen Series Worldwide Growth Portfolio............      122,235         14,919        214,772
Janus Aspen Series Balanced Portfolio....................        1,166            157          1,620
MFS Emerging Growth Series ..............................       83,306         11,493        153,969
MFS Total Return Series..................................       19,887          1,397         31,139
Neuberger & Berman AMT Partners..........................          131              6             62
OCC Equity Portfolio.....................................        8,219          1,601         33,069
OCC Managed Portfolio....................................        8,316          2,211         33,342
OCC Small Cap Portfolio..................................        1,916            937         16,992
Templeton International Fund - Class 1...................       55,379          8,680         53,466
-----------------------------------------------------------------------------------------------------

    For policies issued after April 30, 1998, if the policy is fully surrendered during the first 12 months after issue, a credit will be paid equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during the months 25 through 36, the credit will equal 33% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

4. CHARGES AND DEDUCTIONS (CONTINUED)
    For policies issued between May 1, 1997 and April 30, 1998, if the policy is fully surrendered during the first 12 months after issue, a credit will be paid equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

    For policies issued before May 1, 1997, CG Life will refund 60% of all premium loads previously deducted if a policy is fully surrendered during the first 12 months after issue. If a policy is fully surrendered during the months 13 through 24 after issue, the refund will equal 30% of all premium loads previously deducted.

    Premium load refunds for the year ended December 31, 2000 amounted to $36,374.

    For partial surrenders, a transaction charge of $25 is imposed, allocated pro-rata among the variable sub-accounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken, unless the policy owner and CG Life agree otherwise.

    Partial surrender transaction charges paid to CG Life attributable to the variable sub-accounts for the year ended December 31, 2000 were not significant.

5. DISTRIBUTION OF NET INCOME
    The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of death benefits, surrenders, and transfers to other fixed or variable sub-accounts.

6. DIVERSIFICATION REQUIREMENTS
    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set for the in regulations issued by the Secretary of Treasury. CG Life believes, based on assurances from the mutual funds, that the mutual funds satisfy the requirements of the regulations and that the Account therefore satisfies the requirements of the regulations, and that the Account will continue to meet such requirements.

7. ACCUMULATION UNITS INFORMATION
    Schedule of Selected Per-Unit Data

--------------------------------------------------------------------------------
                                   Units           Unit Value           Total
--------------------------------------------------------------------------------
ALGER AMERICAN GROWTH PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000           81,974          $19.210          $ 1,574,721
                     1999           75,031           22.754            1,707,255
                     1998           29,858           17.175              512,811
                     1997            4,287           11.709               50,196
                 2/24/97*           --                --                 --

ALGER AMERICAN GROWTH PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000          192,460          $11.221          $ 2,159,594
                     1999           24,013           13.257              318,340
                     1998           --                --                 --

* inception date

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

7. ACCUMULATION UNITS INFORMATION (CONTINUED)

--------------------------------------------------------------------------------
                                   Units           Unit Value           Total
--------------------------------------------------------------------------------
ALGER MIDCAP GROWTH PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000           40,895          $20.530          $   839,574
                     1999           29,543           18.892              558,126
                     1998           19,198           14.533              279,005
                     1997            3,417           11.260               38,475
                 2/24/97*           --                --                 --

ALGER MIDCAP GROWTH PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000          122,106          $14.465          $ 1,766,263
                     1999            1,821           13.341               24,294
                     1998           --                --                 --

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1,
1998)
--------------------------------------------------------------------------------
December 31
                     2000           35,511          $14.711          $   522,402
                     1999           28,896           20.399              589,450
                     1998           23,818           14.358              341,979
                     1997            7,180           12.547               90,087
                 3/31/97*           --                --                 --

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30,
1998)
--------------------------------------------------------------------------------
December 31
                     2000          196,426          $10.921          $ 2,145,168
                     1999           53,443           15.105              807,257
                     1998           24,144           10.617              256,337

DEUTSCHE VIT EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND (CONTRACTS SOLD BEFORE
MAY 1, 1998)
--------------------------------------------------------------------------------
(formerly Bankers Trust)
December 31
                     2000           20,847          $10.635          $   221,708
                     1999               84           12.881                1,082
                  3/8/99*           --                --                 --

DEUTSCHE VIT EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND (CONTRACTS SOLD AFTER
APRIL 30, 1998)
--------------------------------------------------------------------------------
(formerly Bankers Trust)
December 31
                     2000            2,810          $ 9.136          $    25,672
                     1999            1,082           11.038               11,943
                  3/8/99*           --                --                 --

* inception date

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

7. ACCUMULATION UNITS INFORMATION (CONTINUED)

--------------------------------------------------------------------------------
                                   Units           Unit Value           Total
--------------------------------------------------------------------------------
DEUTSCHE VIT SMALL CAP INDEX FUND (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
(formerly Bankers Trust)
December 31
                     2000           14,000          $12.012          $   168,168
                     1999               18           12.614                  227
                  3/8/99*           --                --                 --

DEUTSCHE VIT SMALL CAP INDEX FUND (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
(formerly Bankers Trust)
December 31
                     2000              216          $11.241          $     2,428
                     1999               91           11.775                1,072
                  3/8/99*           --                --                 --

CIGNA VARIABLE PRODUCTS MONEY MARKET FUND (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000          550,709          $11.848          $ 6,524,800
                     1999           27,832           11.278              313,889
                     1998           19,624           10.861              213,136
                     1997            6,869           10.429               71,637
                     1996           61,064           10.009              611,190

CIGNA VARIABLE PRODUCTS MONEY MARKET FUND (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000           81,683          $11.198          $   914,686
                     1999           33,209           10.633              353,111
                     1998           --                --                 --

CIGNA VARIABLE PRODUCTS S&P 500 FUND (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000        1,832,988          $16.501          $30,246,135
                     1999        1,819,480           18.379           33,440,223
                     1998        1,708,791           15.364           26,253,865
                     1997        1,116,073           12.053           13,452,028
                 2/24/97*           --                --                 --

CIGNA VARIABLE PRODUCTS S&P 500 FUND (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000          536,980          $12.037          $ 6,463,628
                     1999          434,971           13.374            5,817,302
                     1998           90,399           11.163            1,009,124

* inception date

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

7. ACCUMULATION UNITS INFORMATION (CONTINUED)

--------------------------------------------------------------------------------
                                   Units           Unit Value           Total
--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS INVESTMENT GRADE BOND FUND (CONTRACTS SOLD BEFORE
MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000          353,257          $10.671          $ 3,769,605
                     1999          104,418            9.852            1,028,726
                 5/11/99*           --                --                 --

CIGNA VARIABLE PRODUCTS INVESTMENT GRADE BOND FUND (CONTRACTS SOLD AFTER
APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000          301,234          $10.855          $ 3,269,895
                     1999           59,636            9.997              596,181
                 5/11/99*           --                --                 --

FIDELITY VIP EQUITY-INCOME PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000          111,225          $14.862          $ 1,653,026
                     1999           96,947           13.838            1,341,553
                     1998           83,871           13.138            1,101,897
                     1997           15,388           11.882              182,840
                 2/24/97*           --                --                 --

FIDELITY VIP EQUITY-INCOME PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000           12,381          $11.596          $   143,570
                     1999            3,571           10.770               38,460
                     1998           --                --                 --

FIDELITY VIP HIGH INCOME PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000           60,443          $ 8.994          $   543,624
                     1999           68,582           11.711              803,164
                     1998           98,758           10.931            1,079,524
                     1997           26,433           11.534              304,878
                 1/29/97*           --                --                 --

FIDELITY VIP HIGH INCOME PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000           86,300          $ 8.110          $   699,893
                     1999            2,665           10.534               28,073
                     1998           --                --                 --

* inception date

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

7. ACCUMULATION UNITS INFORMATION (CONTINUED)

--------------------------------------------------------------------------------
                                   Units           Unit Value           Total
--------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000          322,785          $12.628          $ 4,076,129
                     1999          326,250           11.462            3,739,478
                     1998          466,141           11.694            5,451,053
                     1997          459,320           10.846            4,981,785
                 1/29/97*           --                --                 --

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30,
1998)
--------------------------------------------------------------------------------
December 31
                     2000           40,665          $11.357          $   461,832
                     1999           41,287           10.282              424,513
                     1998           42,614           10.475              446,382

JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1,
1998)
--------------------------------------------------------------------------------
December 31
                     2000          220,149          $19.785          $ 4,355,648
                     1999          189,626           23.684            4,491,102
                     1998          194,396           14.539            2,826,323
                     1997          145,879           11.385            1,660,832
                 2/24/97*           --                --                 --

JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30,
1998)
--------------------------------------------------------------------------------
December 31
                     2000          191,136          $13.313          $ 2,544,594
                     1999           18,869           15.896              299,942
                     1998           --                --                 --

JANUS ASPEN SERIES BALANCED PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000           19,798          $ 9.696          $   191,961
                 7/24/00*           --                --                 --

JANUS ASPEN SERIES BALANCED PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000            1,375          $ 9.451          $    12,995
                 7/24/00*           --                --                 --

MFS EMERGING GROWTH SERIES (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000          106,959          $21.619          $ 2,312,347
                     1999           80,602           27.147            2,188,102
                     1998           66,199           15.508            1,026,614
                     1997           26,489           11.669              309,100
                 7/24/00*           --                --                 --

* inception date

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

7. ACCUMULATION UNITS INFORMATION (CONTINUED)

--------------------------------------------------------------------------------
                                   Units           Unit Value           Total
--------------------------------------------------------------------------------
MFS EMERGING GROWTH SERIES (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000           40,421          $13.685          $   553,161
                     1999           14,616           17.140              250,518
                     1998           --                --                 --

MFS TOTAL RETURN SERIES (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000            8,994          $15.011          $   135,009
                     1999            8,463           13.062              110,544
                     1998            4,987           12.791               63,789
                     1997              318           11.495                3,655
                 7/24/00*           --                --                 --

MFS TOTAL RETURN SERIES (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000            8,429          $11.331          $    95,509
                     1999            8,547            9.834               84,051
                     1998           --                --                 --

NEUBERGER & BERMAN AMT PARTNERS PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000              984          $ 9.855          $     9,697
                  6/5/00*           --                --                 --

NEUBERGER & BERMAN AMT PARTNERS PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000           --                --                 --
                  6/5/00*           --                --                 --

OCC EQUITY PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000           23,200          $14.551          $   337,583
                     1999           19,304           13.364              257,979
                     1998           11,240           13.156              147,873
                     1997            4,041           11.874               47,983
                 2/24/97*           --                --                 --

OCC EQUITY PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000              500          $10.977          $     5,489
                     1999               53           10.057                  533
                     1998           --                --                 --

* inception date

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

7. ACCUMULATION UNITS INFORMATION (CONTINUED)

--------------------------------------------------------------------------------
                                   Units           Unit Value           Total
--------------------------------------------------------------------------------
OCC MANAGED PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000           38,174          $14.078          $   537,414
                     1999           62,228           12.949              805,790
                     1998           59,386           12.450              739,356
                     1997           28,518           11.733              334,602
                 1/29/97*           --                --                 --

OCC MANAGED PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000              117          $11.739          $     1,373
                     1999              794           10.771                8,552
                     1998           --                --                 --

OCC SMALL CAP PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000           99,058          $15.034          $ 1,489,238
                     1999          100,697           10.523            1,059,635
                     1998          116,250           10.821            1,257,941
                     1997          113,524           12.009            1,363,310
                 2/24/97*           --                --                 --

OCC SMALL CAP PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000              739          $14.404          $    10,645
                     1999              159           10.057                1,599
                     1998           --                --                 --

TEMPLETON INTERNATIONAL FUND - CLASS 1 (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------------
December 31
                     2000          136,330          $14.040          $ 1,914,073
                     1999          116,947           14.490            1,694,562
                     1998           99,869           11.833            1,181,750
                     1997           52,854           10.926              577,483
                 2/24/97*           --                --                 --

TEMPLETON INTERNATIONAL FUND - CLASS 1 (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
                     2000           50,887          $11.457          $   583,012
                     1999           26,566           11.795              313,346
                     1998           11,884            9.618              114,300

* inception date

APPENDIX 1

ILLUSTRATIONS OF ACCUMULATION VALUES, SURRENDER VALUES,
AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the Policies change with investment performance, assuming in separate illustrations both our current charges and our guaranteed charges under the Policies (guaranteed charges only for Policies with the joint and survivorship benefit). The illustrations illustrate how accumulation values, surrender values and death benefits under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the accumulation values, surrender values and death benefits may be different. The illustrations also assume there are no Policy loans, no additional premium payments are made other than shown, no accumulation values are allocated to the Fixed Account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the accumulation value, surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks and for administrative expenses. The administrative expense charge is currently at an annual effective rate of 0.10% of the daily net asset value of the Variable Account during the first fifteen policy years, and is guaranteed not to exceed 0.30% per year. The current mortality and expense risk charges are equivalent to an annual effective rate of:

       - .55% of the daily net asset value of the Variable Account in policy years one through fifteen,

       -   .15% of the daily net asset value of the Variable Account thereafter.

The mortality and expense risk charge is guaranteed not to exceed an annual effective rate of 0.90%. In addition, the net investment returns also reflect the deduction of fund investment advisory fees and other expenses. These advisory fees and other expenses will vary depending on which funding vehicle is chosen but are assumed for purposes of these illustrations to be equivalent to an annual effective rate of 0.71% of the daily net asset value of the Variable Account, an arithmetic average of the funds' expenses.

Assuming current charges for administration and mortality and expense risks, gross annual rates of 0%, 6%, and 12% correspond to net experience at constant annual rates of:

       -   -1.36%, 4.64%, and 10.64% during the first fifteen policy years, and

       -   constant annual rates of -0.86%, 5.14%, and 11.14% thereafter.

Assuming guaranteed charges for administration and mortality and expense risks, gross annual rates of 0%, 6% and 12% correspond to net experience at constant annual rates of

       -   -1.91%, 4.09%, and 10.09% in all policy years.

The illustrations also reflect the fact that we make monthly charges for providing insurance protection. Current values reflect current Cost of Insurance charges and guaranteed values reflect the maximum Cost of Insurance charges guaranteed in the Policy. The values shown for the single, 45 year-old insured are for Policies that are issued as guaranteed issue with a Death Benefit Option B, representing the typical situation. Medically underwritten Policies issued on a standard or substandard basis, or with a different Death Benefit Option, would result in different accumulation values and death benefits than those illustrated. The values shown for Policies with the joint and survivorship benefit are on a medically underwritten, standard basis because that is the typical situation for these Policies. If they were issued on a guaranteed issue or substandard basis, accumulation values and death benefits would be different.

The illustrations also reflect the fact that we deduct a premium charge from each premium payment. Current and guaranteed values reflect a deduction of:

       -   6.5% of each premium payment, plus

       - 45% of the first policy year's premium payments up to target premium, plus

       - 12% of the second through tenth policy years' premium payments up to target premium.

The surrender values shown in the illustrations reflect the fact that we:

       - refund a portion of the sales charge for any Policy surrendered in the first three policy years;

       - deduct an $8 monthly administrative charge at the beginning of each policy month, and

       -   deduct an initial $175 policy issue charge.

Upon request, we will furnish a comparable illustration based on the proposed Insured's age, gender classification, smoking classification, risk classification and premium payment requested.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    NONSMOKER    ISSUE AGE 45
                                  $4,935 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  GUIDELINE TEST -- CURRENT CHARGES

                                   DEATH BENEFIT                  TOTAL ACCUMULATION VALUE                  SURRENDER VALUE
                            ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
                         GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
                           NET         NET          NET         NET         NET          NET         NET         NET          NET
           PREMIUMS       -1.36%      4.64%       10.64%       -1.36%      4.64%       10.64%       -1.36%      4.64%       10.64%
          ACCUMULATED              IN YEARS 1-15                        IN YEARS 1-15                        IN YEARS 1-15
END OF        AT           NET         NET          NET         NET         NET          NET         NET         NET          NET
POLICY    5% INTEREST     -0.86%      5.14%       11.14%       -0.86%      5.14%       11.14%       -0.86%      5.14%       11.14%
 YEAR      PER YEAR            IN YEARS 16 AND AFTER                IN YEARS 16 AND AFTER                IN YEARS 16 AND AFTER
------    -----------    ---------------------------------    ---------------------------------    ---------------------------------
   1          4,935      500,000     500,000      500,000       1,631       1,746        1,861       3,999       4,114        4,230
   2         10,117      500,000     500,000      500,000       4,884       5,322        5,774       6,439       6,876        7,328
   3         15,558      500,000     500,000      500,000       7,956       8,922        9,957       9,226      10,192       11,227
   4         21,270      500,000     500,000      500,000      10,876      12,577       14,472      10,876      12,577       14,472
   5         27,269      500,000     500,000      500,000      13,664      16,309       19,373      13,664      16,309       19,373
   6         33,567      500,000     500,000      500,000      16,332      20,131       24,714      16,332      20,131       24,714
   7         40,181      500,000     500,000      500,000      18,886      24,054       30,549      18,886      24,054       30,549
   8         47,125      500,000     500,000      500,000      21,324      28,081       36,931      21,324      28,081       36,931
   9         54,416      500,000     500,000      500,000      23,637      32,204       43,907      23,637      32,204       43,907
  10         62,072      500,000     500,000      500,000      25,801      36,405       51,522      25,801      36,405       51,522
  15        106,490      500,000     500,000      500,000      35,975      60,796      104,708      35,975      60,796      104,708
  20        163,180      500,000     500,000      500,000      39,192      89,049      191,211      39,192      89,049      191,211
  25        235,533      500,000     500,000      500,000      34,236     111,623      337,940      34,236     111,623      337,940
  30        327,876      500,000     500,000      625,363      13,817     132,323      595,584      13,817     132,323      595,584

                                  If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current Cost of Insurance rates are assumed. Current mortality and expense risk charges, administrative fees and premium charges are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of current mortality and expense risk charges and administrative expense charges and (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    NONSMOKER    ISSUE AGE 45
                                  $4,935 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  GUIDELINE TEST -- GUARANTEED CHARGES

                              DEATH BENEFIT              TOTAL ACCUMULATION VALUE            SURRENDER VALUE
                       ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
                      GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
                        NET       NET        NET        NET       NET        NET        NET       NET        NET
          PREMIUMS     -1.91%    4.09%      10.09%     -1.91%    4.09%      10.09%     -1.91%    4.09%      10.09%
         ACCUMULATED          IN YEARS 1-15                   IN YEARS 1-15                   IN YEARS 1-15
END OF       AT         NET       NET        NET        NET       NET        NET        NET       NET        NET
POLICY   5% INTEREST   -1.91%    4.09%      10.09%     -1.91%    4.09%      10.09%     -1.91%    4.09%      10.09%
 YEAR     PER YEAR        IN YEARS 16 AND AFTER           IN YEARS 16 AND AFTER           IN YEARS 16 AND AFTER
-------  -----------  ------------------------------  ------------------------------  ------------------------------
   1         4,935    500,000   500,000     500,000       472       550         628     2,841     2,918       2,997
   2        10,117    500,000   500,000     500,000     2,589     2,880       3,183     4,143     4,434       4,737
   3        15,558    500,000   500,000     500,000     4,539     5,178       5,865     5,810     6,448       7,135
   4        21,270    500,000   500,000     500,000     6,309     7,422       8,667     6,309     7,422       8,667
   5        27,269    500,000   500,000     500,000     7,896     9,607      11,601     7,896     9,607      11,601

   6        33,567    500,000   500,000     500,000     9,289    11,718      14,665     9,289    11,718      14,665
   7        40,181    500,000   500,000     500,000    10,459    13,716      17,841    10,459    13,716      17,841
   8        47,125    500,000   500,000     500,000    11,386    15,573      21,117    11,386    15,573      21,117
   9        54,416    500,000   500,000     500,000    12,039    17,251      24,473    12,039    17,251      24,473
  10        62,072    500,000   500,000     500,000    12,384    18,703      27,882    12,384    18,703      27,882

  15       106,490    500,000   500,000     500,000    11,573    24,679      49,168    11,573    24,679      49,168
  20       163,180          0   500,000     500,000         0    17,743      69,752         0    17,743      69,752
  25       235,533          0         0     500,000         0         0      79,032         0         0      79,032
  30       327,876          0         0     500,000         0         0      51,105         0         0      51,105

                                  If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed Cost of Insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium charges are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense and mortality and expense risk charges and (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    NONSMOKER    ISSUE AGE 45
                                  $4,935 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  CASH VALUE TEST -- CURRENT CHARGES

                                   DEATH BENEFIT                  TOTAL ACCUMULATION VALUE                  SURRENDER VALUE
                            ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
                         GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
                           NET         NET          NET         NET         NET          NET         NET         NET          NET
           PREMIUMS       -1.36%      4.64%       10.64%       -1.36%      4.64%       10.64%       -1.36%      4.64%       10.64%
          ACCUMULATED              IN YEARS 1-15                        IN YEARS 1-15                        IN YEARS 1-15
END OF        AT           NET         NET          NET         NET         NET          NET         NET         NET          NET
POLICY    5% INTEREST     -0.86%      5.14%       11.14%       -0.86%      5.14%       11.14%       -0.86%      5.14%       11.14%
 YEAR      PER YEAR            IN YEARS 16 AND AFTER                IN YEARS 16 AND AFTER                IN YEARS 16 AND AFTER
------    -----------    ---------------------------------    ---------------------------------    ---------------------------------
   1          4,935      500,000     500,000      500,000       1,631       1,746        1,861       3,999       4,114        4,230
   2         10,117      500,000     500,000      500,000       4,884       5,322        5,774       6,439       6,876        7,328
   3         15,558      500,000     500,000      500,000       7,956       8,922        9,957       9,226      10,192       11,227
   4         21,270      500,000     500,000      500,000      10,876      12,577       14,472      10,876      12,577       14,472
   5         27,269      500,000     500,000      500,000      13,664      16,309       19,373      13,664      16,309       19,373

   6         33,567      500,000     500,000      500,000      16,332      20,131       24,714      16,332      20,131       24,714
   7         40,181      500,000     500,000      500,000      18,886      24,054       30,549      18,886      24,054       30,549
   8         47,125      500,000     500,000      500,000      21,324      28,081       36,931      21,324      28,081       36,931
   9         54,416      500,000     500,000      500,000      23,637      32,204       43,907      23,637      32,204       43,907
  10         62,072      500,000     500,000      500,000      25,801      36,405       51,522      25,801      36,405       51,522

  15        106,490      500,000     500,000      500,000      35,975      60,796      104,708      35,975      60,796      104,708
  20        163,180      500,000     500,000      500,000      39,192      89,049      191,211      39,192      89,049      191,211
  25        235,533      500,000     500,000      531,067      34,236     111,623      337,713      34,236     111,623      337,713
  30        327,876      500,000     500,000      819,554      13,817     132,323      578,307      13,817     132,323      578,307

                                  If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current Cost of Insurance rates are assumed. Current mortality and expense risk charges, administrative fees and premium charges are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of current administrative expense charges and mortality and expense risk charges and (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    NONSMOKER    ISSUE AGE 45
                                  $4,935 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  CASH VALUE TEST -- GUARANTEED CHARGES

                                   DEATH BENEFIT                  TOTAL ACCUMULATION VALUE                  SURRENDER VALUE
                            ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
                         GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
                           NET         NET          NET         NET         NET          NET         NET         NET          NET
           PREMIUMS       -1.91%      4.09%       10.09%       -1.91%      4.09%       10.09%       -1.91%      4.09%       10.09%
          ACCUMULATED              IN YEARS 1-15                        IN YEARS 1-15                        IN YEARS 1-15
END OF        AT           NET         NET          NET         NET         NET          NET         NET         NET          NET
POLICY    5% INTEREST     -1.91%      4.09%       10.09%       -1.91%      4.09%       10.09%       -1.91%      4.09%       10.09%
 YEAR      PER YEAR            IN YEARS 16 AND AFTER                IN YEARS 16 AND AFTER                IN YEARS 16 AND AFTER
------    -----------    ---------------------------------    ---------------------------------    ---------------------------------
   1          4,935      500,000     500,000      500,000       1,684       1,806        1,928       3,806       3,928        4,050
   2         10,117      500,000     500,000      500,000       4,364       4,810        5,273       5,499       5,946        6,408
   3         15,558      500,000     500,000      500,000       6,871       7,813        8,829       6,871       7,813        8,829
   4         21,270      500,000     500,000      500,000       9,188      10,796       12,599       9,188      10,796       12,599
   5         27,269      500,000     500,000      500,000      11,316      13,754       16,603      11,316      13,754       16,603
   6         33,567      500,000     500,000      500,000      13,244      16,674       20,853      13,244      16,674       20,853
   7         40,181      500,000     500,000      500,000      14,943      19,521       25,344      14,943      19,521       25,344
   8         47,125      500,000     500,000      500,000      16,393      22,270       30,080      16,393      22,270       30,080
   9         54,416      500,000     500,000      500,000      17,565      24,885       35,057      17,565      24,885       35,057
  10         62,072      500,000     500,000      500,000      18,427      27,324       40,270      18,427      27,324       40,270
  15        106,490      500,000     500,000      500,000      17,315      35,702       70,129      17,315      35,702       70,129
  20        163,180      500,000     500,000      500,000       3,268      32,226      106,201       3,268      32,226      106,201
  25        235,533            0     500,000      500,000           0       1,597      145,504           0       1,597      145,504
  30        327,876            0           0      500,000           0           0      182,165           0           0      182,165

                                  If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed Cost of Insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium charges are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense and mortality and expense risk charges and (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    UNISMOKER*    ISSUE AGE 45
                                  (*BLENDED SMOKER/NONSMOKER RATES)
                                  $5,254 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  GUIDELINE TEST -- CURRENT CHARGES

                                   DEATH BENEFIT                  TOTAL ACCUMULATION VALUE                  SURRENDER VALUE
                            ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
                         GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
                           NET         NET          NET         NET         NET          NET         NET         NET          NET
           PREMIUMS       -1.36%      4.64%       10.64%       -1.36%      4.64%       10.64%       -1.36%      4.64%       10.64%
          ACCUMULATED              IN YEARS 1-15                        IN YEARS 1-15                        IN YEARS 1-15
END OF        AT           NET         NET          NET         NET         NET          NET         NET         NET          NET
POLICY    5% INTEREST     -0.86%      5.14%       11.14%       -0.86%      5.14%       11.14%       -0.86%      5.14%       11.14%
 YEAR      PER YEAR            IN YEARS 16 AND AFTER                IN YEARS 16 AND AFTER                IN YEARS 16 AND AFTER
------    -----------    ---------------------------------    ---------------------------------    ---------------------------------
   1          5,254      500,000     500,000      500,000       1,730       1,853        1,976       4,252       4,375        4,498
   2         10,771      500,000     500,000      500,000       5,170       5,634        6,115       6,825       7,289        7,770
   3         16,563      500,000     500,000      500,000       8,406       9,431       10,529       9,759      10,783       11,881
   4         22,645      500,000     500,000      500,000      11,476      13,279       15,287      11,476      13,279       15,287
   5         29,032      500,000     500,000      500,000      14,401      17,200       20,445      14,401      17,200       20,445

   6         35,737      500,000     500,000      500,000      17,192      21,210       26,060      17,192      21,210       26,060
   7         42,778      500,000     500,000      500,000      19,859      25,322       32,190      19,859      25,322       32,190
   8         50,171      500,000     500,000      500,000      22,399      29,535       38,889      22,399      29,535       38,889
   9         57,934      500,000     500,000      500,000      24,801      33,845       46,210      24,801      33,845       46,210
  10         66,084      500,000     500,000      500,000      27,041      38,230       54,195      27,041      38,230       54,195

  15        113,374      500,000     500,000      500,000      37,420      63,558      109,896      37,420      63,558      109,896
  20        173,729      500,000     500,000      500,000      40,001      89,275      200,343      40,001      89,275      200,343
  25        250,758      500,000     500,000      500,000      33,265     114,539      354,270      33,265     114,539      354,270
  30        349,070      500,000     500,000      656,534       9,209     133,606      625,270       9,209     133,606      625,270

                                  If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current Cost of Insurance rates are assumed. Current mortality and expense risk charges, administrative fees and premium charges are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of current administrative expense charges and mortality and expense risk charges and (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    UNISMOKER*    ISSUE AGE 45
                                  (*BLENDED SMOKER/NONSMOKER RATES)
                                  $5,254 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  GUIDELINE TEST -- GUARANTEED CHARGES

                               DEATH BENEFIT            TOTAL ACCUMULATION VALUE            SURRENDER VALUE
                        ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
                       GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
                         NET       NET        NET       NET       NET        NET       NET       NET        NET
           PREMIUMS     -1.91%    4.09%     10.09%     -1.91%    4.09%     10.09%     -1.91%    4.09%     10.09%
          ACCUMULATED          IN YEARS 1-15                  IN YEARS 1-15                  IN YEARS 1-15
  END OF      AT         NET       NET        NET       NET       NET        NET       NET       NET        NET
  POLICY  5% INTEREST   -1.91%    4.09%     10.09%     -1.91%    4.09%     10.09%     -1.91%    4.09%     10.09%
   YEAR    PER YEAR        IN YEARS 16 AND AFTER          IN YEARS 16 AND AFTER          IN YEARS 16 AND AFTER
  ------  -----------  -----------------------------  -----------------------------  -----------------------------
     1        5,254    500,000   500,000    500,000        85       155       225      2,607     2,676     2,747
     2       10,771    500,000   500,000    500,000     1,877     2,133     2,401      3,532     3,788     4,056
     3       16,563    500,000   500,000    500,000     3,462     4,015     4,614      4,814     5,368     5,966
     4       22,645    500,000   500,000    500,000     4,837     5,792     6,865      4,837     5,792     6,865
     5       29,032    500,000   500,000    500,000     5,979     7,430     9,130      5,979     7,430     9,130

     6       35,737    500,000   500,000    500,000     6,876     8,910    11,394      6,876     8,910    11,394
     7       42,778    500,000   500,000    500,000     7,498    10,188    13,627      7,498    10,188    13,627
     8       50,171    500,000   500,000    500,000     7,821    11,229    15,794      7,821    11,229    15,794
     9       57,934    500,000   500,000    500,000     7,803    11,976    17,847      7,803    11,976    17,847
    10       66,084    500,000   500,000    500,000     7,411    12,375    19,735      7,411    12,375    19,735

    15      113,374    500,000   500,000    500,000     2,112    11,262    29,487      2,112    11,262    29,487
    20      173,729          0         0    500,000         0         0    27,747          0         0    27,747
    25      250,758          0         0          0         0         0         0          0         0         0
    30      349,070          0         0          0         0         0         0          0         0         0

                                  If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed Cost of Insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium charges are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense charges and mortality and expense risk charges and (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    UNISMOKER*    ISSUE AGE 45
                                  (*BLENDED SMOKER/NONSMOKER RATES)
                                  $5,254 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  CASH VALUE TEST -- CURRENT CHARGES

                                   DEATH BENEFIT                  TOTAL ACCUMULATION VALUE                  SURRENDER VALUE
                            ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
                         GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
                           NET         NET          NET         NET         NET          NET         NET         NET          NET
           PREMIUMS       -1.36%      4.64%       10.64%       -1.36%      4.64%       10.64%       -1.36%      4.64%       10.64%
          ACCUMULATED              IN YEARS 1-15                        IN YEARS 1-15                        IN YEARS 1-15
END OF        AT           NET         NET          NET         NET         NET          NET         NET         NET          NET
POLICY    5% INTEREST     -0.86%      5.14%       11.14%       -0.86%      5.14%       11.14%       -0.86%      5.14%       11.14%
 YEAR      PER YEAR            IN YEARS 16 AND AFTER                IN YEARS 16 AND AFTER                IN YEARS 16 AND AFTER
------    -----------    ---------------------------------    ---------------------------------    ---------------------------------
   1          5,254      500,000     500,000      500,000       1,730       1,853        1,976       4,252       4,375        4,498
   2         10,771      500,000     500,000      500,000       5,170       5,634        6,115       6,825       7,289        7,770
   3         16,563      500,000     500,000      500,000       8,406       9,431       10,529       9,759      10,783       11,881
   4         22,645      500,000     500,000      500,000      11,476      13,279       15,287      11,476      13,279       15,287
   5         29,032      500,000     500,000      500,000      14,401      17,200       20,445      14,401      17,200       20,445

   6         35,737      500,000     500,000      500,000      17,192      21,210       26,060      17,192      21,210       26,060
   7         42,778      500,000     500,000      500,000      19,859      25,322       32,190      19,859      25,322       32,190
   8         50,171      500,000     500,000      500,000      22,399      29,535       38,889      22,399      29,535       38,889
   9         57,934      500,000     500,000      500,000      24,801      33,845       46,210      24,801      33,845       46,210
  10         66,084      500,000     500,000      500,000      27,041      38,230       54,195      27,041      38,230       54,195

  15        113,374      500,000     500,000      500,000      37,420      63,558      109,896      37,420      63,558      109,896
  20        173,729      500,000     500,000      500,000      40,001      89,275      200,343      40,001      89,275      200,343
  25        250,758      500,000     500,000      500,000      33,265     114,539      354,270      33,265     114,539      354,270
  30        349,070      500,000     500,000      656,534       9,209     133,606      625,270       9,209     133,606      625,270

                                  If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current Cost of Insurance rates are assumed. Current mortality and expense risk charges, administrative fees and premium charges are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of current administrative expense charges and mortality and expense risk charges and (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    UNISMOKER*    ISSUE AGE 45
                                  (*BLENDED SMOKER/NONSMOKER RATES)
                                  $5,254 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  CASH VALUE TEST -- GUARANTEED CHARGES

                             DEATH BENEFIT            TOTAL ACCUMULATION VALUE            SURRENDER VALUE
                      ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
                     GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
                       NET       NET        NET       NET       NET        NET       NET       NET        NET
         PREMIUMS     -1.91%    4.09%     10.09%     -1.91%    4.09%     10.09%     -1.91%    4.09%     10.09%
        ACCUMULATED          IN YEARS 1-15                  IN YEARS 1-15                  IN YEARS 1-15
END OF      AT         NET       NET        NET       NET       NET        NET       NET       NET        NET
POLICY  5% INTEREST   -1.91%    4.09%     10.09%     -1.91%    4.09%     10.09%     -1.91%    4.09%     10.09%
 YEAR    PER YEAR        IN YEARS 16 AND AFTER          IN YEARS 16 AND AFTER          IN YEARS 16 AND AFTER
------  -----------  -----------------------------  -----------------------------  -----------------------------
   1        5,254    500,000   500,000    500,000        85       155        225     2,607     2,676      2,747
   2       10,771    500,000   500,000    500,000     1,877     2,133      2,401     3,532     3,788      4,056
   3       16,563    500,000   500,000    500,000     3,462     4,015      4,614     4,814     5,368      5,966
   4       22,645    500,000   500,000    500,000     4,837     5,792      6,865     4,837     5,792      6,865
   5       29,032    500,000   500,000    500,000     5,979     7,430      9,130     5,979     7,430      9,130

   6       35,737    500,000   500,000    500,000     6,876     8,910     11,394     6,876     8,910     11,394
   7       42,778    500,000   500,000    500,000     7,498    10,188     13,627     7,498    10,188     13,627
   8       50,171    500,000   500,000    500,000     7,821    11,229     15,794     7,821    11,229     15,794
   9       57,934    500,000   500,000    500,000     7,803    11,976     17,847     7,803    11,976     17,847
  10       66,084    500,000   500,000    500,000     7,411    12,375     19,735     7,411    12,375     19,735

  15      113,374    500,000   500,000    500,000     2,112    11,262     29,487     2,112    11,262     29,487
  20      173,729          0         0    500,000         0         0     27,747         0         0     27,747
  25      250,758          0         0          0         0         0          0         0         0          0
  30      349,070          0         0          0         0         0          0         0         0          0

                                  If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed Cost of Insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium charges are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense charges and mortality and expense risk charges and (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  WITH JOINT AND SURVIVORSHIP RIDER
                                  SEX-DISTINCT NONSMOKER ISSUE AGES 55 (MALE),
                                  52 (FEMALE)
                                  $548,000 ANNUAL PREMIUM FOR SEVEN YEARS
                                  FACE AMOUNT $20,000,000
                                  DEATH BENEFIT OPTION B
                                  GUIDELINE TEST -- GUARANTEED CHARGES

                      DEATH BENEFIT (IN MILLIONS)        TOTAL ACCUMULATION VALUE                SURRENDER VALUE
                      ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
                     GROSS 0%  GROSS 6%  GROSS 12%    GROSS 0%   GROSS 6%   GROSS 12%    GROSS 0%   GROSS 6%   GROSS 12%
                       NET       NET        NET         NET         NET        NET         NET         NET        NET
         PREMIUMS     -1.91%    4.09%      10.09%      -1.91%      4.09%      10.09%      -1.91%      4.09%      10.09%
        ACCUMULATED          IN YEARS 1-15                     IN YEARS 1-15                      IN YEARS 1-15
END OF      AT         NET       NET        NET         NET         NET        NET         NET         NET        NET
POLICY  5% INTEREST   -1.91%    4.09%      10.09%      -1.91%      4.09%      10.09%      -1.91%      4.09%      10.09%
 YEAR    PER YEAR        IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER              IN YEARS 16 AND AFTER
------  -----------  ------------------------------  ---------------------------------  ---------------------------------
   1       548,000        20        20           20     360,623    382,706     404,790     520,775    542,858     564,941
   2     1,123,400        20        20           20     816,228    889,218     964,861     923,685    996,676   1,072,319
   3     1,727,570        20        20           20   1,261,121  1,414,393   1,579,349   1,351,014  1,504,286   1,669,242
   4     2,361,949        20        20           20   1,695,138  1,958,642   2,253,417   1,695,138  1,958,642   2,253,417
   5     3,028,046        20        20           20   2,118,067  2,522,364   2,992,751   2,118,067  2,522,364   2,992,751

   6     3,727,448        20        20           20   2,529,670  3,105,974   3,803,650   2,529,670  3,105,974   3,803,650
   7     4,461,821        20        20           20   2,929,697  3,709,922   4,693,133   2,929,697  3,709,922   4,693,133
   8     4,684,912        20        20           20   2,852,189  3,840,535   5,146,392   2,852,189  3,840,535   5,146,392
   9     4,919,157        20        20           20   2,770,201  3,970,989   5,640,700   2,770,201  3,970,989   5,640,700
  10     5,165,115        20        20           20   2,682,494  4,100,164   6,179,531   2,682,494  4,100,164   6,179,531

  15     6,592,141        20        20           20   2,089,843  4,662,902   9,687,273   2,089,843  4,662,902   9,687,273
  20     8,413,428        20        20           20     958,579  4,817,380  15,159,236     958,579  4,817,380  15,159,236
  25    10,737,903         0        20   25.408,550           0  3,714,047  24,198,619           0  3,714,047  24,198,619
  30    13,704,588         0         0   40.526,659           0          0  38,596,818           0          0  38,596,818

                                  If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed Cost of Insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium charges are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense and mortality and expense risk charges and (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  WITH JOINT AND SURVIVORSHIP RIDER
                                  SEX-DISTINCT NONSMOKER ISSUE AGES 55 (MALE),
                                  52 (FEMALE)
                                  $548,000 ANNUAL PREMIUM FOR SEVEN YEARS
                                  FACE AMOUNT $20,000,000
                                  DEATH BENEFIT OPTION B
                                  CASH VALUE TEST -- GUARANTEED CHARGES

                      DEATH BENEFIT (IN MILLIONS)        TOTAL ACCUMULATION VALUE              SURRENDER VALUE
                      ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
                     GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
                       NET       NET        NET         NET        NET        NET         NET        NET        NET
         PREMIUMS     -1.91%    4.09%      10.09%     -1.91%      4.09%      10.09%     -1.91%      4.09%      10.09%
        ACCUMULATED          IN YEARS 1-15                    IN YEARS 1-15                     IN YEARS 1-15
END OF      AT         NET       NET        NET         NET        NET        NET         NET        NET        NET
POLICY  5% INTEREST   -1.91%    4.09%      10.09%     -1.91%      4.09%      10.09%     -1.91%      4.09%      10.09%
 YEAR    PER YEAR        IN YEARS 16 AND AFTER            IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER
------  -----------  ------------------------------  --------------------------------  --------------------------------
   1       548,000        20        20           20    360,623    382,706     404,790    520,775    542,858     564,941
   2     1,123,400        20        20           20    816,228    889,218     964,861    923,685    996,676   1,072,319
   3     1,727,570        20        20           20  1,261,121  1,414,393   1,579,349  1,351,014  1,504,286   1,669,242
   4     2,361,949        20        20           20  1,695,138  1,958,642   2,253,417  1,695,138  1,958,642   2,253,417
   5     3,028,046        20        20           20  2,118,067  2,522,364   2,992,751  2,118,067  2,522,364   2,992,751

   6     3,727,448        20        20           20  2,529,670  3,105,974   3,803,650  2,529,670  3,105,974   3,803,650
   7     4,461,821        20        20           20  2,929,697  3,709,922   4,693,133  2,929,697  3,709,922   4,693,133
   8     4,684,912        20        20           20  2,852,189  3,840,535   5,146,392  2,852,189  3,840,535   5,146,392
   9     4,919,157        20        20           20  2,770,201  3,970,989   5,640,700  2,770,201  3,970,989   5,640,700
  10     5,165,115        20        20           20  2,682,494  4,100,164   6,179,531  2,682,494  4,100,164   6,179,531

  15     6,592,141        20        20           20  2,089,843  4,662,902   9,687,273  2,089,843  4,662,902   9,687,273
  20     8,413,428        20        20   24.631,888    958,579  4,817,380  15,022,375    958,579  4,817,380  15,022,375
  25    10,737,903         0        20   32.553,604          0  3,714,047  22,685,755          0  3,714,047  22,685,755
  30    13,704,588         0         0   42.878,588          0          0  33,176,207          0          0  33,176,207

                                  If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed Cost of Insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium charges are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense and mortality and expense risk charges and (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                        FEES AND CHARGES REPRESENTATION

    The Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                          UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                       CONTENTS OF REGISTRATION STATEMENT
    This Post-Effective Amendment No. 10 to this registration statement comprises the following papers and documents:
       The facing sheet;
       A cross-reference sheet (reconciliation and tie);
       Two prospectuses, each consisting of 105 pages;
       The Fees and Charges Representation;
       The undertaking to file reports;
       The signatures and Power of Attorney;
       Opinion and consent of Mark A. Parsons, Esq.;
       Opinion and consent of Michelle L. Kunzman, FSA, MAAA
       Consent of PricewaterhouseCoopers LLP, Independent Accountants

        Exhibit 1.       Principal Underwriting Agreement between Connecticut General
                         Life Insurance Company and CIGNA Financial Services, Inc.
                         dated as of December 1, 1997.(5)
        Exhibit 2.       Fund Participation Agreements
                         Agreements between Connecticut General Life Insurance
                         Company and
                         (a) Alger American Fund(1)
                         (b) Fidelity Variable Products Fund(2)
                         (c) Fidelity Variable Products Fund II(2)
                         (d) MFS Variable Insurance Trust(2)
                         (e) OCC Accumulation Trust(2)
                         (f) Templeton Variable Product Series Fund(2)
                         (g) CIGNA Variable Products Group(3)
                         (h) Janus Aspen Series Trust(4)
                         (i) BT Insurance Funds Trust(6)
                         (j) Neuberger Berman Advisers Management Trust(8)
                         (k) Amendment to Templeton Variable Product Series Fund
                         Participation Agreement
                         (Exhibit 2(f)).(8)
        Exhibit 3.       Form LN621 -- Flexible Premium Variable Life Insurance
                         Policy(4)
        Exhibit 3.1.     Form LR485 -- Joint and Survivorship Benefit Rider(7)
        Exhibit 4.       Certificate of Amendment of Certificate of Incorporation of
                         Connecticut General Life Insurance Company, as filed March
                         23, 1999.(7)
        Exhibit 5.       Certificate of By-laws of Connecticut General Life Insurance
                         Company as amended July 30, 1998.(7)
                         (1) -- Incorporated by reference to Post-Effective Amendment
                         No. 2 to Registration Statement on Form S-6 (File
                                No. 33-84426) filed by CG Variable Life Insurance
                                Separate Account I on April 19, 1996.
                         (2) -- Incorporated by reference to Post-Amendment No. 1 to
                         Registration Statement on Form S-6 (File No. 33-89238)
                                filed by CG Variable Life Insurance Separate
                                Account II on April 19, 1996.
                         (3) -- Incorporated by reference to Post-Effective Amendment
                         No. 1 to this Registration Statement filed on April 22,
                                1997.
                         (4) -- Incorporated by reference to Post-Effective Amendment
                         No. 2 to this Registration Statement filed on October 31,
                                1997.
                         (5) -- Incorporated by reference to Post-Effective Amendment
                         No. 3 to this Registration Statement filed on December 29,
                                1997.
                         (6) -- Incorporated by reference to Post-Effective Amendment
                         No. 6 to this Registration Statement filed on April 22,
                                1998.
                         (7) -- Incorporated by reference to Post-Effective Amendment
                         No. 8 to this Registration Statement filed on April 20,
                                1999.
                         (8) -- Incorporated by reference to the Post-Effective
                         Amendment No. 9 to this Registration Statement filed on
                                April 28, 2000.

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 10 to its Registration Statement on Form S-6 (File No. 333-01741) to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford and State of Connecticut on the 25th day of April, 2001. Registrant certifies that this Post-Effective Amendment No. 10 meets all the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933.

      CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
       (REGISTRANT)

       By /s/ Russell W. Anderson
       --------------------------------------------------
        Russell W. Anderson
        Sr. Vice President
        Connecticut General Life Insurance Company

      CONNECTICUT GENERAL LIFE INSURANCE COMPANY
       (DEPOSITOR)

       By /s/ Russell W. Anderson
       --------------------------------------------------
        Russell W. Anderson
        Sr. Vice President

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-01741) has been signed below on April 25, 2001 by the following persons, as officers and directors of the Depositor, in the capacities indicated:

                      SIGNATURE                                       TITLE
                      ---------                                       -----
                        /s/                    *
     -------------------------------------------       President and Director
                   Thomas C. Jones                      (Principal Executive Officer)

                        /s/                    *
     -------------------------------------------       Assistant Vice President
                   James Yablecki                       (Principal Financial Officer)

                        /s/                    *
     -------------------------------------------       Vice President
                 Michael J. Stephan                     (Principal Accounting Officer)

                        /s/                    *
     -------------------------------------------       Director
                  Harold W. Albert

                        /s/                    *
     -------------------------------------------       Director
                   John Cannon III

                        /s/                    *
     -------------------------------------------       Director
                  Richard H. Forde

                        /s/                    *
     -------------------------------------------       Director
                   Barbara B. Hill

                        /s/                    *
     -------------------------------------------       Director
                   Carol M. Olsen

                        /s/                    *
     -------------------------------------------       Director
                 William M. Pastore

                        /s/                    *
     -------------------------------------------       Director
                  David M. Porcello

                        /s/                    *
     -------------------------------------------       Director
                  Marc L. Preminger

                        /s/                    *
     -------------------------------------------       Director
                 Patricia L. Rowland

                        /s/                    *
     -------------------------------------------       Director
               W. Allen Schaffer, M.D.

                        /s/                    *
     -------------------------------------------       Director
                   Jean H. Walker

        *By          /s/ RUSSELL W. ANDERSON
     -------------------------------------------
                 Russell W. Anderson                   Sr. Vice President
                  ATTORNEY-IN-FACT
            (A Majority of the Directors)

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of Connecticut General Life Insurance Company, hereby severally constitute and appoint Russell W. Anderson and Mark A. Parsons, and each of them individually, our true and lawful attorneys-in-fact, with full power to them and each of them to sign for us, in our names and in the capacities indicated below, any and all amendments to Registration Statement No. 333-01741 filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by either of our attorneys-in-fact to any such Registration Statement.

    WITNESS our hands and common seal on this 25 day of April, 2001.

                      SIGNATURE                                            TITLE
                      ---------                                            -----
                 /S/ THOMAS C. JONES
     -------------------------------------------       President (Principal Executive Officer) and
                   Thomas C. Jones                      Director

               /S/ WILLIAM M. PASTORE
     -------------------------------------------       Sr. Vice President, Chairman of the Board and
                 William M. Pastore                     Director

                /S/ MARC L. PREMINGER
     -------------------------------------------       Sr. Vice President, Chief Financial Officer
                  Marc L. Preminger                     and Director

                /S/ JOHN CANNON, III
     -------------------------------------------       Sr. Vice President, Chief Counsel and Director
                   John Cannon III

                 /S/ CAROL M. OLSEN
     -------------------------------------------       Sr. Vice President and Director
                   Carol M. Olsen

               /S/ PATRICIA L. ROWLAND
     -------------------------------------------       Sr. Vice President and Director
                 Patricia L. Rowland

             /S/ W. ALLEN SCHAFFER, M.D.
     -------------------------------------------       Sr. Vice President and Director
               W. Allen Schaffer, M.D.

                /S/ HAROLD W. ALBERT
     -------------------------------------------       Director
                  Harold W. Albert

                /S/ DAVID M. PORCELLO
     -------------------------------------------       Vice President And Treasurer
                  David M. Porcello

               /S/ MICHAEL J. STEPHAN
     -------------------------------------------       Vice President (Principal Accounting Officer)
                 Michael J. Stephan

                 /S/ SUSAN L. COOPER
     -------------------------------------------       Corporate Secretary
                   Susan L. Cooper

                /S/ ANDREW G. HELMING
     -------------------------------------------       Secretary
                  Andrew G. Helming

                 /S/ JEAN H. WALKER
     -------------------------------------------       Senior Vice President, Actuary and Director
                   Jean H. Walker

                 /S/ JAMES YABLECKI
     -------------------------------------------       Assistant Vice President (Principal Financial
                   James Yablecki                       Officer)

                /S/ RICHARD H. FORDE
     -------------------------------------------       Senior Vice President and Director
                  Richard H. Forde

                 /S/ BARBARA B. HILL
     -------------------------------------------       Senior Vice President and Director
                   Barbara B. Hill

MARK A. PARSONS
CHIEF COUNSEL                                  [LOGO]

                  Legal Department, S-215
                  Hartford, CT 06152-2215
                  Telephone: (860) 726-7673
                  Facsimile: (860) 726-8885

April 20, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:    CG Corporate Insurance Variable Life Separate Account 02
       Connecticut General Life Insurance Company
       Post-Effective Amendment Number 10, Form S-6: 333-01741

Dear Sirs:

As Chief Counsel of CIGNA Retirement and Investment Services Division of the CIGNA Companies, I am familiar with the action of the Board of Directors of Connecticut General Life Insurance Company (the "Company"), establishing the Account and its method of operation and authorizing the filing of a Registration Statement under the Securities Act of 1933, (and amendments thereto) for the securities to be issued by the Account and the Investment Company Act of 1940 for the Account itself.

In the course of preparing this opinion, I have reviewed the Certificate of Incorporation and the By-Laws of the Company, the Board actions with respect to the Account, and such other matters as I deemed necessary or appropriate. Based on such review, I am of the opinion that the variable life insurance policies (and interests therein) which are the subject of Post-Effective Amendment
No. 10 to said Registration Statement under the Securities Act of 1933 for the Account, will, when issued, be legally issued and will represent binding obligations of the Company, the depositor for the Account.

I further consent to the use of this opinion as an Exhibit to Post-Effective Amendment No. 10 to said Registration Statement and to the reference to me under the heading Experts in said Registration, as amended.

Very truly yours,

/s/ Mark A. Parsons
Chief Counsel

MICHELLE L. KUNZMAN, FSA, MAAA
ASSISTANT VICE PRESIDENT                       [LOGO]
EXECUTIVE BENEFITS

                  Corporate Insurance, H14A
                  Hartford, CT 06104
                  Telephone: (860) 534-4134
                  Facsimile: (860) 534-4190

April 20, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:    CG Corporate Insurance Variable Life Separate Account 02
       Connecticut General Life Insurance Company
       Post-Effective Amendment Number 10, Form S-6: 333-01741

Dear Sirs:

This opinion is furnished in connection with Post-Effective Amendment No. 10 to the Registration Statement on Form S-6 filed by Connecticut General Life Insurance Company under the Securities Act of 1933 recorded as File
No. 333-01741. The prospectus included in said Post-Effective Amendment describes flexible premium variable universal life policies (the "Policies"). The prospectus also includes information on making the individual Policy available on a joint and survivorship basis by way of a rider. The forms of Policies and rider were prepared under my direction and I am familiar with the Registration Statement, as amended, and Exhibits thereto.

In my opinion, the illustrations of benefits under the Policies, both with and without use of the Joint and Survivorship rider, included in the Section entitled "Illustrations" in the prospectus, based on assumptions stated in the illustrations, are consistent with the provisions of the respective forms of the Policies. The ages, underwriting classification, and Death Benefit Option selected in the illustrations are representative of the manner in which the Policies operate.

I hereby consent to this use of the opinion as an exhibit to the Registration Statement and to the reference to me under the heading "Experts" in the prospectus.

Very truly yours,

Michelle L. Kunzman, FSA, MAAA
Assistant Vice President

                       CONSENT OF INDEPENDENT ACCOUNTANTS

We hereby consent to the use in this Post-Effective Amendment No. 10 to the registration statement on Form S-6 ("Registration Statement") of our report dated February 8, 2001, relating to the consolidated financial statements of Connecticut General Life Insurance Company and our report dated February 20, 2001, relating to the financial statements and selected per unit data of CG Corporate Insurance Variable Life Separate Account 02, which appear in such Registration Statement. We also consent to the reference to us under the heading "Experts" in such Registration Statement.

PRICEWATERHOUSECOOPERS LLP
Hartford, Connecticut
April 23, 2001